As filed with the Securities and Exchange                                         Registration No. 033-75962*

Commission on April 24, 2019                                                           Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 71 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-1631

Peter M. Scavongelli, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2019, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Deferred Variable and Fixed Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:  033-75978.

PART A

Voya Retirement Insurance and Annuity Company

Variable Annuity Account C

OPPORTUNITY PLUS

CONTRACT PROSPECTUS – MAY 1, 2019

The Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). The contracts may be single purchase payment contracts, which allow for lump-sum payments, or installment purchase payment contracts, which are designed for installment payments but which also accept lump-sum payments. They are intended to be used as funding vehicles for certain types of supplemental retirement programs, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”).

Why Reading This Prospectus Is Important. Before you participate in the contract through a retirement program, you should read this prospectus. It provides facts about the contract and its investment options. Prospective contract holders (generally a school district in the State of New York to which we issue a master contract) should read this prospectus to help determine if the contract is appropriate for those employees eligible to participate. You may participate in this contract if you are an eligible employee of a school board in the State of New York. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”). Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. Information about the risks of investing in the funds through the contract is located in the “INVESTMENT OPTIONS” section on page 12 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain them for future reference.

Fixed Interest Options. We describe the fixed interest options (the Guaranteed Accumulation Account (“GAA”) and the Fixed Account) in appendices to this prospectus. There is also a separate prospectus for the GAA. Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount and types of compensation we may pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2019, Statement of Additional Information (“SAI”) associated with this prospectus free of charge by indicating your request on your enrollment materials, by calling the Service Center at 1-800-584-6001 or by writing to us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or the GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement for the contract prospectus under the Securities Act of 1933. This number is 033-75962. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-230711. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

CONTRACT PROSPECTUS – MAY 1, 2019 (CONTINUED)

The Funds*

Alger Responsible Investing Fund (Class A)(1)

Amana Growth Fund (Investor Class)(1)

Amana Income Fund (Investor Class)(1)

American Century Investments® Income & Growth Fund (A Class)(1)

American Century Investments® Inflation-Adjusted Bond Fund
(Investor Class)(1)

American Funds® – EuroPacific Growth Fund® (Class R-4)(1)

American Funds® – New Perspective Fund® (Class R-4)(1)

American Funds® – The Growth Fund of America® (Class R-4)(1)

American Funds® – Washington Mutual Investors FundSM
(Class R-4)(1)

BlackRock Health Sciences Opportunities Portfolio
(Institutional Shares)(1)

BlackRock Mid Cap Dividend Fund (Investor A Shares)(1)

Calvert VP SRI Balanced Portfolio (Class I)

Fidelity® VIP Asset Manager Portfolio (Initial Class)

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP High Income Portfolio (Initial Class)

Fidelity® VIP Index 500 Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund (Class 2)

Invesco American Value Fund (Class R5)(1)

Invesco Mid Cap Core Equity Fund (Class A)(1)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Lazard International Equity Portfolio (Open Shares)(1)

Loomis Sayles Limited Term Government and Agency Fund (Class Y)(1)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio
(Class VC)

Nuveen Global Infrastructure Fund (Class I)(1)

Oppenheimer Developing Markets Fund (Class A)(1)(2)

Oppenheimer Main Street Fund® (Class A)(1)(2)

Pax Balanced Fund (Investor Class)(1)(3)

PIMCO CommodityRealReturn Strategy Fund®
(Administrative Class)(1)

PIMCO Real Return Portfolio (Administrative Class)

TCW Total Return Bond Fund (Class N)(1)

Templeton Global Bond Fund (Class A)(1)

USAA Precious Metals and Minerals Fund (Adviser Shares)(1)

Victory Sycamore Established Value Fund (Class A)(1)(4)

Voya Balanced Portfolio (Class I)

Voya Floating Rate Fund (Class A)(1)

Voya Global Bond Portfolio (Class I)

Voya Global Equity Portfolio (Class S)(5)

Voya Global Perspectives® Portfolio (Class I)(2)

Voya GNMA Income Fund (Class A)(1)

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class I)(5)(6)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2025 Portfolio (Class I)(2)

Voya Solution 2035 Portfolio (Class I)(2)

Voya Solution 2045 Portfolio (Class I)(2)

Voya Solution 2055 Portfolio (Class I)(2)

Voya Solution Income Portfolio (Class I)(2)

Voya Strategic Allocation Conservative Portfolio (Class I)(2)

Voya Strategic Allocation Growth Portfolio (Class I)(2)

Voya Strategic Allocation Moderate Portfolio (Class I)(2)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® JPMorgan Emerging Markets Equity Portfolio (Class I)

VY® Oppenheimer Global Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

Wells Fargo Small Company Growth Fund (Class A)(1)

Wells Fargo Special Small Cap Value Fund (Class A)(1)

_________________________

*    See “APPENDIX III – FUND DESCRIPTIONS” for further information about the funds.

(1)     This fund is available to the general public, in addition to being available through variable annuity contracts.

(2)   Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries, has entered into an agreement whereby Invesco Ltd. will acquire OppenheimerFunds, Inc. Subject to shareholder approval, these funds will, on or about May 24, 2019, change their names and share classes to the Invesco Oppenheimer Developing Markets Fund (Class A) and the Invesco Oppenheimer Main Street Fund (Class A), respectively, be managed by Invesco Advisers, Inc. and have the same investment objective(s) as the corresponding Oppenheimer fund.

(3)   This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.

(4)   This fund is closed to new investors.  The fund will continue to be available for investment by existing investors and through retirement plans that currently offer the fund.

(5)     This fund employs a managed volatility strategy.  See “INVESTMENT OPTIONS – Funds Available Through the Separate Account” for more information.

(6)     Prior to May 1, 2019, this fund was known as VY® Templeton Foreign Equity Portfolio.

PRO.75962-19                                                                                    2

CONTRACT OVERVIEW	5
Who’s Who
The Contract and Your Supplemental Retirement Program
Contract Rights
Questions: Contacting the Company (sidebar)
Making Requests in Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE			7
CONDENSED FINANCIAL INFORMATION			9
THE COMPANY			9
CONTRACT PURCHASE AND PARTICIPATION			10
CONTRACT OWNERSHIP AND RIGHTS			12
RIGHT TO CANCEL			12
INVESTMENT OPTIONS			12
FEES			17
YOUR ACCOUNT VALUE			22
TRANSFERS			24
WITHDRAWALS			27
SYSTEMATIC DISTRIBUTION OPTIONS			28
LOANS			29
DEATH BENEFIT			29
INCOME PHASE			31
FEDERAL TAX CONSIDERATIONS			34
CONTRACT DISTRIBUTION			41
OTHER TOPICS			44
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION			47
APPENDIX I	-	GUARANTEED ACCUMULATION ACCOUNT	48
APPENDIX II	-	FIXED ACCOUNT	50
APPENDIX III	-	FUND DESCRIPTIONS	51
APPENDIX IV	-	CONDENSED FINANCIAL INFORMATION	CFI 1

PRO.75962-19                                                                                   3

CONTRACT OVERVIEW

Questions:  Contacting the Company.

To answer your questions, contact your local representative or write or call the Company at:

For all regular mail, please use:

Service Center

Voya
P.O. Box 990065

Hartford, CT 06199-0065

For overnight delivery, please use:

Service Center

Voya

One Orange Way
Windsor, CT 06095-4774

1-800-584-6001

Making Requests in Good Order.

To request contract transactions such as amending your beneficiary designation(s), filing a death claim, requesting a withdrawal or loan, changing fund allocations or initiating transfers of existing balances among the investment options or exercising a systematic distribution option, contact your local representative or the Company through the Service Center to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate information on how to complete your requested transaction.

Generally, a request is considered to be in “good order” when it is made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon requests that are received in good order.

The following is intended as an overview. Please read each section of this prospectus for additional information.
Who’s Who

You (the “participant”):  The individual participating in a supplemental retirement program, where the program uses the contract as a funding option.

Plan Sponsor:  The sponsor of your supplemental retirement program. Generally, your employer.

Contract Holder:  The person or entity to whom we issue the contract. The contract holder is generally a school district in the State of New York to which we have issued the master contract. We may also refer to the contract holder as the contract owner.

We, us, our (the “Company”):  Voya Retirement Insurance and Annuity Company. We issue the contract.

The Contract and Your Supplemental Retirement Plan

Supplemental Retirement Program (“plan”):  A plan sponsor has established a supplemental retirement program for you. The term “contract(s)” in this prospectus refers to the group deferred variable annuity contract offered as a funding option for that plan.

Plan Type:  We refer to the supplemental retirement program in this prospectus as a 403(b) or Roth 403(b) plan. For a description, see “FEDERAL TAX CONSIDERATIONS.”

Use of an Annuity Contract in Your Plan:  Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) or Roth 403(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

Contract Rights

You generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. See “FEDERAL TAX CONSIDERATIONS.”

PRO.75962-19                                                                                   4

Contract Facts

Free Look/Right to Cancel:  Contract holders and participants may cancel their purchase no later than ten days after they receive the contract (or other document evidencing their interest). See “RIGHT TO CANCEL.”

Death Benefit:  A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals:  During the accumulation phase, you may, subject to the limits in the contract and your plan, withdraw all or a part of your account value. Certain fees and taxes may apply. See “WITHDRAWALS” and “FEDERAL TAX CONSIDERATIONS.” Amounts withdrawn from the GAA may be subject to a market value adjustment. See APPENDIX I.

Systematic Distribution Options:  You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees:  Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation:  Amounts you receive as a distribution will generally be included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1:  You provide the Company with your completed enrollment materials. We may set up one or more accounts for you. We may set up account(s) for employer contributions and/or contributions from your salary.

STEP 2:  You direct us to invest your account dollars in one or more of the following investment options:

•      Fixed Interest Options; or

•      Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3:  The subaccount(s) selected purchases shares of its underlying fund.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2		¯
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

The contract offers several income phase payment options. See “INCOME PHASE.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an income phase payment option that provides a death benefit to your beneficiary(ies); and

•      Select fixed income phase payments, variable income phase payments (that vary based on the performance of the variable investment options you select) or a combination of fixed and variable income phase payments.

PRO.75962-19                                                                                   5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options.

Early Withdrawal Charge[1]

(as a percentage of amount withdrawn)                                               5.00%

In this Section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See the “FEES” Section for:

Early Withdrawal Charge Schedules;

How, When and Why Fees are Deducted;

Fund Redemption Fees; and

Premium and Other Taxes.

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Separate Account Annual Expenses

(as a percentage of average account value)

	Maximum Charges	Current Charges
Mortality and Expense Risk Charge[2]	1.00%	1.00%
Administrative Expense Charge[3]	0.25%	0.20%
Total Separate Account Annual Expenses	1.25%	1.20%

PRO.75962-19                                                                                   6

1   This is a deferred sales charge. For single purchase payment contracts, there is no early withdrawal charge. For installment purchase payment contracts, the early withdrawal charge reduces over time and applies to amounts withdrawn from the Fixed Account and to amounts withdrawn from the subaccounts and the Guaranteed Accumulation Account but only if they were attributable to amounts held in the Fixed Account at any time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”

2   The mortality and expense risk charge for the Voya Government Money Market Portfolio subaccount is currently 0.35% on an annual basis.

3   We reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees and other expenses)	0.10%	1.64%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the separate account annual expenses applicable to the particular fund and fund fees and expenses.

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period*:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$915	$1,758	$2,511	$4,500	$411	$1,244	$2,092	$4,281

PRO.75962-19                                                                                   7

*   This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to installment purchase payment contracts. The installment purchase payment contracts schedule is listed in “FEES.”

** This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period*:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$770	$1,331	$1,807	$3,140	$258	$794	$1,355	$2,885

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the separate account subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands.

Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

PRO.75962-19                                                                                   8

*   This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to installment purchase payment contracts. The installment purchase payment contracts schedule is listed in “FEES.”

** This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are deferred variable annuity contracts that the Company offers in connection with supplemental retirement programs under Tax Code Section 403(b), including Roth 403(b). The plans are established by school boards in the State of New York, for their participants.

There are two group deferred variable annuity contracts:

•      Single purchase payment contracts issued for lump-sum transfers to us of amounts accumulated under a pre-existing plan; and

•      Installment purchase payment contracts established to accept continuing periodic payments, but which may also accept lump-sum transfers.

Currently, only installment purchase payment contracts are available for new enrollments. Lump-sum transfers below this minimum will be applied to an installment purchase payment contract.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Types of Accounts. There are three types of accounts that may be available under your contract:

•      An employer pre-tax account that will be credited with employer contributions (if any) and any portion of any transfer or rollover contributions attributable to such amounts;

•      An employee pre-tax account that will be credited with employee salary reduction contributions (if any) and the portion of any transfer or rollover contributions attributable to such amounts; and

•      An employee Roth 403(b) account that will be credited with employee after-tax salary contributions to the Roth 403(b) account (if any) and the portion of any transfer or rollover contribution attributable to such amounts.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a Section 403(b) or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder completes the required forms and the local representative submits them to the Company. We approve the forms and issue a contract to the contract holder.

PRO.75962-19                                                                                   9

Participating in the Contract. To participate in the contract, your local representative will assist you in completing an enrollment form and submitting it to the Service Center. See “CONTRACT OVERVIEW – Questions:  Contacting the Company.” If your enrollment is accepted, we establish one or more accounts for you under the contract(s). We may establish an employee account for contributions from your salary or rollover amount, an employer account for employer contributions and a Roth 403(b) account for employee contributions from your salary or rollover amount. Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.

Acceptance or Rejection of Application or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, the payments remain in a non-interest bearing bank account until processed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

Allocating Purchase Payments to the Investment Options. You direct us to allocate initial purchase payments to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, except as may be required under our Excessive Trading Policy, you may request alternative allocation instructions or initiate transfers of existing balances among the investment options by telephone or, where applicable, electronically. Contact the Service Center at the telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” for information on how to initiate transfers or reallocations and for the electronic trading mediums currently available.

Tax Code Restriction. The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your local representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement program. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under this contract. If you are exchanging from another annuity contract, New York state law requires completion of replacement forms, which will assist you in this comparison. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your local representative or tax adviser to make sure that the exchange will be handled so that it is tax free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

PRO.75962-19                                                                                   10

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder is generally a school district in the State of New York to which we have issued the master contract.

Who Owns Money Accumulated Under the Contract? We establish one or more accounts for you under the contracts. Generally, we establish an employee account to receive salary reduction and rollover amounts, an employer account to receive employer contributions and Roth 403(b) account(s) to receive employee after-tax salary reduction and rollover amounts. You have the right to the value of your employee account and any employer account, to the extent you are vested as interpreted by the contract holder.

What Rights Do I Have Under the Contract? You generally hold all rights under the contract and may make all elections for your accounts, subject to the consent and approval of the contract holder or its delegate in connection with certain distributions and other transactions related to your account. See “CONTRACT OVERVIEW – Contract Rights” and “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Distributions – Eligibility.”

RIGHT TO CANCEL

When and How to Cancel. You or the contract holder may cancel your purchase within ten days after receiving the contract (or other document evidencing your interest) by returning it to the Service Center or your local representative along with a written notice of cancellation.

Refunds. We will produce a refund to you or the contract holder no later than seven calendar days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The refund will equal the dollars contributed to the contract plus any earnings and less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges, administrative expense charges, or optional endorsement charges deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. We will not apply a market value adjustment to any amounts you contributed to the GAA.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or the plan administrator if applicable, generally a school district in the State of New York to which we have issued the master contract, or you instruct us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of an underlying mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

PRO.75962-19                                                                                   11

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of an underlying fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide a brief description of each fund in APPENDIX III. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.  Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding – bought for annuities and life insurance.

•      Shared funding – bought by more than one company.

PRO.75962-19                                                                                   12

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

•      Alger Responsible Investing Fund;

•      Amana Growth Fund;

•      Amana Income Fund;

•      American Century Investments® Income & Growth Fund;

•      American Century Investments® Inflation-Adjusted Bond Fund;

•      American Funds® – EuroPacific Growth Fund®;

•      American Funds® – New Perspective Fund®;

•      American Funds® – The Growth Fund of America®;

•      American Funds® – Washington Mutual Investors FundSM;

•      BlackRock Health Sciences Opportunities Portfolio;

•      BlackRock Mid Cap Dividend Fund;

•      Invesco American Value Fund;

•      Invesco Mid Cap Core Equity Fund;

•      Lazard International Equity Portfolio;

•      Loomis Sayles Limited Term Government and Agency Fund;

•      Nuveen Global Infrastructure Fund;

•      Oppenheimer Developing Markets Fund;

•      Oppenheimer Main Street Fund;

•      Pax Balanced Fund;

•      PIMCO CommodityRealReturn Strategy Fund®;

•      TCW Total Return Bond Fund;

•      Templeton Global Bond Fund;

•      USAA Precious Metals and Minerals Fund;

•      Victory Sycamore Established Value Fund;

•      Voya Floating Rate Fund;

•      Voya GNMA Income Fund;

•      Wells Fargo Small Company Growth Fund; and

•      Wells Fargo Special Small Cap Value Fund.

See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Special Considerations for Section 403(b) Plans” for information about investing in one of the public funds under a Section 403(b) or Roth 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”)  We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contracts. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

PRO.75962-19                                                                                   13

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under contracts issued in connection with section 403(b) plans, you have a fully vested interest in the value of your employee account and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•      Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•      Combine two or more subaccounts;

•      Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•      Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your contract;

>    There is a change in laws or regulations;

>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate.

•      Stop selling the contract;

•      Limit or eliminate any voting rights for the separate account; or

•      Make any changes required by the 1940 Act or its rules or regulations.

PRO.75962-19                                                                                   14

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options, see the appendices and the GAA prospectus. The GAA prospectus may be obtained free of charge from the Service Center at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fixed interest option appendices and the GAA prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more than 25 investment options can be selected at any one time.

PRO.75962-19                                                                                   15

FEES

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume.  The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and “FEE TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Under installment purchase payment contracts, withdrawals of all or a portion of your Fixed Account value, or of account values held in the subaccounts or the GAA that were attributable to amounts held in the Fixed Account at any time, may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Types of Fees

Your account may incur the following types of fees:

•      Transaction Fees

>    Early Withdrawal Charge

>    Fund Redemption Fees

•      Fees Deducted from Investments in the Subaccounts

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

•      Fund Fees and Expenses

There is no early withdrawal charge under installment purchase payment contracts of amounts distributed under the terms of a settlement agreement with the New York Attorney General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no early withdrawal charge for any amounts withdrawn under single purchase payment contracts.

Amount. The charge is a percentage of the amount withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Purpose. This is a deferred sales charge. This charge may be referred to as a surrender charge in your contract or certificate/enrollment materials. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

The early withdrawal charge applies only to:

•    Amounts withdrawn from the Fixed Account; and

•    Amounts withdrawn from a subaccount or the GAA if they were attributable to amounts held in the Fixed Account (and any earnings on such amounts). Amounts will be withdrawn proportionately from amounts that are subject to an early withdrawal charge and amounts that are not subject to an early withdrawal charge.

Early Withdrawal Charge Schedules

The following schedules are based on the number of completed account years (an account year is a 12 month period measured from the date we establish your account, or measured from any anniversary of that date).

PRO.75962-19                                                                                   16

Withdrawals from the Fixed Account and Variable Investment Options*
Account Years Completed Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but less than 10 10 or more	Early Withdrawal Charge 5% 4% 3% 2% 0%

Withdrawals from the Guaranteed Accumulation Account that are Subject to an Early Withdrawal Charge*
Account Years Completed Fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

*       The early withdrawal charge applies to amounts withdrawn from the variable investment options and the GAA only if they were attributable to amounts held in the Fixed Account at any time.  Amounts will be withdrawn proportionately from amounts that are subject to an early withdrawal charge and amounts that are not subject to an early withdrawal charge.

Waivers. The early withdrawal charge is waived for portions of a withdrawal that are:

•      Used to provide payments to you during the income phase;

•      Paid because of your death before income phase payments begin;

•      Paid where your account value is $5,000 or less and no withdrawals have been taken from the contract within the prior 12 months;

•      Withdrawn because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION OPTIONS”);

•      Withdrawn when you are 59½ or older, have an installment purchase payment account and at least nine account years have been completed;

•      Withdrawn due to disability as specified in the Tax Code;

•      Withdrawn due to your separation from service;

•      Withdrawn due to a financial hardship as defined in the Tax Code;

•      Transferred or exchanged to another contract issued by the Company for the plan, subject to conditions established by the Company, and provided the new contract is not canceled under the right to cancel provision. We will treat the exercise of the right to cancel as a reinstatement, and any subsequent surrender may be subject to an applicable early withdrawal charge; or

•      Transferred or exchanged to a Company Code Section 403(b)(7) custodial account, subject to Tax Code Section 403(b)(7)(A)(ii) and subject to various conditions established by the Company.

Severance from Employment. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would have otherwise qualified as a separation from service prior to the Economic Growth and Tax Relief Reconciliation Act of 2001 and you meet the other requirements set forth in the contract.

Free Withdrawals. If you are between the ages of 59½ and 70½, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply to:

•      A full withdrawal of your account; or

•      Partial withdrawals due to a default on a contract loan.

PRO.75962-19                                                                                   17

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted from Investments in the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase, the mortality and expense risk charge is 1% annually of your account value invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount), and the current mortality and expense risk charge for the Voya Government Money Market Portfolio is 0.35% annually.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This mortality and expense risk charge is assessed during both the accumulation phase and the income phase. See “INCOME PHASE – Charges Deducted” for a description of and the amount of fees deducted during the income phase.

Purpose. The fee compensates us for the mortality and expense risks we assume under the contracts:

•      Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25%. We currently charge 0.20% but reserve the right to charge up to 0.25% on an annual basis from your account value invested in the funds.

When/How. We deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “FEE TABLE – Fund Fees and Expenses” section, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

PRO.75962-19                                                                                   18

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

PRO.75962-19                                                                                   19

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2018, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• American Funds®;	• American Century Funds;
• Fidelity® Variable Insurance Products Funds	• Calvert Funds;
• OppenheimerFunds®;	• Loomis Sayles® Funds;
• Wells Fargo Funds;	• USAA Funds;
• Franklin Templeton Investment Funds;	• Alger Funds;
• Amana Mutual Funds;	• Invesco Funds;
• PIMCO Variable Insurance Trust Funds;	• Victory Funds;
• Lord Abbett Funds;	• TCW Galileo Funds;
• BlackRock Funds;	• Nuveen Funds; and
• Invesco V.I. Funds;	• Lazard Funds.
• Pax World Funds;

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2018, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

PRO.75962-19                                                                                   20

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement. Any set-up fees may be deducted on a proportional basis from all of the funds in which the participant is invested.

Premium and Other Taxes

Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Deductions, if any, from the fixed interest options (e.g. withdrawals, fees); plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.75962-19                                                                                   21

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charge and administrative expense charge and any other fees deducted daily from investments in the separate account.

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

Step 1: You make an initial contribution of $5,000.

Step 2:

•      You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

•      You direct us to invest $2,000 in Fund B. The purchase payment purchases 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

$5,000 contribution
Step 1 ¯
Voya Retirement Insurance and Annuity Company
Step 2 ¯
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or “NAV”).	¯ Step 3 ¯
	Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

PRO.75962-19                                                                                   22

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, you may transfer amounts among investment options. You may make a transfer request by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Contact the Service Center at the telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” for information on how to initiate transfers among the variable investment options and for the electronic trading medium(s) available. Transfers from fixed interest options are restricted as outlined in AppendiX I and AppendiX II.

Value of Transferred Dollars. The value of amounts transferred into or out of the subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at the Service Center. See “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Telephone and Electronic Transfers:  Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•    Increased trading and transaction costs;

•    Forced and unplanned portfolio turnover;

•    Lost opportunity costs; and

•    Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•    Meets or exceeds our current definition of Excessive Trading, as defined below; or

•    Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

PRO.75962-19                                                                                   23

We currently define “Excessive Trading” as:

•    More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•    Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•    Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•    Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•    Purchases and sales of fund shares in the amount of $5,000 or less;

•    Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and

•    Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

PRO.75962-19                                                                                   24

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Asset Rebalancing Program. This program allows you to have your account value automatically reallocated among investment options to specified percentages on a scheduled basis. There is no additional charge for this service. Account values invested in certain investment options may not be eligible to be rebalanced.

You may elect to participate in the Asset Rebalancing Program by accessing your account online at www.voyaretirementplans.com or by contacting the Service Center at the telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

The Company may change or discontinue the Asset Rebalancing Program at any time.

PRO.75962-19                                                                                   25

WITHDRAWALS

Making a Withdrawal. Subject to the Tax Code withdrawal restrictions described below and the rules of your plan, you may withdraw all or a portion of your account value at any time during the accumulation phase. Withdrawals may be subject to approval by the contract holder or the contract holder’s delegate. See “CONTRACT OVERVIEW – Contract Rights” and “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Special Considerations for Section 403(b) Plans.”

Steps for Making a Withdrawal. You must:

•      Select the Withdrawal Amount.

>    Full Withdrawal:  You will receive, reduced by any required withholding tax, tax penalties, redemption fees (if applicable), your account value allocated to the subaccounts, the GAA (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge; or

>    Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required withholding tax, tax penalties and redemption fees (if applicable), the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the GAA; and

•      Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options, from each investment option in which you have an account value; and

•      Properly complete a disbursement form and submit it to the address referenced und “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value either:

•      As of the next valuation after we receive a request for withdrawal in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company;” or

•      On such later date as specified on the disbursement form (as allowed under our administrative procedures).

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•      Early Withdrawal Charge (see “FEES – Early Withdrawal Charge”)

•      Fund Redemption Fees (see “FEES – Fund Redemption Fees”)

•      Market Value Adjustment (see APPENDIX I)

•      Tax Penalty (see “FEDERAL TAX CONSIDERATIONS”)

•      Tax Withholding (see “FEDERAL TAX CONSIDERATIONS”)

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent no later than seven calendar days following our receipt of the disbursement form in good order at the Service Center.

Withdrawal Restrictions from 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship, of the following:

•      Salary reduction contributions made after December 31, 1988;

•      Earnings on those contributions; and

•      Earnings during such period on amounts held as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.

PRO.75962-19                                                                                   26

Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

Reinstatement Privilege. The contract allows one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor. If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

Employer Directed Withdrawals. If permitted by the plan, we may, at the contract holder’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine which systematic distribution options are available, please write or call the Service Center at the address or telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

The following systematic distribution options may be available:

•     SWO -- Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan; and

•     ECO -- Estate Conservation Option/RRP -- Recurring RMD Payment. This option offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under this option, we calculate the minimum distribution amount required by law at the later of age 70½ or retirement and pay you that amount once a year.

Features of a Systematic Distribution Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.

Discontinuing the Availability of a Systematic Distribution Option. The Company reserves the right to discontinue the availability of a systematic distribution option and/or change the terms of future elections. If we discontinue the availability of a systematic distribution option, we will continue to make payments to those participants who elected that option prior to the date it became unavailable.

PRO.75962-19                                                                                   27

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account it may not be elected again until the next calendar year nor may any other systematic distribution option be elected unless the Tax Code permits it.

Taxation. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

LOANS

Availability. You may take a loan from your account value during the accumulation phase if permitted by your plan. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Loans are not available under contracts issued as a Roth 403(b) annuity or from Roth 403(b) accounts and a participant Roth account is excluded from the calculation of the amount available for a loan. Additional restrictions may apply under the Tax Code, ERISA (if applicable), your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by telephone or, where applicable, electronically. Contact the Service Center at the telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” for information on how to request a loan. Read the terms of the loan agreement before submitting any request.

DEATH BENEFIT	During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “INCOME PHASE.”

The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account. The designated beneficiary may be changed at any time. Such change will not become effective until a request in good order is received by us. Contact the Service Center at the telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” for information on how to initiate a beneficiary change. In the event there is no beneficiary designated on your account, the death benefit will be payable to your estate.

During the Accumulation Phase

Payment Process:

•      Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order;

•      The payment request should include selection of a benefit payment option; and

•      Within seven calendar days after we receive proof of death acceptable to us and a payment request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment in accordance with any of the available income phase payment options (see “INCOME PHASE – Income Phase Payment Options”); or

•

PRO.75962-19                                                                                   28

•      Payment in accordance with an available systematic distribution option (subject to certain limitations) (see “SYSTEMATIC DISTRIBUTION OPTIONS”).

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.

Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the contract, which generally guarantees that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Value of the Death Benefit. The death benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation following our receipt of proof of death and a payment request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” where:

(a)     is the adjusted purchase payment total, which is the sum of all purchase payment(s) to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)     is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.  See “APPENDIX I” and the GAA prospectus for further information regarding the market value adjustment.

If the amount of (a) is greater than the amount in (b), the Company will deposit the difference in your account. The amount, if any, will be credited to the Voya Government Money Market Portfolio and deposited as of the second valuation (the date of the second close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any positive market value adjustment, as of the third valuation (the date of the third close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

If the amount of (a) is less than the amount in (b) and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, as of the second valuation (the date of the second close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, as of the next valuation (the date of the next close of the NYSE) following our receipt of the distribution request. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted purchase payment total above is initially equal to the first purchase payment. For accounts established before December 31, 2006, the adjusted purchase payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

PRO.75962-19                                                                                   29

A       is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

B       is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

•      Payment start date;

•      Income phase payment option (see the income phase payment options table in this section);

•      Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Choice of fixed, variable or a combination of both fixed and variable payments; and

•      Selection of an assumed net investment rate (only if variable payments are elected).

We may have used the following terms in prior prospectuses:

Annuity Phase – Income Phase

Annuity Option – Payment Option

Annuity Payment – Income Phase Payment

Annuitization – Initiating Income Phase Payments

Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump-sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

PRO.75962-19                                                                                   30

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact the Service Center. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Service Center. See “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Required Minimum Payment Amounts. The income phase payment option selected must result in one or both of the following:

•      A first income phase payment of at least $20; or

•      Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the next page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. We also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. See “FEES.”

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at either of the following addresses:

For all regular mail, please use: Service Center Voya P.O. Box 990065 Hartford, CT 06199-0065	For overnight mail, please use: Service Center Voya One Orange Way Windsor, CT 06095-4774

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

PRO.75962-19                                                                                   31

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•      Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and

•      Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None:  All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments:  For as long as the annuitant lives, with the option of having payments guaranteed for a choice of five to 30 years or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Two Lives

Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•      This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•      100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None:  Payments end after the deaths of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments:  For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months and a maximum of 360 months, or as otherwise specified in the contract.

Continuing Payments:  100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary:  If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income- Refund Option- fixed payment only

Length of Payments:  For as long as either annuitant lives.

Death Benefit-Payment to the Beneficiary:  Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income payments paid.

Life Income- Two Lives-Cash Refund Option- fixed payment only

Length of Payments:  For as long as the annuitant lives.

Continuing Payment:  100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary:  When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

PRO.75962-19                                                                                   32

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you attain age 95.

Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*

Length of Payments:  Payments generally may be fixed or variable and may be made for three to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

________________________________

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you attain age 95.

Lump-Sum Payment:  If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump-sum elected before three years of payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will assess the applicable early withdrawal charge.

Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Calculation of Lump-Sum Payments:  If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3.50% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the contracts or transactions involving the contracts; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•   Introduction;

•   Taxation of Qualified Contracts;

•   Possible Changes in Taxation; and

•   Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise in with respect to the provisions of the Internal Revenue Code of 1986 as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

PRO.75962-19                                                                                   33

Types of Contracts:  Qualified Contracts

The contracts described in this prospectus may be purchased on a tax-qualified basis (qualified contracts). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Section 403(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek tax and/or legal advice.

Roth Accounts. Tax Code Section 402A allows employees of public schools and certain Tax Code 501(c) organizations offering 403(b) plans to contribute after-tax salary contributions to a Roth 403(b) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “INVESTMENT OPTIONS” section of this prospectus under the heading “Funds Available Through the Separate Account – Public Funds.” In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the contract holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

PRO.75962-19                                                                                   34

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract plan, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or programs, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $56,000 (as indexed for 2019). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $19,000 (as indexed for 2019). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

PRO.75962-19                                                                                   35

With the exception of the Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 403(b) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 403(b) or Roth 403(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

For advice on using a catch-up provision, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments and death benefit proceeds. The taxable portion of all distributions will be reported to the IRS.

403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that a distribution of a pre-tax account is reported as a taxable distribution, even if you roll over the distribution within 60 days.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives  (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal; or

•      Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 403(b) plan (“qualified plan”).

Exceptions to the 10% additional tax may apply if:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The distribution is a qualified reservist distribution as defined under the Tax Code;

•      The distribution is eligible for penalty relief extended to victims of certain natural disasters; or

•      You have unreimbursed medical expenses that are more than 7.5% of your adjusted gross income.

Additional exceptions may apply to distributions from a qualified plan if:

•      You have separated from service with the plan sponsor at or after age 55;

•      You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

PRO.75962-19                                                                                   36

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 403(b). A partial or full distribution of purchase payments to a Roth 403(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 403(b) account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>    The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>    If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>    The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may generally only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan; or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (403(b) and Roth 403(b))

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      The start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

PRO.75962-19                                                                                   37

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (403(b) and Roth 403(b))

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Very generally, for benefits not being paid as an annuity, this means calculating the minimum distribution using the longer of the beneficiary’s remaining life expectancy determined in the year following the year of the owner’s death reduced by one for each subsequent year or owner’s remaining life expectancy at death, reduced by one for each subsequent year. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed to the designated beneficiary by December 31, 2024. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If your death occurs before the date you begin receiving required minimum distributions under the contract and the designated beneficiary is your spouse, distributions must generally begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

PRO.75962-19                                                                                   38

No Designated Beneficiary. If your death occurs before the date you begin receiving required minimum distributions under the contract and there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

403(b) and Roth 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 403(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 403(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Code Section 72(t) that would normally apply to distributions from a 403(b) plan to the extent such amounts are attributable to rollovers from a 403(b) plan. However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

PRO.75962-19                                                                                   39

Assignment and Other Transfers

403(b) and Roth 403(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits through to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker/dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

PRO.75962-19                                                                                   40

We sell the contracts through licensed insurance agents who are registered representatives of broker/dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker/dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%, and may also pay asset based compensation equal to 0.10% of systematic distribution option payments. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker/dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts or sell additional service features such as a common remitting program.

PRO.75962-19                                                                                   41

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•    Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•    Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•    Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•    Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•    Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2018, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•         Voya Financial Advisors, Inc.

•         Lincoln Investment Planning, Inc.

•         LPL Financial Corporation

•         Regulus Advisors, LLC

•         Morgan Stanley Smith Barney LLC

•         Kestra Investment Services, LLC

•         Woodbury Financial Services, Inc.

•         Cetera Investment Services LLC

•         American Portfolios Financial Services, Inc.

•         PlanMember Securities Corporation

•         NYLIFE Securities LLC

•         Securities America, Inc.

•         Lincoln Financial Advisors Corporation

•         Royal Alliance Associates, Inc.

•         Ameriprise Financial Services, Inc.

•         GWN Securities Inc.

•         SagePoint Financial, Inc.

•         Northwestern Mutual Investment Services, Inc.

•         First Allied Securities, Inc.

•         Lockton Financial Advisors, LLC

•         Cadaret, Grant & Co., Inc.

•         MMA Securities LLC

•         Ameritas Investment Corp.

•         IMA Wealth, Inc.

•         ProEquities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company and may also provide a financial incentive to promote one of our contracts and/or services over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.75962-19                                                                                   42

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

The OMNI Financial Group, Inc. (“OMNI”) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For school districts that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing Opportunity Plus participant to cover a share of the school districts’ plan administration fees payable to OMNI.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

PRO.75962-19                                                                                   43

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Participants in the contract are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to the Service Center in writing at the address referenced under “Contract Overview – Questions:  Contacting the Company” or by calling
1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.   There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law, including any future changes necessary to maintain the contract or account as a designated Roth 403(b) annuity contract or account under the Tax Code, regulations, IRS rulings or requirements. In addition, unless we are otherwise restricted under the terms of the contract, we may, generally, upon 30 days’ written notice (some provisions under the contract may require a longer notice period) to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

•

PRO.75962-19                                                                                   44

•      Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holidays), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

•      During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.75962-19                                                                                   45

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	2
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Service Center at the number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

PRO.75962-19                                                                                   46

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts applied to the GAA will be deposited in a nonunitized separate account of the Company. This Appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The GAA may not be available in all contracts or states, and if permitted under the contract we may close or restrict the GAA to current or future investment.

General Disclosure. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the GAA.

•      The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the GAA is withdrawn, you may incur the following:

•      Market Value Adjustment (“MVA”) - as described in this appendix and in the GAA prospectus;

•      Tax Penalties and/or Tax withholding - see “FEDERAL TAX CONSIDERATIONS;” or

•      Early Withdrawal Charge - see “FEES.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative as follows:

PRO.75962-19                                                                                   47

•      If you have elected ECO/RRP as described in “SYSTEMATIC DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the GAA;

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA; and

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term – three years or fewer; and

•      Long-term – ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

•      Transfer dollars to a new guaranteed term;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The GAA cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Borrowing Against Amounts Held in the Guaranteed Accumulation Account. You cannot take a loan from your account value in the GAA. However, we include your account value in the GAA when determining the amount of your account value we will distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the GAA and then reinstated in the GAA, we will apply the reinstated amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal or refund any taxes that were withheld, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-230711.

PRO.75962-19                                                                                   48

APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. There may be multiple interest rates in effect under the contract at any given time.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES – Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts that equal your account value in the Fixed Account multiplied by the current maximum percentage of the transfer allowed (the “window”) minus any previous transfers you made from this option during the calendar year. The “window” percentage may vary from time to time but will not be less than 10% or greater than 100%. We will waive the transfer limit when your account value in the Fixed Account is $2,000 or less.

Income Phase. By notifying the Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

Contract Loans. Contract loans may be made from pre-tax account values held in the Fixed Account.

PRO.75962-19                                                                                   49

APPENDIX III FUND DESCRIPTIONS

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Alger Responsible Investing Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primarily objective.
American Century Investments® Income & Growth Fund Investment Adviser: American Century Investment Management, Inc.	Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

PRO.75962-19                                                                                   50

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
American Funds® – EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® – New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. Future income is a secondary objective.
American Funds® – The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.
American Funds® – Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Health Sciences Opportunities Portfolio Investment Adviser: BlackRock Advisors, LLC	Seeks to provide long-term growth of capital.
BlackRock Mid Cap Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Fidelity® VIP Asset Manager Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Fidelity Investments Money Management, Inc., FMR Co., Inc. and other investment advisers	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity® VIP ContrafundSM Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.

PRO.75962-19                                                                                   51

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP High Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Index 500 Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC and FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Overseas Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co. Inc., FMR Investment Management (UK) Limited and other investment advisers	Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco American Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks total return through growth of capital and current income.
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.

PRO.75962-19                                                                                   52

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Lazard International Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
Loomis Sayles Limited Term Government and Agency Fund Investment Adviser: Loomis, Sayles & Company, L.P.	High current return consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Nuveen Global Infrastructure Fund Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	Seeks long-term growth of capital and income.
Oppenheimer Developing Markets Fund Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Main Street Fund® Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Pax Balanced Fund Investment Adviser: Impax Asset Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO CommodityRealReturn Strategy Fund® Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
TCW Total Return Bond Fund Investment Adviser: TCW Investment Management Company	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

PRO.75962-19                                                                                   53

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Templeton Global Bond Fund Investment Adviser: Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.
USAA Precious Metals and Minerals Fund Investment Adviser: USAA Asset Management Company	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Victory Sycamore Established Value Fund Investment Adviser: Victory Capital Management, Inc.	Seeks to provide long-term capital growth by investing primarily in common stocks.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Floating Rate Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

PRO.75962-19                                                                                   54

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)

Voya Government Money Market Portfolio*

Investment Adviser:  Voya Investments, LLC

Subadviser:  Voya Investment Management Co. LLC

*  There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.

PRO.75962-19                                                                                   55

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

PRO.75962-19                                                                                   56

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.

PRO.75962-19                                                                                   57

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRO.75962-19                                                                                   58

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
Wells Fargo Small Company Growth Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	Seeks long-term capital appreciation.
Wells Fargo Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.

PRO.75962-19                                                                                   59

APPENDIX IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2018, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2018, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2018 are not reflected in the following information.

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.55% FOR VOYA GOVERNMENT MONEY MARKET PORTFOLIO AND 1.20% FOR ALL OTHER SUBACCOUNTS
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$27.14	$21.55	$21.38	$21.12	$20.40	$15.32	$13.48	$14.36	$13.24	$10.30
Value at end of period	$26.36	$27.14	$21.55	$21.38	$21.12	$20.40	$15.32	$13.48	$14.36	$13.24
Number of accumulation units outstanding at end of period	48,624	41,286	38,649	42,085	53,206	66,168	28,279	26,469	26,164	13,626
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$27.83	$21.84	$20.54	$20.88	$18.53	$15.26	$13.87	$14.28	$12.44	$10.20
Value at end of period	$28.17	$27.83	$21.84	$20.54	$20.88	$18.53	$15.26	$13.87	$14.28	$12.44
Number of accumulation units outstanding at end of period	272,783	276,504	274,845	276,411	304,441	262,374	214,728	157,698	94,190	36,336
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.06	$21.68	$20.06	$20.91	$19.39	$15.12	$13.94	$13.81	$12.44	$10.38
Value at end of period	$24.41	$26.06	$21.68	$20.06	$20.91	$19.39	$15.12	$13.94	$13.81	$12.44
Number of accumulation units outstanding at end of period	552,510	592,747	616,277	606,992	711,219	740,440	672,083	588,358	356,863	118,389
AMERICAN CENTURY INVESTMENTS® INCOME & GROWTH FUND (A CLASS)
Value at beginning of period	$21.14	$17.79	$15.89	$17.09	$15.41	$11.52	$10.19	$10.02	$8.89	$7.64
Value at end of period	$19.41	$21.14	$17.79	$15.89	$17.09	$15.41	$11.52	$10.19	$10.02	$8.89
Number of accumulation units outstanding at end of period	480,375	489,935	507,819	560,460	635,293	623,595	552,002	522,290	508,571	522,791
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.24	$12.02	$11.61	$12.01	$11.84	$13.18	$12.49	$11.16	$10.69	$10.11
Value at end of period	$11.79	$12.24	$12.02	$11.61	$12.01	$11.84	$13.18	$12.49	$11.16	$10.69
Number of accumulation units outstanding at end of period	458,994	472,068	505,289	537,154	821,343	1,042,832	1,617,868	1,424,631	630,079	289,327
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.18	$22.61	$21.11	$20.28	$18.78	$14.20	$11.91	$12.64	$11.37	$8.54
Value at end of period	$27.01	$28.18	$22.61	$21.11	$20.28	$18.78	$14.20	$11.91	$12.64	$11.37
Number of accumulation units outstanding at end of period	2,669,256	2,609,147	2,518,475	2,602,219	2,811,946	2,767,400	2,603,887	2,634,040	2,723,664	2,446,988
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$24.62	$20.75	$18.52	$18.79	$17.11	$13.13	$11.80	$11.14	$9.93	$8.43
Value at end of period	$23.60	$24.62	$20.75	$18.52	$18.79	$17.11	$13.13	$11.80	$11.14	$9.93
Number of accumulation units outstanding at end of period	1,805,078	1,664,902	1,575,404	1,457,447	1,542,975	1,461,635	1,450,357	1,485,252	1,399,928	1,250,276

CFI 1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$12.43	$10.05	$10.06
Value at end of period	$13.30	$12.43	$10.05
Number of accumulation units outstanding at end of period	359,283	204,414	79,964
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$51.14	$46.21	$43.37	$44.87	$41.44	$35.53	$32.50	$31.39	$28.29	$22.80
Value at end of period	$49.18	$51.14	$46.21	$43.37	$44.87	$41.44	$35.53	$32.50	$31.39	$28.29
Number of accumulation units outstanding at end of period	224,322	247,954	257,472	279,609	330,433	346,494	360,380	374,179	388,657	399,658
FIDELITY® VIP ASSET MANAGER PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.95	$30.11	$29.57	$29.88	$28.57	$24.99	$22.46	$23.28	$20.58	$16.10
Value at end of period	$31.75	$33.95	$30.11	$29.57	$29.88	$28.57	$24.99	$22.46	$23.28	$20.58
Number of accumulation units outstanding at end of period	432,431	455,452	483,041	526,728	590,532	637,509	715,320	712,506	737,091	760,132
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$76.81	$63.78	$59.76	$60.08	$54.32	$41.86	$36.35	$37.67	$32.46	$24.16
Value at end of period	$71.05	$76.81	$63.78	$59.76	$60.08	$54.32	$41.86	$36.35	$37.67	$32.46
Number of accumulation units outstanding at end of period	3,329,053	3,529,812	3,693,863	3,951,020	4,383,512	4,557,723	4,700,180	4,803,413	4,924,094	4,886,994
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.22	$41.43	$35.53	$37.44	$34.86	$27.52	$23.72	$23.73	$20.81	$16.14
Value at end of period	$41.88	$46.22	$41.43	$35.53	$37.44	$34.86	$27.52	$23.72	$23.73	$20.81
Number of accumulation units outstanding at end of period	1,071,560	1,176,418	1,204,268	1,308,351	1,576,804	1,689,975	1,747,487	1,851,626	1,979,608	2,019,631
FIDELITY® VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.04	$16.13	$14.24	$14.96	$14.97	$14.29	$12.65	$12.28	$10.90	$7.65
Value at end of period	$16.29	$17.04	$16.13	$14.24	$14.96	$14.97	$14.29	$12.65	$12.28	$10.90
Number of accumulation units outstanding at end of period	423,295	450,084	455,501	466,393	582,408	580,705	642,122	573,846	597,037	602,582
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$58.80	$48.89	$44.24	$44.18	$39.37	$30.12	$26.27	$26.00	$22.84	$18.22
Value at end of period	$55.49	$58.80	$48.89	$44.24	$44.18	$39.37	$30.12	$26.27	$26.00	$22.84
Number of accumulation units outstanding at end of period	3,564,838	3,521,033	3,450,497	3,438,312	3,641,156	3,636,607	3,619,900	3,685,829	3,805,751	3,874,366
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$14.75	$11.46	$12.21	$11.93	$13.13	$10.19	$8.53	$10.40	$9.29	$7.41
Value at end of period	$12.42	$14.75	$11.46	$12.21	$11.93	$13.13	$10.19	$8.53	$10.40	$9.29
Number of accumulation units outstanding at end of period	264,996	307,322	261,772	304,924	342,621	379,349	341,012	355,599	359,772	402,280
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$40.72	$37.24	$28.95	$31.64	$31.84	$23.64	$20.19	$21.19	$16.69	$13.05
Value at end of period	$35.05	$40.72	$37.24	$28.95	$31.64	$31.84	$23.64	$20.19	$21.19	$16.69
Number of accumulation units outstanding at end of period	419,153	440,360	474,302	471,034	608,243	601,102	495,756	501,013	543,368	427,582
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during June 2014)
Value at beginning of period	$12.19	$11.23	$9.79	$10.84	$10.62
Value at end of period	$10.53	$12.19	$11.23	$9.79	$10.84
Number of accumulation units outstanding at end of period	50,454	45,977	51,957	65,015	20,983
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.04	$19.39	$17.52	$18.53	$17.95	$14.06	$12.87	$13.87	$12.45	$10.19
Value at end of period	$19.17	$22.04	$19.39	$17.52	$18.53	$17.95	$14.06	$12.87	$13.87	$12.45
Number of accumulation units outstanding at end of period	30,822	30,466	32,014	32,605	61,385	90,776	115,685	145,422	139,645	53,780
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.13	$15.20	$15.05	$14.50	$13.53	$9.77	$10.10
Value at end of period	$18.22	$19.13	$15.20	$15.05	$14.50	$13.53	$9.77
Number of accumulation units outstanding at end of period	204,776	199,880	190,241	229,434	238,213	221,585	206,308

CFI 2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.10	$12.61	$11.57	$12.43	$11.63	$9.11	$8.08	$8.17	$7.53	$5.93
Value at end of period	$12.62	$14.10	$12.61	$11.57	$12.43	$11.63	$9.11	$8.08	$8.17	$7.53
Number of accumulation units outstanding at end of period	303,098	306,165	324,751	371,057	450,472	469,085	509,946	556,507	590,492	588,201
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.83	$9.77	$9.49
Value at end of period	$10.07	$11.83	$9.77
Number of accumulation units outstanding at end of period	8,557	9,834	1,207
LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND (CLASS Y)
(Funds were first received in this option during May 2014)
Value at beginning of period	$9.88	$9.89	$9.92	$9.99	$10.00
Value at end of period	$9.90	$9.88	$9.89	$9.92	$9.99
Number of accumulation units outstanding at end of period	35,600	35,586	36,462	30,782	25,060
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$30.65	$29.03	$25.24	$26.55	$24.10	$18.71	$16.51	$17.37	$13.99	$11.16
Value at end of period	$25.73	$30.65	$29.03	$25.24	$26.55	$24.10	$18.71	$16.51	$17.37	$13.99
Number of accumulation units outstanding at end of period	568,333	606,553	628,254	664,798	782,054	822,172	836,872	886,701	904,005	909,112
NUVEEN GLOBAL INFRASTRUCTURE FUND (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.14	$10.27	$9.64	$10.45	$10.03
Value at end of period	$11.08	$12.14	$10.27	$9.64	$10.45
Number of accumulation units outstanding at end of period	137,106	145,078	119,786	79,059	114,471
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$59.82	$44.92	$42.53	$50.09	$53.25	$49.72	$41.60	$51.30	$40.80	$22.68
Value at end of period	$51.93	$59.82	$44.92	$42.53	$50.09	$53.25	$49.72	$41.60	$51.30	$40.80
Number of accumulation units outstanding at end of period	954,958	963,782	954,359	979,429	1,127,984	1,156,928	1,233,800	1,266,546	1,331,557	1,266,722
OPPENHEIMER MAIN STREET FUND® (CLASS A)
(Funds were first received in this option during May 2016)
Value at beginning of period	$12.71	$11.02	$10.09
Value at end of period	$11.56	$12.71	$11.02
Number of accumulation units outstanding at end of period	46,045	42,905	11,977
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.27	$16.34	$15.62	$15.90	$14.90	$12.95	$11.77	$12.11	$10.93	$9.10
Value at end of period	$17.31	$18.27	$16.34	$15.62	$15.90	$14.90	$12.95	$11.77	$12.11	$10.93
Number of accumulation units outstanding at end of period	578,417	618,428	633,025	686,437	735,672	820,778	853,944	912,396	969,286	1,035,188
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$6.17	$6.09	$5.39	$7.36	$9.98
Value at end of period	$5.23	$6.17	$6.09	$5.39	$7.36
Number of accumulation units outstanding at end of period	25,066	21,773	38,346	5,526	309
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2014)
Value at beginning of period	$10.03	$9.79	$9.42	$9.80	$10.07
Value at end of period	$9.69	$10.03	$9.79	$9.42	$9.80
Number of accumulation units outstanding at end of period	60,979	52,051	57,263	40,478	61,094

CFI 3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during May 2016)
Value at beginning of period	$9.97	$9.79	$9.95
Value at end of period	$9.91	$9.97	$9.79
Number of accumulation units outstanding at end of period	53,701	33,624	31,663
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.73	$3.45	$2.39	$3.29	$3.64	$7.58	$8.71	$9.66
Value at end of period	$3.24	$3.73	$3.45	$2.39	$3.29	$3.64	$7.58	$8.71
Number of accumulation units outstanding at end of period	632,201	578,583	629,391	446,296	403,196	258,748	180,235	78,588
VICTORY SYCAMORE ESTABLISHED VALUE FUND (CLASS A)
(Funds were first received in this option during May 2016)
Value at beginning of period	$13.31	$11.64	$10.25
Value at end of period	$11.80	$13.31	$11.64
Number of accumulation units outstanding at end of period	306,076	215,119	103,552
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$58.63	$51.72	$48.55	$50.06	$47.70	$41.35	$36.79	$37.65	$33.33	$28.23
Value at end of period	$53.97	$58.63	$51.72	$48.55	$50.06	$47.70	$41.35	$36.79	$37.65	$33.33
Number of accumulation units outstanding at end of period	338,169	368,992	401,674	440,915	526,370	577,799	630,019	692,758	758,971	844,431
VOYA FLOATING RATE FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.60	$10.47	$10.16
Value at end of period	$10.45	$10.60	$10.47
Number of accumulation units outstanding at end of period	28,815	16,407	10,028
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.04	$13.88	$13.21	$13.98	$14.08	$14.84	$13.91	$13.55	$11.81	$9.81
Value at end of period	$14.56	$15.04	$13.88	$13.21	$13.98	$14.08	$14.84	$13.91	$13.55	$11.81
Number of accumulation units outstanding at end of period	599,472	630,744	659,277	703,787	884,362	976,574	1,218,098	1,339,300	1,126,151	1,046,131
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.26	$10.05	$9.62	$10.34
Value at end of period	$11.01	$12.26	$10.05	$9.62
Number of accumulation units outstanding at end of period	797,143	855,621	911,093	1,025,005
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$11.62	$10.23	$9.69	$10.15	$10.08
Value at end of period	$10.65	$11.62	$10.23	$9.69	$10.15
Number of accumulation units outstanding at end of period	5,526	6,869	5,940	1,892	1,873
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$9.93	$9.90	$10.04
Value at end of period	$9.89	$9.93	$9.90
Number of accumulation units outstanding at end of period	17,172	22,636	10,124
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$56.02	$55.98	$56.19	$56.50	$56.80	$57.08	$57.32	$57.51	$57.57	$57.58
Value at end of period	$56.58	$56.02	$55.98	$56.19	$56.50	$56.80	$57.08	$57.32	$57.51	$57.57
Number of accumulation units outstanding at end of period	302,074	296,821	303,928	299,848	374,770	425,668	496,734	543,895	627,823	824,957
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$468.26	$393.80	$363.07	$372.77	$340.76	$263.86	$230.41	$233.35	$206.50	$160.14
Value at end of period	$442.04	$468.26	$393.80	$363.07	$372.77	$340.76	$263.86	$230.41	$233.35	$206.50
Number of accumulation units outstanding at end of period	289,846	313,872	335,073	367,273	440,580	483,630	400,707	429,960	464,419	468,271

CFI 4

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$19.91	$18.91	$16.66	$17.18	$17.14	$16.38	$14.47	$13.96	$12.31	$8.30
Value at end of period	$19.09	$19.91	$18.91	$16.66	$17.18	$17.14	$16.38	$14.47	$13.96	$12.31
Number of accumulation units outstanding at end of period	330,603	318,934	302,255	322,501	439,238	444,143	565,452	399,549	301,912	178,994
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.67	$35.46	$32.54	$32.66	$29.03	$22.10	$19.52	$19.73	$17.49	$14.34
Value at end of period	$40.21	$43.67	$35.46	$32.54	$32.66	$29.03	$22.10	$19.52	$19.73	$17.49
Number of accumulation units outstanding at end of period	884,140	921,563	958,077	993,725	1,146,869	1,189,305	1,254,912	1,326,056	1,430,670	1,501,479
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.97	$44.52	$38.14	$39.30	$36.31	$27.30	$23.45	$23.96	$19.85	$15.22
Value at end of period	$42.29	$49.97	$44.52	$38.14	$39.30	$36.31	$27.30	$23.45	$23.96	$19.85
Number of accumulation units outstanding at end of period	1,354,552	1,409,548	1,427,012	1,474,396	1,666,116	1,738,767	1,742,367	1,773,437	1,812,468	1,819,648
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.68	$32.85	$26.11	$27.30	$26.21	$18.58	$16.71	$17.01	$13.98	$11.31
Value at end of period	$30.88	$35.68	$32.85	$26.11	$27.30	$26.21	$18.58	$16.71	$17.01	$13.98
Number of accumulation units outstanding at end of period	974,845	1,008,441	1,019,434	1,002,669	1,101,303	1,143,384	1,078,786	1,085,530	1,110,384	1,121,972
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$112.59	$108.48	$105.23	$105.87	$100.45	$101.75	$94.03	$88.32	$81.21	$73.52
Value at end of period	$110.64	$112.59	$108.48	$105.23	$105.87	$100.45	$101.75	$94.03	$88.32	$81.21
Number of accumulation units outstanding at end of period	375,363	407,756	428,548	452,000	367,690	381,434	424,443	439,731	502,606	516,806
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.11	$13.06	$13.11	$13.38	$14.40	$12.00	$10.22	$11.75	$11.00	$10.12
Value at end of period	$13.73	$16.11	$13.06	$13.11	$13.38	$14.40	$12.00	$10.22	$11.75	$11.00
Number of accumulation units outstanding at end of period	225,563	210,926	187,949	173,033	183,806	200,947	179,397	183,247	181,453	182,656
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.26	$18.92	$18.42	$17.52	$15.61	$12.06	$10.32	$10.31
Value at end of period	$23.61	$24.26	$18.92	$18.42	$17.52	$15.61	$12.06	$10.32
Number of accumulation units outstanding at end of period	2,697,813	2,806,513	2,920,587	3,009,581	3,457,636	1,941,805	1,991,261	1,811,359
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.27	$14.50	$12.89	$13.65	$12.55	$9.70	$8.55	$8.34	$7.06	$6.33
Value at end of period	$14.82	$16.27	$14.50	$12.89	$13.65	$12.55	$9.70	$8.55	$8.34	$7.06
Number of accumulation units outstanding at end of period	2,789,277	2,934,493	3,125,881	3,443,616	3,926,819	4,182,027	3,041,085	3,250,029	3,320,697	3,299,759
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$17.03	$13.78	$13.00	$13.09	$12.17	$10.19
Value at end of period	$15.57	$17.03	$13.78	$13.00	$13.09	$12.17
Number of accumulation units outstanding at end of period	970,903	907,769	835,170	766,709	746,328	712,399
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.44	$26.55	$25.22	$23.72	$21.23	$16.27	$14.37	$13.92	$12.47	$10.63
Value at end of period	$33.70	$34.44	$26.55	$25.22	$23.72	$21.23	$16.27	$14.37	$13.92	$12.47
Number of accumulation units outstanding at end of period	314,159	252,481	213,463	136,575	139,913	112,153	102,626	79,558	63,578	61,488
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$13.02	$11.17	$10.43
Value at end of period	$11.67	$13.02	$11.17
Number of accumulation units outstanding at end of period	139,678	104,275	43,814

CFI 5

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$14.03	$12.42	$10.56
Value at end of period	$12.30	$14.03	$12.42
Number of accumulation units outstanding at end of period	169,038	98,454	31,092
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$14.23	$12.13	$10.82	$11.05	$10.20
Value at end of period	$11.82	$14.23	$12.13	$10.82	$11.05
Number of accumulation units outstanding at end of period	787,630	682,509	544,846	368,135	44,187
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$32.19	$29.28	$23.80	$24.28	$23.06	$16.94	$14.95	$15.49	$12.58	$9.96
Value at end of period	$26.77	$32.19	$29.28	$23.80	$24.28	$23.06	$16.94	$14.95	$15.49	$12.58
Number of accumulation units outstanding at end of period	656,419	662,028	655,276	649,223	740,824	786,547	764,050	744,462	764,341	668,263
VOYA SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.24	$10.72	$10.22	$10.32	$10.03
Value at end of period	$11.43	$12.24	$10.72	$10.22	$10.32
Number of accumulation units outstanding at end of period	224,068	155,030	75,250	53,670	14,867
VOYA SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.76	$10.77	$10.24	$10.39	$10.05
Value at end of period	$11.58	$12.76	$10.77	$10.24	$10.39
Number of accumulation units outstanding at end of period	241,155	168,427	101,740	104,269	59,094
VOYA SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.99	$10.82	$10.27	$10.45	$10.06
Value at end of period	$11.54	$12.99	$10.82	$10.27	$10.45
Number of accumulation units outstanding at end of period	89,691	62,642	43,595	31,999	6,220
VOYA SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$13.07	$10.85	$10.29	$10.48	$10.47
Value at end of period	$11.58	$13.07	$10.85	$10.29	$10.48
Number of accumulation units outstanding at end of period	87,666	79,588	51,506	57,854	27,849
VOYA SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$11.39	$10.51	$10.15	$10.25	$10.01
Value at end of period	$10.93	$11.39	$10.51	$10.15	$10.25
Number of accumulation units outstanding at end of period	18,178	19,166	11,380	12,033	4,070
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$28.34	$25.95	$24.85	$25.20	$23.92	$21.59	$19.43	$19.28	$17.53	$15.03
Value at end of period	$26.87	$28.34	$25.95	$24.85	$25.20	$23.92	$21.59	$19.43	$19.28	$17.53
Number of accumulation units outstanding at end of period	77,278	81,562	81,789	94,014	143,103	132,824	135,293	96,278	77,256	82,621
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.39	$27.81	$26.32	$26.96	$25.60	$21.16	$18.60	$19.36	$17.29	$13.95
Value at end of period	$29.34	$32.39	$27.81	$26.32	$26.96	$25.60	$21.16	$18.60	$19.36	$17.29
Number of accumulation units outstanding at end of period	128,014	125,213	130,391	132,643	166,282	167,295	173,976	173,742	162,336	151,290
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.02	$26.54	$25.18	$25.63	$24.32	$21.10	$18.78	$19.08	$17.20	$14.26
Value at end of period	$27.86	$30.02	$26.54	$25.18	$25.63	$24.32	$21.10	$18.78	$19.08	$17.20
Number of accumulation units outstanding at end of period	101,779	113,760	119,268	127,138	152,970	127,419	117,597	122,760	123,451	118,726

CFI 6

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$43.00	$33.95	$32.62	$34.76	$33.72	$24.57	$20.75	$20.51	$16.37	$12.23
Value at end of period	$41.68	$43.00	$33.95	$32.62	$34.76	$33.72	$24.57	$20.75	$20.51	$16.37
Number of accumulation units outstanding at end of period	578,433	566,273	594,442	660,967	862,855	901,553	760,765	764,203	733,526	658,113
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.74	$13.47	$13.51	$13.87	$12.31	$11.98	$9.60	$10.23	$8.88	$6.71
Value at end of period	$13.32	$14.74	$13.47	$13.51	$13.87	$12.31	$11.98	$9.60	$10.23	$8.88
Number of accumulation units outstanding at end of period	1,039,498	1,122,187	1,205,451	1,237,968	1,409,183	1,305,740	1,247,524	1,120,729	1,100,279	1,054,467
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$30.78	$26.47	$22.74	$24.48	$22.70	$17.01	$14.49	$14.95	$13.12	$10.31
Value at end of period	$26.64	$30.78	$26.47	$22.74	$24.48	$22.70	$17.01	$14.49	$14.95	$13.12
Number of accumulation units outstanding at end of period	461,962	483,628	494,868	518,394	680,809	645,356	582,410	631,813	728,860	766,795
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.07	$20.14	$17.68	$18.27	$16.97	$13.74	$12.32	$12.57	$11.31	$9.31
Value at end of period	$19.74	$22.07	$20.14	$17.68	$18.27	$16.97	$13.74	$12.32	$12.57	$11.31
Number of accumulation units outstanding at end of period	2,239,685	2,394,395	2,513,468	2,723,951	3,147,260	1,166,315	1,096,486	1,159,658	1,236,752	1,318,432
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$24.53	$17.32	$15.48	$18.55	$18.57	$19.87	$16.84	$20.75	$17.38	$10.20
Value at end of period	$20.22	$24.53	$17.32	$15.48	$18.55	$18.57	$19.87	$16.84	$20.75	$17.38
Number of accumulation units outstanding at end of period	470,257	544,954	472,646	445,858	598,681	644,118	808,150	858,659	970,196	1,034,573
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.76	$19.10	$19.29	$18.75	$18.54	$14.76	$12.26	$13.48	$11.73	$8.49
Value at end of period	$22.09	$25.76	$19.10	$19.29	$18.75	$18.54	$14.76	$12.26	$13.48	$11.73
Number of accumulation units outstanding at end of period	4,669,159	4,864,380	5,045,894	5,323,141	5,986,144	6,332,627	6,538,272	6,972,743	7,408,486	7,607,082
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.99	$10.54	$10.20
Value at end of period	$11.91	$11.99	$10.54
Number of accumulation units outstanding at end of period	1,232,241	857,291	533,436
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.06	$24.37	$22.96	$22.78	$20.62	$15.43	$13.43	$14.09	$11.07	$7.64
Value at end of period	$28.74	$30.06	$24.37	$22.96	$22.78	$20.62	$15.43	$13.43	$14.09	$11.07
Number of accumulation units outstanding at end of period	3,142,899	3,267,764	3,425,189	3,615,856	3,959,175	4,123,232	4,270,870	4,359,759	4,377,592	4,255,986
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$70.64	$53.51	$53.35	$48.73	$45.38	$32.97	$28.03	$28.62	$24.73	$17.48
Value at end of period	$69.03	$70.64	$53.51	$53.35	$48.73	$45.38	$32.97	$28.03	$28.62	$24.73
Number of accumulation units outstanding at end of period	987,164	949,368	916,089	946,005	1,073,753	1,100,511	1,133,016	1,109,815	1,144,278	1,187,887
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.50	$9.52	$9.46	$9.90	$10.73	$9.02	$7.67	$8.81	$8.17	$6.25
Value at end of period	$9.67	$11.50	$9.52	$9.46	$9.90	$10.73	$9.02	$7.67	$8.81	$8.17
Number of accumulation units outstanding at end of period	1,117,428	1,233,217	1,357,706	1,472,161	1,933,747	2,111,816	2,268,560	2,451,373	2,639,053	2,880,112
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$47.66	$43.43	$34.11	$36.16	$34.09	$24.98	$22.26	$22.98	$18.93	$14.72
Value at end of period	$40.63	$47.66	$43.43	$34.11	$36.16	$34.09	$24.98	$22.26	$22.98	$18.93
Number of accumulation units outstanding at end of period	1,400,258	1,445,800	1,519,700	1,605,388	1,833,850	1,901,999	1,987,343	2,046,564	2,168,778	2,126,652

CFI 7

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Opportunity Plus group deferred variable annuity prospectus dated May 1, 2019.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75962-19) dated May 1, 2019.

____ Please send the most recent annual and/or quarterly report of Voya Retirement Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75962-19

PART B

VARIABLE ANNUITY ACCOUNT C

OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2019

for

OPPORTUNITY PLUS

Multiple Option Group Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “Separate Account”) dated May 1, 2019 relating to the Opportunity Plus Multiple Option Group Variable Annuity Contracts issued by the Separate Account and Voya Retirement Insurance Annuity Company (the “Company”).

A free prospectus is available upon request from the local Company office or by writing to or calling:

For regular mail, please use:

Service Center

Voya

P.O. Box 990063

Hartford, CT 06199-0063

For overnight delivery, please use:

Service Center

Voya

One Orange Way

Windsor, CT 06095-4774

1-800-584-6001

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.

Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	2
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. See “Fees” in the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization Not all funds are available in all jurisdictions or under all contracts.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2018, 2017 and 2016 amounted to $54,251,364.57, $53,079,777.93 and $51,308,844.30, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5.0% per annum). Selection of a 5.0% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5.0% on an annual basis. Payments would decline if the rate failed to increase by 5.0%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5.0% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5.0% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2018, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2018
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2018

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Accounts Auditor since 2001.
April 3, 2019

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Growth and Income Portfolio - Class A
Aberdeen International Equity Fund - Institutional Class
Invesco Floating Rate Fund - Class R5
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
Invesco International Growth Fund - Class R5
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Investments® Income & Growth Fund - A Class
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM - Class R-4
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Select Mid Cap Value Fund - Class A
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Small Cap Value Fund - Class A
DWS Small Cap Growth Fund - Class S
Deutsche Equity 500 Index Fund - Class S
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
U.S. Targeted Value Portfolio - Institutional Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America® - Class R-3
Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard International Equity Portfolio - Open Shares
ClearBridge Aggressive Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® New Discovery Fund - Class R3
MFS® International Value Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Nuveen Global Infrastructure Fund - Class I	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund® - Class A
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Parnassus Core Equity FundSM - Investor Shares
Pax Balanced Fund - Investor Class
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund - Class A
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
PGIM Jennison Utility Fund - Class Z
Columbia Large Cap Value Fund - Advisor Class
Royce Total Return Fund - K Class
Ave Maria Rising Dividend Fund
SMALLCAP World Fund® - Class R-4
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg International Value Fund - Class R4
Touchstone Value Fund - Institutional Class
USAA Precious Metals and Minerals Fund - Adviser Shares
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Voya Large Cap Growth Portfolio - Institutional Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Government Money Market Portfolio - Class I
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Voya Solution 2035 Portfolio - Service Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Voya Index Plus SmallCap Portfolio - Class I	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A
Federated International Leaders Fund - Institutional Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from October 4, 2017 (commencement of operations) through December 31, 2017
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	For the period from June 6, 2018 (commencement of operations) through December 31, 2018
Vanguard® Total Bond Market Index Fund - Investor Shares	For the period from May 25, 2018 (commencement of operations) through December 31, 2018

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$174	$572	$12,452	$279	$3,104
Total assets	174	572	12,452	279	3,104
Net assets	$174	$572	$12,452	$279	$3,104

Net assets
Accumulation units	$174	$572	$12,452	$279	$3,104
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$174	$572	$12,452	$279	$3,104

Total number of mutual fund shares	36,302	20,589	961,567	38,587	182,286

Cost of mutual fund shares	$197	$617	$13,137	$292	$3,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Assets
Investments in mutual funds
at fair value	$91	$523	$14	$132	$533
Total assets	91	523	14	132	533
Net assets	$91	$523	$14	$132	$533

Net assets
Accumulation units	$91	$523	$14	$132	$533
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$91	$523	$14	$132	$533

Total number of mutual fund shares	2,946	18,375	921	4,002	139,132

Cost of mutual fund shares	$104	$612	$17	$145	$569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Assets
Investments in mutual funds
at fair value	$754	$44	$60	$26,539	$27,039
Total assets	754	44	60	26,539	27,039
Net assets	$754	$44	$60	$26,539	$27,039

Net assets
Accumulation units	$754	$44	$60	$26,412	$26,769
Contracts in payout (annuitization)	—	—	—	127	270
Total net assets	$754	$44	$60	$26,539	$27,039

Total number of mutual fund shares	26,182	2,412	5,399	464,377	873,932

Cost of mutual fund shares	$937	$63	$93	$24,961	$26,533

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$115	$6,124	$297	$6	$240
Total assets	115	6,124	297	6	240
Net assets	$115	$6,124	$297	$6	$240

Net assets
Accumulation units	$115	$6,124	$297	$6	$240
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$115	$6,124	$297	$6	$240

Total number of mutual fund shares	5,241	669,969	27,711	259	18,953

Cost of mutual fund shares	$128	$6,780	$359	$5	$372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$46,429	$66,562	$2,791	$315	$29,126
Total assets	46,429	66,562	2,791	315	29,126
Net assets	$46,429	$66,562	$2,791	$315	$29,126

Net assets
Accumulation units	$46,429	$66,562	$2,791	$315	$29,126
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,429	$66,562	$2,791	$315	$29,126

Total number of mutual fund shares	1,341,865	1,462,583	112,685	16,366	2,640,628

Cost of mutual fund shares	$44,283	$62,023	$2,830	$422	$30,833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Assets
Investments in mutual funds
at fair value	$9,812	$889	$97,554	$9,173	$22,907
Total assets	9,812	889	97,554	9,173	22,907
Net assets	$9,812	$889	$97,554	$9,173	$22,907

Net assets
Accumulation units	$9,812	$889	$97,554	$9,173	$22,907
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,812	$889	$97,554	$9,173	$22,907

Total number of mutual fund shares	301,361	17,038	1,869,929	245,394	717,424

Cost of mutual fund shares	$10,785	$986	$97,750	$9,395	$28,794

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$412	$9,051	$9,892	$769	$6,535
Total assets	412	9,051	9,892	769	6,535
Net assets	$412	$9,051	$9,892	$769	$6,535

Net assets
Accumulation units	$412	$9,051	$9,892	$769	$6,535
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$412	$9,051	$9,892	$769	$6,535

Total number of mutual fund shares	10,682	163,605	364,498	41,248	115,997

Cost of mutual fund shares	$525	$10,929	$11,017	$905	$6,646

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$24,939	$188	$11,923	$10,636	$45,323
Total assets	24,939	188	11,923	10,636	45,323
Net assets	$24,939	$188	$11,923	$10,636	$45,323

Net assets
Accumulation units	$24,939	$188	$11,923	$10,636	$45,089
Contracts in payout (annuitization)	—	—	—	—	234
Total net assets	$24,939	$188	$11,923	$10,636	$45,323

Total number of mutual fund shares	465,197	12,219	814,398	846,173	23,362,216

Cost of mutual fund shares	$24,069	$231	$14,988	$10,817	$45,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Assets
Investments in mutual funds
at fair value	$4,575	$557	$53	$7,400	$58
Total assets	4,575	557	53	7,400	58
Net assets	$4,575	$557	$53	$7,400	$58

Net assets
Accumulation units	$4,575	$557	$53	$7,400	$58
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,575	$557	$53	$7,400	$58

Total number of mutual fund shares	81,243	13,113	3,875	127,151	5,422

Cost of mutual fund shares	$4,903	$611	$56	$8,688	$86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Assets
Investments in mutual funds
at fair value	$5	$7,411	$2	$296	$51
Total assets	5	7,411	2	296	51
Net assets	$5	$7,411	$2	$296	$51

Net assets
Accumulation units	$5	$7,411	$2	$296	$51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5	$7,411	$2	$296	$51

Total number of mutual fund shares	379	832,658	214	16,706	1,181

Cost of mutual fund shares	$6	$11,626	$3	$366	$63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$11,472	$2,656	$16	$646	$1,050
Total assets	11,472	2,656	16	646	1,050
Net assets	$11,472	$2,656	$16	$646	$1,050

Net assets
Accumulation units	$11,472	$2,656	$16	$646	$1,050
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,472	$2,656	$16	$646	$1,050

Total number of mutual fund shares	428,526	53,295	628	3,798	92,595

Cost of mutual fund shares	$12,251	$3,300	$21	$795	$1,084

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Assets
Investments in mutual funds
at fair value	$2,016	$13,073	$126	$156	$2
Total assets	2,016	13,073	126	156	2
Net assets	$2,016	$13,073	$126	$156	$2

Net assets
Accumulation units	$2,016	$13,073	$126	$156	$2
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,016	$13,073	$126	$156	$2

Total number of mutual fund shares	104,713	659,231	3,422	904	106

Cost of mutual fund shares	$2,147	$15,015	$133	$162	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,220	$275,861	$2	$2,475	$220,603
Total assets	3,220	275,861	2	2,475	220,603
Net assets	$3,220	$275,861	$2	$2,475	$220,603

Net assets
Accumulation units	$3,220	$275,861	$2	$2,475	$217,981
Contracts in payout (annuitization)	—	—	—	—	2,622
Total net assets	$3,220	$275,861	$2	$2,475	$220,603

Total number of mutual fund shares	73,005	6,252,507	66	91,181	10,829,779

Cost of mutual fund shares	$3,538	$252,571	$2	$2,681	$222,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$319,689	$7,738	$25,131	$1,099,134	$243,084
Total assets	319,689	7,738	25,131	1,099,134	243,084
Net assets	$319,689	$7,738	$25,131	$1,099,134	$243,084

Net assets
Accumulation units	$317,006	$7,715	$25,131	$1,092,510	$243,084
Contracts in payout (annuitization)	2,683	23	—	6,624	—
Total net assets	$319,689	$7,738	$25,131	$1,099,134	$243,084

Total number of mutual fund shares	5,064,788	1,556,965	1,313,702	34,208,953	962,861

Cost of mutual fund shares	$237,330	$8,562	$24,731	$966,177	$165,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$14,470	$1,325	$274	$12	$278
Total assets	14,470	1,325	274	12	278
Net assets	$14,470	$1,325	$274	$12	$278

Net assets
Accumulation units	$14,470	$1,325	$274	$12	$278
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$14,470	$1,325	$274	$12	$278

Total number of mutual fund shares	1,057,781	51,016	2,180	551	9,404

Cost of mutual fund shares	$16,321	$1,562	$317	$15	$324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Assets
Investments in mutual funds
at fair value	$95,726	$16	$9,942	$402,267	$—
Total assets	95,726	16	9,942	402,267	—
Net assets	$95,726	$16	$9,942	$402,267	$—

Net assets
Accumulation units	$94,740	$16	$9,942	$402,267	$—
Contracts in payout (annuitization)	986	—	—	—	—
Total net assets	$95,726	$16	$9,942	$402,267	$—

Total number of mutual fund shares	6,556,577	1,028	237,159	9,500,865	4

Cost of mutual fund shares	$120,964	$22	$10,254	$334,245	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$7	$1,479	$907	$12,191	$147
Total assets	7	1,479	907	12,191	147
Net assets	$7	$1,479	$907	$12,191	$147

Net assets
Accumulation units	$7	$1,479	$907	$12,191	$147
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7	$1,479	$907	$12,191	$147

Total number of mutual fund shares	332	108,035	44,153	215,470	4,350

Cost of mutual fund shares	$8	$1,867	$958	$14,692	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Assets
Investments in mutual funds
at fair value	$263	$13	$66	$66	$1,490
Total assets	263	13	66	66	1,490
Net assets	$263	$13	$66	$66	$1,490

Net assets
Accumulation units	$263	$13	$66	$66	$1,490
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$263	$13	$66	66	$1,490

Total number of mutual fund shares	3,919	1,204	1,408	1,967	94,034

Cost of mutual fund shares	$225	$14	$49	$59	$1,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$1,305	$736	$429	$26	$10,075
Total assets	1,305	736	429	26	10,075
Net assets	$1,305	$736	$429	$26	$10,075

Net assets
Accumulation units	$1,305	$736	$429	$26	$10,075
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,305	$736	$429	$26	$10,075

Total number of mutual fund shares	126,584	46,349	2,403	2,048	423,684

Cost of mutual fund shares	$1,298	$881	$527	$35	$13,764

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$415	$108	$18	$5,944	$790
Total assets	415	108	18	5,944	790
Net assets	$415	$108	$18	$5,944	$790

Net assets
Accumulation units	$415	$108	$18	$5,944	$790
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$415	$108	$18	$5,944	$790

Total number of mutual fund shares	37,044	5,871	1,721	1,432,268	32,921

Cost of mutual fund shares	$422	$113	$19	$6,043	$735

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$820	$204	$61,697	$2	$77
Total assets	820	204	61,697	2	77
Net assets	$820	$204	$61,697	$2	$77

Net assets
Accumulation units	$820	$204	$61,231	$2	$77
Contracts in payout (annuitization)	—	—	466	—	—
Total net assets	$820	$204	$61,697	$2	$77

Total number of mutual fund shares	54,709	18,827	3,106,612	299	3,042

Cost of mutual fund shares	$1,167	$235	$57,640	$3	$73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Assets
Investments in mutual funds
at fair value	$20,298	$21,058	$116	$647	$373
Total assets	20,298	21,058	116	647	373
Net assets	$20,298	$21,058	$116	$647	$373

Net assets
Accumulation units	$20,298	$21,058	$116	$647	$373
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,298	$21,058	$116	$647	$373

Total number of mutual fund shares	1,953,657	2,026,803	5,416	17,338	7,766

Cost of mutual fund shares	$20,764	$21,758	$149	$693	$436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$2,662	$12,231	$1,712	$177,548	$1,095
Total assets	2,662	12,231	1,712	177,548	1,095
Net assets	$2,662	$12,231	$1,712	$177,548	$1,095

Net assets
Accumulation units	$2,662	$12,231	$1,712	$177,548	$1,095
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,662	$12,231	$1,712	$177,548	$1,095

Total number of mutual fund shares	81,664	373,477	46,502	4,783,091	19,208

Cost of mutual fund shares	$2,945	$13,770	$1,791	$168,920	$1,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,766	$66	$216,966	$42,564	$45
Total assets	1,766	66	216,966	42,564	45
Net assets	$1,766	$66	$216,966	$42,564	$45

Net assets
Accumulation units	$1,766	$66	$216,966	$42,564	$45
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,766	$66	$216,966	$42,564	$45

Total number of mutual fund shares	187,099	1,299	5,684,194	1,132,315	3,131

Cost of mutual fund shares	$1,997	$71	$184,183	$39,868	$47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA
Assets
Investments in mutual funds
at fair value	$135	$492	$543	$910	$53
Total assets	135	492	543	910	53
Net assets	$135	$492	$543	$910	$53

Net assets
Accumulation units	$135	$492	$543	$910	$—
Contracts in payout (annuitization)	—	—	—	—	53
Total net assets	$135	$492	$543	$910	$53

Total number of mutual fund shares	25,111	14,178	13,548	22,975	1,991

Cost of mutual fund shares	$147	$551	$607	$1,149	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares
Assets
Investments in mutual funds
at fair value	$24,778	$14	$231	$90	$32,021
Total assets	24,778	14	231	90	32,021
Net assets	$24,778	$14	$231	$90	$32,021

Net assets
Accumulation units	$24,778	$—	$231	$90	$32,021
Contracts in payout (annuitization)	—	14	—	—	—
Total net assets	$24,778	$14	$231	$90	$32,021

Total number of mutual fund shares	1,216,972	204	6,076	19,332	821,262

Cost of mutual fund shares	$29,959	$16	$177	$100	$33,042

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Assets
Investments in mutual funds
at fair value	$35,911	$1,362	$70,080	$11,896	$722
Total assets	35,911	1,362	70,080	11,896	722
Net assets	$35,911	$1,362	$70,080	$11,896	$722

Net assets
Accumulation units	$35,911	$1,362	$70,080	$11,896	$722
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$35,911	$1,362	$70,080	$11,896	$722

Total number of mutual fund shares	1,698,744	251,330	5,913,918	386,723	80,400

Cost of mutual fund shares	$39,095	$1,672	$79,639	$13,045	$782

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$562	$—	14,827	$128	$8,331
Total assets	562	—	14,827	128	8,331
Net assets	$562	$—	$14,827	$128	$8,331

Net assets
Accumulation units	$562	$—	$14,827	$128	$8,331
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$562	$—	$14,827	$128	$8,331

Total number of mutual fund shares	54,642	9	1,686,807	9,754	719,398

Cost of mutual fund shares	$576	$—	$16,253	$133	$10,387

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class
Assets
Investments in mutual funds
at fair value	$3	$4,894	$20,382	$30,175	$788
Total assets	3	4,894	20,382	30,175	788
Net assets	$3	$4,894	$20,382	$30,175	$788

Net assets
Accumulation units	$3	$4,894	$20,382	$30,175	$788
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$4,894	$20,382	$30,175	$788

Total number of mutual fund shares	329	309,143	438,331	845,228	32,947

Cost of mutual fund shares	$4	$5,562	$21,511	$28,329	$913

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$399	$6,183	$423	$24,501	$118,332
Total assets	399	6,183	423	24,501	118,332
Net assets	$399	$6,183	$423	$24,501	$118,332

Net assets
Accumulation units	$399	$6,183	$423	$24,501	$118,332
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$399	$6,183	$423	$24,501	$118,332

Total number of mutual fund shares	13,271	621,386	63,278	2,177,826	10,471,834

Cost of mutual fund shares	$454	$6,450	$451	$27,083	$133,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$42	$2	$12,022	$13,275	$—
Total assets	42	2	12,022	13,275	—
Net assets	$42	$2	$12,022	$13,275	$—

Net assets
Accumulation units	$42	$2	$12,022	$13,275	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$42	$2	$12,022	$13,275	$—

Total number of mutual fund shares	1,680	123	1,453,677	1,149,329	21

Cost of mutual fund shares	$55	$3	$13,862	$14,542	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$112	$169	$47	$435	$4,299
Total assets	112	169	47	435	4,299
Net assets	$112	$169	$47	$435	$4,299

Net assets
Accumulation units	$112	$169	$47	$435	$4,299
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$112	$169	$47	$435	$4,299

Total number of mutual fund shares	7,784	7,966	2,306	15,007	130,062

Cost of mutual fund shares	$110	$173	$49	$570	$4,899

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A
Assets
Investments in mutual funds
at fair value	$8	$208,684	$60	$678	$2,318
Total assets	8	208,684	60	678	2,318
Net assets	$8	$208,684	$60	$678	$2,318

Net assets
Accumulation units	$8	$196,505	$60	$678	$2,318
Contracts in payout (annuitization)	—	12,179	—	—	—
Total net assets	$8	$208,684	$60	$678	$2,318

Total number of mutual fund shares	218	14,800,280	5,940	64,012	246,624

Cost of mutual fund shares	$9	$174,852	$73	$1,039	$2,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,539	$836	$404,454	$2,103	$1,944
Total assets	2,539	836	404,454	2,103	1,944
Net assets	$2,539	$836	$404,454	$2,103	$1,944

Net assets
Accumulation units	$2,539	$836	$396,225	$2,103	$1,944
Contracts in payout (annuitization)	—	—	8,229	—	—
Total net assets	$2,539	$836	$404,454	$2,103	$1,944

Total number of mutual fund shares	307,724	85,563	32,802,455	171,655	188,942

Cost of mutual fund shares	$2,600	$855	$421,466	$2,200	$2,050

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$41	$35,318	$19,881	$78	$483,586
Total assets	41	35,318	19,881	78	483,586
Net assets	$41	$35,318	$19,881	$78	$483,586

Net assets
Accumulation units	$41	$35,318	$19,881	$78	$482,780
Contracts in payout (annuitization)	—	—	—	—	806
Total net assets	$41	$35,318	$19,881	$78	$483,586

Total number of mutual fund shares	4,473	3,881,050	2,187,083	4,737	27,198,297

Cost of mutual fund shares	$44	$38,954	$21,969	$83	$502,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$12,694	$15	$267,860	$1,241	$15
Total assets	12,694	15	267,860	1,241	15
Net assets	$12,694	$15	$267,860	$1,241	$15

Net assets
Accumulation units	$12,694	$15	$265,259	$1,241	$15
Contracts in payout (annuitization)	—	—	2,601	—	—
Total net assets	$12,694	$15	$267,860	$1,241	$15

Total number of mutual fund shares	733,362	1,452	25,057,099	117,645	1,549

Cost of mutual fund shares	$13,864	$16	$281,974	$1,391	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$28,279	$20	$64,343	$35	$1,419
Total assets	28,279	20	64,343	35	1,419
Net assets	$28,279	$20	$64,343	$35	$1,419

Net assets
Accumulation units	$28,279	$20	$64,343	$35	$—
Contracts in payout (annuitization)	—	—	—	—	1,419
Total net assets	$28,279	$20	$64,343	$35	$1,419

Total number of mutual fund shares	2,034,484	2,283	5,952,132	1,187	46,182

Cost of mutual fund shares	$29,429	$21	$69,254	$43	$1,484

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$37,743	$27,328	$26,073	$151	$11,355
Total assets	37,743	27,328	26,073	151	11,355
Net assets	$37,743	$27,328	$26,073	$151	$11,355

Net assets
Accumulation units	$37,743	$27,328	$26,073	$151	$11,355
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$37,743	$27,328	$26,073	$151	$11,355

Total number of mutual fund shares	1,230,604	1,276,428	1,208,203	8,883	637,906

Cost of mutual fund shares	$38,908	$34,154	$32,836	$140	$10,825
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$20,389	$24	$41,715	$30,497	$298
Total assets	20,389	24	41,715	30,497	298
Net assets	$20,389	$24	$41,715	$30,497	$298

Net assets
Accumulation units	$20,389	$24	$41,715	$30,497	$298
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,389	$24	$41,715	$30,497	$298

Total number of mutual fund shares	1,151,265	1,501	2,469,820	1,831,641	12,369

Cost of mutual fund shares	$20,918	$30	$48,625	$35,839	$314

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$326,569	$806,219	$803	$90,169	$91
Total assets	326,569	806,219	803	90,169	91
Net assets	$326,569	$806,219	$803	$90,169	$91

Net assets
Accumulation units	$326,569	$806,219	$803	$89,754	$91
Contracts in payout (annuitization)	—	—	—	415	—
Total net assets	$326,569	$806,219	$803	$90,169	$91

Total number of mutual fund shares	12,943,697	31,929,469	74,735	8,197,225	6,648

Cost of mutual fund shares	$345,232	$825,079	$1,001	$112,483	$84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Assets
Investments in mutual funds
at fair value	$6,957	$520	$4,050	$237,575	$51
Total assets	6,957	520	4,050	237,575	51
Net assets	$6,957	$520	$4,050	$237,575	$51

Net assets
Accumulation units	$6,957	$520	$4,050	$236,129	$51
Contracts in payout (annuitization)	—	—	—	1,446	—
Total net assets	$6,957	$520	$4,050	$237,575	$51

Total number of mutual fund shares	510,047	60,493	466,586	237,575,126	3,765

Cost of mutual fund shares	$7,134	$594	$4,861	$237,575	$69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$260	$1,402	$275	$70,474	$356
Total assets	260	1,402	275	70,474	356
Net assets	$260	$1,402	$275	$70,474	$356

Net assets
Accumulation units	$260	$1,402	$275	$69,028	$348
Contracts in payout (annuitization)	—	—	—	1,446	8
Total net assets	$260	$1,402	$275	$70,474	$356

Total number of mutual fund shares	5,814	31,512	26,622	6,705,432	33,928

Cost of mutual fund shares	$294	$1,927	$278	$74,334	$361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11,069	$4,318	$2,527	$14,903	$6,123
Total assets	11,069	4,318	2,527	14,903	6,123
Net assets	$11,069	$4,318	$2,527	$14,903	$6,123

Net assets
Accumulation units	$11,069	$4,318	$2,527	$14,903	$6,123
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,069	$4,318	$2,527	$14,903	$6,123

Total number of mutual fund shares	1,080,943	426,225	253,734	1,430,185	595,041

Cost of mutual fund shares	$11,532	$4,487	$2,601	$16,001	$6,510

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,514	$13,991	$3,653	$1,856	$5,203
Total assets	1,514	13,991	3,653	1,856	5,203
Net assets	$1,514	$13,991	$3,653	$1,856	$5,203

Net assets
Accumulation units	$1,514	$13,991	$3,653	$1,856	$5,203
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,514	$13,991	$3,653	$1,856	$5,203

Total number of mutual fund shares	149,501	1,302,692	345,287	178,305	378,411

Cost of mutual fund shares	$1,570	$14,839	$3,871	$1,941	$5,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$2,235	$1,152	$3,732	$948	$980
Total assets	2,235	1,152	3,732	948	980
Net assets	$2,235	$1,152	$3,732	$948	$980

Net assets
Accumulation units	$2,235	$1,152	$3,732	$948	$980
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,235	$1,152	$3,732	$948	$980

Total number of mutual fund shares	164,493	85,393	376,239	96,550	101,952

Cost of mutual fund shares	$2,368	$1,205	$3,812	$970	$1,006

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$457	$8,566	$124,074	$7,854	$401
Total assets	457	8,566	124,074	7,854	401
Net assets	$457	$8,566	$124,074	$7,854	$401

Net assets
Accumulation units	$457	$8,566	$124,074	$7,854	$401
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$457	$8,566	$124,074	$7,854	$401

Total number of mutual fund shares	43,599	794,664	11,650,158	758,872	37,783

Cost of mutual fund shares	$486	$9,226	$137,376	$8,289	$424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$7,686	$134,108	$11,164	$15	$6,196
Total assets	7,686	134,108	11,164	15	6,196
Net assets	$7,686	$134,108	$11,164	$15	$6,196

Net assets
Accumulation units	$7,686	$134,108	$11,164	$15	$6,196
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,686	$134,108	$11,164	$15	$6,196

Total number of mutual fund shares	705,829	12,463,552	1,077,631	1,405	577,474

Cost of mutual fund shares	$8,350	$150,783	$12,472	$16	$6,943

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$94,948	$5,179	$2,280	$22,428	$1,581
Total assets	94,948	5,179	2,280	22,428	1,581
Net assets	$94,948	$5,179	$2,280	$22,428	$1,581

Net assets
Accumulation units	$94,948	$5,179	$2,280	$22,428	$1,581
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$94,948	$5,179	$2,280	$22,428	$1,581

Total number of mutual fund shares	8,974,278	502,348	180,784	1,799,976	127,582

Cost of mutual fund shares	$109,538	$5,590	$2,510	$24,012	$1,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$5,049	$785	$7,904	$43,388	$3,691
Total assets	5,049	785	7,904	43,388	3,691
Net assets	$5,049	$785	$7,904	$43,388	$3,691

Net assets
Accumulation units	$5,049	$785	$7,904	$43,388	$3,691
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,049	$785	$7,904	$43,388	$3,691

Total number of mutual fund shares	560,322	71,846	706,318	3,912,330	341,085

Cost of mutual fund shares	$5,500	$797	$8,202	$44,200	$3,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$6,159	$39	$33,150	$57,494	$277
Total assets	6,159	39	33,150	57,494	277
Net assets	$6,159	$39	$33,150	$57,494	$277

Net assets
Accumulation units	$6,159	$39	$33,150	$56,902	$277
Contracts in payout (annuitization)	—	—	—	592	—
Total net assets	$6,159	$39	$33,150	$57,494	$277

Total number of mutual fund shares	660,870	4,070	3,218,433	5,670,066	11,245

Cost of mutual fund shares	$6,597	$46	$40,306	$70,656	$308

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$122,163	$11,187	$125	$5,486	$228
Total assets	122,163	11,187	125	5,486	228
Net assets	$122,163	$11,187	$125	$5,486	$228

Net assets
Accumulation units	$121,345	$11,119	$125	$5,486	$228
Contracts in payout (annuitization)	818	68	—	—	—
Total net assets	$122,163	$11,187	$125	$5,486	$228

Total number of mutual fund shares	4,680,584	571,950	8,651	369,162	13,122

Cost of mutual fund shares	$125,983	$12,907	$119	$6,512	$205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$54,176	$1,346	$259,611	$1,169	$244
Total assets	54,176	1,346	259,611	1,169	244
Net assets	$54,176	$1,346	$259,611	$1,169	$244

Net assets
Accumulation units	$53,153	$1,346	$257,484	$1,169	$244
Contracts in payout (annuitization)	1,023	—	2,127	—	—
Total net assets	$54,176	$1,346	$259,611	$1,169	$244

Total number of mutual fund shares	3,093,990	34,556	6,565,778	29,749	15,500

Cost of mutual fund shares	$43,141	$1,563	$277,000	$1,319	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$19,362	$54,651	$219	$512,694	$1,362
Total assets	19,362	54,651	219	512,694	1,362
Net assets	$19,362	$54,651	$219	$512,694	$1,362

Net assets
Accumulation units	$19,362	$53,640	$219	$509,887	$1,362
Contracts in payout (annuitization)	—	1,011	—	2,807	—
Total net assets	$19,362	$54,651	$219	$512,694	$1,362

Total number of mutual fund shares	1,196,652	3,413,547	12,845	28,706,272	79,334

Cost of mutual fund shares	$24,074	$67,384	$234	$448,445	$1,410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$36,471	$199	$292	$403,457	$1,206
Total assets	36,471	199	292	403,457	1,206
Net assets	$36,471	$199	$292	$403,457	$1,206

Net assets
Accumulation units	$35,572	$199	$292	$401,853	$1,206
Contracts in payout (annuitization)	899	—	—	1,604	—
Total net assets	$36,471	$199	$292	$403,457	$1,206

Total number of mutual fund shares	3,303,563	18,042	32,143	39,788,622	123,854

Cost of mutual fund shares	$39,727	$212	$313	$382,601	$1,330

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$928	$449,287	$3,407	$190	$69,069
Total assets	928	449,287	3,407	190	69,069
Net assets	$928	$449,287	$3,407	$190	$69,069

Net assets
Accumulation units	$928	$444,439	$3,407	$190	$67,900
Contracts in payout (annuitization)	—	4,848	—	—	1,169
Total net assets	$928	$449,287	$3,407	$190	$69,069

Total number of mutual fund shares	13,082	5,757,133	45,710	17,454	6,278,992

Cost of mutual fund shares	$1,049	$442,734	$3,835	$192	$67,505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$78	$6,239	$26,327	$60,918	$54,755
Total assets	78	6,239	26,327	60,918	54,755
Net assets	$78	$6,239	$26,327	$60,918	$54,755

Net assets
Accumulation units	$78	$6,239	$25,828	$60,313	$53,540
Contracts in payout (annuitization)	—	—	498.64126	604.97483	1,214.7972
Total net assets	$78	$6,239	$26,327	$60,918	$54,755

Total number of mutual fund shares	7,094.16	336,898.49	2,133,500.43	4,230,423.1	4,029,096.08

Cost of mutual fund shares	$94	$6,843	$26,796	$47,334	$48,233

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$1,271	$1,069,882	$190	$74,924	$10,636
Total assets	1,271	1,069,882	190	74,924	10,636
Net assets	$1,271	$1,069,882	$190	$74,924	$10,636

Net assets
Accumulation units	$1,271	$1,011,290	$190	$73,809	$10,636
Contracts in payout (annuitization)	—	58,592	—	1,115	—
Total net assets	$1,271	$1,069,882	$190	$74,924	$10,636

Total number of mutual fund shares	52,049	43,122,998	7,771	7,788,352	1,101,025

Cost of mutual fund shares	$1,432	$1,116,485	$219	$74,384	$10,538

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$334,558	$181	$271,771	$59	$122,776
Total assets	334,558	181	271,771	59	122,776
Net assets	$334,558	$181	$271,771	$59	$122,776

Net assets
Accumulation units	$330,553	$181	$270,566	$59	$121,948
Contracts in payout (annuitization)	4,005	—	1,205	—	828
Total net assets	$334,558	$181	$271,771	$59	$122,776

Total number of mutual fund shares	13,577,856	7,415	15,782,264	3,510	6,030,245

Cost of mutual fund shares	$241,230	$163	$289,062	$70	$110,997

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	ColumbiaSM Acorn® Fund - Class A	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$155	$37,196	$7	$66,554	$1,671
Total assets	155	37,196	7	66,554	1,671
Net assets	$155	$37,196	$7	$66,554	$1,671

Net assets
Accumulation units	$155	$36,834	$7	$64,428	$1,671
Contracts in payout (annuitization)	—	362	—	2,126	—
Total net assets	$155	$37,196	$7	$66,554	$1,671

Total number of mutual fund shares	7,701	4,123,763	820	1,987,269	50,194

Cost of mutual fund shares	$160	$39,993	$8	$58,744	$1,288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$130,188	$423	$558	$14,982	$15,370
Total assets	130,188	423	558	14,982	15,370
Net assets	$130,188	$423	$558	$14,982	$15,370

Net assets
Accumulation units	$130,188	$—	$558	$14,982	$15,370
Contracts in payout (annuitization)	—	423	—	—	—
Total net assets	$130,188	$423	$558	$14,982	$15,370

Total number of mutual fund shares	6,528,983	21,367	27,137	733,711	518,916

Cost of mutual fund shares	$108,675	$337	$564	$14,937	$15,285
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$140,564	$67,456	$127,882	$129	$16,449
Total assets	140,564	67,456	127,882	129	16,449
Net assets	$140,564	$67,456	$127,882	$129	$16,449

Net assets
Accumulation units	$140,564	$67,456	$127,882	$129	$16,449
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$140,564	$67,456	$127,882	$129	$16,449

Total number of mutual fund shares	10,846,012	5,196,951	8,119,488	8,428	1,595,393

Cost of mutual fund shares	$165,872	$77,655	$160,681	$162	$16,869

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Assets
Investments in mutual funds
at fair value	$226,057	$1,008	$55,777	$104	$35,293
Total assets	226,057	1,008	55,777	104	35,293
Net assets	$226,057	$1,008	$55,777	$104	$35,293

Net assets
Accumulation units	$226,057	$1,008	$55,777	$104	$35,293
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$226,057	$1,008	$55,777	$104	$35,293

Total number of mutual fund shares	18,574,957	88,338	2,711,574	5,474	1,589,788

Cost of mutual fund shares	$252,712	$1,113	$71,486	$131	$46,346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$54,081	$77,471	$2,484	$189,561	$105
Total assets	54,081	77,471	2,484	189,561	105
Net assets	$54,081	$77,471	$2,484	$189,561	$105

Net assets
Accumulation units	$54,081	$77,471	$2,484	$189,561	$105
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54,081	$77,471	$2,484	$189,561	$105

Total number of mutual fund shares	3,313,786	3,742,545	61,029	4,640,414	9,338

Cost of mutual fund shares	$72,139	$105,307	$2,503	$167,943	$162

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$6,008	$99,804
Total assets	6,008	99,804
Net assets	$6,008	$99,804

Net assets
Accumulation units	$6,008	$99,804
Contracts in payout (annuitization)	—	—
Total net assets	$6,008	$99,804

Total number of mutual fund shares	129,956	3,566,972

Cost of mutual fund shares	$7,664	$88,403

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$2	$6	$334	$12	$4
Expenses:
Mortality and expense risks and other charges	2	7	—	3	38
Total expenses	2	7	—	3	38
Net investment income (loss)	—	(1)	334	9	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	8	138	—	(177)
Capital gains distributions	21	68	—	—	323
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—	146
Net unrealized appreciation
(depreciation) of investments	(58)	(116)	(2,607)	(14)	(590)
Net realized and unrealized gain (loss)
on investments	(9)	(40)	(2,469)	(14)	(444)
Net increase (decrease) in net assets
resulting from operations	$(9)	$(41)	$(2,135)	$(5)	$(478)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Net investment income (loss)
Investment Income:
Dividends	$—	$7	$—	$—	$26
Expenses:
Mortality and expense risks and other charges	1	5	—	1	6
Total expenses	1	5	—	1	6
Net investment income (loss)	(1)	2	—	(1)	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	2	1	1	(2)
Capital gains distributions	8	43	1	11	—
Total realized gain (loss) on investments
and capital gains distributions	7	45	2	12	(2)
Net unrealized appreciation
(depreciation) of investments	(17)	(154)	(5)	(12)	(42)
Net realized and unrealized gain (loss)
on investments	(10)	(109)	(3)	—	(44)
Net increase (decrease) in net assets
resulting from operations	$(11)	$(107)	$(3)	$(1)	$(24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net investment income (loss)
Investment Income:
Dividends	$7	$2	$—	$—	$280
Expenses:
Mortality and expense risks and other charges	10	1	1	322	329
Total expenses	10	1	1	322	329
Net investment income (loss)	(3)	1	(1)	(322)	(49)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	7	14	1,795	1,049
Capital gains distributions	86	—	13	1,936	2,007
Total realized gain (loss) on investments
and capital gains distributions	88	7	27	3,731	3,056
Net unrealized appreciation
(depreciation) of investments	(204)	(23)	(46)	(4,645)	(6,103)
Net realized and unrealized gain (loss)
on investments	(116)	(16)	(19)	(914)	(3,047)
Net increase (decrease) in net assets
resulting from operations	$(119)	$(15)	$(20)	$(1,236)	$(3,096)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$6	$—	$9
Expenses:
Mortality and expense risks and other charges	1	66	3	—	3
Total expenses	1	66	3	—	3
Net investment income (loss)	(1)	(66)	3	—	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	185	4	—	(4)
Capital gains distributions	12	414	57	—	56
Total realized gain (loss) on investments
and capital gains distributions	15	599	61	—	52
Net unrealized appreciation
(depreciation) of investments	(18)	(841)	(101)	(1)	(124)
Net realized and unrealized gain (loss)
on investments	(3)	(242)	(40)	(1)	(72)
Net increase (decrease) in net assets
resulting from operations	$(4)	$(308)	$(37)	$(1)	$(66)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$212	$847	$46	$1	$863
Expenses:
Mortality and expense risks and other charges	479	703	19	3	279
Total expenses	479	703	19	3	279
Net investment income (loss)	(267)	144	27	(2)	584

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,636	3,077	31	23	(442)
Capital gains distributions	1,344	3,277	110	40	—
Total realized gain (loss) on investments
and capital gains distributions	2,980	6,354	141	63	(442)
Net unrealized appreciation
(depreciation) of investments	(2,149)	(10,856)	(275)	(114)	(1,201)
Net realized and unrealized gain (loss)
on investments	831	(4,502)	(134)	(51)	(1,643)
Net increase (decrease) in net assets
resulting from operations	$564	$(4,358)	$(107)	$(53)	$(1,059)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net investment income (loss)
Investment Income:
Dividends	$176	$12	$1,635	$179	$99
Expenses:
Mortality and expense risks and other charges	131	7	1,006	25	278
Total expenses	131	7	1,006	25	278
Net investment income (loss)	45	5	629	154	(179)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	330	58	5,995	105	(1,070)
Capital gains distributions	945	75	8,119	372	1,749
Total realized gain (loss) on investments
and capital gains distributions	1,275	133	14,114	477	679
Net unrealized appreciation
(depreciation) of investments	(2,187)	(214)	(22,603)	(868)	(6,248)
Net realized and unrealized gain (loss)
on investments	(912)	(81)	(8,489)	(391)	(5,569)
Net increase (decrease) in net assets
resulting from operations	$(867)	$(76)	$(7,860)	$(237)	$(5,748)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$4	$95	$128	$13	$23
Expenses:
Mortality and expense risks and other charges	4	114	118	5	48
Total expenses	4	114	118	5	48
Net investment income (loss)	—	(19)	10	8	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(251)	210	4	59
Capital gains distributions	26	833	791	80	470
Total realized gain (loss) on investments
and capital gains distributions	14	582	1,001	84	529
Net unrealized appreciation
(depreciation) of investments	(87)	(2,210)	(2,385)	(165)	(324)
Net realized and unrealized gain (loss)
on investments	(73)	(1,628)	(1,384)	(81)	205
Net increase (decrease) in net assets
resulting from operations	$(73)	$(1,647)	$(1,374)	$(73)	$180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment Income:
Dividends	$26	$4	$219	$239	$861
Expenses:
Mortality and expense risks and other charges	238	2	152	95	518
Total expenses	238	2	152	95	518
Net investment income (loss)	(212)	2	67	144	343

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	(1)	(565)	(14)	1,463
Capital gains distributions	1,964	12	755	—	4,458
Total realized gain (loss) on investments
and capital gains distributions	2,217	11	190	(14)	5,921
Net unrealized appreciation
(depreciation) of investments	(717)	(34)	(1,647)	(247)	(7,948)
Net realized and unrealized gain (loss)
on investments	1,500	(23)	(1,457)	(261)	(2,027)
Net increase (decrease) in net assets
resulting from operations	$1,288	$(21)	$(1,390)	$(117)	$(1,684)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$155	$11	$1	$302	$—
Expenses:
Mortality and expense risks and other charges	45	3	—	84	1
Total expenses	45	3	—	84	1
Net investment income (loss)	110	8	1	218	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	11	—	(280)	(6)
Capital gains distributions	—	26	—	199	9
Total realized gain (loss) on investments
and capital gains distributions	35	37	—	(81)	3
Net unrealized appreciation
(depreciation) of investments	(529)	(114)	(3)	(556)	(6)
Net realized and unrealized gain (loss)
on investments	(494)	(77)	(3)	(637)	(3)
Net increase (decrease) in net assets
resulting from operations	$(384)	$(69)	$(2)	$(419)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$—	$41	$—	$1	$1
Expenses:
Mortality and expense risks and other charges	—	61	—	3	—
Total expenses	—	61	—	3	—
Net investment income (loss)	—	(20)	—	(2)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(430)	—	(21)	9
Capital gains distributions	1	2,066	1	27	3
Total realized gain (loss) on investments
and capital gains distributions	1	1,636	1	6	12
Net unrealized appreciation
(depreciation) of investments	(1)	(2,836)	(1)	(27)	(17)
Net realized and unrealized gain (loss)
on investments	—	(1,200)	—	(21)	(5)
Net increase (decrease) in net assets
resulting from operations	$—	$(1,220)	$—	$(23)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$—	$20	$—	$12	$20
Expenses:
Mortality and expense risks and other charges	—	27	—	8	—
Total expenses	—	27	—	8	—
Net investment income (loss)	—	(7)	—	4	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	116	1	6	(4)
Capital gains distributions	1,206	192	4	113	—
Total realized gain (loss) on investments
and capital gains distributions	1,187	308	5	119	(4)
Net unrealized appreciation
(depreciation) of investments	(1,453)	(902)	(8)	(154)	(24)
Net realized and unrealized gain (loss)
on investments	(266)	(594)	(3)	(35)	(28)
Net increase (decrease) in net assets
resulting from operations	$(266)	$(601)	$(3)	$(31)	$(8)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$44	$148	$4	$2	$—
Expenses:
Mortality and expense risks and other charges	—	—	2	2	—
Total expenses	—	—	2	2	—
Net investment income (loss)	44	148	2	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	77	200	7	3	—
Capital gains distributions	—	591	—	12	—
Total realized gain (loss) on investments
and capital gains distributions	77	791	7	15	—
Net unrealized appreciation
(depreciation) of investments	(458)	(3,425)	(37)	(30)	—
Net realized and unrealized gain (loss)
on investments	(381)	(2,634)	(30)	(15)	—
Net increase (decrease) in net assets
resulting from operations	$(337)	$(2,486)	$(28)	$(15)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$34	$3,670	$—	$6	$5,601
Expenses:
Mortality and expense risks and other charges	24	2,803	—	31	2,542
Total expenses	24	2,803	—	31	2,542
Net investment income (loss)	10	867	—	(25)	3,059

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	203	3,400	—	73	9,165
Capital gains distributions	173	13,816	—	288	12,162
Total realized gain (loss) on investments
and capital gains distributions	376	17,216	—	361	21,327
Net unrealized appreciation
(depreciation) of investments	(1,038)	(71,186)	—	(476)	(47,035)
Net realized and unrealized gain (loss)
on investments	(662)	(53,970)	—	(115)	(25,708)
Net increase (decrease) in net assets
resulting from operations	$(652)	$(53,103)	$—	$(140)	$(22,649)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$873	$462	$456	$8,949	$4,974
Expenses:
Mortality and expense risks and other charges	3,503	98	296	12,165	2,972
Total expenses	3,503	98	296	12,165	2,972
Net investment income (loss)	(2,630)	364	160	(3,216)	2,002

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,885	(120)	1,807	39,779	6,378
Capital gains distributions	49,903	—	—	114,611	1,250
Total realized gain (loss) on investments
and capital gains distributions	70,788	(120)	1,807	154,390	7,628
Net unrealized appreciation
(depreciation) of investments	(69,895)	(605)	(6,786)	(230,972)	(24,108)
Net realized and unrealized gain (loss)
on investments	893	(725)	(4,979)	(76,582)	(16,480)
Net increase (decrease) in net assets
resulting from operations	$(1,737)	$(361)	$(4,819)	$(79,798)	$(14,478)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class
Net investment income (loss)
Investment Income:
Dividends	$—	$265	$23	$—	$—
Expenses:
Mortality and expense risks and other charges	—	189	11	4	—
Total expenses	—	189	11	4	—
Net investment income (loss)	—	76	12	(4)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	23	(38)	(7)	—
Capital gains distributions	—	521	67	9	—
Total realized gain (loss) on investments
and capital gains distributions	1	544	29	2	—
Net unrealized appreciation
(depreciation) of investments	(1)	(1,623)	(221)	(47)	(5)
Net realized and unrealized gain (loss)
on investments	—	(1,079)	(192)	(45)	(5)
Net increase (decrease) in net assets
resulting from operations	$—	$(1,003)	$(180)	$(49)	$(5)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$—	$1,031	$—	$20	$2,241
Expenses:
Mortality and expense risks and other charges	3	1,099	—	77	4,448
Total expenses	3	1,099	—	77	4,448
Net investment income (loss)	(3)	(68)	—	(57)	(2,207)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	3,504	(2)	516	15,612
Capital gains distributions	34	17,562	5	1,018	40,721
Total realized gain (loss) on investments
and capital gains distributions	22	21,066	3	1,534	56,333
Net unrealized appreciation
(depreciation) of investments	(40)	(36,039)	(2)	(1,765)	(68,831)
Net realized and unrealized gain (loss)
on investments	(18)	(14,973)	1	(231)	(12,498)
Net increase (decrease) in net assets
resulting from operations	$(21)	$(15,041)	$1	$(288)	$(14,705)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$19	$32	$—
Expenses:
Mortality and expense risks and other charges	—	—	17	8	130
Total expenses	—	—	17	8	130
Net investment income (loss)	—	—	2	24	(130)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	24	24	780
Capital gains distributions	—	1	35	40	1,441
Total realized gain (loss) on investments
and capital gains distributions	—	1	59	64	2,221
Net unrealized appreciation
(depreciation) of investments	—	(1)	(431)	(154)	(3,185)
Net realized and unrealized gain (loss)
on investments	—	—	(372)	(90)	(964)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$(370)	$(66)	$(1,094)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$3	$1	$—	$1	$—
Expenses:
Mortality and expense risks and other charges	2	4	—	1	1
Total expenses	2	4	—	1	1
Net investment income (loss)	1	(3)	—	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	25	—	1	1
Capital gains distributions	4	13	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	5	38	—	1	4
Net unrealized appreciation
(depreciation) of investments	(8)	(39)	—	(7)	(7)
Net realized and unrealized gain (loss)
on investments	(3)	(1)	—	(6)	(3)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(4)	$—	$(6)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Net investment income (loss)
Investment Income:
Dividends	$31	$17	$17	$2	$—
Expenses:
Mortality and expense risks and other charges	16	5	9	5	5
Total expenses	16	5	9	5	5
Net investment income (loss)	15	12	8	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	76	(19)	48	29	17
Capital gains distributions	41	—	37	61	5
Total realized gain (loss) on investments
and capital gains distributions	117	(19)	85	90	22
Net unrealized appreciation
(depreciation) of investments	(220)	13	(226)	(113)	(43)
Net realized and unrealized gain (loss)
on investments	(103)	(6)	(141)	(23)	(21)
Net increase (decrease) in net assets
resulting from operations	$(88)	$6	$(133)	$(26)	$(26)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$10	$—	$—	$1
Expenses:
Mortality and expense risks and other charges	127	5	—	1	—
Total expenses	127	5	—	1	—
Net investment income (loss)	(127)	5	—	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(4)	(29)	3	—
Capital gains distributions	1,486	—	29	28	—
Total realized gain (loss) on investments
and capital gains distributions	1,515	(4)	—	31	—
Net unrealized appreciation
(depreciation) of investments	(3,575)	—	—	(24)	—
Net realized and unrealized gain (loss)
on investments	(2,060)	(4)	—	7	—
Net increase (decrease) in net assets
resulting from operations	$(2,187)	$1	$—	$6	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment Income:
Dividends	$192	$8	$—	$3	$491
Expenses:
Mortality and expense risks and other charges	48	7	8	2	748
Total expenses	48	7	8	2	748
Net investment income (loss)	144	1	(8)	1	(257)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	33	(41)	—	6,070
Capital gains distributions	—	41	139	16	2,350
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16	8,420
Net unrealized appreciation
(depreciation) of investments	(61)	(215)	(208)	(37)	(19,895)
Net realized and unrealized gain (loss)
on investments	(126)	(141)	(110)	(21)	(11,475)
Net increase (decrease) in net assets
resulting from operations	$18	$(140)	$(118)	$(20)	$(11,732)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment Income:
Dividends	$—	$1	$501	$527	$—
Expenses:
Mortality and expense risks and other charges	—	1	—	180	1
Total expenses	—	1	—	180	1
Net investment income (loss)	—	—	501	347	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(78)	(180)	—
Capital gains distributions	—	7	—	—	28
Total realized gain (loss) on investments
and capital gains distributions	—	7	(78)	(180)	28
Net unrealized appreciation
(depreciation) of investments	—	(7)	(335)	(360)	(42)
Net realized and unrealized gain (loss)
on investments	—	—	(413)	(540)	(14)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$88	$(193)	$(15)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$8	$—	$20	$35	$12
Expenses:
Mortality and expense risks and other charges	8	3	—	134	11
Total expenses	8	3	—	134	11
Net investment income (loss)	—	(3)	20	(99)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	4	29	86	81
Capital gains distributions	18	40	235	1,060	104
Total realized gain (loss) on investments
and capital gains distributions	54	44	264	1,146	185
Net unrealized appreciation
(depreciation) of investments	(125)	(77)	(469)	(1,948)	(309)
Net realized and unrealized gain (loss)
on investments	(71)	(33)	(205)	(802)	(124)
Net increase (decrease) in net assets
resulting from operations	$(71)	$(36)	$(185)	$(901)	$(123)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$1,866	$12	$48	$—	$613
Expenses:
Mortality and expense risks and other charges	1,624	5	23	1	2,613
Total expenses	1,624	5	23	1	2,613
Net investment income (loss)	242	7	25	(1)	(2,000)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,642	42	1	1	15,699
Capital gains distributions	10,702	14	64	6	—
Total realized gain (loss) on investments
and capital gains distributions	20,344	56	65	7	15,699
Net unrealized appreciation
(depreciation) of investments	(33,459)	(216)	(266)	(11)	(47,021)
Net realized and unrealized gain (loss)
on investments	(13,115)	(160)	(201)	(4)	(31,322)
Net increase (decrease) in net assets
resulting from operations	$(12,873)	$(153)	$(176)	$(5)	$(33,322)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$265	$—	$7	$7	$5
Expenses:
Mortality and expense risks and other charges	222	—	1	6	7
Total expenses	222	—	1	6	7
Net investment income (loss)	43	—	6	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,526	—	(4)	8	60
Capital gains distributions	—	—	—	—	59
Total realized gain (loss) on investments
and capital gains distributions	1,526	—	(4)	8	119
Net unrealized appreciation
(depreciation) of investments	(7,933)	(6)	(13)	(125)	(187)
Net realized and unrealized gain (loss)
on investments	(6,407)	(6)	(17)	(117)	(68)
Net increase (decrease) in net assets
resulting from operations	$(6,364)	$(6)	$(11)	$(116)	$(70)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net investment income (loss)
Investment Income:
Dividends	$10	$1	$91	$—	$3
Expenses:
Mortality and expense risks and other charges	10	1	262	—	3
Total expenses	10	1	262	—	3
Net investment income (loss)	—	—	(171)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	2	(276)	—	6
Capital gains distributions	142	5	3,741	2	19
Total realized gain (loss) on investments
and capital gains distributions	154	7	3,465	2	25
Net unrealized appreciation
(depreciation) of investments	(241)	(13)	(6,431)	(3)	(63)
Net realized and unrealized gain (loss)
on investments	(87)	(6)	(2,966)	(1)	(38)
Net increase (decrease) in net assets
resulting from operations	$(87)	$(6)	$(3,137)	$(1)	$(38)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net investment income (loss)
Investment Income:
Dividends	$5	$338	$794	$78	$1,870
Expenses:
Mortality and expense risks and other charges	1	237	411	16	615
Total expenses	1	237	411	16	615
Net investment income (loss)	4	101	383	62	1,255

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	382	458	(30)	(2,706)
Capital gains distributions	—	2,503	244	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	2,885	702	(30)	(2,706)
Net unrealized appreciation
(depreciation) of investments	(9)	(3,335)	(2,983)	(281)	(880)
Net realized and unrealized gain (loss)
on investments	(9)	(450)	(2,281)	(311)	(3,586)
Net increase (decrease) in net assets
resulting from operations	$(5)	$(349)	$(1,898)	$(249)	$(2,331)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$340	$40	$17	$—	$824
Expenses:
Mortality and expense risks and other charges	106	6	4	—	170
Total expenses	106	6	4	—	170
Net investment income (loss)	234	34	13	—	654

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	(2)	(1)	—	(669)
Capital gains distributions	580	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	608	(2)	(1)	—	(669)
Net unrealized appreciation
(depreciation) of investments	(2,044)	(61)	(26)	—	(672)
Net realized and unrealized gain (loss)
on investments	(1,436)	(63)	(27)	—	(1,341)
Net increase (decrease) in net assets
resulting from operations	$(1,202)	$(29)	$(14)	$—	$(687)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Columbia Large Cap Value Fund - Class K	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment Income:
Dividends	$3	$158	$—	$—	$67
Expenses:
Mortality and expense risks and other charges	1	73	19	—	52
Total expenses	1	73	19	—	52
Net investment income (loss)	2	85	(19)	—	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(150)	1,315	(1)	130
Capital gains distributions	8	811	—	1	414
Total realized gain (loss) on investments
and capital gains distributions	7	661	1,315	—	544
Net unrealized appreciation
(depreciation) of investments	(8)	(2,057)	(1,179)	(1)	(896)
Net realized and unrealized gain (loss)
on investments	(1)	(1,396)	136	(1)	(352)
Net increase (decrease) in net assets
resulting from operations	$1	$(1,311)	$117	$(1)	$(337)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment Income:
Dividends	$—	$79	$4	$5	$203
Expenses:
Mortality and expense risks and other charges	229	—	5	4	64
Total expenses	229	—	5	4	64
Net investment income (loss)	(229)	79	(1)	1	139

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	536	685	31	3	(83)
Capital gains distributions	1,349	2,156	79	34	—
Total realized gain (loss) on investments
and capital gains distributions	1,885	2,841	110	37	(83)
Net unrealized appreciation
(depreciation) of investments	(4,049)	(2,137)	(205)	(84)	(87)
Net realized and unrealized gain (loss)
on investments	(2,164)	704	(95)	(47)	(170)
Net increase (decrease) in net assets
resulting from operations	$(2,393)	$783	$(96)	$(46)	$(31)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net investment income (loss)
Investment Income:
Dividends	$11	$1,705	$7,607	$1	$—
Expenses:
Mortality and expense risks and other charges	3	119	1,120	1	—
Total expenses	3	119	1,120	1	—
Net investment income (loss)	8	1,586	6,487	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(786)	(2,529)	(1)	—
Capital gains distributions	—	—	—	3	—
Total realized gain (loss) on investments
and capital gains distributions	3	(786)	(2,529)	2	—
Net unrealized appreciation
(depreciation) of investments	(89)	(546)	(3,571)	(15)	(1)
Net realized and unrealized gain (loss)
on investments	(86)	(1,332)	(6,100)	(13)	(1)
Net increase (decrease) in net assets
resulting from operations	$(78)	$254	$387	$(13)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Investor Shares	Diversified Value Portfolio
Net investment income (loss)
Investment Income:
Dividends	$232	$—	$—	$—	$3
Expenses:
Mortality and expense risks and other charges	—	129	—	—	1
Total expenses	—	129	—	—	1
Net investment income (loss)	232	(129)	—	—	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	78	(1,637)	—	—	—
Capital gains distributions	1,405	—	—	—	6
Total realized gain (loss) on investments
and capital gains distributions	1,483	(1,637)	—	—	6
Net unrealized appreciation
(depreciation) of investments	(2,460)	213	—	—	(20)
Net realized and unrealized gain (loss)
on investments	(977)	(1,424)	—	—	(14)
Net increase (decrease) in net assets
resulting from operations	$(745)	$(1,553)	$—	$—	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$4	$—	$2	$41	$—
Expenses:
Mortality and expense risks and other charges	2	1	3	50	—
Total expenses	2	1	3	50	—
Net investment income (loss)	2	(1)	(1)	(9)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	—	5	36	7
Capital gains distributions	11	5	52	365	1
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401	8
Net unrealized appreciation
(depreciation) of investments	(28)	(10)	(151)	(948)	(9)
Net realized and unrealized gain (loss)
on investments	(15)	(5)	(94)	(547)	(1)
Net increase (decrease) in net assets
resulting from operations	$(13)	$(6)	$(95)	$(556)	$(1)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large-Cap Growth Fund - Class A	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$5,300	$—	$1	$21	$65
Expenses:
Mortality and expense risks and other charges	2,561	—	1	5	13
Total expenses	2,561	—	1	5	13
Net investment income (loss)	2,739	—	—	16	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,830	44	4	(38)	(5)
Capital gains distributions	17,522	—	5	159	—
Total realized gain (loss) on investments
and capital gains distributions	23,352	44	9	121	(5)
Net unrealized appreciation
(depreciation) of investments	(44,041)	(40)	(16)	(204)	(102)
Net realized and unrealized gain (loss)
on investments	(20,689)	4	(7)	(83)	(107)
Net increase (decrease) in net assets
resulting from operations	$(17,950)	$4	$(7)	$(67)	$(55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$66	$24	$15,562	$81	$66
Expenses:
Mortality and expense risks and other charges	25	4	3,719	8	23
Total expenses	25	4	3,719	8	23
Net investment income (loss)	41	20	11,843	73	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(3)	1,784	(25)	45
Capital gains distributions	—	—	—	—	27
Total realized gain (loss) on investments
and capital gains distributions	(58)	(3)	1,784	(25)	72
Net unrealized appreciation
(depreciation) of investments	11	(25)	(20,378)	(82)	(303)
Net realized and unrealized gain (loss)
on investments	(47)	(28)	(18,594)	(107)	(231)
Net increase (decrease) in net assets
resulting from operations	$(6)	$(8)	$(6,751)	$(34)	$(188)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$2	$2,246	$1,201	$—	$3,410
Expenses:
Mortality and expense risks and other charges	—	241	211	—	4,746
Total expenses	—	241	211	—	4,746
Net investment income (loss)	2	2,005	990	—	(1,336)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(617)	(325)	—	18,501
Capital gains distributions	—	—	—	20	70,932
Total realized gain (loss) on investments
and capital gains distributions	(1)	(617)	(325)	20	89,433
Net unrealized appreciation
(depreciation) of investments	(3)	(2,709)	(1,539)	(18)	(97,421)
Net realized and unrealized gain (loss)
on investments	(4)	(3,326)	(1,864)	2	(7,988)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(1,321)	$(874)	$2	$(9,324)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$50	$—	$6,053	$25	$—
Expenses:
Mortality and expense risks and other charges	44	—	3,007	9	—
Total expenses	44	—	3,007	9	—
Net investment income (loss)	6	—	3,046	16	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	188	1	16,363	8	—
Capital gains distributions	1,760	2	33,386	155	—
Total realized gain (loss) on investments
and capital gains distributions	1,948	3	49,749	163	—
Net unrealized appreciation
(depreciation) of investments	(2,247)	(4)	(78,500)	(299)	—
Net realized and unrealized gain (loss)
on investments	(299)	(1)	(28,751)	(136)	—
Net increase (decrease) in net assets
resulting from operations	$(293)	$(1)	$(25,705)	$(120)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$311	$10	$537	$—	$—
Expenses:
Mortality and expense risks and other charges	77	3	168	—	—
Total expenses	77	3	168	—	—
Net investment income (loss)	234	7	369	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,618)	(316)	392	—	—
Capital gains distributions	11,579	403	1,614	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,961	87	2,006	—	—
Net unrealized appreciation
(depreciation) of investments	(1,518)	(72)	(3,913)	(1)	—
Net realized and unrealized gain (loss)
on investments	443	15	(1,907)	(1)	—
Net increase (decrease) in net assets
resulting from operations	$677	$22	$(1,538)	$(1)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$3,917	$1	$48	$1,183	$528
Expenses:
Mortality and expense risks and other charges	608	—	16	405	145
Total expenses	608	—	16	405	145
Net investment income (loss)	3,309	1	32	778	383

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,312	—	98	3,905	(823)
Capital gains distributions	—	4	152	4,263	3,518
Total realized gain (loss) on investments
and capital gains distributions	2,312	4	250	8,168	2,695
Net unrealized appreciation
(depreciation) of investments	(12,593)	(8)	(422)	(12,959)	(7,467)
Net realized and unrealized gain (loss)
on investments	(10,281)	(4)	(172)	(4,791)	(4,772)
Net increase (decrease) in net assets
resulting from operations	$(6,972)	$(3)	$(140)	$(4,013)	$(4,389)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$435	$1	$123	$152	$—
Expenses:
Mortality and expense risks and other charges	289	1	168	267	—
Total expenses	289	1	168	267	—
Net investment income (loss)	146	—	(45)	(115)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	241	2	161	115	1
Capital gains distributions	3,490	—	—	—	7
Total realized gain (loss) on investments
and capital gains distributions	3,731	2	161	115	8
Net unrealized appreciation
(depreciation) of investments	(8,262)	(35)	(2,799)	(5,020)	(11)
Net realized and unrealized gain (loss)
on investments	(4,531)	(33)	(2,638)	(4,905)	(3)
Net increase (decrease) in net assets
resulting from operations	$(4,385)	$(33)	$(2,683)	$(5,020)	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$287	$129	$—	$6	$8,127
Expenses:
Mortality and expense risks and other charges	211	357	—	2	1,482
Total expenses	211	357	—	2	1,482
Net investment income (loss)	76	(228)	—	4	6,645

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	613	448	(3)	(9)	2,164
Capital gains distributions	5,516	4,355	6	37	23,793
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28	25,957
Net unrealized appreciation
(depreciation) of investments	(11,443)	(8,700)	(2)	(27)	(32,110)
Net realized and unrealized gain (loss)
on investments	(5,314)	(3,897)	1	1	(6,153)
Net increase (decrease) in net assets
resulting from operations	$(5,238)	$(4,125)	$1	$5	$492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$17,929	$17	$2,141	$1	$145
Expenses:
Mortality and expense risks and other charges	7,874	4	804	—	84
Total expenses	7,874	4	804	—	84
Net investment income (loss)	10,055	13	1,337	1	61

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17,442	(22)	1,993	1	476
Capital gains distributions	59,844	158	15,674	—	—
Total realized gain (loss) on investments
and capital gains distributions	77,286	136	17,667	1	476
Net unrealized appreciation
(depreciation) of investments	(90,426)	(237)	(29,042)	(17)	(1,815)
Net realized and unrealized gain (loss)
on investments	(13,140)	(101)	(11,375)	(16)	(1,339)
Net increase (decrease) in net assets
resulting from operations	$(3,085)	$(88)	$(10,038)	$(15)	$(1,278)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$19	$140	$3,359	$2	$4
Expenses:
Mortality and expense risks and other charges	5	54	1,446	—	2
Total expenses	5	54	1,446	—	2
Net investment income (loss)	14	86	1,913	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(67)	(873)	—	—	33
Capital gains distributions	61	497	37	6	24
Total realized gain (loss) on investments
and capital gains distributions	(6)	(376)	37	6	57
Net unrealized appreciation
(depreciation) of investments	(100)	(502)	—	(13)	(134)
Net realized and unrealized gain (loss)
on investments	(106)	(878)	37	(7)	(77)
Net increase (decrease) in net assets
resulting from operations	$(92)	$(792)	$1,950	$(5)	$(75)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$25	$9	$2,786	$14	$193
Expenses:
Mortality and expense risks and other charges	20	1	679	3	107
Total expenses	20	1	679	3	107
Net investment income (loss)	5	8	2,107	11	86

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	34	—	(1,255)	9	(201)
Capital gains distributions	130	—	—	—	252
Total realized gain (loss) on investments
and capital gains distributions	164	—	(1,255)	9	51
Net unrealized appreciation
(depreciation) of investments	(610)	(16)	(3,076)	(31)	(778)
Net realized and unrealized gain (loss)
on investments	(446)	(16)	(4,331)	(22)	(727)
Net increase (decrease) in net assets
resulting from operations	$(441)	$(8)	$(2,224)	$(11)	$(641)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$67	$37	$218	$81	$18
Expenses:
Mortality and expense risks and other charges	37	22	146	51	12
Total expenses	37	22	146	51	12
Net investment income (loss)	30	15	72	30	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(78)	(100)	(31)	18
Capital gains distributions	105	69	346	156	41
Total realized gain (loss) on investments
and capital gains distributions	98	(9)	246	125	59
Net unrealized appreciation
(depreciation) of investments	(409)	(171)	(1,574)	(657)	(196)
Net realized and unrealized gain (loss)
on investments	(311)	(180)	(1,328)	(532)	(137)
Net increase (decrease) in net assets
resulting from operations	$(281)	$(165)	$(1,256)	$(502)	$(131)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$193	$42	$18	$55	$22
Expenses:
Mortality and expense risks and other charges	146	29	11	40	20
Total expenses	146	29	11	40	20
Net investment income (loss)	47	13	7	15	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(155)	(3)	34	80	22
Capital gains distributions	362	97	52	101	51
Total realized gain (loss) on investments
and capital gains distributions	207	94	86	181	73
Net unrealized appreciation
(depreciation) of investments	(1,580)	(477)	(280)	(696)	(309)
Net realized and unrealized gain (loss)
on investments	(1,373)	(383)	(194)	(515)	(236)
Net increase (decrease) in net assets
resulting from operations	$(1,326)	$(370)	$(187)	$(500)	$(234)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$9	$82	$23	$17	$9
Expenses:
Mortality and expense risks and other charges	5	41	8	9	2
Total expenses	5	41	8	9	2
Net investment income (loss)	4	41	15	8	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	82	8	24	2
Capital gains distributions	27	55	18	15	16
Total realized gain (loss) on investments
and capital gains distributions	54	137	26	39	18
Net unrealized appreciation
(depreciation) of investments	(175)	(333)	(78)	(92)	(55)
Net realized and unrealized gain (loss)
on investments	(121)	(196)	(52)	(53)	(37)
Net increase (decrease) in net assets
resulting from operations	$(117)	$(155)	$(37)	$(45)	$(30)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$202	$2,734	$139	$7	$156
Expenses:
Mortality and expense risks and other charges	73	1,222	53	2	61
Total expenses	73	1,222	53	2	61
Net investment income (loss)	129	1,512	86	5	95

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	66	1,286	(128)	3	(72)
Capital gains distributions	276	4,265	260	18	311
Total realized gain (loss) on investments
and capital gains distributions	342	5,551	132	21	239
Net unrealized appreciation
(depreciation) of investments	(1,034)	(15,931)	(759)	(66)	(1,062)
Net realized and unrealized gain (loss)
on investments	(692)	(10,380)	(627)	(45)	(823)
Net increase (decrease) in net assets
resulting from operations	$(563)	$(8,868)	$(541)	$(40)	$(728)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,616	$203	$—	$114	$1,558
Expenses:
Mortality and expense risks and other charges	1,325	86	—	47	980
Total expenses	1,325	86	—	47	980
Net investment income (loss)	1,291	117	—	67	578

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,969	(179)	—	159	2,130
Capital gains distributions	6,018	521	1	323	5,247
Total realized gain (loss) on investments
and capital gains distributions	7,987	342	1	482	7,377
Net unrealized appreciation
(depreciation) of investments	(22,808)	(1,547)	(4)	(1,269)	(19,754)
Net realized and unrealized gain (loss)
on investments	(14,821)	(1,205)	(3)	(787)	(12,377)
Net increase (decrease) in net assets
resulting from operations	$(13,530)	$(1,088)	$(3)	$(720)	$(11,799)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$73	$38	$290	$18	$105
Expenses:
Mortality and expense risks and other charges	42	20	211	12	64
Total expenses	42	20	211	12	64
Net investment income (loss)	31	18	79	6	41

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(32)	48	25	28	(143)
Capital gains distributions	302	90	835	60	204
Total realized gain (loss) on investments
and capital gains distributions	270	138	860	88	61
Net unrealized appreciation
(depreciation) of investments	(939)	(430)	(3,751)	(289)	(547)
Net realized and unrealized gain (loss)
on investments	(669)	(292)	(2,891)	(201)	(486)
Net increase (decrease) in net assets
resulting from operations	$(638)	$(274)	$(2,812)	$(195)	$(445)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$18	$236	$1,177	$88	$137
Expenses:
Mortality and expense risks and other charges	3	45	422	29	69
Total expenses	3	45	422	29	69
Net investment income (loss)	15	191	755	59	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	52	574	54	(131)
Capital gains distributions	21	216	1,222	106	150
Total realized gain (loss) on investments
and capital gains distributions	22	268	1,796	160	19
Net unrealized appreciation
(depreciation) of investments	(66)	(732)	(4,378)	(375)	(423)
Net realized and unrealized gain (loss)
on investments	(44)	(464)	(2,582)	(215)	(404)
Net increase (decrease) in net assets
resulting from operations	$(29)	$(273)	$(1,827)	$(156)	$(336)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1	$469	$694	$—	$—
Expenses:
Mortality and expense risks and other charges	—	167	554	1	1,239
Total expenses	—	167	554	1	1,239
Net investment income (loss)	1	302	140	(1)	(1,239)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(643)	181	28	5,809
Capital gains distributions	7	3,851	7,166	44	13,607
Total realized gain (loss) on investments
and capital gains distributions	6	3,208	7,347	72	19,416
Net unrealized appreciation
(depreciation) of investments	(14)	(9,210)	(17,753)	(70)	(21,914)
Net realized and unrealized gain (loss)
on investments	(8)	(6,002)	(10,406)	2	(2,498)
Net increase (decrease) in net assets
resulting from operations	$(7)	$(5,700)	$(10,266)	$1	$(3,737)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$117	$—	$17	$3	$829
Expenses:
Mortality and expense risks and other charges	135	1	60	1	655
Total expenses	135	1	60	1	655
Net investment income (loss)	(18)	(1)	(43)	2	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	605	7	236	91	5,130
Capital gains distributions	1,366	16	704	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,971	23	940	91	5,130
Net unrealized appreciation
(depreciation) of investments	(3,150)	(50)	(2,137)	(134)	(13,595)
Net realized and unrealized gain (loss)
on investments	(1,179)	(27)	(1,197)	(43)	(8,465)
Net increase (decrease) in net assets
resulting from operations	$(1,197)	$(28)	$(1,240)	$(41)	$(8,291)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$22	$5,815	$23	$3	$304
Expenses:
Mortality and expense risks and other charges	5	2,976	8	1	174
Total expenses	5	2,976	8	1	174
Net investment income (loss)	17	2,839	15	2	130

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	13,109	13	4	(383)
Capital gains distributions	95	18,616	85	30	1,891
Total realized gain (loss) on investments
and capital gains distributions	76	31,725	98	34	1,508
Net unrealized appreciation
(depreciation) of investments	(249)	(64,708)	(241)	(74)	(4,469)
Net realized and unrealized gain (loss)
on investments	(173)	(32,983)	(143)	(40)	(2,961)
Net increase (decrease) in net assets
resulting from operations	$(156)	$(30,144)	$(128)	$(38)	$(2,831)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$704	$5	$9,512	$21	$2,010
Expenses:
Mortality and expense risks and other charges	642	1	6,246	16	311
Total expenses	642	1	6,246	16	311
Net investment income (loss)	62	4	3,266	5	1,699

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,878	59	24,519	84	(292)
Capital gains distributions	5,578	30	41,232	109	—
Total realized gain (loss) on investments
and capital gains distributions	7,456	89	65,751	193	(292)
Net unrealized appreciation
(depreciation) of investments	(15,882)	(139)	(153,054)	(420)	(2,709)
Net realized and unrealized gain (loss)
on investments	(8,426)	(50)	(87,303)	(227)	(3,001)
Net increase (decrease) in net assets
resulting from operations	$(8,364)	$(46)	$(84,037)	$(222)	$(1,302)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$13	$—	$813	$—	$—
Expenses:
Mortality and expense risks and other charges	2	1	4,684	10	5
Total expenses	2	1	4,684	10	5
Net investment income (loss)	11	(1)	(3,871)	(10)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	4	10,098	17	78
Capital gains distributions	—	36	43,665	129	234
Total realized gain (loss) on investments
and capital gains distributions	8	40	53,763	146	312
Net unrealized appreciation
(depreciation) of investments	(27)	(50)	(65,594)	(192)	(284)
Net realized and unrealized gain (loss)
on investments	(19)	(10)	(11,831)	(46)	28
Net increase (decrease) in net assets
resulting from operations	$(8)	$(11)	$(15,702)	$(56)	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1,167	$2	$4	$1,753	$2
Expenses:
Mortality and expense risks and other charges	4,433	24	1	801	1
Total expenses	4,433	24	1	801	1
Net investment income (loss)	(3,266)	(22)	3	952	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15,439	67	3	3,244	12
Capital gains distributions	79,396	607	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	94,835	674	3	3,244	12
Net unrealized appreciation
(depreciation) of investments	(99,760)	(704)	(41)	(17,441)	(33)
Net realized and unrealized gain (loss)
on investments	(4,925)	(30)	(38)	(14,197)	(21)
Net increase (decrease) in net assets
resulting from operations	$(8,191)	$(52)	$(35)	$(13,245)	$(20)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment Income:
Dividends	$134	$756	$1,418	$1,444	$19
Expenses:
Mortality and expense risks and other charges	64	276	683	593	5
Total expenses	64	276	683	593	5
Net investment income (loss)	70	480	735	851	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	292	542	4,191	3,380	15
Capital gains distributions	471	628	—	—	131
Total realized gain (loss) on investments
and capital gains distributions	763	1,170	4,191	3,380	146
Net unrealized appreciation
(depreciation) of investments	(1,344)	(3,031)	(11,163)	(8,412)	(228)
Net realized and unrealized gain (loss)
on investments	(581)	(1,861)	(6,972)	(5,032)	(82)
Net increase (decrease) in net assets
resulting from operations	$(511)	$(1,381)	$(6,237)	$(4,181)	$(68)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$21,310	$3	$4,441	$538	$5,459
Expenses:
Mortality and expense risks and other charges	13,330	3	707	139	3,785
Total expenses	13,330	3	707	139	3,785
Net investment income (loss)	7,980	—	3,734	399	1,674

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	55,523	(18)	1,227	223	16,734
Capital gains distributions	110,314	22	—	—	28,770
Total realized gain (loss) on investments
and capital gains distributions	165,837	4	1,227	223	45,504
Net unrealized appreciation
(depreciation) of investments	(233,905)	(21)	(12,904)	(1,817)	(75,567)
Net realized and unrealized gain (loss)
on investments	(68,068)	(17)	(11,677)	(1,594)	(30,063)
Net increase (decrease) in net assets
resulting from operations	$(60,088)	$(17)	$(7,943)	$(1,195)	$(28,389)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$2	$3,476	$1	$1,327	$1
Expenses:
Mortality and expense risks and other charges	1	3,097	—	1,498	1
Total expenses	1	3,097	—	1,498	1
Net investment income (loss)	1	379	1	(171)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	12,433	—	8,397	7
Capital gains distributions	15	39,567	8	19,267	25
Total realized gain (loss) on investments
and capital gains distributions	22	52,000	8	27,664	32
Net unrealized appreciation
(depreciation) of investments	(38)	(100,818)	(19)	(45,837)	(56)
Net realized and unrealized gain (loss)
on investments	(16)	(48,818)	(11)	(18,173)	(24)
Net increase (decrease) in net assets
resulting from operations	$(15)	$(48,439)	$(10)	$(18,344)	$(24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$1,163	$—	$718	$14	$2,089
Expenses:
Mortality and expense risks and other charges	386	—	722	8	992
Total expenses	386	—	722	8	992
Net investment income (loss)	777	—	(4)	6	1,097

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	963	—	3,472	86	3,752
Capital gains distributions	—	—	2,290	58	—
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144	3,752
Net unrealized appreciation
(depreciation) of investments	(8,040)	(2)	(7,580)	(199)	(11,036)
Net realized and unrealized gain (loss)
on investments	(7,077)	(2)	(1,818)	(55)	(7,284)
Net increase (decrease) in net assets
resulting from operations	$(6,300)	$(2)	$(1,822)	$(49)	$(6,187)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$6	$14	$313	$68	$2,214
Expenses:
Mortality and expense risks and other charges	4	7	159	170	1,085
Total expenses	4	7	159	170	1,085
Net investment income (loss)	2	7	154	(102)	1,129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	18	328	789	2,203
Capital gains distributions	—	21	516	1,819	17,362
Total realized gain (loss) on investments
and capital gains distributions	18	39	844	2,608	19,565
Net unrealized appreciation
(depreciation) of investments	(40)	(95)	(2,239)	(3,541)	(36,153)
Net realized and unrealized gain (loss)
on investments	(22)	(56)	(1,395)	(933)	(16,588)
Net increase (decrease) in net assets
resulting from operations	$(20)	$(49)	$(1,241)	$(1,035)	$(15,459)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$802	$881	$—	$365	$—
Expenses:
Mortality and expense risks and other charges	622	1,554	1	134	2,165
Total expenses	622	1,554	1	134	2,165
Net investment income (loss)	180	(673)	(1)	231	(2,165)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	467	8,609	—	(179)	227
Capital gains distributions	4,191	25,504	23	—	25,259
Total realized gain (loss) on investments
and capital gains distributions	4,658	34,113	23	(179)	25,486
Net unrealized appreciation
(depreciation) of investments	(14,394)	(58,417)	(48)	(235)	(43,328)
Net realized and unrealized gain (loss)
on investments	(9,736)	(24,304)	(25)	(414)	(17,842)
Net increase (decrease) in net assets
resulting from operations	$(9,556)	$(24,977)	$(26)	$(183)	$(20,007)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$900	$111
Expenses:
Mortality and expense risks and other charges	6	664	—	334	633
Total expenses	6	664	—	334	633
Net investment income (loss)	(6)	(664)	—	566	(522)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	1,467	(4)	(989)	(4,112)
Capital gains distributions	117	10,955	19	5,031	7,602
Total realized gain (loss) on investments
and capital gains distributions	104	12,422	15	4,042	3,490
Net unrealized appreciation
(depreciation) of investments	(187)	(22,828)	(35)	(12,691)	(11,004)
Net realized and unrealized gain (loss)
on investments	(83)	(10,406)	(20)	(8,649)	(7,514)
Net increase (decrease) in net assets
resulting from operations	$(89)	$(11,070)	$(20)	$(8,083)	$(8,036)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class
Net investment income (loss)
Investment Income:
Dividends	$87	$41	$3,613	$—	$—
Expenses:
Mortality and expense risks and other charges	641	16	1,988	1	47
Total expenses	641	16	1,988	1	47
Net investment income (loss)	(554)	25	1,625	(1)	(47)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,430)	52	4,455	(2)	48
Capital gains distributions	19,198	147	10,693	23	521
Total realized gain (loss) on investments
and capital gains distributions	16,768	199	15,148	21	569
Net unrealized appreciation
(depreciation) of investments	(18,674)	(318)	(24,668)	(45)	(1,704)
Net realized and unrealized gain (loss)
on investments	(1,906)	(119)	(9,520)	(24)	(1,135)
Net increase (decrease) in net assets
resulting from operations	$(2,460)	$(94)	$(7,895)	$(25)	$(1,182)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$525
Expenses:
Mortality and expense risks and other charges	1,354
Total expenses	1,354
Net investment income (loss)	(829)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,917
Capital gains distributions	6,879
Total realized gain (loss) on investments
and capital gains distributions	12,796
Net unrealized appreciation
(depreciation) of investments	(28,991)
Net realized and unrealized gain (loss)
on investments	(16,195)
Net increase (decrease) in net assets
resulting from operations	$(17,024)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5
Net assets at January 1, 2017	$178	$655	$6,893	$82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	150	4
Total realized gain (loss) on investments
and capital gains distributions	31	85	73	—
Net unrealized appreciation (depreciation)
of investments	(1)	12	1,911	—
Net increase (decrease) in net assets resulting from
operations	29	98	2,134	4
Changes from principal transactions:
Total unit transactions	(16)	(131)	3,372	70
Increase (decrease) in net assets derived from
principal transactions	(16)	(131)	3,372	70
Total increase (decrease) in net assets	13	(33)	5,506	74
Net assets at December 31, 2017	191	622	12,399	156

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	334	9
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—
Net unrealized appreciation (depreciation)
of investments	(58)	(116)	(2,607)	(14)
Net increase (decrease) in net assets resulting from
operations	(9)	(41)	(2,135)	(5)
Changes from principal transactions:
Total unit transactions	(8)	(9)	2,188	128
Increase (decrease) in net assets derived from
principal transactions	(8)	(9)	2,188	128
Total increase (decrease) in net assets	(17)	(50)	53	123
Net assets at December 31, 2018	$174	$572	$12,452	$279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2017	$3,791	$72	$547	$12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	(1)	7	—
Total realized gain (loss) on investments
and capital gains distributions	510	9	16	1
Net unrealized appreciation (depreciation)
of investments	43	11	108	1
Net increase (decrease) in net assets resulting from
operations	518	19	131	2
Changes from principal transactions:
Total unit transactions	(360)	11	8	1
Increase (decrease) in net assets derived from
principal transactions	(360)	11	8	1
Total increase (decrease) in net assets	158	30	139	3
Net assets at December 31, 2017	3,949	102	686	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(1)	2	—
Total realized gain (loss) on investments
and capital gains distributions	146	7	45	2
Net unrealized appreciation (depreciation)
of investments	(590)	(17)	(154)	(5)
Net increase (decrease) in net assets resulting from
operations	(478)	(11)	(107)	(3)
Changes from principal transactions:
Total unit transactions	(367)	—	(56)	2
Increase (decrease) in net assets derived from
principal transactions	(367)	—	(56)	2
Total increase (decrease) in net assets	(845)	(11)	(163)	(1)
Net assets at December 31, 2018	$3,104	$91	$523	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2017	$190	$269	$717	$40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	14	(1)	2
Total realized gain (loss) on investments
and capital gains distributions	(37)	(1)	72	1
Net unrealized appreciation (depreciation)
of investments	52	4	(13)	(1)
Net increase (decrease) in net assets resulting from
operations	14	17	58	2
Changes from principal transactions:
Total unit transactions	(95)	119	(14)	80
Increase (decrease) in net assets derived from
principal transactions	(95)	119	(14)	80
Total increase (decrease) in net assets	(81)	136	44	82
Net assets at December 31, 2017	109	405	761	122

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	20	(3)	1
Total realized gain (loss) on investments
and capital gains distributions	12	(2)	88	7
Net unrealized appreciation (depreciation)
of investments	(12)	(42)	(204)	(23)
Net increase (decrease) in net assets resulting from
operations	(1)	(24)	(119)	(15)
Changes from principal transactions:
Total unit transactions	24	152	112	(63)
Increase (decrease) in net assets derived from
principal transactions	24	152	112	(63)
Total increase (decrease) in net assets	23	128	(7)	(78)
Net assets at December 31, 2018	$132	$533	$754	$44
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A
Net assets at January 1, 2017	$318	$23,516	$33,203	$481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(265)	(2)	(4)
Total realized gain (loss) on investments
and capital gains distributions	14	4,904	2,625	122
Net unrealized appreciation (depreciation)
of investments	26	1,554	1,127	28
Net increase (decrease) in net assets resulting from
operations	38	6,193	3,750	146
Changes from principal transactions:
Total unit transactions	(204)	(1,151)	(3,686)	(524)
Increase (decrease) in net assets derived from
principal transactions	(204)	(1,151)	(3,686)	(524)
Total increase (decrease) in net assets	(166)	5,042	64	(378)
Net assets at December 31, 2017	152	28,558	33,267	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(322)	(49)	(1)
Total realized gain (loss) on investments
and capital gains distributions	27	3,731	3,056	15
Net unrealized appreciation (depreciation)
of investments	(46)	(4,645)	(6,103)	(18)
Net increase (decrease) in net assets resulting from
operations	(20)	(1,236)	(3,096)	(4)
Changes from principal transactions:
Total unit transactions	(72)	(783)	(3,132)	16
Increase (decrease) in net assets derived from
principal transactions	(72)	(783)	(3,132)	16
Total increase (decrease) in net assets	(92)	(2,019)	(6,228)	12
Net assets at December 31, 2018	$60	$26,539	$27,039	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net assets at January 1, 2017	$3,644	$293	$6	$546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	875	80	—	5
Net unrealized appreciation (depreciation)
of investments	179	(40)	1	31
Net increase (decrease) in net assets resulting from
operations	1,006	43	1	35
Changes from principal transactions:
Total unit transactions	894	(5)	—	(196)
Increase (decrease) in net assets derived from
principal transactions	894	(5)	—	(196)
Total increase (decrease) in net assets	1,900	38	1	(161)
Net assets at December 31, 2017	5,544	331	7	385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66)	3	—	6
Total realized gain (loss) on investments
and capital gains distributions	599	61	—	52
Net unrealized appreciation (depreciation)
of investments	(841)	(101)	(1)	(124)
Net increase (decrease) in net assets resulting from
operations	(308)	(37)	(1)	(66)
Changes from principal transactions:
Total unit transactions	888	3	—	(79)
Increase (decrease) in net assets derived from
principal transactions	888	3	—	(79)
Total increase (decrease) in net assets	580	(34)	(1)	(145)
Net assets at December 31, 2018	$6,124	$297	$6	$240

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2017	$37,550	$67,948	$4,359	$212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(207)	(307)	29	(1)
Total realized gain (loss) on investments
and capital gains distributions	6,080	7,096	465	34
Net unrealized appreciation (depreciation)
of investments	4,267	6,548	47	(10)
Net increase (decrease) in net assets resulting from
operations	10,140	13,337	541	23
Changes from principal transactions:
Total unit transactions	(1,131)	(5,297)	(1,944)	68
Increase (decrease) in net assets derived from
principal transactions	(1,131)	(5,297)	(1,944)	68
Total increase (decrease) in net assets	9,009	8,040	(1,403)	91
Net assets at December 31, 2017	46,559	75,988	2,956	303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(267)	144	27	(2)
Total realized gain (loss) on investments
and capital gains distributions	2,980	6,354	141	63
Net unrealized appreciation (depreciation)
of investments	(2,149)	(10,856)	(275)	(114)
Net increase (decrease) in net assets resulting from
operations	564	(4,358)	(107)	(53)
Changes from principal transactions:
Total unit transactions	(694)	(5,068)	(58)	65
Increase (decrease) in net assets derived from
principal transactions	(694)	(5,068)	(58)	65
Total increase (decrease) in net assets	(130)	(9,426)	(165)	12
Net assets at December 31, 2018	$46,429	$66,562	$2,791	$315

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4
Net assets at January 1, 2017	$24,388	$9,606	$1,482	$84,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419	99	6	602
Total realized gain (loss) on investments
and capital gains distributions	(1,059)	1,114	225	9,003
Net unrealized appreciation (depreciation)
of investments	1,204	557	69	10,069
Net increase (decrease) in net assets resulting from
operations	564	1,770	300	19,674
Changes from principal transactions:
Total unit transactions	6,978	(374)	(745)	7,195
Increase (decrease) in net assets derived from
principal transactions	6,978	(374)	(745)	7,195
Total increase (decrease) in net assets	7,542	1,396	(445)	26,869
Net assets at December 31, 2017	31,930	11,002	1,037	111,597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	584	45	5	629
Total realized gain (loss) on investments
and capital gains distributions	(442)	1,275	133	14,114
Net unrealized appreciation (depreciation)
of investments	(1,201)	(2,187)	(214)	(22,603)
Net increase (decrease) in net assets resulting from
operations	(1,059)	(867)	(76)	(7,860)
Changes from principal transactions:
Total unit transactions	(1,745)	(323)	(72)	(6,183)
Increase (decrease) in net assets derived from
principal transactions	(1,745)	(323)	(72)	(6,183)
Total increase (decrease) in net assets	(2,804)	(1,190)	(148)	(14,043)
Net assets at December 31, 2018	$29,126	$9,812	$889	$97,554

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net assets at January 1, 2017	$4,659	$38,429	$506	$11,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(330)	—	(38)
Total realized gain (loss) on investments
and capital gains distributions	352	1,608	50	285
Net unrealized appreciation (depreciation)
of investments	533	2,396	19	1,259
Net increase (decrease) in net assets resulting from
operations	991	3,674	69	1,506
Changes from principal transactions:
Total unit transactions	2,296	(7,217)	(46)	(1,752)
Increase (decrease) in net assets derived from
principal transactions	2,296	(7,217)	(46)	(1,752)
Total increase (decrease) in net assets	3,287	(3,543)	23	(246)
Net assets at December 31, 2017	7,946	34,886	529	11,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	154	(179)	—	(19)
Total realized gain (loss) on investments
and capital gains distributions	477	679	14	582
Net unrealized appreciation (depreciation)
of investments	(868)	(6,248)	(87)	(2,210)
Net increase (decrease) in net assets resulting from
operations	(237)	(5,748)	(73)	(1,647)
Changes from principal transactions:
Total unit transactions	1,464	(6,231)	(44)	(315)
Increase (decrease) in net assets derived from
principal transactions	1,464	(6,231)	(44)	(315)
Total increase (decrease) in net assets	1,227	(11,979)	(117)	(1,962)
Net assets at December 31, 2018	$9,173	$22,907	$412	$9,051

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2017	$11,019	$1,363	$1,228	$12,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	8	(23)	(174)
Total realized gain (loss) on investments
and capital gains distributions	178	85	153	343
Net unrealized appreciation (depreciation)
of investments	2,986	57	281	3,050
Net increase (decrease) in net assets resulting from
operations	3,131	150	411	3,219
Changes from principal transactions:
Total unit transactions	(1,149)	(593)	2,038	4,987
Increase (decrease) in net assets derived from
principal transactions	(1,149)	(593)	2,038	4,987
Total increase (decrease) in net assets	1,982	(443)	2,449	8,206
Net assets at December 31, 2017	13,001	920	3,677	20,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	8	(25)	(212)
Total realized gain (loss) on investments
and capital gains distributions	1,001	84	529	2,217
Net unrealized appreciation (depreciation)
of investments	(2,385)	(165)	(324)	(717)
Net increase (decrease) in net assets resulting from
operations	(1,374)	(73)	180	1,288
Changes from principal transactions:
Total unit transactions	(1,735)	(78)	2,678	3,087
Increase (decrease) in net assets derived from
principal transactions	(1,735)	(78)	2,678	3,087
Total increase (decrease) in net assets	(3,109)	(151)	2,858	4,375
Net assets at December 31, 2018	$9,892	$769	$6,535	$24,939

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2017	$136	$15,474	$10,133	$49,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	92	458
Total realized gain (loss) on investments
and capital gains distributions	26	1,668	(5)	1,059
Net unrealized appreciation (depreciation)
of investments	(12)	(651)	134	3,606
Net increase (decrease) in net assets resulting from
operations	15	1,021	221	5,123
Changes from principal transactions:
Total unit transactions	62	(1,955)	123	(5,169)
Increase (decrease) in net assets derived from
principal transactions	62	(1,955)	123	(5,169)
Total increase (decrease) in net assets	77	(934)	344	(46)
Net assets at December 31, 2017	213	14,540	10,477	49,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	67	144	343
Total realized gain (loss) on investments
and capital gains distributions	11	190	(14)	5,921
Net unrealized appreciation (depreciation)
of investments	(34)	(1,647)	(247)	(7,948)
Net increase (decrease) in net assets resulting from
operations	(21)	(1,390)	(117)	(1,684)
Changes from principal transactions:
Total unit transactions	(4)	(1,227)	276	(2,703)
Increase (decrease) in net assets derived from
principal transactions	(4)	(1,227)	276	(2,703)
Total increase (decrease) in net assets	(25)	(2,617)	159	(4,387)
Net assets at December 31, 2018	$188	$11,923	$10,636	$45,323

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.
Net assets at January 1, 2017	$2,866	$770	$—	$9,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	8	—	144
Total realized gain (loss) on investments
and capital gains distributions	116	124	—	22
Net unrealized appreciation (depreciation)
of investments	226	27	—	366
Net increase (decrease) in net assets resulting from
operations	434	159	—	532
Changes from principal transactions:
Total unit transactions	1,037	(259)	—	(548)
Increase (decrease) in net assets derived from
principal transactions	1,037	(259)	—	(548)
Total increase (decrease) in net assets	1,471	(100)	—	(16)
Net assets at December 31, 2017	4,337	670	—	9,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	110	8	1	218
Total realized gain (loss) on investments
and capital gains distributions	35	37	—	(81)
Net unrealized appreciation (depreciation)
of investments	(529)	(114)	(3)	(556)
Net increase (decrease) in net assets resulting from
operations	(384)	(69)	(2)	(419)
Changes from principal transactions:
Total unit transactions	622	(44)	55	(1,238)
Increase (decrease) in net assets derived from
principal transactions	622	(44)	55	(1,238)
Total increase (decrease) in net assets	238	(113)	53	(1,657)
Net assets at December 31, 2018	$4,575	$557	$53	$7,400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class
Net assets at January 1, 2017	$43	$1	$8,702	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	18	—
Total realized gain (loss) on investments
and capital gains distributions	10	1	1,162	—
Net unrealized appreciation (depreciation)
of investments	1	—	(157)	—
Net increase (decrease) in net assets resulting from
operations	11	1	1,023	—
Changes from principal transactions:
Total unit transactions	9	1	(674)	—
Increase (decrease) in net assets derived from
principal transactions	9	1	(674)	—
Total increase (decrease) in net assets	20	2	349	—
Net assets at December 31, 2017	63	3	9,051	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(20)	—
Total realized gain (loss) on investments
and capital gains distributions	3	1	1,636	1
Net unrealized appreciation (depreciation)
of investments	(6)	(1)	(2,836)	(1)
Net increase (decrease) in net assets resulting from
operations	(4)	—	(1,220)	—
Changes from principal transactions:
Total unit transactions	(1)	2	(420)	—
Increase (decrease) in net assets derived from
principal transactions	(1)	2	(420)	—
Total increase (decrease) in net assets	(5)	2	(1,640)	—
Net assets at December 31, 2018	$58	$5	$7,411	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2017	$298	$50	$4,601	$2,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	42	4	(16)	372
Net unrealized appreciation (depreciation)
of investments	9	5	2,193	(20)
Net increase (decrease) in net assets resulting from
operations	53	9	2,177	336
Changes from principal transactions:
Total unit transactions	—	(9)	2,586	1,016
Increase (decrease) in net assets derived from
principal transactions	—	(9)	2,586	1,016
Total increase (decrease) in net assets	53	—	4,763	1,352
Net assets at December 31, 2017	351	50	9,364	4,020

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	—	(7)
Total realized gain (loss) on investments
and capital gains distributions	6	12	1,187	308
Net unrealized appreciation (depreciation)
of investments	(27)	(17)	(1,453)	(902)
Net increase (decrease) in net assets resulting from
operations	(23)	(4)	(266)	(601)
Changes from principal transactions:
Total unit transactions	(32)	5	2,374	(763)
Increase (decrease) in net assets derived from
principal transactions	(32)	5	2,374	(763)
Total increase (decrease) in net assets	(55)	1	2,108	(1,364)
Net assets at December 31, 2018	$296	$51	$11,472	$2,656

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Net assets at January 1, 2017	$15	$760	$525	$723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	15	30
Total realized gain (loss) on investments
and capital gains distributions	3	189	(4)	16
Net unrealized appreciation (depreciation)
of investments	2	(44)	6	310
Net increase (decrease) in net assets resulting from
operations	5	151	17	356
Changes from principal transactions:
Total unit transactions	11	(174)	128	673
Increase (decrease) in net assets derived from
principal transactions	11	(174)	128	673
Total increase (decrease) in net assets	16	(23)	145	1,029
Net assets at December 31, 2017	31	737	670	1,752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	20	44
Total realized gain (loss) on investments
and capital gains distributions	5	119	(4)	77
Net unrealized appreciation (depreciation)
of investments	(8)	(154)	(24)	(458)
Net increase (decrease) in net assets resulting from
operations	(3)	(31)	(8)	(337)
Changes from principal transactions:
Total unit transactions	(12)	(60)	388	601
Increase (decrease) in net assets derived from
principal transactions	(12)	(60)	388	601
Total increase (decrease) in net assets	(15)	(91)	380	264
Net assets at December 31, 2018	$16	$646	$1,050	$2,016

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2017	$8,970	$191	$300	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	141	1	1	—
Total realized gain (loss) on investments
and capital gains distributions	662	9	36	—
Net unrealized appreciation (depreciation)
of investments	344	34	5	—
Net increase (decrease) in net assets resulting from
operations	1,147	44	42	—
Changes from principal transactions:
Total unit transactions	3,375	(81)	(183)	—
Increase (decrease) in net assets derived from
principal transactions	3,375	(81)	(183)	—
Total increase (decrease) in net assets	4,522	(37)	(141)	—
Net assets at December 31, 2017	13,492	154	159	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	791	7	15	—
Net unrealized appreciation (depreciation)
of investments	(3,425)	(37)	(30)	—
Net increase (decrease) in net assets resulting from
operations	(2,486)	(28)	(15)	—
Changes from principal transactions:
Total unit transactions	2,067	—	12	—
Increase (decrease) in net assets derived from
principal transactions	2,067	—	12	—
Total increase (decrease) in net assets	(419)	(28)	(3)	—
Net assets at December 31, 2018	$13,073	$126	$156	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I
Net assets at January 1, 2017	$5,138	$268,183	$—	$1,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	301	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	821	13,179	—	181
Net unrealized appreciation (depreciation)
of investments	526	65,278	—	280
Net increase (decrease) in net assets resulting from
operations	1,345	78,758	—	445
Changes from principal transactions:
Total unit transactions	(1,943)	1,972	—	430
Increase (decrease) in net assets derived from
principal transactions	(1,943)	1,972	—	430
Total increase (decrease) in net assets	(598)	80,730	—	875
Net assets at December 31, 2017	4,540	348,913	—	2,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	867	—	(25)
Total realized gain (loss) on investments
and capital gains distributions	376	17,216	—	361
Net unrealized appreciation (depreciation)
of investments	(1,038)	(71,186)	—	(476)
Net increase (decrease) in net assets resulting from
operations	(652)	(53,103)	—	(140)
Changes from principal transactions:
Total unit transactions	(668)	(19,949)	2	293
Increase (decrease) in net assets derived from
principal transactions	(668)	(19,949)	2	293
Total increase (decrease) in net assets	(1,320)	(73,052)	2	153
Net assets at December 31, 2018	$3,220	$275,861	$2	$2,475

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2017	$269,002	$262,156	$11,293	$25,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,871	(2,304)	365	160
Total realized gain (loss) on investments
and capital gains distributions	3,738	35,741	(308)	1,181
Net unrealized appreciation (depreciation)
of investments	24,586	54,396	512	6,053
Net increase (decrease) in net assets resulting from
operations	30,195	87,833	569	7,394
Changes from principal transactions:
Total unit transactions	(22,962)	(4,213)	(3,138)	23
Increase (decrease) in net assets derived from
principal transactions	(22,962)	(4,213)	(3,138)	23
Total increase (decrease) in net assets	7,233	83,620	(2,569)	7,417
Net assets at December 31, 2017	276,235	345,776	8,724	33,166

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,059	(2,630)	364	160
Total realized gain (loss) on investments
and capital gains distributions	21,327	70,788	(120)	1,807
Net unrealized appreciation (depreciation)
of investments	(47,035)	(69,895)	(605)	(6,786)
Net increase (decrease) in net assets resulting from
operations	(22,649)	(1,737)	(361)	(4,819)
Changes from principal transactions:
Total unit transactions	(32,983)	(24,350)	(625)	(3,216)
Increase (decrease) in net assets derived from
principal transactions	(32,983)	(24,350)	(625)	(3,216)
Total increase (decrease) in net assets	(55,632)	(26,087)	(986)	(8,035)
Net assets at December 31, 2018	$220,603	$319,689	$7,738	$25,131
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Net assets at January 1, 2017	$1,197,401	$199,247	$8	$19,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	795	1,578	—	110
Total realized gain (loss) on investments
and capital gains distributions	79,292	5,478	—	3,072
Net unrealized appreciation (depreciation)
of investments	159,952	34,911	—	(1,051)
Net increase (decrease) in net assets resulting from
operations	240,039	41,967	—	2,131
Changes from principal transactions:
Total unit transactions	(99,456)	12,766	(4)	(5,420)
Increase (decrease) in net assets derived from
principal transactions	(99,456)	12,766	(4)	(5,420)
Total increase (decrease) in net assets	140,583	54,733	(4)	(3,289)
Net assets at December 31, 2017	1,337,984	253,980	4	16,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,216)	2,002	—	76
Total realized gain (loss) on investments
and capital gains distributions	154,390	7,628	1	544
Net unrealized appreciation (depreciation)
of investments	(230,972)	(24,108)	(1)	(1,623)
Net increase (decrease) in net assets resulting from
operations	(79,798)	(14,478)	—	(1,003)
Changes from principal transactions:
Total unit transactions	(159,052)	3,582	(4)	(902)
Increase (decrease) in net assets derived from
principal transactions	(159,052)	3,582	(4)	(902)
Total increase (decrease) in net assets	(238,850)	(10,896)	(4)	(1,905)
Net assets at December 31, 2018	$1,099,134	$243,084	$—	$14,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net assets at January 1, 2017	$1,664	$232	$35	$260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(3)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	61	(9)	—	26
Net unrealized appreciation (depreciation)
of investments	63	54	(1)	32
Net increase (decrease) in net assets resulting from
operations	148	42	(1)	56
Changes from principal transactions:
Total unit transactions	(13)	46	(4)	19
Increase (decrease) in net assets derived from
principal transactions	(13)	46	(4)	19
Total increase (decrease) in net assets	135	88	(5)	75
Net assets at December 31, 2017	1,799	320	30	335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(4)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	29	2	—	22
Net unrealized appreciation (depreciation)
of investments	(221)	(47)	(5)	(40)
Net increase (decrease) in net assets resulting from
operations	(180)	(49)	(5)	(21)
Changes from principal transactions:
Total unit transactions	(294)	3	(13)	(36)
Increase (decrease) in net assets derived from
principal transactions	(294)	3	(13)	(36)
Total increase (decrease) in net assets	(474)	(46)	(18)	(57)
Net assets at December 31, 2018	$1,325	$274	$12	$278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net assets at January 1, 2017	$128,525	$14	$12,049	$368,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(510)	—	(58)	(1,995)
Total realized gain (loss) on investments
and capital gains distributions	13,321	10	1,866	36,137
Net unrealized appreciation (depreciation)
of investments	(1,516)	(2)	883	56,466
Net increase (decrease) in net assets resulting from
operations	11,295	8	2,691	90,608
Changes from principal transactions:
Total unit transactions	(13,231)	32	(2,825)	(13,836)
Increase (decrease) in net assets derived from
principal transactions	(13,231)	32	(2,825)	(13,836)
Total increase (decrease) in net assets	(1,936)	40	(134)	76,772
Net assets at December 31, 2017	126,589	54	11,915	445,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	—	(57)	(2,207)
Total realized gain (loss) on investments
and capital gains distributions	21,066	3	1,534	56,333
Net unrealized appreciation (depreciation)
of investments	(36,039)	(2)	(1,765)	(68,831)
Net increase (decrease) in net assets resulting from
operations	(15,041)	1	(288)	(14,705)
Changes from principal transactions:
Total unit transactions	(15,822)	(39)	(1,685)	(28,394)
Increase (decrease) in net assets derived from
principal transactions	(15,822)	(39)	(1,685)	(28,394)
Total increase (decrease) in net assets	(30,863)	(38)	(1,973)	(43,099)
Net assets at December 31, 2018	$95,726	$16	$9,942	$402,267

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3
Net assets at January 1, 2017	$—	$6	$157	$1,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	9	25
Total realized gain (loss) on investments
and capital gains distributions	—	1	72	48
Net unrealized appreciation (depreciation)
of investments	—	—	43	79
Net increase (decrease) in net assets resulting from
operations	—	1	124	152
Changes from principal transactions:
Total unit transactions	—	—	1,069	(120)
Increase (decrease) in net assets derived from
principal transactions	—	—	1,069	(120)
Total increase (decrease) in net assets	—	1	1,193	32
Net assets at December 31, 2017	—	7	1,350	1,305

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2	24
Total realized gain (loss) on investments
and capital gains distributions	—	1	59	64
Net unrealized appreciation (depreciation)
of investments	—	(1)	(431)	(154)
Net increase (decrease) in net assets resulting from
operations	—	—	(370)	(66)
Changes from principal transactions:
Total unit transactions	—	—	499	(332)
Increase (decrease) in net assets derived from
principal transactions	—	—	499	(332)
Total increase (decrease) in net assets	—	—	129	(398)
Net assets at December 31, 2018	$—	$7	$1,479	$907

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Net assets at January 1, 2017	$3,046	$127	$238	$14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	—	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	884	1	25	—
Net unrealized appreciation (depreciation)
of investments	502	20	38	—
Net increase (decrease) in net assets resulting from
operations	1,327	21	62	—
Changes from principal transactions:
Total unit transactions	5,529	3	1	2
Increase (decrease) in net assets derived from
principal transactions	5,529	3	1	2
Total increase (decrease) in net assets	6,856	24	63	2
Net assets at December 31, 2017	9,902	151	301	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	1	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	2,221	5	38	—
Net unrealized appreciation (depreciation)
of investments	(3,185)	(8)	(39)	—
Net increase (decrease) in net assets resulting from
operations	(1,094)	(2)	(4)	—
Changes from principal transactions:
Total unit transactions	3,383	(2)	(34)	(3)
Increase (decrease) in net assets derived from
principal transactions	3,383	(2)	(34)	(3)
Total increase (decrease) in net assets	2,289	(4)	(38)	(3)
Net assets at December 31, 2018	$12,191	$147	$263	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class
Net assets at January 1, 2017	$58	$52	$724	$942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	6	15
Total realized gain (loss) on investments
and capital gains distributions	1	2	36	(23)
Net unrealized appreciation (depreciation)
of investments	14	13	107	22
Net increase (decrease) in net assets resulting from
operations	15	14	149	14
Changes from principal transactions:
Total unit transactions	—	2	386	(303)
Increase (decrease) in net assets derived from
principal transactions	—	2	386	(303)
Total increase (decrease) in net assets	15	16	535	(289)
Net assets at December 31, 2017	73	68	1,259	653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	15	12
Total realized gain (loss) on investments
and capital gains distributions	1	4	117	(19)
Net unrealized appreciation (depreciation)
of investments	(7)	(7)	(220)	13
Net increase (decrease) in net assets resulting from
operations	(6)	(4)	(88)	6
Changes from principal transactions:
Total unit transactions	(1)	2	319	646
Increase (decrease) in net assets derived from
principal transactions	(1)	2	319	646
Total increase (decrease) in net assets	(7)	(2)	231	652
Net assets at December 31, 2018	$66	$66	$1,490	$1,305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net assets at January 1, 2017	$278	$440	$433	$15,278

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(2)	(4)	(143)
Total realized gain (loss) on investments
and capital gains distributions	4	33	43	2,378
Net unrealized appreciation (depreciation)
of investments	88	33	51	(1,020)
Net increase (decrease) in net assets resulting from
operations	96	64	90	1,215
Changes from principal transactions:
Total unit transactions	528	97	46	(1,689)
Increase (decrease) in net assets derived from
principal transactions	528	97	46	(1,689)
Total increase (decrease) in net assets	624	161	136	(474)
Net assets at December 31, 2017	902	601	569	14,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(3)	(5)	(127)
Total realized gain (loss) on investments
and capital gains distributions	85	90	22	1,515
Net unrealized appreciation (depreciation)
of investments	(226)	(113)	(43)	(3,575)
Net increase (decrease) in net assets resulting from
operations	(133)	(26)	(26)	(2,187)
Changes from principal transactions:
Total unit transactions	(33)	(146)	(517)	(2,542)
Increase (decrease) in net assets derived from
principal transactions	(33)	(146)	(517)	(2,542)
Total increase (decrease) in net assets	(166)	(172)	(543)	(4,729)
Net assets at December 31, 2018	$736	$429	$26	$10,075

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net assets at January 1, 2017	$1,170	$25	$195	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	(12)	3	(29)	—
Net unrealized appreciation (depreciation)
of investments	9	—	64	—
Net increase (decrease) in net assets resulting from
operations	3	4	34	1
Changes from principal transactions:
Total unit transactions	(744)	1	(114)	(1)
Increase (decrease) in net assets derived from
principal transactions	(744)	1	(114)	(1)
Total increase (decrease) in net assets	(741)	5	(80)	—
Net assets at December 31, 2017	429	30	115	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	—	31	—
Net unrealized appreciation (depreciation)
of investments	—	—	(24)	—
Net increase (decrease) in net assets resulting from
operations	1	—	6	1
Changes from principal transactions:
Total unit transactions	(15)	(30)	(13)	(7)
Increase (decrease) in net assets derived from
principal transactions	(15)	(30)	(13)	(7)
Total increase (decrease) in net assets	(14)	(30)	(7)	(6)
Net assets at December 31, 2018	$415	$—	$108	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Net assets at January 1, 2017	$2,586	$898	$1,242	$213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	1	(8)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(26)	51	(70)	19
Net unrealized appreciation (depreciation)
of investments	(18)	1	131	3
Net increase (decrease) in net assets resulting from
operations	46	53	53	21
Changes from principal transactions:
Total unit transactions	1,335	(15)	(314)	(34)
Increase (decrease) in net assets derived from
principal transactions	1,335	(15)	(314)	(34)
Total increase (decrease) in net assets	1,381	38	(261)	(13)
Net assets at December 31, 2017	3,967	936	981	200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	1	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16
Net unrealized appreciation (depreciation)
of investments	(61)	(215)	(208)	(37)
Net increase (decrease) in net assets resulting from
operations	18	(140)	(118)	(20)
Changes from principal transactions:
Total unit transactions	1,959	(6)	(43)	24
Increase (decrease) in net assets derived from
principal transactions	1,959	(6)	(43)	24
Total increase (decrease) in net assets	1,977	(146)	(161)	4
Net assets at December 31, 2018	$5,944	$790	$820	$204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I
Net assets at January 1, 2017	$96,369	$2	$97	$10,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(342)	—	—	292
Total realized gain (loss) on investments
and capital gains distributions	13,613	—	7	(15)
Net unrealized appreciation (depreciation)
of investments	(8,151)	—	14	157
Net increase (decrease) in net assets resulting from
operations	5,120	—	21	434
Changes from principal transactions:
Total unit transactions	(17,789)	—	(45)	5,570
Increase (decrease) in net assets derived from
principal transactions	(17,789)	—	(45)	5,570
Total increase (decrease) in net assets	(12,669)	—	(24)	6,004
Net assets at December 31, 2017	83,700	2	73	16,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(257)	—	—	501
Total realized gain (loss) on investments
and capital gains distributions	8,420	—	7	(78)
Net unrealized appreciation (depreciation)
of investments	(19,895)	—	(7)	(335)
Net increase (decrease) in net assets resulting from
operations	(11,732)	—	—	88
Changes from principal transactions:
Total unit transactions	(10,271)	—	4	3,660
Increase (decrease) in net assets derived from
principal transactions	(10,271)	—	4	3,660
Total increase (decrease) in net assets	(22,003)	—	4	3,748
Net assets at December 31, 2018	$61,697	$2	$77	$20,298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Net assets at January 1, 2017	$17,807	$50	$294	$640

Increase (decrease) in net assets
Operations:
Net investment income (loss)	193	(1)	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	(49)	10	16	90
Net unrealized appreciation (depreciation)
of investments	253	8	81	6
Net increase (decrease) in net assets resulting from
operations	397	17	101	90
Changes from principal transactions:
Total unit transactions	2,938	40	226	(415)
Increase (decrease) in net assets derived from
principal transactions	2,938	40	226	(415)
Total increase (decrease) in net assets	3,335	57	327	(325)
Net assets at December 31, 2017	21,142	107	621	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	347	(1)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	(180)	28	54	44
Net unrealized appreciation (depreciation)
of investments	(360)	(42)	(125)	(77)
Net increase (decrease) in net assets resulting from
operations	(193)	(15)	(71)	(36)
Changes from principal transactions:
Total unit transactions	109	24	97	94
Increase (decrease) in net assets derived from
principal transactions	109	24	97	94
Total increase (decrease) in net assets	(84)	9	26	58
Net assets at December 31, 2018	$21,058	$116	$647	$373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net assets at January 1, 2017	$1,355	$12,306	$1,718	$135,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(71)	(7)	(623)
Total realized gain (loss) on investments
and capital gains distributions	143	929	139	14,738
Net unrealized appreciation (depreciation)
of investments	158	1,266	314	25,225
Net increase (decrease) in net assets resulting from
operations	320	2,124	446	39,340
Changes from principal transactions:
Total unit transactions	774	(509)	(154)	14,369
Increase (decrease) in net assets derived from
principal transactions	774	(509)	(154)	14,369
Total increase (decrease) in net assets	1,094	1,615	292	53,709
Net assets at December 31, 2017	2,449	13,921	2,010	189,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(99)	1	242
Total realized gain (loss) on investments
and capital gains distributions	264	1,146	185	20,344
Net unrealized appreciation (depreciation)
of investments	(469)	(1,948)	(309)	(33,459)
Net increase (decrease) in net assets resulting from
operations	(185)	(901)	(123)	(12,873)
Changes from principal transactions:
Total unit transactions	398	(789)	(175)	1,228
Increase (decrease) in net assets derived from
principal transactions	398	(789)	(175)	1,228
Total increase (decrease) in net assets	213	(1,690)	(298)	(11,645)
Net assets at December 31, 2018	$2,662	$12,231	$1,712	$177,548

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net assets at January 1, 2017	$324	$1,841	$64	$197,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	29	(1)	(1,647)
Total realized gain (loss) on investments
and capital gains distributions	13	87	7	10,940
Net unrealized appreciation (depreciation)
of investments	145	224	9	57,411
Net increase (decrease) in net assets resulting from
operations	164	340	15	66,704
Changes from principal transactions:
Total unit transactions	550	(56)	(5)	4,801
Increase (decrease) in net assets derived from
principal transactions	550	(56)	(5)	4,801
Total increase (decrease) in net assets	714	284	10	71,505
Net assets at December 31, 2017	1,038	2,125	74	268,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	25	(1)	(2,000)
Total realized gain (loss) on investments
and capital gains distributions	56	65	7	15,699
Net unrealized appreciation (depreciation)
of investments	(216)	(266)	(11)	(47,021)
Net increase (decrease) in net assets resulting from
operations	(153)	(176)	(5)	(33,322)
Changes from principal transactions:
Total unit transactions	210	(183)	(3)	(18,413)
Increase (decrease) in net assets derived from
principal transactions	210	(183)	(3)	(18,413)
Total increase (decrease) in net assets	57	(359)	(8)	(51,735)
Net assets at December 31, 2018	$1,095	$1,766	$66	$216,966

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y
Net assets at January 1, 2017	$35,494	$38	$163	$255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	1	5	—
Total realized gain (loss) on investments
and capital gains distributions	450	(1)	(2)	2
Net unrealized appreciation (depreciation)
of investments	12,147	6	11	76
Net increase (decrease) in net assets resulting from
operations	12,690	6	14	78
Changes from principal transactions:
Total unit transactions	3,156	8	(17)	141
Increase (decrease) in net assets derived from
principal transactions	3,156	8	(17)	141
Total increase (decrease) in net assets	15,846	14	(3)	219
Net assets at December 31, 2017	51,340	52	160	474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	—	6	1
Total realized gain (loss) on investments
and capital gains distributions	1,526	—	(4)	8
Net unrealized appreciation (depreciation)
of investments	(7,933)	(6)	(13)	(125)
Net increase (decrease) in net assets resulting from
operations	(6,364)	(6)	(11)	(116)
Changes from principal transactions:
Total unit transactions	(2,412)	(1)	(14)	134
Increase (decrease) in net assets derived from
principal transactions	(2,412)	(1)	(14)	134
Total increase (decrease) in net assets	(8,776)	(7)	(25)	18
Net assets at December 31, 2018	$42,564	$45	$135	$492
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA
Net assets at January 1, 2017	$365	$182	$64	$27,621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	38	47	3	1,702
Net unrealized appreciation (depreciation)
of investments	111	(1)	6	1,862
Net increase (decrease) in net assets resulting from
operations	150	49	9	3,563
Changes from principal transactions:
Total unit transactions	101	565	(7)	(1,672)
Increase (decrease) in net assets derived from
principal transactions	101	565	(7)	(1,672)
Total increase (decrease) in net assets	251	614	2	1,891
Net assets at December 31, 2017	616	796	66	29,512

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	(171)
Total realized gain (loss) on investments
and capital gains distributions	119	154	7	3,465
Net unrealized appreciation (depreciation)
of investments	(187)	(241)	(13)	(6,431)
Net increase (decrease) in net assets resulting from
operations	(70)	(87)	(6)	(3,137)
Changes from principal transactions:
Total unit transactions	(3)	201	(7)	(1,597)
Increase (decrease) in net assets derived from
principal transactions	(3)	201	(7)	(1,597)
Total increase (decrease) in net assets	(73)	114	(13)	(4,734)
Net assets at December 31, 2018	$543	$910	$53	$24,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares
Net assets at January 1, 2017	$14	$211	$90	$25,372

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	159
Total realized gain (loss) on investments
and capital gains distributions	2	1	—	2,048
Net unrealized appreciation (depreciation)
of investments	2	73	4	1,891
Net increase (decrease) in net assets resulting from
operations	4	74	5	4,098
Changes from principal transactions:
Total unit transactions	(2)	(2)	—	1,661
Increase (decrease) in net assets derived from
principal transactions	(2)	(2)	—	1,661
Total increase (decrease) in net assets	2	72	5	5,759
Net assets at December 31, 2017	16	283	95	31,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	4	101
Total realized gain (loss) on investments
and capital gains distributions	2	25	—	2,885
Net unrealized appreciation (depreciation)
of investments	(3)	(63)	(9)	(3,335)
Net increase (decrease) in net assets resulting from
operations	(1)	(38)	(5)	(349)
Changes from principal transactions:
Total unit transactions	(1)	(14)	—	1,239
Increase (decrease) in net assets derived from
principal transactions	(1)	(14)	—	1,239
Total increase (decrease) in net assets	(2)	(52)	(5)	890
Net assets at December 31, 2018	$14	$231	$90	$32,021

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Net assets at January 1, 2017	$38,128	$1,570	$98,105	$14,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(176)	96	1,378	125
Total realized gain (loss) on investments
and capital gains distributions	4,673	(19)	(3,526)	685
Net unrealized appreciation (depreciation)
of investments	(77)	(62)	4,661	1,156
Net increase (decrease) in net assets resulting from
operations	4,420	15	2,513	1,966
Changes from principal transactions:
Total unit transactions	(2,328)	(179)	(18,928)	(1,046)
Increase (decrease) in net assets derived from
principal transactions	(2,328)	(179)	(18,928)	(1,046)
Total increase (decrease) in net assets	2,092	(164)	(16,415)	920
Net assets at December 31, 2017	40,220	1,406	81,690	15,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	383	62	1,255	234
Total realized gain (loss) on investments
and capital gains distributions	702	(30)	(2,706)	608
Net unrealized appreciation (depreciation)
of investments	(2,983)	(281)	(880)	(2,044)
Net increase (decrease) in net assets resulting from
operations	(1,898)	(249)	(2,331)	(1,202)
Changes from principal transactions:
Total unit transactions	(2,411)	205	(9,279)	(2,090)
Increase (decrease) in net assets derived from
principal transactions	(2,411)	205	(9,279)	(2,090)
Total increase (decrease) in net assets	(4,309)	(44)	(11,610)	(3,292)
Net assets at December 31, 2018	$35,911	$1,362	$70,080	$11,896

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net assets at January 1, 2017	$1,175	$992	$—	$19,606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	17	—	722
Total realized gain (loss) on investments
and capital gains distributions	(35)	(10)	—	(405)
Net unrealized appreciation (depreciation)
of investments	66	25	—	886
Net increase (decrease) in net assets resulting from
operations	77	32	—	1,203
Changes from principal transactions:
Total unit transactions	(453)	(541)	—	(620)
Increase (decrease) in net assets derived from
principal transactions	(453)	(541)	—	(620)
Total increase (decrease) in net assets	(376)	(509)	—	583
Net assets at December 31, 2017	799	483	—	20,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	13	—	654
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	—	(669)
Net unrealized appreciation (depreciation)
of investments	(61)	(26)	—	(672)
Net increase (decrease) in net assets resulting from
operations	(29)	(14)	—	(687)
Changes from principal transactions:
Total unit transactions	(48)	93	—	(4,675)
Increase (decrease) in net assets derived from
principal transactions	(48)	93	—	(4,675)
Total increase (decrease) in net assets	(77)	79	—	(5,362)
Net assets at December 31, 2018	$722	$562	$—	$14,827

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Columbia Large Cap Value Fund - Class K	Royce Total Return Fund - K Class
Net assets at January 1, 2017	$79	$112	$10,001	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	37	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	23	1,058	—
Net unrealized appreciation (depreciation)
of investments	9	(10)	533	—
Net increase (decrease) in net assets resulting from
operations	9	14	1,628	—
Changes from principal transactions:
Total unit transactions	17	(121)	328	1
Increase (decrease) in net assets derived from
principal transactions	17	(121)	328	1
Total increase (decrease) in net assets	26	(107)	1,956	1
Net assets at December 31, 2017	105	5	11,957	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	85	(19)	—
Total realized gain (loss) on investments
and capital gains distributions	7	661	1,315	—
Net unrealized appreciation (depreciation)
of investments	(8)	(2,057)	(1,179)	(1)
Net increase (decrease) in net assets resulting from
operations	1	(1,311)	117	(1)
Changes from principal transactions:
Total unit transactions	22	9,637	(12,074)	1
Increase (decrease) in net assets derived from
principal transactions	22	9,637	(12,074)	1
Total increase (decrease) in net assets	23	8,326	(11,957)	—
Net assets at December 31, 2018	$128	$8,331	$—	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2017	$4,066	$15,154	$12,935	$1,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(194)	56	—
Total realized gain (loss) on investments
and capital gains distributions	359	1,406	2,166	139
Net unrealized appreciation (depreciation)
of investments	287	3,104	3,551	(21)
Net increase (decrease) in net assets resulting from
operations	651	4,316	5,773	118
Changes from principal transactions:
Total unit transactions	(40)	3,651	6,375	(233)
Increase (decrease) in net assets derived from
principal transactions	(40)	3,651	6,375	(233)
Total increase (decrease) in net assets	611	7,967	12,148	(115)
Net assets at December 31, 2017	4,677	23,121	25,083	1,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(229)	79	(1)
Total realized gain (loss) on investments
and capital gains distributions	544	1,885	2,841	110
Net unrealized appreciation (depreciation)
of investments	(896)	(4,049)	(2,137)	(205)
Net increase (decrease) in net assets resulting from
operations	(337)	(2,393)	783	(96)
Changes from principal transactions:
Total unit transactions	554	(346)	4,309	(229)
Increase (decrease) in net assets derived from
principal transactions	554	(346)	4,309	(229)
Total increase (decrease) in net assets	217	(2,739)	5,092	(325)
Net assets at December 31, 2018	$4,894	$20,382	$30,175	$788

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2017	$301	$5,929	$510	$27,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	94	3	860
Total realized gain (loss) on investments
and capital gains distributions	25	(41)	(7)	(247)
Net unrealized appreciation (depreciation)
of investments	29	61	83	(29)
Net increase (decrease) in net assets resulting from
operations	55	114	79	584
Changes from principal transactions:
Total unit transactions	62	(37)	(94)	24
Increase (decrease) in net assets derived from
principal transactions	62	(37)	(94)	24
Total increase (decrease) in net assets	117	77	(15)	608
Net assets at December 31, 2017	418	6,006	495	27,852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	139	8	1,586
Total realized gain (loss) on investments
and capital gains distributions	37	(83)	3	(786)
Net unrealized appreciation (depreciation)
of investments	(84)	(87)	(89)	(546)
Net increase (decrease) in net assets resulting from
operations	(46)	(31)	(78)	254
Changes from principal transactions:
Total unit transactions	27	208	6	(3,605)
Increase (decrease) in net assets derived from
principal transactions	27	208	6	(3,605)
Total increase (decrease) in net assets	(19)	177	(72)	(3,351)
Net assets at December 31, 2018	$399	$6,183	$423	$24,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class
Net assets at January 1, 2017	$129,353	$32	$3	$6,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,019	—	—	168
Total realized gain (loss) on investments
and capital gains distributions	(1,400)	7	—	738
Net unrealized appreciation (depreciation)
of investments	244	3	—	237
Net increase (decrease) in net assets resulting from
operations	1,863	10	—	1,143
Changes from principal transactions:
Total unit transactions	(4,190)	36	—	2,977
Increase (decrease) in net assets derived from
principal transactions	(4,190)	36	—	2,977
Total increase (decrease) in net assets	(2,327)	46	—	4,120
Net assets at December 31, 2017	127,026	78	3	10,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,487	—	—	232
Total realized gain (loss) on investments
and capital gains distributions	(2,529)	2	—	1,483
Net unrealized appreciation (depreciation)
of investments	(3,571)	(15)	(1)	(2,460)
Net increase (decrease) in net assets resulting from
operations	387	(13)	(1)	(745)
Changes from principal transactions:
Total unit transactions	(9,081)	(23)	—	2,390
Increase (decrease) in net assets derived from
principal transactions	(9,081)	(23)	—	2,390
Total increase (decrease) in net assets	(8,694)	(36)	(1)	1,645
Net assets at December 31, 2018	$118,332	$42	$2	$12,022

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Investor Shares	Diversified Value Portfolio
Net assets at January 1, 2017	$14,039	$—	$—	$103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(146)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	1,046	—	—	10
Net unrealized appreciation (depreciation)
of investments	160	—	—	1
Net increase (decrease) in net assets resulting from
operations	1,060	—	—	13
Changes from principal transactions:
Total unit transactions	(1,778)	—	—	4
Increase (decrease) in net assets derived from
principal transactions	(1,778)	—	—	4
Total increase (decrease) in net assets	(718)	—	—	17
Net assets at December 31, 2017	13,321	—	—	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	(1,637)	—	—	6
Net unrealized appreciation (depreciation)
of investments	213	—	—	(20)
Net increase (decrease) in net assets resulting from
operations	(1,553)	—	—	(12)
Changes from principal transactions:
Total unit transactions	1,507	—	—	4
Increase (decrease) in net assets derived from
principal transactions	1,507	—	—	4
Total increase (decrease) in net assets	(46)	—	—	(8)
Net assets at December 31, 2018	$13,275	$—	$—	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Net assets at January 1, 2017	$199	$33	$115	$1,674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(2)	(13)
Total realized gain (loss) on investments
and capital gains distributions	16	2	27	97
Net unrealized appreciation (depreciation)
of investments	11	6	3	280
Net increase (decrease) in net assets resulting from
operations	30	8	28	364
Changes from principal transactions:
Total unit transactions	(41)	5	189	1,487
Increase (decrease) in net assets derived from
principal transactions	(41)	5	189	1,487
Total increase (decrease) in net assets	(11)	13	217	1,851
Net assets at December 31, 2017	188	46	332	3,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	(1)	(9)
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401
Net unrealized appreciation (depreciation)
of investments	(28)	(10)	(151)	(948)
Net increase (decrease) in net assets resulting from
operations	(13)	(6)	(95)	(556)
Changes from principal transactions:
Total unit transactions	(6)	7	198	1,330
Increase (decrease) in net assets derived from
principal transactions	(6)	7	198	1,330
Total increase (decrease) in net assets	(19)	1	103	774
Net assets at December 31, 2018	$169	$47	$435	$4,299

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large-Cap Growth Fund - Class A	Voya Large Cap Value Fund - Class A
Net assets at January 1, 2017	$38	$250,957	$158	$60

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,760	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	3	4,327	14	12
Net unrealized appreciation (depreciation)
of investments	2	23,883	36	—
Net increase (decrease) in net assets resulting from
operations	5	31,970	48	13
Changes from principal transactions:
Total unit transactions	10	(30,163)	30	58
Increase (decrease) in net assets derived from
principal transactions	10	(30,163)	30	58
Total increase (decrease) in net assets	15	1,807	78	71
Net assets at December 31, 2017	53	252,764	236	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,739	—	—
Total realized gain (loss) on investments
and capital gains distributions	8	23,352	44	9
Net unrealized appreciation (depreciation)
of investments	(9)	(44,041)	(40)	(16)
Net increase (decrease) in net assets resulting from
operations	(1)	(17,950)	4	(7)
Changes from principal transactions:
Total unit transactions	(44)	(26,130)	(240)	(64)
Increase (decrease) in net assets derived from
principal transactions	(44)	(26,130)	(240)	(64)
Total increase (decrease) in net assets	(45)	(44,080)	(236)	(71)
Net assets at December 31, 2018	$8	$208,684	$—	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Net assets at January 1, 2017	$841	$149	$3,178	$743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	11	48	18
Total realized gain (loss) on investments
and capital gains distributions	136	—	(56)	—
Net unrealized appreciation (depreciation)
of investments	(121)	(5)	31	12
Net increase (decrease) in net assets resulting from
operations	33	6	23	30
Changes from principal transactions:
Total unit transactions	(119)	620	(220)	42
Increase (decrease) in net assets derived from
principal transactions	(119)	620	(220)	42
Total increase (decrease) in net assets	(86)	626	(197)	72
Net assets at December 31, 2017	755	775	2,981	815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	52	41	20
Total realized gain (loss) on investments
and capital gains distributions	121	(5)	(58)	(3)
Net unrealized appreciation (depreciation)
of investments	(204)	(102)	11	(25)
Net increase (decrease) in net assets resulting from
operations	(67)	(55)	(6)	(8)
Changes from principal transactions:
Total unit transactions	(10)	1,598	(436)	29
Increase (decrease) in net assets derived from
principal transactions	(10)	1,598	(436)	29
Total increase (decrease) in net assets	(77)	1,543	(442)	21
Net assets at December 31, 2018	$678	$2,318	$2,539	$836

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2017	$463,454	$2,631	$5,274	$39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,353	74	35	3
Total realized gain (loss) on investments
and capital gains distributions	5,011	(3)	274	—
Net unrealized appreciation (depreciation)
of investments	2,122	44	161	—
Net increase (decrease) in net assets resulting from
operations	18,486	115	470	3
Changes from principal transactions:
Total unit transactions	(25,955)	(119)	(3,356)	(3)
Increase (decrease) in net assets derived from
principal transactions	(25,955)	(119)	(3,356)	(3)
Total increase (decrease) in net assets	(7,469)	(4)	(2,886)	—
Net assets at December 31, 2017	455,985	2,627	2,388	39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,843	73	43	2
Total realized gain (loss) on investments
and capital gains distributions	1,784	(25)	72	(1)
Net unrealized appreciation (depreciation)
of investments	(20,378)	(82)	(303)	(3)
Net increase (decrease) in net assets resulting from
operations	(6,751)	(34)	(188)	(2)
Changes from principal transactions:
Total unit transactions	(44,780)	(490)	(256)	4
Increase (decrease) in net assets derived from
principal transactions	(44,780)	(490)	(256)	4
Total increase (decrease) in net assets	(51,531)	(524)	(444)	2
Net assets at December 31, 2018	$404,454	$2,103	$1,944	$41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2017	$31,164	$21,510	$121	$430,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,315	1,276	—	(1,209)
Total realized gain (loss) on investments
and capital gains distributions	(318)	(274)	13	44,854
Net unrealized appreciation (depreciation)
of investments	4	110	20	76,907
Net increase (decrease) in net assets resulting from
operations	2,001	1,112	33	120,552
Changes from principal transactions:
Total unit transactions	6,242	(864)	(11)	(15,088)
Increase (decrease) in net assets derived from
principal transactions	6,242	(864)	(11)	(15,088)
Total increase (decrease) in net assets	8,243	248	22	105,464
Net assets at December 31, 2017	39,407	21,758	143	535,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,005	990	—	(1,336)
Total realized gain (loss) on investments
and capital gains distributions	(617)	(325)	20	89,433
Net unrealized appreciation (depreciation)
of investments	(2,709)	(1,539)	(18)	(97,421)
Net increase (decrease) in net assets resulting from
operations	(1,321)	(874)	2	(9,324)
Changes from principal transactions:
Total unit transactions	(2,768)	(1,003)	(67)	(42,826)
Increase (decrease) in net assets derived from
principal transactions	(2,768)	(1,003)	(67)	(42,826)
Total increase (decrease) in net assets	(4,089)	(1,877)	(65)	(52,150)
Net assets at December 31, 2018	$35,318	$19,881	$78	$483,586
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class
Net assets at January 1, 2017	$6,892	$21	$328,460	$1,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	4,912	27
Total realized gain (loss) on investments
and capital gains distributions	662	—	13,360	8
Net unrealized appreciation (depreciation)
of investments	1,601	2	20,678	162
Net increase (decrease) in net assets resulting from
operations	2,265	2	38,950	197
Changes from principal transactions:
Total unit transactions	2,645	(2)	(31,558)	(173)
Increase (decrease) in net assets derived from
principal transactions	2,645	(2)	(31,558)	(173)
Total increase (decrease) in net assets	4,910	—	7,392	24
Net assets at December 31, 2017	11,802	21	335,852	1,692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	3,046	16
Total realized gain (loss) on investments
and capital gains distributions	1,948	3	49,749	163
Net unrealized appreciation (depreciation)
of investments	(2,247)	(4)	(78,500)	(299)
Net increase (decrease) in net assets resulting from
operations	(293)	(1)	(25,705)	(120)
Changes from principal transactions:
Total unit transactions	1,185	(5)	(42,287)	(331)
Increase (decrease) in net assets derived from
principal transactions	1,185	(5)	(42,287)	(331)
Total increase (decrease) in net assets	892	(6)	(67,992)	(451)
Net assets at December 31, 2018	$12,694	$15	$267,860	$1,241

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2017	$10	$13,095	$387	$20,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	(1)	345
Total realized gain (loss) on investments
and capital gains distributions	—	1,587	49	1,312
Net unrealized appreciation (depreciation)
of investments	—	847	28	3,094
Net increase (decrease) in net assets resulting from
operations	—	2,450	76	4,751
Changes from principal transactions:
Total unit transactions	1	(2,439)	(29)	4,501
Increase (decrease) in net assets derived from
principal transactions	1	(2,439)	(29)	4,501
Total increase (decrease) in net assets	1	11	47	9,252
Net assets at December 31, 2017	11	13,106	434	29,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	234	7	369
Total realized gain (loss) on investments
and capital gains distributions	—	1,961	87	2,006
Net unrealized appreciation (depreciation)
of investments	—	(1,518)	(72)	(3,913)
Net increase (decrease) in net assets resulting from
operations	—	677	22	(1,538)
Changes from principal transactions:
Total unit transactions	4	(13,783)	(456)	388
Increase (decrease) in net assets derived from
principal transactions	4	(13,783)	(456)	388
Total increase (decrease) in net assets	4	(13,106)	(434)	(1,150)
Net assets at December 31, 2018	$15	$—	$—	$28,279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net assets at January 1, 2017	$48	$38	$84,613	$90

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	2,406	2
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	3,517	8
Net unrealized appreciation (depreciation)
of investments	3	3	1,779	(6)
Net increase (decrease) in net assets resulting from
operations	1	3	7,702	4
Changes from principal transactions:
Total unit transactions	(17)	(35)	(10,898)	(52)
Increase (decrease) in net assets derived from
principal transactions	(17)	(35)	(10,898)	(52)
Total increase (decrease) in net assets	(16)	(32)	(3,196)	(48)
Net assets at December 31, 2017	32	6	81,417	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3,309	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	2,312	4
Net unrealized appreciation (depreciation)
of investments	(1)	—	(12,593)	(8)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(6,972)	(3)
Changes from principal transactions:
Total unit transactions	(11)	(6)	(10,102)	(4)
Increase (decrease) in net assets derived from
principal transactions	(11)	(6)	(10,102)	(4)
Total increase (decrease) in net assets	(12)	(6)	(17,074)	(7)
Net assets at December 31, 2018	$20	$—	$64,343	$35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2017	$2,120	$61,308	$26,466	$28,398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	678	539	349
Total realized gain (loss) on investments
and capital gains distributions	177	5,102	1,303	2,370
Net unrealized appreciation (depreciation)
of investments	(119)	(3,432)	2,001	1,100
Net increase (decrease) in net assets resulting from
operations	85	2,348	3,843	3,819
Changes from principal transactions:
Total unit transactions	(385)	(10,464)	2,595	1,057
Increase (decrease) in net assets derived from
principal transactions	(385)	(10,464)	2,595	1,057
Total increase (decrease) in net assets	(300)	(8,116)	6,438	4,876
Net assets at December 31, 2017	1,820	53,192	32,904	33,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	778	383	146
Total realized gain (loss) on investments
and capital gains distributions	250	8,168	2,695	3,731
Net unrealized appreciation (depreciation)
of investments	(422)	(12,959)	(7,467)	(8,262)
Net increase (decrease) in net assets resulting from
operations	(140)	(4,013)	(4,389)	(4,385)
Changes from principal transactions:
Total unit transactions	(261)	(11,436)	(1,187)	(2,816)
Increase (decrease) in net assets derived from
principal transactions	(261)	(11,436)	(1,187)	(2,816)
Total increase (decrease) in net assets	(401)	(15,449)	(5,576)	(7,201)
Net assets at December 31, 2018	$1,419	$37,743	$27,328	$26,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2017	$266	$19,344	$17,732	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(95)	(127)	—
Total realized gain (loss) on investments
and capital gains distributions	2	(1,871)	(345)	2
Net unrealized appreciation (depreciation)
of investments	92	7,958	8,181	3
Net increase (decrease) in net assets resulting from
operations	94	5,992	7,709	5
Changes from principal transactions:
Total unit transactions	(158)	(9,258)	3,115	13
Increase (decrease) in net assets derived from
principal transactions	(158)	(9,258)	3,115	13
Total increase (decrease) in net assets	(64)	(3,266)	10,824	18
Net assets at December 31, 2017	202	16,078	28,556	46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(115)	—
Total realized gain (loss) on investments
and capital gains distributions	2	161	115	8
Net unrealized appreciation (depreciation)
of investments	(35)	(2,799)	(5,020)	(11)
Net increase (decrease) in net assets resulting from
operations	(33)	(2,683)	(5,020)	(3)
Changes from principal transactions:
Total unit transactions	(18)	(2,040)	(3,147)	(19)
Increase (decrease) in net assets derived from
principal transactions	(18)	(2,040)	(3,147)	(19)
Total increase (decrease) in net assets	(51)	(4,723)	(8,167)	(22)
Net assets at December 31, 2018	$151	$11,355	$20,389	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2017	$38,416	$27,747	$52	$450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	(152)	1	3
Total realized gain (loss) on investments
and capital gains distributions	2,945	2,166	5	23
Net unrealized appreciation (depreciation)
of investments	2,947	2,142	8	37
Net increase (decrease) in net assets resulting from
operations	5,997	4,156	14	63
Changes from principal transactions:
Total unit transactions	844	2,070	(27)	(34)
Increase (decrease) in net assets derived from
principal transactions	844	2,070	(27)	(34)
Total increase (decrease) in net assets	6,841	6,226	(13)	29
Net assets at December 31, 2017	45,257	33,973	39	479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(228)	—	4
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28
Net unrealized appreciation (depreciation)
of investments	(11,443)	(8,700)	(2)	(27)
Net increase (decrease) in net assets resulting from
operations	(5,238)	(4,125)	1	5
Changes from principal transactions:
Total unit transactions	1,696	649	(40)	(186)
Increase (decrease) in net assets derived from
principal transactions	1,696	649	(40)	(186)
Total increase (decrease) in net assets	(3,542)	(3,476)	(39)	(181)
Net assets at December 31, 2018	$41,715	$30,497	$—	$298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2017	$266,487	$710,826	$1,281	$101,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,152	2,390	16	1,323
Total realized gain (loss) on investments
and capital gains distributions	15,766	54,550	156	12,299
Net unrealized appreciation (depreciation)
of investments	21,542	43,710	11	1,204
Net increase (decrease) in net assets resulting from
operations	40,460	100,650	183	14,826
Changes from principal transactions:
Total unit transactions	9,445	16,157	(339)	(9,779)
Increase (decrease) in net assets derived from
principal transactions	9,445	16,157	(339)	(9,779)
Total increase (decrease) in net assets	49,905	116,807	(156)	5,047
Net assets at December 31, 2017	316,392	827,633	1,125	106,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,645	10,055	13	1,337
Total realized gain (loss) on investments
and capital gains distributions	25,957	77,286	136	17,667
Net unrealized appreciation (depreciation)
of investments	(32,110)	(90,426)	(237)	(29,042)
Net increase (decrease) in net assets resulting from
operations	492	(3,085)	(88)	(10,038)
Changes from principal transactions:
Total unit transactions	9,685	(18,329)	(234)	(6,775)
Increase (decrease) in net assets derived from
principal transactions	9,685	(18,329)	(234)	(6,775)
Total increase (decrease) in net assets	10,177	(21,414)	(322)	(16,813)
Net assets at December 31, 2018	$326,569	$806,219	$803	$90,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2017	$89	$6,961	$713	$4,876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	12	8	32
Total realized gain (loss) on investments
and capital gains distributions	5	387	(48)	(266)
Net unrealized appreciation (depreciation)
of investments	17	1,457	163	1,102
Net increase (decrease) in net assets resulting from
operations	23	1,856	123	868
Changes from principal transactions:
Total unit transactions	(14)	153	(132)	(54)
Increase (decrease) in net assets derived from
principal transactions	(14)	153	(132)	(54)
Total increase (decrease) in net assets	9	2,009	(9)	814
Net assets at December 31, 2017	98	8,970	704	5,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	61	14	86
Total realized gain (loss) on investments
and capital gains distributions	1	476	(6)	(376)
Net unrealized appreciation (depreciation)
of investments	(17)	(1,815)	(100)	(502)
Net increase (decrease) in net assets resulting from
operations	(15)	(1,278)	(92)	(792)
Changes from principal transactions:
Total unit transactions	8	(735)	(92)	(848)
Increase (decrease) in net assets derived from
principal transactions	8	(735)	(92)	(848)
Total increase (decrease) in net assets	(7)	(2,013)	(184)	(1,640)
Net assets at December 31, 2018	$91	$6,957	$520	$4,050

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Net assets at January 1, 2017	$228,794	$162	$294	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(206)	2	1	13
Total realized gain (loss) on investments
and capital gains distributions	48	11	22	38
Net unrealized appreciation (depreciation)
of investments	—	(5)	75	86
Net increase (decrease) in net assets resulting from
operations	(158)	8	98	137
Changes from principal transactions:
Total unit transactions	(9,484)	(116)	(4)	1,378
Increase (decrease) in net assets derived from
principal transactions	(9,484)	(116)	(4)	1,378
Total increase (decrease) in net assets	(9,642)	(108)	94	1,515
Net assets at December 31, 2017	219,152	54	388	1,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,913	2	2	5
Total realized gain (loss) on investments
and capital gains distributions	37	6	57	164
Net unrealized appreciation (depreciation)
of investments	—	(13)	(134)	(610)
Net increase (decrease) in net assets resulting from
operations	1,950	(5)	(75)	(441)
Changes from principal transactions:
Total unit transactions	16,473	2	(53)	300
Increase (decrease) in net assets derived from
principal transactions	16,473	2	(53)	300
Total increase (decrease) in net assets	18,423	(3)	(128)	(141)
Net assets at December 31, 2018	$237,575	$51	$260	$1,402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2017	$285	$76,457	$704	$8,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1,264	11	78
Total realized gain (loss) on investments
and capital gains distributions	(4)	(794)	(13)	59
Net unrealized appreciation (depreciation)
of investments	24	5,879	53	1,118
Net increase (decrease) in net assets resulting from
operations	25	6,349	51	1,255
Changes from principal transactions:
Total unit transactions	(43)	(6,028)	(196)	1,691
Increase (decrease) in net assets derived from
principal transactions	(43)	(6,028)	(196)	1,691
Total increase (decrease) in net assets	(18)	321	(145)	2,946
Net assets at December 31, 2017	267	76,778	559	10,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	2,107	11	86
Total realized gain (loss) on investments
and capital gains distributions	—	(1,255)	9	51
Net unrealized appreciation (depreciation)
of investments	(16)	(3,076)	(31)	(778)
Net increase (decrease) in net assets resulting from
operations	(8)	(2,224)	(11)	(641)
Changes from principal transactions:
Total unit transactions	16	(4,080)	(192)	737
Increase (decrease) in net assets derived from
principal transactions	16	(4,080)	(192)	737
Total increase (decrease) in net assets	8	(6,304)	(203)	96
Net assets at December 31, 2018	$275	$70,474	$356	$11,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net assets at January 1, 2017	$2,415	$4,345	$9,330	$3,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	34	74	35
Total realized gain (loss) on investments
and capital gains distributions	24	120	145	95
Net unrealized appreciation (depreciation)
of investments	383	403	1,589	652
Net increase (decrease) in net assets resulting from
operations	432	557	1,808	782
Changes from principal transactions:
Total unit transactions	1,471	(566)	1,587	1,303
Increase (decrease) in net assets derived from
principal transactions	1,471	(566)	1,587	1,303
Total increase (decrease) in net assets	1,903	(9)	3,395	2,085
Net assets at December 31, 2017	4,318	4,336	12,725	5,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	15	72	30
Total realized gain (loss) on investments
and capital gains distributions	98	(9)	246	125
Net unrealized appreciation (depreciation)
of investments	(409)	(171)	(1,574)	(657)
Net increase (decrease) in net assets resulting from
operations	(281)	(165)	(1,256)	(502)
Changes from principal transactions:
Total unit transactions	281	(1,644)	3,434	819
Increase (decrease) in net assets derived from
principal transactions	281	(1,644)	3,434	819
Total increase (decrease) in net assets	—	(1,809)	2,178	317
Net assets at December 31, 2018	$4,318	$2,527	$14,903	$6,123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2017	$2,640	$9,650	$1,755	$2,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	62	14	16
Total realized gain (loss) on investments
and capital gains distributions	(8)	240	65	38
Net unrealized appreciation (depreciation)
of investments	386	1,769	359	396
Net increase (decrease) in net assets resulting from
operations	394	2,071	438	450
Changes from principal transactions:
Total unit transactions	(661)	2,296	961	(336)
Increase (decrease) in net assets derived from
principal transactions	(661)	2,296	961	(336)
Total increase (decrease) in net assets	(267)	4,367	1,399	114
Net assets at December 31, 2017	2,373	14,017	3,154	2,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	47	13	7
Total realized gain (loss) on investments
and capital gains distributions	59	207	94	86
Net unrealized appreciation (depreciation)
of investments	(196)	(1,580)	(477)	(280)
Net increase (decrease) in net assets resulting from
operations	(131)	(1,326)	(370)	(187)
Changes from principal transactions:
Total unit transactions	(728)	1,300	869	(740)
Increase (decrease) in net assets derived from
principal transactions	(728)	1,300	869	(740)
Total increase (decrease) in net assets	(859)	(26)	499	(927)
Net assets at December 31, 2018	$1,514	$13,991	$3,653	$1,856

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2017	$2,292	$1,009	$831	$3,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	8	42
Total realized gain (loss) on investments
and capital gains distributions	63	26	21	31
Net unrealized appreciation (depreciation)
of investments	491	214	169	249
Net increase (decrease) in net assets resulting from
operations	569	244	198	322
Changes from principal transactions:
Total unit transactions	1,208	785	267	553
Increase (decrease) in net assets derived from
principal transactions	1,208	785	267	553
Total increase (decrease) in net assets	1,777	1,029	465	875
Net assets at December 31, 2017	4,069	2,038	1,296	4,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	2	4	41
Total realized gain (loss) on investments
and capital gains distributions	181	73	54	137
Net unrealized appreciation (depreciation)
of investments	(696)	(309)	(175)	(333)
Net increase (decrease) in net assets resulting from
operations	(500)	(234)	(117)	(155)
Changes from principal transactions:
Total unit transactions	1,634	431	(27)	(646)
Increase (decrease) in net assets derived from
principal transactions	1,634	431	(27)	(646)
Total increase (decrease) in net assets	1,134	197	(144)	(801)
Net assets at December 31, 2018	$5,203	$2,235	$1,152	$3,732

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2017	$895	$1,145	$437	$2,609

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	11	6	114
Total realized gain (loss) on investments
and capital gains distributions	7	11	13	42
Net unrealized appreciation (depreciation)
of investments	57	68	44	658
Net increase (decrease) in net assets resulting from
operations	75	90	63	814
Changes from principal transactions:
Total unit transactions	20	10	1	5,294
Increase (decrease) in net assets derived from
principal transactions	20	10	1	5,294
Total increase (decrease) in net assets	95	100	64	6,108
Net assets at December 31, 2017	990	1,245	501	8,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	8	7	129
Total realized gain (loss) on investments
and capital gains distributions	26	39	18	342
Net unrealized appreciation (depreciation)
of investments	(78)	(92)	(55)	(1,034)
Net increase (decrease) in net assets resulting from
operations	(37)	(45)	(30)	(563)
Changes from principal transactions:
Total unit transactions	(5)	(220)	(14)	412
Increase (decrease) in net assets derived from
principal transactions	(5)	(220)	(14)	412
Total increase (decrease) in net assets	(42)	(265)	(44)	(151)
Net assets at December 31, 2018	$948	$980	$457	$8,566
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net assets at January 1, 2017	$135,518	$11,067	$386	$3,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,451	108	5	72
Total realized gain (loss) on investments
and capital gains distributions	6,184	(216)	11	77
Net unrealized appreciation (depreciation)
of investments	10,895	1,533	57	735
Net increase (decrease) in net assets resulting from
operations	18,530	1,425	73	884
Changes from principal transactions:
Total unit transactions	(8,231)	(3,828)	1	2,899
Increase (decrease) in net assets derived from
principal transactions	(8,231)	(3,828)	1	2,899
Total increase (decrease) in net assets	10,299	(2,403)	74	3,783
Net assets at December 31, 2017	145,817	8,664	460	6,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,512	86	5	95
Total realized gain (loss) on investments
and capital gains distributions	5,551	132	21	239
Net unrealized appreciation (depreciation)
of investments	(15,931)	(759)	(66)	(1,062)
Net increase (decrease) in net assets resulting from
operations	(8,868)	(541)	(40)	(728)
Changes from principal transactions:
Total unit transactions	(12,875)	(269)	(19)	1,536
Increase (decrease) in net assets derived from
principal transactions	(12,875)	(269)	(19)	1,536
Total increase (decrease) in net assets	(21,743)	(810)	(59)	808
Net assets at December 31, 2018	$124,074	$7,854	$401	$7,686

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2017	$136,495	$13,278	$33	$2,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,021	97	—	39
Total realized gain (loss) on investments
and capital gains distributions	5,829	516	(1)	169
Net unrealized appreciation (depreciation)
of investments	17,394	1,643	7	622
Net increase (decrease) in net assets resulting from
operations	24,244	2,256	6	830
Changes from principal transactions:
Total unit transactions	(4,122)	(3,195)	(10)	3,152
Increase (decrease) in net assets derived from
principal transactions	(4,122)	(3,195)	(10)	3,152
Total increase (decrease) in net assets	20,122	(939)	(4)	3,982
Net assets at December 31, 2017	156,617	12,339	29	6,333

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,291	117	—	67
Total realized gain (loss) on investments
and capital gains distributions	7,987	342	1	482
Net unrealized appreciation (depreciation)
of investments	(22,808)	(1,547)	(4)	(1,269)
Net increase (decrease) in net assets resulting from
operations	(13,530)	(1,088)	(3)	(720)
Changes from principal transactions:
Total unit transactions	(8,979)	(87)	(11)	583
Increase (decrease) in net assets derived from
principal transactions	(8,979)	(87)	(11)	583
Total increase (decrease) in net assets	(22,509)	(1,175)	(14)	(137)
Net assets at December 31, 2018	$134,108	$11,164	$15	$6,196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2017	$102,771	$7,798	$1,073	$18,451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301	26	9	34
Total realized gain (loss) on investments
and capital gains distributions	4,537	(272)	91	351
Net unrealized appreciation (depreciation)
of investments	15,519	1,724	194	3,644
Net increase (decrease) in net assets resulting from
operations	20,357	1,478	294	4,029
Changes from principal transactions:
Total unit transactions	(983)	(3,544)	672	2,884
Increase (decrease) in net assets derived from
principal transactions	(983)	(3,544)	672	2,884
Total increase (decrease) in net assets	19,374	(2,066)	966	6,913
Net assets at December 31, 2017	122,145	5,732	2,039	25,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	578	31	18	79
Total realized gain (loss) on investments
and capital gains distributions	7,377	270	138	860
Net unrealized appreciation (depreciation)
of investments	(19,754)	(939)	(430)	(3,751)
Net increase (decrease) in net assets resulting from
operations	(11,799)	(638)	(274)	(2,812)
Changes from principal transactions:
Total unit transactions	(15,398)	85	515	(124)
Increase (decrease) in net assets derived from
principal transactions	(15,398)	85	515	(124)
Total increase (decrease) in net assets	(27,197)	(553)	241	(2,936)
Net assets at December 31, 2018	$94,948	$5,179	$2,280	$22,428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2017	$1,438	$4,837	$1,009	$6,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	26	15	176
Total realized gain (loss) on investments
and capital gains distributions	52	56	15	20
Net unrealized appreciation (depreciation)
of investments	253	620	49	485
Net increase (decrease) in net assets resulting from
operations	307	702	79	681
Changes from principal transactions:
Total unit transactions	(316)	875	(252)	1,467
Increase (decrease) in net assets derived from
principal transactions	(316)	875	(252)	1,467
Total increase (decrease) in net assets	(9)	1,577	(173)	2,148
Net assets at December 31, 2017	1,429	6,414	836	8,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	41	15	191
Total realized gain (loss) on investments
and capital gains distributions	88	61	22	268
Net unrealized appreciation (depreciation)
of investments	(289)	(547)	(66)	(732)
Net increase (decrease) in net assets resulting from
operations	(195)	(445)	(29)	(273)
Changes from principal transactions:
Total unit transactions	347	(920)	(22)	(573)
Increase (decrease) in net assets derived from
principal transactions	347	(920)	(22)	(573)
Total increase (decrease) in net assets	152	(1,365)	(51)	(846)
Net assets at December 31, 2018	$1,581	$5,049	$785	$7,904

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2017	$63,458	$5,591	$6,427	$75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	812	67	86	1
Total realized gain (loss) on investments
and capital gains distributions	759	95	(119)	3
Net unrealized appreciation (depreciation)
of investments	3,206	266	634	4
Net increase (decrease) in net assets resulting from
operations	4,777	428	601	8
Changes from principal transactions:
Total unit transactions	(12,498)	(1,283)	368	(10)
Increase (decrease) in net assets derived from
principal transactions	(12,498)	(1,283)	368	(10)
Total increase (decrease) in net assets	(7,721)	(855)	969	(2)
Net assets at December 31, 2017	55,737	4,736	7,396	73

Increase (decrease) in net assets
Operations:
Net investment income (loss)	755	59	68	1
Total realized gain (loss) on investments
and capital gains distributions	1,796	160	19	6
Net unrealized appreciation (depreciation)
of investments	(4,378)	(375)	(423)	(14)
Net increase (decrease) in net assets resulting from
operations	(1,827)	(156)	(336)	(7)
Changes from principal transactions:
Total unit transactions	(10,522)	(889)	(901)	(27)
Increase (decrease) in net assets derived from
principal transactions	(10,522)	(889)	(901)	(27)
Total increase (decrease) in net assets	(12,349)	(1,045)	(1,237)	(34)
Net assets at December 31, 2018	$43,388	$3,691	$6,159	$39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2017	$32,821	$68,126	$315	$123,986

Increase (decrease) in net assets
Operations:
Net investment income (loss)	302	212	1	(192)
Total realized gain (loss) on investments
and capital gains distributions	1,291	3,773	52	29,908
Net unrealized appreciation (depreciation)
of investments	2,217	2,961	34	906
Net increase (decrease) in net assets resulting from
operations	3,810	6,946	87	30,622
Changes from principal transactions:
Total unit transactions	2,626	(1,441)	(9)	(24,130)
Increase (decrease) in net assets derived from
principal transactions	2,626	(1,441)	(9)	(24,130)
Total increase (decrease) in net assets	6,436	5,505	78	6,492
Net assets at December 31, 2017	39,257	73,631	393	130,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	302	140	(1)	(1,239)
Total realized gain (loss) on investments
and capital gains distributions	3,208	7,347	72	19,416
Net unrealized appreciation (depreciation)
of investments	(9,210)	(17,753)	(70)	(21,914)
Net increase (decrease) in net assets resulting from
operations	(5,700)	(10,266)	1	(3,737)
Changes from principal transactions:
Total unit transactions	(407)	(5,871)	(117)	(4,578)
Increase (decrease) in net assets derived from
principal transactions	(407)	(5,871)	(117)	(4,578)
Total increase (decrease) in net assets	(6,107)	(16,137)	(116)	(8,315)
Net assets at December 31, 2018	$33,150	$57,494	$277	$122,163

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2017	$13,696	$159	$7,084	$408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(40)	3
Total realized gain (loss) on investments
and capital gains distributions	1,519	10	754	30
Net unrealized appreciation (depreciation)
of investments	1,099	6	(91)	35
Net increase (decrease) in net assets resulting from
operations	2,618	15	623	68
Changes from principal transactions:
Total unit transactions	(1,768)	(7)	(704)	(38)
Increase (decrease) in net assets derived from
principal transactions	(1,768)	(7)	(704)	(38)
Total increase (decrease) in net assets	850	8	(81)	30
Net assets at December 31, 2017	14,546	167	7,003	438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(1)	(43)	2
Total realized gain (loss) on investments
and capital gains distributions	1,971	23	940	91
Net unrealized appreciation (depreciation)
of investments	(3,150)	(50)	(2,137)	(134)
Net increase (decrease) in net assets resulting from
operations	(1,197)	(28)	(1,240)	(41)
Changes from principal transactions:
Total unit transactions	(2,162)	(14)	(277)	(169)
Increase (decrease) in net assets derived from
principal transactions	(2,162)	(14)	(277)	(169)
Total increase (decrease) in net assets	(3,359)	(42)	(1,517)	(210)
Net assets at December 31, 2018	$11,187	$125	$5,486	$228

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2017	$64,533	$1,585	$320,439	$1,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	127	15	3,929	17
Total realized gain (loss) on investments
and capital gains distributions	5,538	80	13,552	40
Net unrealized appreciation (depreciation)
of investments	4,429	53	12,800	97
Net increase (decrease) in net assets resulting from
operations	10,094	148	30,281	154
Changes from principal transactions:
Total unit transactions	(5,649)	(172)	(24,070)	(192)
Increase (decrease) in net assets derived from
principal transactions	(5,649)	(172)	(24,070)	(192)
Total increase (decrease) in net assets	4,445	(24)	6,211	(38)
Net assets at December 31, 2017	68,978	1,561	326,650	1,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174	17	2,839	15
Total realized gain (loss) on investments
and capital gains distributions	5,130	76	31,725	98
Net unrealized appreciation (depreciation)
of investments	(13,595)	(249)	(64,708)	(241)
Net increase (decrease) in net assets resulting from
operations	(8,291)	(156)	(30,144)	(128)
Changes from principal transactions:
Total unit transactions	(6,511)	(59)	(36,895)	(352)
Increase (decrease) in net assets derived from
principal transactions	(6,511)	(59)	(36,895)	(352)
Total increase (decrease) in net assets	(14,802)	(215)	(67,039)	(480)
Net assets at December 31, 2018	$54,176	$1,346	$259,611	$1,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Net assets at January 1, 2017	$344	$8,433	$67,799	$373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	51	(242)	1
Total realized gain (loss) on investments
and capital gains distributions	49	2,147	9,789	19
Net unrealized appreciation (depreciation)
of investments	(4)	77	(1,304)	108
Net increase (decrease) in net assets resulting from
operations	45	2,275	8,243	128
Changes from principal transactions:
Total unit transactions	(38)	13,413	(5,116)	(48)
Increase (decrease) in net assets derived from
principal transactions	(38)	13,413	(5,116)	(48)
Total increase (decrease) in net assets	7	15,688	3,127	80
Net assets at December 31, 2017	351	24,121	70,926	453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	130	62	4
Total realized gain (loss) on investments
and capital gains distributions	34	1,508	7,456	89
Net unrealized appreciation (depreciation)
of investments	(74)	(4,469)	(15,882)	(139)
Net increase (decrease) in net assets resulting from
operations	(38)	(2,831)	(8,364)	(46)
Changes from principal transactions:
Total unit transactions	(69)	(1,928)	(7,911)	(188)
Increase (decrease) in net assets derived from
principal transactions	(69)	(1,928)	(7,911)	(188)
Total increase (decrease) in net assets	(107)	(4,759)	(16,275)	(234)
Net assets at December 31, 2018	$244	$19,362	$54,651	$219

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class
Net assets at January 1, 2017	$512,098	$1,103	$33,378	$856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	541	(1)	1,489	25
Total realized gain (loss) on investments
and capital gains distributions	19,364	32	(67)	(20)
Net unrealized appreciation (depreciation)
of investments	154,394	374	819	34
Net increase (decrease) in net assets resulting from
operations	174,299	405	2,241	39
Changes from principal transactions:
Total unit transactions	(36,624)	159	3,427	(479)
Increase (decrease) in net assets derived from
principal transactions	(36,624)	159	3,427	(479)
Total increase (decrease) in net assets	137,675	564	5,668	(440)
Net assets at December 31, 2017	649,773	1,667	39,046	416

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,266	5	1,699	11
Total realized gain (loss) on investments
and capital gains distributions	65,751	193	(292)	8
Net unrealized appreciation (depreciation)
of investments	(153,054)	(420)	(2,709)	(27)
Net increase (decrease) in net assets resulting from
operations	(84,037)	(222)	(1,302)	(8)
Changes from principal transactions:
Total unit transactions	(53,042)	(83)	(1,273)	(209)
Increase (decrease) in net assets derived from
principal transactions	(53,042)	(83)	(1,273)	(209)
Total increase (decrease) in net assets	(137,079)	(305)	(2,575)	(217)
Net assets at December 31, 2018	$512,694	$1,362	$36,471	$199

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net assets at January 1, 2017	$319	$389,971	$1,069	$1,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,651)	(3)	(5)
Total realized gain (loss) on investments
and capital gains distributions	36	38,139	112	188
Net unrealized appreciation (depreciation)
of investments	34	53,037	143	178
Net increase (decrease) in net assets resulting from
operations	70	89,525	252	361
Changes from principal transactions:
Total unit transactions	(58)	(23,472)	57	176
Increase (decrease) in net assets derived from
principal transactions	(58)	(23,472)	57	176
Total increase (decrease) in net assets	12	66,053	309	537
Net assets at December 31, 2017	331	456,024	1,378	1,656

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3,871)	(10)	(5)
Total realized gain (loss) on investments
and capital gains distributions	40	53,763	146	312
Net unrealized appreciation (depreciation)
of investments	(50)	(65,594)	(192)	(284)
Net increase (decrease) in net assets resulting from
operations	(11)	(15,702)	(56)	23
Changes from principal transactions:
Total unit transactions	(28)	(36,865)	(116)	(751)
Increase (decrease) in net assets derived from
principal transactions	(28)	(36,865)	(116)	(751)
Total increase (decrease) in net assets	(39)	(52,567)	(172)	(728)
Net assets at December 31, 2018	$292	$403,457	$1,206	$928

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Net assets at January 1, 2017	$359,212	$3,555	$223	$81,205

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,498)	(24)	3	899
Total realized gain (loss) on investments
and capital gains distributions	56,863	669	2	(644)
Net unrealized appreciation (depreciation)
of investments	61,520	435	40	16,369
Net increase (decrease) in net assets resulting from
operations	114,885	1,080	45	16,624
Changes from principal transactions:
Total unit transactions	(4,378)	(641)	(30)	(6,725)
Increase (decrease) in net assets derived from
principal transactions	(4,378)	(641)	(30)	(6,725)
Total increase (decrease) in net assets	110,507	439	15	9,899
Net assets at December 31, 2017	469,719	3,994	238	91,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,266)	(22)	3	952
Total realized gain (loss) on investments
and capital gains distributions	94,835	674	3	3,244
Net unrealized appreciation (depreciation)
of investments	(99,760)	(704)	(41)	(17,441)
Net increase (decrease) in net assets resulting from
operations	(8,191)	(52)	(35)	(13,245)
Changes from principal transactions:
Total unit transactions	(12,241)	(535)	(13)	(8,790)
Increase (decrease) in net assets derived from
principal transactions	(12,241)	(535)	(13)	(8,790)
Total increase (decrease) in net assets	(20,432)	(587)	(48)	(22,035)
Net assets at December 31, 2018	$449,287	$3,407	$190	$69,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2017	$250	$3,517	$31,090	$69,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	56	460	547
Total realized gain (loss) on investments
and capital gains distributions	7	264	1,494	3,541
Net unrealized appreciation (depreciation)
of investments	35	485	725	6,842
Net increase (decrease) in net assets resulting from
operations	44	805	2,679	10,930
Changes from principal transactions:
Total unit transactions	(98)	1,556	(5,109)	(8,041)
Increase (decrease) in net assets derived from
principal transactions	(98)	1,556	(5,109)	(8,041)
Total increase (decrease) in net assets	(54)	2,361	(2,430)	2,889
Net assets at December 31, 2017	196	5,878	28,660	72,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	70	480	735
Total realized gain (loss) on investments
and capital gains distributions	12	763	1,170	4,191
Net unrealized appreciation (depreciation)
of investments	(33)	(1,344)	(3,031)	(11,163)
Net increase (decrease) in net assets resulting from
operations	(20)	(511)	(1,381)	(6,237)
Changes from principal transactions:
Total unit transactions	(98)	872	(952)	(5,289)
Increase (decrease) in net assets derived from
principal transactions	(98)	872	(952)	(5,289)
Total increase (decrease) in net assets	(118)	361	(2,333)	(11,526)
Net assets at December 31, 2018	$78	$6,239	$26,327	$60,918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2017	$62,777	$1,308	$1,180,483	$335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	663	14	8,724	2
Total realized gain (loss) on investments
and capital gains distributions	4,761	195	198,804	33
Net unrealized appreciation (depreciation)
of investments	2,563	37	6,469	24
Net increase (decrease) in net assets resulting from
operations	7,987	246	213,997	59
Changes from principal transactions:
Total unit transactions	(6,015)	(98)	(127,518)	(39)
Increase (decrease) in net assets derived from
principal transactions	(6,015)	(98)	(127,518)	(39)
Total increase (decrease) in net assets	1,972	148	86,479	20
Net assets at December 31, 2017	64,749	1,456	1,266,962	355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	851	14	7,980	—
Total realized gain (loss) on investments
and capital gains distributions	3,380	146	165,837	4
Net unrealized appreciation (depreciation)
of investments	(8,412)	(228)	(233,905)	(21)
Net increase (decrease) in net assets resulting from
operations	(4,181)	(68)	(60,088)	(17)
Changes from principal transactions:
Total unit transactions	(5,813)	(117)	(136,992)	(148)
Increase (decrease) in net assets derived from
principal transactions	(5,813)	(117)	(136,992)	(148)
Total increase (decrease) in net assets	(9,994)	(185)	(197,080)	(165)
Net assets at December 31, 2018	$54,755	$1,271	$1,069,882	$190
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S
Net assets at January 1, 2017	$88,186	$11,258	$332,137	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,285	110	2,066	1
Total realized gain (loss) on investments
and capital gains distributions	1,159	81	26,641	80
Net unrealized appreciation (depreciation)
of investments	15,854	2,197	45,480	(34)
Net increase (decrease) in net assets resulting from
operations	18,298	2,388	74,187	47
Changes from principal transactions:
Total unit transactions	(16,006)	(768)	(29,302)	(144)
Increase (decrease) in net assets derived from
principal transactions	(16,006)	(768)	(29,302)	(144)
Total increase (decrease) in net assets	2,292	1,620	44,885	(97)
Net assets at December 31, 2017	90,478	12,878	377,022	201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,734	399	1,674	1
Total realized gain (loss) on investments
and capital gains distributions	1,227	223	45,504	22
Net unrealized appreciation (depreciation)
of investments	(12,904)	(1,817)	(75,567)	(38)
Net increase (decrease) in net assets resulting from
operations	(7,943)	(1,195)	(28,389)	(15)
Changes from principal transactions:
Total unit transactions	(7,611)	(1,047)	(14,075)	(5)
Increase (decrease) in net assets derived from
principal transactions	(7,611)	(1,047)	(14,075)	(5)
Total increase (decrease) in net assets	(15,554)	(2,242)	(42,464)	(20)
Net assets at December 31, 2018	$74,924	$10,636	$334,558	$181

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2017	$361,836	$282	$163,309	$275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,402	—	(127)	—
Total realized gain (loss) on investments
and capital gains distributions	31,799	36	25,641	70
Net unrealized appreciation (depreciation)
of investments	8,805	(17)	(12,485)	(51)
Net increase (decrease) in net assets resulting from
operations	42,006	19	13,029	19
Changes from principal transactions:
Total unit transactions	(46,702)	(230)	(21,941)	(101)
Increase (decrease) in net assets derived from
principal transactions	(46,702)	(230)	(21,941)	(101)
Total increase (decrease) in net assets	(4,696)	(211)	(8,912)	(82)
Net assets at December 31, 2017	357,140	71	154,397	193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	379	1	(171)	—
Total realized gain (loss) on investments
and capital gains distributions	52,000	8	27,664	32
Net unrealized appreciation (depreciation)
of investments	(100,818)	(19)	(45,837)	(56)
Net increase (decrease) in net assets resulting from
operations	(48,439)	(10)	(18,344)	(24)
Changes from principal transactions:
Total unit transactions	(36,930)	(2)	(13,277)	(14)
Increase (decrease) in net assets derived from
principal transactions	(36,930)	(2)	(13,277)	(14)
Total increase (decrease) in net assets	(85,369)	(12)	(31,621)	(38)
Net assets at December 31, 2018	$271,771	$59	$122,776	$155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2017	$29,891	$7	$40,899	$1,182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506	—	50	8
Total realized gain (loss) on investments
and capital gains distributions	683	—	2,041	110
Net unrealized appreciation (depreciation)
of investments	6,285	2	11,459	236
Net increase (decrease) in net assets resulting from
operations	7,474	2	13,550	354
Changes from principal transactions:
Total unit transactions	4,049	1	8,598	(62)
Increase (decrease) in net assets derived from
principal transactions	4,049	1	8,598	(62)
Total increase (decrease) in net assets	11,523	3	22,148	292
Net assets at December 31, 2017	41,414	10	63,047	1,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	777	—	(4)	6
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144
Net unrealized appreciation (depreciation)
of investments	(8,040)	(2)	(7,580)	(199)
Net increase (decrease) in net assets resulting from
operations	(6,300)	(2)	(1,822)	(49)
Changes from principal transactions:
Total unit transactions	2,082	(1)	5,329	246
Increase (decrease) in net assets derived from
principal transactions	2,082	(1)	5,329	246
Total increase (decrease) in net assets	(4,218)	(3)	3,507	197
Net assets at December 31, 2018	$37,196	$7	$66,554	$1,671

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2017	$93,725	$400	$490	$13,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	926	2	6	132
Total realized gain (loss) on investments
and capital gains distributions	4,318	18	19	558
Net unrealized appreciation (depreciation)
of investments	15,926	60	45	1,028
Net increase (decrease) in net assets resulting from
operations	21,170	80	70	1,718
Changes from principal transactions:
Total unit transactions	8,715	(39)	112	928
Increase (decrease) in net assets derived from
principal transactions	8,715	(39)	112	928
Total increase (decrease) in net assets	29,885	41	182	2,646
Net assets at December 31, 2017	123,610	441	672	16,042

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,097	2	7	154
Total realized gain (loss) on investments
and capital gains distributions	3,752	18	39	844
Net unrealized appreciation (depreciation)
of investments	(11,036)	(40)	(95)	(2,239)
Net increase (decrease) in net assets resulting from
operations	(6,187)	(20)	(49)	(1,241)
Changes from principal transactions:
Total unit transactions	12,765	2	(65)	181
Increase (decrease) in net assets derived from
principal transactions	12,765	2	(65)	181
Total increase (decrease) in net assets	6,578	(18)	(114)	(1,060)
Net assets at December 31, 2018	$130,188	$423	$558	$14,982

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Net assets at January 1, 2017	$12,817	$105,572	$45,782	$169,597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	1,145	187	(1,012)
Total realized gain (loss) on investments
and capital gains distributions	849	11,076	5,125	21,750
Net unrealized appreciation (depreciation)
of investments	2,188	9,232	2,365	(3,767)
Net increase (decrease) in net assets resulting from
operations	2,993	21,453	7,677	16,971
Changes from principal transactions:
Total unit transactions	415	32,469	17,463	(7,808)
Increase (decrease) in net assets derived from
principal transactions	415	32,469	17,463	(7,808)
Total increase (decrease) in net assets	3,408	53,922	25,140	9,163
Net assets at December 31, 2017	16,225	159,494	70,922	178,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	1,129	180	(673)
Total realized gain (loss) on investments
and capital gains distributions	2,608	19,565	4,658	34,113
Net unrealized appreciation (depreciation)
of investments	(3,541)	(36,153)	(14,394)	(58,417)
Net increase (decrease) in net assets resulting from
operations	(1,035)	(15,459)	(9,556)	(24,977)
Changes from principal transactions:
Total unit transactions	180	(3,471)	6,090	(25,901)
Increase (decrease) in net assets derived from
principal transactions	180	(3,471)	6,090	(25,901)
Total increase (decrease) in net assets	(855)	(18,930)	(3,466)	(50,878)
Net assets at December 31, 2018	$15,370	$140,564	$67,456	$127,882

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Net assets at January 1, 2017	$401	$16,169	$132,120	$1,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	237	(1,418)	(6)
Total realized gain (loss) on investments
and capital gains distributions	80	17	8,219	40
Net unrealized appreciation (depreciation)
of investments	(45)	126	32,735	199
Net increase (decrease) in net assets resulting from
operations	35	380	39,536	233
Changes from principal transactions:
Total unit transactions	(290)	(803)	83,574	(195)
Increase (decrease) in net assets derived from
principal transactions	(290)	(803)	83,574	(195)
Total increase (decrease) in net assets	(255)	(423)	123,110	38
Net assets at December 31, 2017	146	15,746	255,230	1,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	231	(2,165)	(6)
Total realized gain (loss) on investments
and capital gains distributions	23	(179)	25,486	104
Net unrealized appreciation (depreciation)
of investments	(48)	(235)	(43,328)	(187)
Net increase (decrease) in net assets resulting from
operations	(26)	(183)	(20,007)	(89)
Changes from principal transactions:
Total unit transactions	9	886	(9,166)	(7)
Increase (decrease) in net assets derived from
principal transactions	9	886	(9,166)	(7)
Total increase (decrease) in net assets	(17)	703	(29,173)	(96)
Net assets at December 31, 2018	$129	$16,449	$226,057	$1,008

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net assets at January 1, 2017	$56,707	$99	$41,297	$61,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(548)	—	185	(468)
Total realized gain (loss) on investments
and capital gains distributions	4,806	7	(383)	6,891
Net unrealized appreciation (depreciation)
of investments	5,890	11	12,473	8,579
Net increase (decrease) in net assets resulting from
operations	10,148	18	12,275	15,002
Changes from principal transactions:
Total unit transactions	2,732	(8)	(7,256)	(4,425)
Increase (decrease) in net assets derived from
principal transactions	2,732	(8)	(7,256)	(4,425)
Total increase (decrease) in net assets	12,880	10	5,019	10,577
Net assets at December 31, 2017	69,587	109	46,316	71,676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(664)	—	566	(522)
Total realized gain (loss) on investments
and capital gains distributions	12,422	15	4,042	3,490
Net unrealized appreciation (depreciation)
of investments	(22,828)	(35)	(12,691)	(11,004)
Net increase (decrease) in net assets resulting from
operations	(11,070)	(20)	(8,083)	(8,036)
Changes from principal transactions:
Total unit transactions	(2,740)	15	(2,940)	(9,559)
Increase (decrease) in net assets derived from
principal transactions	(2,740)	15	(2,940)	(9,559)
Total increase (decrease) in net assets	(13,810)	(5)	(11,023)	(17,595)
Net assets at December 31, 2018	$55,777	$104	$35,293	$54,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A
Net assets at January 1, 2017	$68,640	$2,724	$152,821	$153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(537)	29	1,532	(1)
Total realized gain (loss) on investments
and capital gains distributions	10,163	201	12,376	11
Net unrealized appreciation (depreciation)
of investments	3,010	255	15,620	7
Net increase (decrease) in net assets resulting from
operations	12,636	485	29,528	17
Changes from principal transactions:
Total unit transactions	(1,719)	(244)	9,193	(39)
Increase (decrease) in net assets derived from
principal transactions	(1,719)	(244)	9,193	(39)
Total increase (decrease) in net assets	10,917	241	38,721	(22)
Net assets at December 31, 2017	79,557	2,965	191,542	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(554)	25	1,625	(1)
Total realized gain (loss) on investments
and capital gains distributions	16,768	199	15,148	21
Net unrealized appreciation (depreciation)
of investments	(18,674)	(318)	(24,668)	(45)
Net increase (decrease) in net assets resulting from
operations	(2,460)	(94)	(7,895)	(25)
Changes from principal transactions:
Total unit transactions	374	(387)	5,914	(1)
Increase (decrease) in net assets derived from
principal transactions	374	(387)	5,914	(1)
Total increase (decrease) in net assets	(2,086)	(481)	(1,981)	(26)
Net assets at December 31, 2018	$77,471	$2,484	$189,561	$105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2017	$216	$124,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(187)
Total realized gain (loss) on investments
and capital gains distributions	42	9,875
Net unrealized appreciation (depreciation)
of investments	45	1,822
Net increase (decrease) in net assets resulting from
operations	81	11,510
Changes from principal transactions:
Total unit transactions	339	(8,227)
Increase (decrease) in net assets derived from
principal transactions	339	(8,227)
Total increase (decrease) in net assets	420	3,283
Net assets at December 31, 2017	636	127,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(829)
Total realized gain (loss) on investments
and capital gains distributions	569	12,796
Net unrealized appreciation (depreciation)
of investments	(1,704)	(28,991)
Net increase (decrease) in net assets resulting from
operations	(1,182)	(17,024)
Changes from principal transactions:
Total unit transactions	6,554	(10,650)
Increase (decrease) in net assets derived from
principal transactions	6,554	(10,650)
Total increase (decrease) in net assets	5,372	(27,674)
Net assets at December 31, 2018	$6,008	$99,804

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.     Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2018, the Account had 317 investment divisions (the “Divisions”), 169 of which invest in independently managed mutual funds and 148 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2018 and related Trusts are as follows:

AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5

AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Responsible Investing Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®:
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3

Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A

Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund®, Inc.:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - K Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R

Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class

Voya Partners, Inc. (continued):
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Strategic Allocation Portfolios, Inc. (continued):
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2018. The following is a summary of current and former names for those Divisions:

Current Name
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
Neuberger Berman Equity Funds®:
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Columbia Large Cap Value Fund - Class K

Former Name
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A
Deutsche DWS Investment Trust:
Deutsche Small Cap Growth Fund - Class S
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2018, the following Divisions were closed to contract owners:

Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Loomis Sayles Funds II:
Loomis Sayles Value Fund - Class Y
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Class K
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares

Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A
Voya Investors Trust:
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2018 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2018. The Account had no liabilities as of December 31, 2018.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC ("DSL"), which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.
Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	$83	$71
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	99	41
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	3,560	1,038
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	298	161
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	751	829
Invesco Small Cap Growth Fund - Class A	21	14
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	182	193
AIM Investment Funds:
Invesco Endeavor Fund - Class A	10	7
Invesco Global Health Care Fund - Investor Class	52	18
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	203	31
AIM Sector Funds:
Invesco American Value Fund - Class R5	273	79
Invesco Energy Fund - Class R5	113	174
Invesco Small Cap Value Fund - Class A	22	83
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	4,841	4,009
Invesco V.I. Core Equity Fund - Series I Shares	2,835	4,008
Alger Funds:
Alger Capital Appreciation Fund - Class A	42	15
Alger Funds II:
Alger Responsible Investing Fund - Class A	2,794	1,558
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	73	11
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	96	112
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	6,102	5,720
Amana Income Fund - Investor Class	6,720	8,367
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	470	391
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	497	394
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	3,302	4,463
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	1,746	1,080

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	$359	$352
Fundamental InvestorsSM - Class R-4	15,995	13,430
American Mutual Fund®:
American Mutual Fund® - Class R-4	2,700	710
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	2,711	7,373
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	83	101
Ariel Fund - Investor Class	2,860	2,361
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,966	2,900
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	234	224
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	3,538	415
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	8,362	3,522
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	53	43
BlackRock Mid Cap Dividend Fund - Investor A Shares	2,088	2,493
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	2,700	2,280
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	7,375	5,277
Capital Income Builder®:
Capital Income Builder® - Class R-4	1,767	1,036
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	107	116
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	59	3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	1,653	2,473
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	11	4
ColumbiaSM Acorn® Fund - Class Z	2	—
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A	2,655	1,030
Columbia Select Mid Cap Value Fund - Institutional Class	1	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	42	50
Davis Series Inc.:
Davis Financial Fund - Class Y	104	95
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	4,400	821
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	882	1,460
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	10	18

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S	$266	$209
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	484	76
Emerging Markets Core Equity Portfolio - Institutional Class	921	277
U.S. Targeted Value Portfolio - Institutional Class	4,231	1,425
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	28	26
Dodge & Cox Stock Fund	43	18
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	675	1,159
EuroPacific Growth Fund® - Class R-4	26,929	32,195
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	4	2
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	919	363
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	19,020	36,782
Fidelity® VIP Growth Portfolio - Initial Class	58,690	35,766
Fidelity® VIP High Income Portfolio - Initial Class	1,066	1,326
Fidelity® VIP Overseas Portfolio - Initial Class	2,932	5,988
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	126,438	174,095
Fidelity® VIP Index 500 Portfolio - Initial Class	19,096	12,262
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	4
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,312	1,616
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	320	535
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	98	90
Franklin Natural Resources Fund - Advisor Class	6	19
Franklin Small-Mid Cap Growth Fund - Class A	114	119
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	20,000	18,328
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	63	97
Growth Fund of America®:
Growth Fund of America® - Class R-3	1,864	2,588
Growth Fund of America® - Class R-4	49,655	39,536
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	—
The Hartford International Opportunities Fund - Class R4	935	399

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Income Fund of America®:
Income Fund of America® - Class R-3	$317	$585
Ivy Funds:
Ivy Science and Technology Fund - Class Y	7,629	2,934
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	9	6
Janus Henderson Enterprise Portfolio - Institutional Shares	24	48
Janus Henderson Flexible Bond Portfolio - Institutional Shares	1	3
Janus Henderson Global Research Portfolio - Institutional Shares	2	3
Janus Henderson Research Portfolio - Institutional Shares	6	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	711	335
JPMorgan Government Bond Fund - Select Class	1,340	681
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	408	396
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	216	303
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	44	561
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,824	3,007
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	104	114
Loomis Sayles Value Fund - Class Y	37	38
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	38	24
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	2	8
Lord Abbett Short Duration Income Fund - Class R4	4,552	2,449
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	104	68
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	186	98
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	43	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	3,619	11,797
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	1	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12	1
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	6,129	1,968
Metropolitan West Total Return Bond Fund - Class M	3,658	3,201
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	112	62
MFS® Series Trust X:
MFS® International Value Fund - Class R3	315	200

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	$158	$27
Neuberger Berman Sustainable Equity Fund - Institutional Class	893	240
Neuberger Berman Sustainable Equity Fund - Trust Class	1,846	1,674
New Perspective Fund®:
New Perspective Fund® - Class R-3	495	565
New Perspective Fund® - Class R-4	29,438	17,267
New World Fund®, Inc.:
New World Fund® - Class R-4	440	209
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	342	437
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	6	5
Oppenheimer Developing Markets Fund - Class A	6,062	26,476
Oppenheimer Developing Markets Fund - Class Y	4,586	6,955
Oppenheimer Gold & Special Minerals Fund - Class A	10	11
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	38	47
Oppenheimer International Growth Fund - Class Y	184	49
Oppenheimer International Small-Mid Company Fund - Class Y	285	230
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A	498	155
Oppenheimer Main Street Fund®/VA	7	9
Oppenheimer Main Street Small Cap Fund®/VA	6,214	4,240
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2	1
Oppenheimer Global Fund/VA	22	18
Oppenheimer Global Strategic Income Fund/VA	5	2
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	6,164	2,321
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class	2,228	4,013
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	642	374
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,433	12,457
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	1,419	2,695
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	136	151
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	200	94
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	1,639	5,660
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	43	11

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	$13,592	$3,060
Columbia Large Cap Value Fund - Class K	239	12,333
Royce Fund:
Royce Total Return Fund - K Class	9	6
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	2,512	1,530
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	3,742	2,968
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	9,099	2,556
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	124	275
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	118	55
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	1,536	1,189
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	46	32
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,183	5,203
Templeton Global Bond Fund - Class A	13,026	15,621
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	42	62
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	—
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	5,187	1,160
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	5,414	4,036
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares	—	—
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares	—	—
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	13	1
Equity Income Portfolio	26	19
Small Company Growth Portfolio	11	1
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	290	41
Victory Sycamore Established Value Fund - Class A	1,985	298
Victory Sycamore Small Company Opportunity Fund - Class R	3	47
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	24,888	30,757
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A	3	243
Voya Large Cap Value Fund - Class A	14	73
Voya Real Estate Fund - Class A	268	103

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	$1,894	$243
Voya GNMA Income Fund - Class A	695	1,091
Voya Intermediate Bond Fund - Class A	145	96
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	22,876	55,812
Voya Intermediate Bond Portfolio - Class S	137	554
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	611	797
Voya High Yield Portfolio - Adviser Class	12	7
Voya High Yield Portfolio - Institutional Class	5,726	6,490
Voya High Yield Portfolio - Service Class	3,111	3,124
Voya Large Cap Growth Portfolio - Adviser Class	22	70
Voya Large Cap Growth Portfolio - Institutional Class	80,364	53,595
Voya Large Cap Growth Portfolio - Service Class	4,789	1,838
Voya Large Cap Value Portfolio - Adviser Class	2	4
Voya Large Cap Value Portfolio - Institutional Class	40,464	46,319
Voya Large Cap Value Portfolio - Service Class	345	505
Voya Limited Maturity Bond Portfolio - Adviser Class	5	1
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	12,346	14,315
Voya Multi-Manager Large Cap Core Portfolio - Service Class	431	477
Voya U.S. Stock Index Portfolio - Institutional Class	6,570	4,198
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	4	15
VY® Clarion Global Real Estate Portfolio - Adviser Class	—	6
VY® Clarion Global Real Estate Portfolio - Institutional Class	6,088	12,883
VY® Clarion Real Estate Portfolio - Adviser Class	5	5
VY® Clarion Real Estate Portfolio - Institutional Class	213	290
VY® Clarion Real Estate Portfolio - Service Class	5,884	12,280
VY® Invesco Growth and Income Portfolio - Institutional Class	7,259	4,545
VY® Invesco Growth and Income Portfolio - Service Class	5,711	4,890
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	12	30
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,541	3,627
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,690	7,952
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	16	28
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	11,292	4,004
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	9,746	4,969
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	7	41
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	43	187
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	60,548	20,425
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	111,271	59,701
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	274	337
VY® T. Rowe Price Equity Income Portfolio - Service Class	19,908	9,671
VY® T. Rowe Price International Stock Portfolio - Adviser Class	11	2
VY® T. Rowe Price International Stock Portfolio - Service Class	1,036	1,710
VY® Templeton Global Growth Portfolio - Institutional Class	134	152
VY® Templeton Global Growth Portfolio - Service Class	1,175	1,440
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	64,903	46,480

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	$10	$—
Voya Multi-Manager International Small Cap Fund - Class A	60	87
Voya Multi-Manager International Small Cap Fund - Class I	1,788	1,353
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	36	12
Voya Global Bond Portfolio - Initial Class	8,657	10,630
Voya Global Bond Portfolio - Service Class	80	262
Voya Index Solution 2025 Portfolio - Initial Class	3,461	2,386
Voya Index Solution 2025 Portfolio - Service Class	1,076	660
Voya Index Solution 2025 Portfolio - Service 2 Class	405	1,965
Voya Index Solution 2035 Portfolio - Initial Class	5,127	1,275
Voya Index Solution 2035 Portfolio - Service Class	1,383	378
Voya Index Solution 2035 Portfolio - Service 2 Class	364	1,045
Voya Index Solution 2045 Portfolio - Initial Class	4,301	2,591
Voya Index Solution 2045 Portfolio - Service Class	1,052	73
Voya Index Solution 2045 Portfolio - Service 2 Class	437	1,118
Voya Index Solution 2055 Portfolio - Initial Class	2,739	988
Voya Index Solution 2055 Portfolio - Service Class	891	407
Voya Index Solution 2055 Portfolio - Service 2 Class	407	403
Voya Index Solution Income Portfolio - Initial Class	1,062	1,612
Voya Index Solution Income Portfolio - Service Class	319	290
Voya Index Solution Income Portfolio - Service 2 Class	321	518
Voya Solution 2025 Portfolio - Adviser Class	28	19
Voya Solution 2025 Portfolio - Initial Class	2,190	1,373
Voya Solution 2025 Portfolio - Service Class	15,114	22,212
Voya Solution 2025 Portfolio - Service 2 Class	2,028	1,950
Voya Solution 2035 Portfolio - Adviser Class	29	25
Voya Solution 2035 Portfolio - Initial Class	2,513	570
Voya Solution 2035 Portfolio - Service Class	18,717	20,388
Voya Solution 2035 Portfolio - Service 2 Class	2,064	1,513
Voya Solution 2045 Portfolio - Adviser Class	2	13
Voya Solution 2045 Portfolio - Initial Class	2,367	1,393
Voya Solution 2045 Portfolio - Service Class	15,016	24,589
Voya Solution 2045 Portfolio - Service 2 Class	1,223	805
Voya Solution 2055 Portfolio - Initial Class	1,010	386
Voya Solution 2055 Portfolio - Service Class	6,879	6,090
Voya Solution 2055 Portfolio - Service 2 Class	654	242
Voya Solution Balanced Portfolio - Service Class	1,307	1,983
Voya Solution Income Portfolio - Adviser Class	39	25
Voya Solution Income Portfolio - Initial Class	1,993	2,159
Voya Solution Income Portfolio - Service Class	4,598	13,144
Voya Solution Income Portfolio - Service 2 Class	545	1,269
Voya Solution Moderately Conservative Portfolio - Service Class	1,019	1,701
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	8	27
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	7,900	4,154
VY® American Century Small-Mid Cap Value Portfolio - Service Class	10,831	9,395
VY® Baron Growth Portfolio - Adviser Class	70	145

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Baron Growth Portfolio - Service Class	$20,959	$13,169
VY® Columbia Contrarian Core Portfolio - Service Class	2,464	3,278
VY® Columbia Small Cap Value II Portfolio - Adviser Class	16	15
VY® Columbia Small Cap Value II Portfolio - Service Class	1,459	1,076
VY® Invesco Comstock Portfolio - Adviser Class	19	185
VY® Invesco Comstock Portfolio - Service Class	2,207	8,544
VY® Invesco Equity and Income Portfolio - Adviser Class	449	396
VY® Invesco Equity and Income Portfolio - Initial Class	25,902	41,342
VY® Invesco Equity and Income Portfolio - Service Class	210	462
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	49	86
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,112	3,019
VY® JPMorgan Mid Cap Value Portfolio - Service Class	7,753	10,024
VY® Oppenheimer Global Portfolio - Adviser Class	49	203
VY® Oppenheimer Global Portfolio - Initial Class	53,595	62,139
VY® Oppenheimer Global Portfolio - Service Class	246	215
VY® Pioneer High Yield Portfolio - Initial Class	5,305	4,878
VY® Pioneer High Yield Portfolio - Service Class	57	255
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	41	33
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	47,482	44,553
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	338	336
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	366	888
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	106,548	42,660
VY® T. Rowe Price Growth Equity Portfolio - Service Class	988	937
VY® Templeton Foreign Equity Portfolio - Adviser Class	14	24
VY® Templeton Foreign Equity Portfolio - Initial Class	2,650	10,489
VY® Templeton Foreign Equity Portfolio - Service Class	79	176
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	7,776	1,225
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	5,266	5,110
Voya Strategic Allocation Growth Portfolio - Class I	3,210	7,764
Voya Strategic Allocation Moderate Portfolio - Class I	4,719	9,681
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	170	142
Voya Growth and Income Portfolio - Class I	133,954	152,652
Voya Growth and Income Portfolio - Class S	50	177
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	5,643	9,521
Voya Global Equity Portfolio - Class S	997	1,645
Voya Index Plus LargeCap Portfolio - Class I	51,805	35,434
Voya Index Plus LargeCap Portfolio - Class S	26	15
Voya Index Plus MidCap Portfolio - Class I	45,210	42,195
Voya Index Plus MidCap Portfolio - Class S	9	1
Voya Index Plus SmallCap Portfolio - Class I	23,525	17,706
Voya Index Plus SmallCap Portfolio - Class S	27	16
Voya International Index Portfolio - Class I	7,253	4,394
Voya International Index Portfolio - Class S	1	1

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Growth Index Portfolio - Class I	$16,954	$9,340
Voya Russell™ Large Cap Growth Index Portfolio - Class S	455	145
Voya Russell™ Large Cap Index Portfolio - Class I	21,296	7,434
Voya Russell™ Large Cap Index Portfolio - Class S	51	47
Voya Russell™ Large Cap Value Index Portfolio - Class I	102	138
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,143	2,292
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,311	2,414
Voya Russell™ Mid Cap Index Portfolio - Class I	29,069	14,050
Voya Russell™ Small Cap Index Portfolio - Class I	16,479	6,018
Voya Small Company Portfolio - Class I	27,820	28,890
Voya Small Company Portfolio - Class S	32	1
Voya U.S. Bond Index Portfolio - Class I	4,684	3,568
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	33,425	19,497
Voya MidCap Opportunities Portfolio - Class S	174	70
Voya SmallCap Opportunities Portfolio - Class I	15,464	7,913
Voya SmallCap Opportunities Portfolio - Class S	55	21
Wanger Advisors Trust:
Wanger International	8,134	5,477
Wanger Select	9,461	11,940
Wanger USA	28,961	9,943
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM- Class R-3	401	616
Washington Mutual Investors FundSM - Class R-4	30,671	12,439
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	32	11
Wells Fargo Small Company Growth Fund - Administrator Class	8,778	1,751
Wells Fargo Special Small Cap Value Fund - Class A	8,960	13,561

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	2,540	2,840	(300)	8,929	9,680	(751)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	2,023	2,392	(369)	1,373	7,297	(5,924)
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	323,536	118,855	204,681	401,044	68,503	332,541
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	26,145	14,496	11,649	16,360	9,834	6,526
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	25,794	41,930	(16,136)	165,589	181,404	(15,815)
Invesco Small Cap Growth Fund - Class A	385	398	(13)	3,612	3,220	392
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	11,950	16,161	(4,211)	21,763	19,139	2,624
AIM Investment Funds:
Invesco Endeavor Fund - Class A	366	273	93	1,013	978	35
Invesco Global Health Care Fund - Investor Class	400	64	336	2,639	4,250	(1,611)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	18,274	4,268	14,006	31,227	20,055	11,172
AIM Sector Funds:
Invesco American Value Fund - Class R5	16,141	6,992	9,149	23,231	24,568	(1,337)
Invesco Energy Fund - Class R5	18,250	28,451	(10,201)	32,808	18,650	14,158
Invesco Small Cap Value Fund - Class A	278	2,313	(2,035)	14,193	20,637	(6,444)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	933,783	940,853	(7,070)	14,312,005	14,321,443	(9,438)
Invesco V.I. Core Equity Fund - Series I Shares	232,986	403,895	(170,909)	1,873,818	2,097,450	(223,632)
Alger Funds:
Alger Capital Appreciation Fund - Class A	1,001	500	501	27,190	45,773	(18,583)
Alger Funds II:
Alger Responsible Investing Fund - Class A	107,288	79,216	28,072	221,818	186,713	35,105

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	388	320	68	13,501	13,694	(193)
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	408	408	—
AllianzGI NFJ Small-Cap Value Fund - Class A	2,174	5,013	(2,839)	19,840	26,560	(6,720)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	340,170	381,873	(41,703)	1,922,544	1,979,033	(56,489)
Amana Income Fund - Investor Class	352,927	564,246	(211,319)	3,026,912	3,280,698	(253,786)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	36,918	39,504	(2,586)	210,527	296,617	(86,090)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	33,937	28,383	5,554	15,145	9,373	5,772
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	441,789	608,168	(166,379)	2,881,063	2,157,923	723,140
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	39,906	54,342	(14,436)	49,153	69,084	(19,931)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	16,664	20,878	(4,214)	134,583	172,167	(37,584)
Fundamental InvestorsSM - Class R-4	825,392	1,108,120	(282,728)	6,384,534	5,982,682	401,852
American Mutual Fund®:
American Mutual Fund® - Class R-4	114,454	48,063	66,391	650,194	536,719	113,475
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	145,169	420,367	(275,198)	1,620,035	2,007,695	(387,660)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	2,692	4,370	(1,678)	22,933	24,815	(1,882)
Ariel Fund - Investor Class	122,554	139,375	(16,821)	580,691	662,681	(81,990)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	157,440	298,813	(141,373)	1,263,946	1,368,337	(104,391)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	24,645	27,453	(2,808)	61,119	88,049	(26,930)
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	259,208	62,971	196,237	328,339	152,999	175,340
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	755,383	515,560	239,823	2,609,624	2,152,093	457,531

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	3,374	3,621	(247)	22,320	17,049	5,271
BlackRock Mid Cap Dividend Fund - Investor A Shares	69,089	109,706	(40,617)	403,297	473,918	(70,621)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	289,558	267,961	21,597	1,048,188	1,040,421	7,767
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	416,831	494,473	(77,642)	1,287,247	1,465,938	(178,691)
Capital Income Builder®:
Capital Income Builder® - Class R-4	183,827	126,156	57,671	541,397	442,640	98,757
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	10,249	11,660	(1,411)	44,832	56,580	(11,748)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	5,524	250	5,274	—	—	—
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	111,978	188,383	(76,405)	734,315	769,179	(34,864)
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	90	143	(53)	3,513	3,113	400
ColumbiaSM Acorn® Fund - Class Z	92	—	92	219	143	76
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A	50,526	74,206	(23,680)	644,444	685,480	(41,036)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	114	114	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	530	1,626	(1,096)	14,504	14,527	(23)
Davis Series Inc.:
Davis Financial Fund - Class Y	6,910	6,341	569	4,645	5,260	(615)
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	230,617	73,531	157,086	278,864	40,216	238,648
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	54,456	100,588	(46,132)	419,719	358,056	61,663
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	559	1,491	(932)	3,575	2,645	930

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S	4,855	6,669	(1,814)	28,663	34,468	(5,805)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	47,210	10,042	37,168	33,069	20,987	12,082
Emerging Markets Core Equity Portfolio - Institutional Class	79,667	30,194	49,473	69,694	9,313	60,381
U.S. Targeted Value Portfolio - Institutional Class	292,340	130,569	161,771	378,682	86,903	291,779
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	1,717	1,598	119	14,131	18,781	(4,650)
Dodge & Cox Stock Fund	1,174	710	464	10,313	17,284	(6,971)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	—	—	—	75	75	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	46,193	73,788	(27,595)	274,255	355,952	(81,697)
EuroPacific Growth Fund® - Class R-4	1,854,415	2,594,183	(739,768)	13,090,885	12,925,932	164,953
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	280	118	162	22	—	22
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	58,499	34,995	23,504	119,859	87,042	32,817
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,282,938	3,158,805	(875,867)	9,163,602	9,795,182	(631,580)
Fidelity® VIP Growth Portfolio - Initial Class	2,025,621	2,577,802	(552,181)	24,084,291	24,191,217	(106,926)
Fidelity® VIP High Income Portfolio - Initial Class	63,483	100,320	(36,837)	127,010	314,303	(187,293)
Fidelity® VIP Overseas Portfolio - Initial Class	219,286	378,218	(158,932)	1,260,528	1,250,596	9,932
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,241,249	8,158,655	(2,917,406)	21,145,938	23,238,840	(2,092,902)
Fidelity® VIP Index 500 Portfolio - Initial Class	509,141	450,626	58,515	640,513	399,423	241,090
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	169	(169)	169	401	(232)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	25,178	51,771	(26,593)	34,044	204,012	(169,968)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	19,255	30,968	(11,713)	98,614	98,591	23

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	7,523	6,389	1,134	27,401	23,729	3,672
Franklin Natural Resources Fund - Advisor Class	928	3,047	(2,119)	5,984	6,551	(567)
Franklin Small-Mid Cap Growth Fund - Class A	11,452	12,856	(1,404)	22,077	21,258	819
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	738,743	1,148,874	(410,131)	3,236,347	3,631,635	(395,288)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	4,181	6,991	(2,810)	7,780	5,021	2,759
Growth Fund of America®:
Growth Fund of America® - Class R-3	91,390	144,684	(53,294)	561,729	666,825	(105,096)
Growth Fund of America® - Class R-4	1,549,568	2,301,436	(751,868)	13,430,309	13,900,242	(469,933)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	7	7	—
The Hartford Dividend And Growth Fund - Class R4	32	—	32	315	296	19
The Hartford International Opportunities Fund - Class R4	77,770	39,116	38,654	190,727	99,945	90,782
Income Fund of America®:
Income Fund of America® - Class R-3	21,310	36,023	(14,713)	89,875	94,775	(4,900)
Ivy Funds:
Ivy Science and Technology Fund - Class Y	574,692	351,992	222,700	1,125,152	697,442	427,710
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	77	(77)	565	513	52
Janus Henderson Enterprise Portfolio - Institutional Shares	146	614	(468)	4,356	4,338	18
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	72	(72)	2,630	2,598	32
Janus Henderson Global Research Portfolio - Institutional Shares	25	66	(41)	2,125	2,110	15
Janus Henderson Research Portfolio - Institutional Shares	61	58	3	1,877	1,814	63
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	53,643	28,962	24,681	102,306	70,487	31,819
JPMorgan Government Bond Fund - Select Class	132,583	69,047	63,536	68,242	97,758	(29,516)
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	32,328	35,727	(3,399)	88,948	40,774	48,174
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	12,149	22,834	(10,685)	64,087	56,179	7,908

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	3,251	46,884	(43,633)	50,363	46,261	4,102
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	44,320	157,519	(113,199)	778,885	857,571	(78,686)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	9,991	11,494	(1,503)	17,507	91,790	(74,283)
Loomis Sayles Value Fund - Class Y	602	2,970	(2,368)	3,502	3,336	166
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	356	732	(376)	8,399	13,343	(4,944)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	161	691	(530)	4,511	4,548	(37)
Lord Abbett Short Duration Income Fund - Class R4	479,573	287,629	191,944	794,199	663,413	130,786
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	16,185	16,337	(152)	37,544	38,311	(767)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	1,590	2,878	(1,288)	32,294	42,416	(10,122)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	6,812	5,875	937	15,538	17,053	(1,515)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	620,578	1,011,079	(390,501)	2,624,908	3,345,309	(720,401)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—	—	75	75	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	576	423	153	4,378	6,182	(1,804)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	564,090	209,346	354,744	643,703	104,997	538,706
Metropolitan West Total Return Bond Fund - Class M	527,675	516,521	11,154	2,346,036	2,070,113	275,923
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	5,940	5,016	924	10,049	6,843	3,206
MFS® Series Trust X:
MFS® International Value Fund - Class R3	25,827	18,295	7,532	49,497	30,480	19,017

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	16,490	12,322	4,168	35,895	53,923	(18,028)
Neuberger Berman Sustainable Equity Fund - Institutional Class	50,656	22,716	27,940	78,854	15,780	63,074
Neuberger Berman Sustainable Equity Fund - Trust Class	59,842	96,469	(36,627)	784,456	807,793	(23,337)
New Perspective Fund®:
New Perspective Fund® - Class R-3	17,607	23,930	(6,323)	86,269	92,400	(6,131)
New Perspective Fund® - Class R-4	1,356,106	1,262,387	93,719	6,909,511	5,803,888	1,105,623
New World Fund®, Inc.:
New World Fund® - Class R-4	40,760	23,111	17,649	140,337	90,059	50,278
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	24,624	40,227	(15,603)	57,765	61,984	(4,219)
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	71	235	(164)	3,827	4,148	(321)
Oppenheimer Developing Markets Fund - Class A	562,912	880,372	(317,460)	3,743,495	2,741,679	1,001,816
Oppenheimer Developing Markets Fund - Class Y	499,443	700,702	(201,259)	4,299,834	4,038,745	261,089
Oppenheimer Gold & Special Minerals Fund - Class A	9,617	9,365	252	9,559	8,431	1,128
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	3,687	4,988	(1,301)	15,628	17,292	(1,664)
Oppenheimer International Growth Fund - Class Y	18,344	5,689	12,655	39,455	25,832	13,623
Oppenheimer International Small-Mid Company Fund - Class Y	16,479	17,187	(708)	57,020	49,287	7,733
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A	29,167	12,829	16,338	52,262	4,594	47,668
Oppenheimer Main Street Fund®/VA	41,101	41,520	(419)	41,935	42,368	(433)
Oppenheimer Main Street Small Cap Fund®/VA	178,407	236,418	(58,011)	1042970	1107184	-64214
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	10,451	10,557	(106)	10,935	11,049	(114)
Oppenheimer Global Fund/VA	94	438	(344)	6,161	6,226	(65)
Oppenheimer Global Strategic Income Fund/VA	—	—	—	3,938	3,938	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	267,500	196,306	71,194	485,485	378,817	106,668
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class	162,436	292,297	(129,861)	1,747,650	1,879,638	(131,988)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	96,633	65,926	30,707	304,193	335,100	(30,907)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	581,573	1,160,188	(578,615)	5,554,438	6,859,876	(1,305,438)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	43,201	148,991	(105,790)	125,601	178,928	(53,327)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	17,457	19,970	(2,513)	124,605	147,232	(22,627)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	33,199	25,903	7,296	44,501	83,934	(39,433)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—	—	8	8	—
Pioneer High Yield VCT Portfolio - Class I	95,021	316,062	(221,041)	1,077,628	1,112,387	(34,759)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,847	964	1,883	10,846	9,391	1,455
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	1,218,739	320,693	898,046	7,660	14,386	(6,726)
Columbia Large Cap Value Fund - Class K	22,816	696,534	(673,718)	755,772	734,470	21,302
Royce Fund:
Royce Total Return Fund - K Class	1,446	830	616	139	126	13
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	202,644	159,788	42,856	582,840	585,032	(2,192)
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	247,719	266,195	(18,476)	1,591,724	1,256,399	335,325
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	411,370	167,826	243,544	543,270	83,397	459,873
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	1,390	7,933	(6,543)	50,090	57,540	(7,450)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,609	2,358	1,251	22,260	19,433	2,827
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	200,181	179,012	21,169	681,891	685,879	(3,988)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	2,867	2,589	278	37,267	42,247	(4,980)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	218,255	536,138	(317,883)	2,746,252	2,744,708	1,544
Templeton Global Bond Fund - Class A	790,482	1,112,094	(321,612)	6,549,145	6,623,471	(74,326)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	3,134	5,145	(2,011)	7,239	4,154	3,085
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	7	—	7	192	205	(13)
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	287,860	107,570	180,290	312,572	63,084	249,488
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,210,557	1,705,477	505,080	4,709,398	5,205,893	(496,495)
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares	60	38	22	—	—	—
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares	2	1	1	—	—	—
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	150	—	150	4,743	4,559	184
Equity Income Portfolio	384	595	(211)	7,458	8,964	(1,506)
Small Company Growth Portfolio	178	24	154	1,501	1,345	156
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	18,447	3,677	14,770	38,088	23,344	14,744
Victory Sycamore Established Value Fund - Class A	137,810	37,383	100,427	137,269	15,405	121,864
Victory Sycamore Small Company Opportunity Fund - Class R	82	1,744	(1,662)	3,649	3,256	393
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,742,832	7,575,146	(832,314)	10,175,837	11,029,989	(854,152)
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A	109	8,629	(8,520)	16,899	15,794	1,105
Voya Large Cap Value Fund - Class A	487	4,659	(4,172)	13,138	9,087	4,051
Voya Real Estate Fund - Class A	4,667	5,070	(403)	36,892	41,004	(4,112)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	187,063	33,201	153,862	64,977	4,335	60,642
Voya GNMA Income Fund - Class A	61,854	92,151	(30,297)	305,392	316,624	(11,232)
Voya Intermediate Bond Fund - Class A	26,962	25,157	1,805	80,308	78,017	2,291
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	8,682,857	10,545,203	(1,862,346)	45,977,599	47,209,399	(1,231,800)
Voya Intermediate Bond Portfolio - Class S	3,841	36,157	(32,316)	4,874	12,653	(7,779)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	50,964	74,097	(23,133)	241,772	547,022	(305,250)
Voya High Yield Portfolio - Adviser Class	703	456	247	34	200	(166)
Voya High Yield Portfolio - Institutional Class	452,830	646,153	(193,323)	2,685,458	2,297,290	388,168
Voya High Yield Portfolio - Service Class	192,320	241,528	(49,208)	1,355,493	1,397,432	(41,939)
Voya Large Cap Growth Portfolio - Adviser Class	95	2,668	(2,573)	65	570	(505)
Voya Large Cap Growth Portfolio - Institutional Class	3,215,071	4,844,168	(1,629,097)	21,972,507	22,713,257	(740,750)
Voya Large Cap Growth Portfolio - Service Class	136,077	98,030	38,047	646,156	545,707	100,449
Voya Large Cap Value Portfolio - Adviser Class	—	293	(293)	6	188	(182)
Voya Large Cap Value Portfolio - Institutional Class	4,399,552	6,915,673	(2,516,121)	20,383,416	22,412,366	(2,028,950)
Voya Large Cap Value Portfolio - Service Class	16,267	37,742	(21,475)	—	—	—
Voya Limited Maturity Bond Portfolio - Adviser Class	462	65	397	86	—	86
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,228,511	1,867,784	(639,273)	743,614	872,540	(128,926)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	996	22,913	(21,917)	30,422	32,097	(1,675)
Voya U.S. Stock Index Portfolio - Institutional Class	267,834	238,350	29,484	790,828	548,231	242,597
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	385	1,438	(1,053)	205	1,817	(1,612)
VY® Clarion Global Real Estate Portfolio - Adviser Class	8	457	(449)	20	2,621	(2,601)
VY® Clarion Global Real Estate Portfolio - Institutional Class	583,017	1,268,139	(685,122)	4,150,370	4,908,758	(758,388)
VY® Clarion Real Estate Portfolio - Adviser Class	—	273	(273)	—	3,180	(3,180)
VY® Clarion Real Estate Portfolio - Institutional Class	1,463,723	1,478,067	(14,344)	—	2,604,592	(2,604,592)
VY® Clarion Real Estate Portfolio - Service Class	238,155	874,112	(635,957)	—	3,882,790	(3,882,790)
VY® Invesco Growth and Income Portfolio - Institutional Class	202,583	264,268	(61,685)	2,026,507	1,885,225	141,282
VY® Invesco Growth and Income Portfolio - Service Class	155,878	271,113	(115,235)	1,687,128	1,639,203	47,925
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	551	1,383	(832)	752	8,101	(7,349)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	102,288	196,283	(93,995)	209,399	663,174	(453,775)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	301,101	437,189	(136,088)	1,319,753	1,192,028	127,725
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	413	1,338	(925)	665	4	661
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	339,333	270,162	69,171	2,369,423	2,325,065	44,358
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	279,952	265,596	14,356	1,316,678	1,244,351	72,327
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	56	2,105	(2,049)	81	1,469	(1,388)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	9,463	(9,463)	—	1,881	(1,881)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,291,923	1,789,593	502,330	19,279,743	18,722,477	557,266
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,231,426	5,492,918	(261,492)	34,911,145	33,516,092	1,395,053
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	4,404	14,884	(10,480)	1,078	17,070	(15,992)
VY® T. Rowe Price Equity Income Portfolio - Service Class	997,078	1,218,288	(221,210)	5,591,101	5,947,268	(356,167)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	794	120	674	91	1,318	(1,227)
VY® T. Rowe Price International Stock Portfolio - Service Class	80,119	120,148	(40,029)	—	562,599	(562,599)
VY® Templeton Global Growth Portfolio - Institutional Class	2,953	7,620	(4,667)	—	46,428	(46,428)
VY® Templeton Global Growth Portfolio - Service Class	53,699	112,188	(58,489)	—	486,858	(486,858)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	24,561,612	23,410,403	1,151,209	19,999,995	20,476,082	(476,087)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	365	241	124	7,845	13,116	(5,271)
Voya Multi-Manager International Small Cap Fund - Class A	2,293	4,251	(1,958)	15,157	15,450	(293)
Voya Multi-Manager International Small Cap Fund - Class I	144,671	125,061	19,610	190,571	79,986	110,585
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	1,754	719	1,035	5,920,540	6,347,295	(426,755)
Voya Global Bond Portfolio - Initial Class	4,754,221	5,011,738	(257,517)	—	—	—
Voya Global Bond Portfolio - Service Class	27,893	41,635	(13,742)	—	74,475	(74,475)
Voya Index Solution 2025 Portfolio - Initial Class	166,873	132,294	34,579	287,219	214,541	72,678
Voya Index Solution 2025 Portfolio - Service Class	46,263	33,408	12,855	—	—	—
Voya Index Solution 2025 Portfolio - Service 2 Class	55,739	145,253	(89,514)	332,264	363,714	(31,450)
Voya Index Solution 2035 Portfolio - Initial Class	209,775	70,155	139,620	490,932	419,708	71,224
Voya Index Solution 2035 Portfolio - Service Class	52,591	17,799	34,792	334,448	276,172	58,276
Voya Index Solution 2035 Portfolio - Service 2 Class	54,256	89,312	(35,056)	192,638	228,558	(35,920)
Voya Index Solution 2045 Portfolio - Initial Class	170,219	118,600	51,619	431,161	335,562	95,599

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.(continued):
Voya Index Solution 2045 Portfolio - Service Class	38,706	3,866	34,840	165,222	123,991	41,231
Voya Index Solution 2045 Portfolio - Service 2 Class	59,644	93,885	(34,241)	202,018	220,860	(18,842)
Voya Index Solution 2055 Portfolio - Initial Class	146,032	65,907	80,125	263,648	200,652	62,996
Voya Index Solution 2055 Portfolio - Service Class	49,871	28,560	21,311	130,045	89,446	40,599
Voya Index Solution 2055 Portfolio - Service 2 Class	55,536	55,690	(154)	98,461	84,212	14,249
Voya Index Solution Income Portfolio - Initial Class	60,736	100,971	(40,235)	142,735	109,445	33,290
Voya Index Solution Income Portfolio - Service Class	17,270	17,768	(498)	69,290	68,297	993
Voya Index Solution Income Portfolio - Service 2 Class	33,518	48,263	(14,745)	115,828	114,927	901
Voya Solution 2025 Portfolio - Adviser Class	269	1,040	(771)	216	186	30
Voya Solution 2025 Portfolio - Initial Class	167,477	132,519	34,958	735,742	221,790	513,952
Voya Solution 2025 Portfolio - Service Class	1,548,805	2,165,537	(616,732)	8,580,705	9,102,091	(521,386)
Voya Solution 2025 Portfolio - Service 2 Class	221,827	237,844	(16,017)	881,871	1,099,892	(218,021)
Voya Solution 2035 Portfolio - Adviser Class	241	1,320	(1,079)	73	—	73
Voya Solution 2035 Portfolio - Initial Class	174,676	56,333	118,343	484,463	214,043	270,420
Voya Solution 2035 Portfolio - Service Class	1,342,086	1,706,633	(364,547)	8,228,992	8,472,120	(243,128)
Voya Solution 2035 Portfolio - Service 2 Class	291,368	295,918	(4,550)	1,041,089	1,208,160	(167,071)
Voya Solution 2045 Portfolio - Adviser Class	33	678	(645)	40	580	(540)
Voya Solution 2045 Portfolio - Initial Class	166,443	122,344	44,099	506,408	211,284	295,124
Voya Solution 2045 Portfolio - Service Class	1,101,549	1,737,240	(635,691)	5,889,907	5,970,694	(80,787)
Voya Solution 2045 Portfolio - Service 2 Class	162,254	158,821	3,433	623,878	795,685	(171,807)
Voya Solution 2055 Portfolio - Initial Class	66,358	31,097	35,261	128,903	69,549	59,354
Voya Solution 2055 Portfolio - Service Class	475,658	466,888	8,770	1,362,507	1,209,641	152,866
Voya Solution 2055 Portfolio - Service 2 Class	75,929	58,437	17,492	159,117	173,959	(14,842)
Voya Solution Balanced Portfolio - Service Class	82,776	141,546	(58,770)	498,913	437,253	61,660
Voya Solution Income Portfolio - Adviser Class	—	1,331	(1,331)	—	16,041	(16,041)
Voya Solution Income Portfolio - Initial Class	145,605	188,592	(42,987)	820,601	676,651	143,950
Voya Solution Income Portfolio - Service Class	541,335	1,181,620	(640,285)	3,505,652	4,329,875	(824,223)
Voya Solution Income Portfolio - Service 2 Class	103,201	164,549	(61,348)	542,089	630,513	(88,424)
Voya Solution Moderately Conservative Portfolio - Service Class	81,321	144,038	(62,717)	632,079	604,323	27,756
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	21	950	(929)	25	362	(337)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	244,819	260,725	(15,906)	1,872,909	1,758,465	114,444

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® American Century Small-Mid Cap Value Portfolio - Service Class	684,409	842,315	(157,906)	3,822,518	3,854,720	(32,202)
VY® Baron Growth Portfolio - Adviser Class	974	5,067	(4,093)	886	1,204	(318)
VY® Baron Growth Portfolio - Service Class	1,229,102	1,339,128	(110,026)	5,987,318	6,996,800	(1,009,482)
VY® Columbia Contrarian Core Portfolio - Service Class	372,988	429,177	(56,189)	487,739	540,019	(52,280)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	735	(735)	—	426	(426)
VY® Columbia Small Cap Value II Portfolio - Service Class	55,164	69,093	(13,929)	407,665	445,835	(38,170)
VY® Invesco Comstock Portfolio - Adviser Class	732	8,391	(7,659)	555	2,237	(1,682)
VY® Invesco Comstock Portfolio - Service Class	623,188	865,910	(242,722)	2,663,433	2,901,782	(238,349)
VY® Invesco Equity and Income Portfolio - Adviser Class	15,305	18,175	(2,870)	19	8,423	(8,404)
VY® Invesco Equity and Income Portfolio - Initial Class	1,687,901	3,385,785	(1,697,884)	11,458,137	12,859,458	(1,401,321)
VY® Invesco Equity and Income Portfolio - Service Class	13,576	36,766	(23,190)	174,835	192,306	(17,471)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	665	3,261	(2,596)	356	1,706	(1,350)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	96,404	190,395	(93,991)	954,397	164,125	790,272
VY® JPMorgan Mid Cap Value Portfolio - Service Class	568,040	780,619	(212,579)	2,674,107	2,819,484	(145,377)
VY® Oppenheimer Global Portfolio - Adviser Class	594	8,906	(8,312)	698	2,876	(2,178)
VY® Oppenheimer Global Portfolio - Initial Class	3,217,060	5,185,833	(1,968,773)	19,495,737	21,278,566	(1,782,829)
VY® Oppenheimer Global Portfolio - Service Class	4,429	7,033	(2,604)	64,663	58,653	6,010
VY® Pioneer High Yield Portfolio - Initial Class	902,814	957,110	(54,296)	3,289,029	3,120,237	168,792
VY® Pioneer High Yield Portfolio - Service Class	6,703	16,221	(9,518)	35,523	57,682	(22,159)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	169	1,091	(922)	307	2,496	(2,189)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,995,216	3,110,321	(1,115,105)	12,434,802	13,371,869	(937,067)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	7,369	10,717	(3,348)	59,487	56,675	2,812
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	4,016	27,807	(23,791)	10,333	4,496	5,837
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,040,160	4,348,348	(308,188)	19,354,569	19,458,696	(104,127)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	25,630	41,004	(15,374)	146,571	167,823	(21,252)
VY® Templeton Foreign Equity Portfolio - Adviser Class	888	1,979	(1,091)	590	3,295	(2,705)
VY® Templeton Foreign Equity Portfolio - Initial Class	1,922,756	2,696,545	(773,789)	9,083,840	9,707,886	(624,046)
VY® Templeton Foreign Equity Portfolio - Service Class	4,610	11,503	(6,893)	4,523	11,888	(7,365)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	186,564	115,413	71,151	650,964	512,612	138,352

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	916,794	965,008	(48,214)	1,739,178	1,949,308	(210,130)
Voya Strategic Allocation Growth Portfolio - Class I	471,427	685,366	(213,939)	2,925,875	3,261,295	(335,420)
Voya Strategic Allocation Moderate Portfolio - Class I	901,240	1,151,914	(250,674)	3,291,335	3,559,495	(268,160)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,106	6,837	(5,731)	356	5,651	(5,295)
Voya Growth and Income Portfolio - Class I	9,301,928	12,386,080	(3,084,152)	32,973,585	35,866,051	(2,892,466)
Voya Growth and Income Portfolio - Class S	2,972	8,570	(5,598)	16,160	17,728	(1,568)
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	2,978,563	3,607,774	(629,211)	8,823,171	10,291,410	(1,468,239)
Voya Global Equity Portfolio - Class S	74,787	159,547	(84,760)	122,865	192,988	(70,123)
Voya Index Plus LargeCap Portfolio - Class I	2,808,901	3,151,649	(342,748)	29,026,729	29,888,110	(861,381)
Voya Index Plus LargeCap Portfolio - Class S	366	589	(223)	1,175	8,148	(6,973)
Voya Index Plus MidCap Portfolio - Class I	1,331,123	2,104,075	(772,952)	12,337,673	13,400,105	(1,062,432)
Voya Index Plus MidCap Portfolio - Class S	16	47	(31)	8	9,895	(9,887)
Voya Index Plus SmallCap Portfolio - Class I	626,938	980,858	(353,920)	11,914,613	12,576,781	(662,168)
Voya Index Plus SmallCap Portfolio - Class S	33	706	(673)	23	4,607	(4,584)
Voya International Index Portfolio - Class I	1,194,503	1,011,520	182,983	4,195,210	3,817,971	377,239
Voya International Index Portfolio - Class S	24	90	(66)	94	21	73
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,300,333	1,158,973	141,360	10,616,872	10,334,269	282,603
Voya Russell™ Large Cap Growth Index Portfolio - Class S	30,893	23,626	7,267	43,693	45,589	(1,896)
Voya Russell™ Large Cap Index Portfolio - Class I	1,591,999	1,014,378	577,621	7,264,610	6,824,466	440,144
Voya Russell™ Large Cap Index Portfolio - Class S	129,243	129,156	87	155,297	156,666	(1,369)
Voya Russell™ Large Cap Value Index Portfolio - Class I	3,411	5,966	(2,555)	9,904	5,297	4,607
Voya Russell™ Large Cap Value Index Portfolio - Class S	150,542	141,998	8,544	848,441	808,167	40,274
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	114,308	108,684	5,624	589,492	575,658	13,834
Voya Russell™ Mid Cap Index Portfolio - Class I	1,307,304	1,464,644	(157,340)	9,311,229	6,581,476	2,729,753
Voya Russell™ Small Cap Index Portfolio - Class I	1,059,747	737,370	322,377	4,288,308	2,782,762	1,505,546
Voya Small Company Portfolio - Class I	1,288,863	1,722,520	(433,657)	—	—	—
Voya Small Company Portfolio - Class S	309	20	289	598	10,926	(10,328)
Voya U.S. Bond Index Portfolio - Class I	517,873	446,971	70,902	1,587,504	1,647,823	(60,319)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,003,860	1,238,215	(234,355)	9,753,311	7,095,170	2,658,141
Voya MidCap Opportunities Portfolio - Class S	7,052	7,165	(113)	41,471	49,801	(8,330)
Voya SmallCap Opportunities Portfolio - Class I	581,289	648,097	(66,808)	2,862,258	2,691,924	170,334
Voya SmallCap Opportunities Portfolio - Class S	1,178	680	498	308	546	(238)
Wanger Advisors Trust:
Wanger International	367,937	566,517	(198,580)	3,397,213	3,923,124	(525,911)
Wanger Select	178,604	475,320	(296,716)	2,410,241	2,575,521	(165,280)
Wanger USA	552,835	537,821	15,014	2,800,081	2,856,231	(56,150)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	14,184	28,523	(14,339)	130,867	141,495	(10,628)
Washington Mutual Investors FundSM - Class R-4	1,653,844	1,271,247	382,597	6,536,531	5,972,514	564,017
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	539	564	(25)	7,360	9,471	(2,111)
Wells Fargo Small Company Growth Fund - Administrator Class	612,757	197,735	415,022	115,156	87,545	27,611
Wells Fargo Special Small Cap Value Fund - Class A	148,903	363,027	(214,124)	1,255,383	1,443,352	(187,969)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2018, 2017, 2016, 2015, and 2014, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
AB VPS Growth and Income Portfolio - Class A
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
Aberdeen International Equity Fund - Institutional Class
2018		1,322		$9.42		$12,452	2.69%		—			-15.14%
2017		1,117		$11.10		$12,399	1.56%		—			26.28%
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	07/14/2015	249		$8.25		$2,052	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Floating Rate Fund - Class R5
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%
2014	07/29/2014	3	$9.90	to	$9.92	$32	(a)	0.95%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2018		155	$18.25	to	$23.35	$3,104	0.11%	0.15%	to	1.60%	-13.30%	to	-12.09%
2017		171	$21.05	to	$26.80	$3,949	0.14%	0.15%	to	1.70%	13.12%	to	14.86%
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	—	0.15%	to	1.60%	-5.87%	to	-4.45%
2014		211	$17.86	to	$22.40	$4,057	—	0.15%	to	1.70%	2.73%	to	4.35%
Invesco Small Cap Growth Fund - Class A
2018		3		$29.21		$91	—		1.00%			9.90%
2017		3		$32.42		$102	—		1.00%			23.68%
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			(2.82)%
2014		4		$24.48		$90	—		1.00%			6.57%
Invesco International Growth Fund - Class R5
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
Invesco Endeavor Fund - Class A
2018		1	$19.58	to	$20.47	$14	—	0.45%	to	0.95%	-17.87%	to	-17.46%
2017		1	$23.84	to	$24.80	$15	—	0.45%	to	0.95%	16.55%	to	16.93%
2016		1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015		1	$16.77	to	$17.63	$11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
2014		3	$19.14	to	$19.85	$51	—	0.45%	to	1.20%	6.77%	to	7.12%
Invesco Global Health Care Fund - Investor Class
2018		2	$64.01	to	$71.78	$132	—	0.65%	to	1.50%	-1.04%	to	-0.19%
2017		2	$64.67	to	$71.91	$109	—	0.65%	to	1.50%	13.73%	to	14.72%
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
2015		4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
2014		6	$64.44	to	$70.86	$442	—	0.50%	to	1.50%	18.56%	to	19.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
2018		51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015		16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
2014	08/06/2014	4	$9.71	to	$9.77	$35	(a)	0.40%	to	1.40%		(a)
Invesco American Value Fund - Class R5
2018		72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015		85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
2014	06/16/2014	21	$10.83	to	$10.86	$231	(a)	0.95%	to	1.40%		(a)
Invesco Energy Fund - Class R5
2018		10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015		2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%
2014	08/27/2014	—	$7.51	to	$7.53	—	(a)	1.05%	to	1.40%		(a)
Invesco Small Cap Value Fund - Class A
2018		2	$23.68	to	$27.24	$60	—	0.20%	to	1.65%	-26.53%	to	-25.43%
2017		4	$32.23	to	$36.53	$152	—	0.20%	to	1.65%	16.35%	to	17.46%
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015		12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
2014		15	$26.40	to	$28.81	$423	—	0.20%	to	1.75%	5.31%	to	6.90%
Invesco V.I. American Franchise Fund - Series I Shares
2018		553	$17.91	to	$72.66	$26,539	—	0.00%	to	1.50%	-5.06%	to	-3.62%
2017		560	$18.86	to	$75.39	$28,558	—	0.00%	to	1.50%	25.44%	to	27.33%
2016		569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015		652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2018		1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015		2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
Alger Capital Appreciation Fund - Class A
2018		4	$26.77	to	$28.11	$115	—	0.60%	to	1.15%	-2.12%	to	-1.58%
2017		4	$27.35	to	$28.56	$103	—	0.60%	to	1.15%	30.19%	to	30.41%
2016		22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015		56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
2014		64	$20.24	to	$21.20	$1,335	—	0.20%	to	1.15%	11.91%	to	12.55%
Alger Responsible Investing Fund - Class A
2018		234	$15.94	to	$28.81	$6,124	—	0.00%	to	1.50%	-3.15%	to	-1.64%
2017		206	$16.43	to	$29.29	$5,544	—	0.00%	to	1.50%	25.51%	to	27.40%
2016		171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015		176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%
2014		181	$12.85	to	$22.00	$3,775	—	0.00%	to	1.50%	3.22%	to	4.81%
AllianzGI NFJ Dividend Value Fund - Class A
2018		13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015		12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2018		—		$15.13		$6	—		0.80%			-10.10%
2017		—		$16.83		$7	2.04%		0.80%			20.39%
2016		—		$13.98		$6	2.28%		0.80%			13.47%
2015		2		$12.32		$26	3.77%		0.80%			-6.10%
2014		2		$13.12		$27	3.85%		0.80%			10.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2018		9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015		22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
Amana Growth Fund - Investor Class
2018		1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015		2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
Amana Income Fund - Investor Class
2018		3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015		3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
American Balanced Fund® - Class R-3
2018		124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015		266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
American Beacon Small Cap Value Fund - Investor Class
2018		28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015		12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
2014	05/16/2014	6	$10.60	to	$10.61	$64	(a)	0.95%	to	1.00%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2018		2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015		2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
American Century Investments® Income & Growth Fund - A Class
2018		502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015		590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
Fundamental InvestorsSM - Class R-3
2018		47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015		92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
Fundamental InvestorsSM - Class R-4
2018		5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015		4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
American Mutual Fund® - Class R-4
2018		430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015		193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AMG Managers Fairpointe Mid Cap Fund - Class N
2018		1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017		1,477	$22.53	to	$25.27	$34,886	—	0.00%	to	1.50%	9.85%	to	11.52%
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015		2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
Ariel Appreciation Fund - Investor Class
2018		18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015		26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
Ariel Fund - Investor Class
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32%	to	-13.68%
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
Artisan International Fund - Investor Shares
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	0.47%	0.00%	to	1.50%	-5.26%	to	-3.85%
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
BlackRock Equity Dividend Fund - Investor A Shares
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/07/2015	17	$10.07	to	$10.15	$171	(b)	0.10%	to	1.25%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	—	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	$12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	05/05/2015	1,241	$10.04	to	$10.14	$12,497	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	$66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
2014	08/05/2014	2	$10.24	to	$10.30	$21	(a)	0.40%	to	1.40%		(a)
BlackRock Mid Cap Dividend Fund - Investor A Shares
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
Bond Fund of AmericaSM - Class R-4
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
Capital Income Builder® - Class R-4
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	05/21/2015	35	$9.28	to	$9.34	$330	(b)	0.40%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Capital World Growth & Income FundSM - Class R-3
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2018	06/04/2018	5	$9.96	to	$10.08	$53	(e)	0.95%	to	1.25%		(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
Cohen & Steers Realty Shares, Inc.
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class A
2018		3	$22.00	to	$23.31	$58	—	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	—	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%
2014		5	$18.64	to	$18.92	$100	—	0.70%	to	1.00%	-0.48%	to	-0.26%
ColumbiaSM Acorn® Fund - Class Z
2018		—		$19.79		$5	—		0.80%			-5.85%
2017		—		$21.02		$3	—		0.80%			24.23%
2016		—		$16.92		$1	—		0.80%			—
2015		—		$14.93		$7	—		1.25%			-2.74%
2014		4		$15.35		$58	—		1.25%			-0.45%
Columbia Select Mid Cap Value Fund - Class A
2018		448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015		569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
Columbia Select Mid Cap Value Fund - Institutional Class
2018		—		$16.82		$2	—		0.80%			-13.92%
2017		—		$19.54		$2	1.20%		0.80%			12.69%
2016		—		$17.34		$2	0.98%		0.80%			13.33%
2015		—		$15.30		$2	—		0.80%			-5.73%
2014		—		$16.23		$2	—		0.80%			11.47%
CRM Mid Cap Value Fund - Investor Shares
2018		11	$24.18	to	$26.00	$296	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016		13	$22.33	to	$23.83	$298	—	0.70%	to	1.55%	14.22%	to	15.18%
2015		15	$19.55	to	$21.11	306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Davis Financial Fund - Class Y
2018		4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015		—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%
2014	08/28/2014	—		$10.48		—	(a)		0.95%			(a)
Delaware Smid Cap Growth Fund - Institutional Class
2018		870		$13.18		$11,472	—		—			0.46%
2017		714		$13.12		$9,364	—		—			35.40%
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015	07/14/2015	140		$10.10		$1,410	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Delaware Small Cap Value Fund - Class A
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
DWS Small Cap Growth Fund - Class S
2018		1	$11.60	to	$12.16	$16	—	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	—	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
2014	08/15/2014	2	$10.98	to	$11.00	$24	(a)	1.05%	to	1.40%		(a)
Deutsche Equity 500 Index Fund - Class S
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
2014		33		$22.89		$746	1.83%		1.00%			12.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA Inflation-Protected Securities Portfolio - Institutional Class
2018		100		$10.45		$1,050	2.33%		—			-1.23%
2017		63		$10.58		$670	2.58%		—			3.22%
2016		51		$10.25		$525	2.54%		—			4.70%
2015	07/16/2015	3		$9.79		$34	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Emerging Markets Core Equity Portfolio - Institutional Class
2018		188		$10.73		$2,016	2.34%		—			-15.24%
2017		138		$12.66		$1,752	2.38%		—			36.57%
2016		78		$9.27		$723	2.23%		—			12.36%
2015	07/06/2015	23		$8.25		$186	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
U.S. Targeted Value Portfolio - Institutional Class
2018		1,237		$10.57		$13,073	1.11%		—			-15.78%
2017		1,075		$12.55		$13,492	1.25%		—			9.61%
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	07/14/2015	267		$9.03		$2,412	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Dodge & Cox International Stock Fund
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
Dodge & Cox Stock Fund
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2018		—	$22.66	to	$23.78	$2	—	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
EuroPacific Growth Fund® - Class R-3
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
EuroPacific Growth Fund® - Class R-4
2018		13,659	$10.00	to	$24.42	275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
Federated International Leaders Fund - Institutional Shares
2018		—	$10.33	to	$10.44	$2	—	0.75%	to	1.15%		-21.27%
2017	10/04/2017	—		$13.26		—	(d)		0.75%			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity Advisor® New Insights Fund - Class I
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2018		6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015		8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
Fidelity® VIP Growth Portfolio - Initial Class
2018		8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015		9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
Fidelity® VIP High Income Portfolio - Initial Class
2018		475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015		732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
Fidelity® VIP Overseas Portfolio - Initial Class
2018		1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015		1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%
2014		32,591	$14.21	to	$60.97	$1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2018		4,372	$55.49	to	$56.25	$243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015		3,999	$44.24	to	$44.32	$176,926	2.04%	0.85%	to	1.20%		0.14%
2014		3,986	$44.11	to	$44.18	$176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2018		456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015		723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		1.04%
2014		759	$29.83	to	$29.88	$22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
Franklin Mutual Global Discovery Fund - Class R
2018		54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015		72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
2014		108	$13.50	to	$25.31	$2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
Franklin Biotechnology Discovery Fund - Advisor Class
2018		25	$9.08	to	$12.11	$274	—	0.40%	to	1.40%	-16.70%	to	-15.88%
2017		24	$10.90	to	$14.45	$320	—	0.40%	to	1.40%	17.46%	to	18.63%
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015		21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
2014	09/10/2014	7	$10.88	to	$14.12	$97	(a)	0.95%	to	1.25%		(a)
Franklin Natural Resources Fund - Advisor Class
2018		2	$5.18	to	$5.39	$12	—	0.55%	to	1.40%	-24.60%	to	-23.87%
2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015		1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
2014	08/27/2014	—	$7.30	to	$7.31	$3	(a)	1.15%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2018		11	$23.15	to	$27.89	$278	—	0.20%	to	1.45%	-5.97%	to	-4.78%
2017		12	$24.62	to	$29.29	$335	—	0.20%	to	1.45%	19.81%	to	21.28%
2016		12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015		13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%
2014		14	$20.69	to	$23.71	$306	—	0.20%	to	1.45%	5.99%	to	7.29%
Franklin Small Cap Value VIP Fund - Class 2
2018		2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015		3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
Goldman Sachs Growth Opportunities Fund - Class IR
2018		1	$12.41	to	$12.91	$16	—	0.40%	to	1.25%	-6.27%	to	-5.49%
2017		4	$13.17	to	$13.66	$54	—	0.40%	to	1.40%	25.50%	to	26.60%
2016		1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015		1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
2014	08/27/2014	—	$11.28	to	$11.29	$3	(a)	1.10%	to	1.25%		(a)
Growth Fund of America® - Class R-3
2018		364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015		632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
Growth Fund of America® - Class R-4
2018		14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015		16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2018		—		$20.55		—	—		0.65%			-5.52%
2017		—		$21.75		—	0.48%		0.65%			20.43%
2016		—		$18.06		—	0.19%		0.65%			3.44%
2015		—		$17.46		—	—		0.65%			0.69%
2014		—		$17.34		—	—		0.65%			6.64%
The Hartford Dividend And Growth Fund - Class R4
2018		—		$22.23		$7	—		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			2.14%
2014		—		$18.23		$5	—		0.65%			11.64%
The Hartford International Opportunities Fund - Class R4
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	01/06/2016	15	$10.33	to	$10.39	$157	(c)	0.40%	to	1.50%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Income Fund of America® - Class R-3
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
Ivy Science and Technology Fund - Class Y
2018		941	$12.65	to	$13.51	$12,191	—	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	—	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
2014	08/15/2014	3	$10.84	to	$10.85	$31	(a)	0.95%	to	1.15%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Balanced Portfolio - Institutional Shares
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
Janus Henderson Enterprise Portfolio - Institutional Shares
2018		4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015		5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2018		—	$24.27	to	$32.28	$13	—	0.50%	to	1.25%	-2.24%	to	-1.53%
2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015		1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
Janus Henderson Global Research Portfolio - Institutional Shares
2018		2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015		3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
Janus Henderson Research Portfolio - Institutional Shares
2018		2	$18.47	to	$41.36	$66	—	0.50%	to	1.25%	-3.79%	to	-3.06%
2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
2015		3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
2014		3	$14.52	to	$35.95	$82	—	0.50%	to	1.25%	11.61%	to	12.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Equity Income Fund - Select Class
2018		116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015		23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%
2014	08/11/2014	6	$11.00	to	$11.03	$68	(a)	0.95%	to	1.25%		(a)
JPMorgan Government Bond Fund - Select Class
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
2014		42		$10.02		$426	1.50%		0.95%			4.59%
Lazard International Equity Portfolio - Open Shares
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(c)	0.30%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
ClearBridge Aggressive Growth Fund - Class I
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
2014	08/15/2014	9	$11.02	to	$11.10	$96	(a)	0.10%	to	1.25%		(a)
LKCM Aquinas Catholic Equity Fund
2018		2		$11.20		$26	—		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
2016	07/29/2016	42	$10.33	to	$10.35	$433	(c)	0.90%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2018		535	$17.77	to	$20.31	$10,075	—	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	—	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
2014	05/19/2014	37	$9.99	to	$10.01	$373	(a)	0.95%	to	1.20%		(a)
Lord Abbett Developing Growth Fund - Class A
2018		4	$27.21	to	$30.68	$108	—	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	—	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
2014		11	$23.92	to	$25.56	$274	—	0.20%	to	1.55%	1.97%	to	3.06%
Lord Abbett Core Fixed Income Fund - Class A
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
Lord Abbett Short Duration Income Fund - Class R4
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	05/09/2016	256	$10.06	to	$10.14	$2,586	(c)	0.25%	to	1.50%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Mid Cap Stock Fund - Class A
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
Lord Abbett Small Cap Value Fund - Class A
2018		29	$25.58	to	$29.91	$820	—	0.55%	to	1.60%	-13.29%	to	-12.36%
2017		30	$29.49	to	$34.13	$981	—	0.55%	to	1.60%	4.65%	to	5.73%
2016		40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015		45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
2014		47	$24.45	to	$27.41	$1,254	—	0.55%	to	1.60%	0.29%	to	1.33%
Lord Abbett Fundamental Equity Fund - Class A
2018		10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015		17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2018		2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
2015		4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
MainStay Large Cap Growth Fund - Class R3
2018		—		$28.90		$2	—		—			3.07%
2017		—		$28.04		$2	—		—			31.71%
2016		—		$21.29		$2	—		—			-2.92%
2015		—		$21.93		$2	—		—			5.58%
2014		—		$20.77		$2	—		—			9.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Massachusetts Investors Growth Stock Fund - Class A
2018		3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015		6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
Metropolitan West Total Return Bond Fund - Class I
2018		1,935		$10.49		$20,298	2.72%		—			0.10%
2017		1,580		$10.48		$16,550	2.15%		—			3.46%
2016		1,041		$10.13		$10,546	1.90%		—			2.53%
2015	07/14/2015	368		$9.88		$3,636	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Metropolitan West Total Return Bond Fund - Class M
2018		2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015		1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
MFS® New Discovery Fund - Class R3
2018		9	$13.13	to	$13.53	$116	—	0.75%	to	1.40%	-2.96%	to	-2.55%
2017		8	$13.53	to	$13.83	$107	—	0.80%	to	1.40%	24.43%	to	24.82%
2016		5	$10.93	to	$11.02	$50	—	0.95%	to	1.25%	7.26%	to	7.62%
2015		4	$10.19	to	$10.24	$38	—	0.95%	to	1.25%	-3.32%	to	-3.12%
2014	08/13/2014	—	$10.55	to	$10.57	$1	(a)	0.95%	to	1.20%		(a)
MFS® International Value Fund - Class R3
2018		54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015		9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
2014	08/15/2014	1	$9.77	to	$9.78	$13	(a)	0.95%	to	1.20%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Genesis Fund - Trust Class
2018		17	$20.34	to	$21.66	$373	—	0.95%	to	1.70%	-8.30%	to	-7.63%
2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015		29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%
2014		27	$17.09	to	$18.14	$473	—	0.35%	to	1.70%	-1.23%	to	-0.66%
Neuberger Berman Sustainable Equity Fund - Institutional Class
2018		212		$12.57		$2,662	0.78%		—			-5.63%
2017		184		$13.32		$2,449	0.99%		—			18.72%
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	07/15/2015	38		$10.17		$385	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Neuberger Berman Sustainable Equity Fund - Trust Class
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
New Perspective Fund® - Class R-3
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	0.33%	0.00%	to	1.40%	3.56%	to	5.05%
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
New Perspective Fund® - Class R-4
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
New World Fund® - Class R-4
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%
2014	08/13/2014	3	$9.46	to	$9.53	$27	(a)	0.10%	to	1.25%		(a)
Nuveen Global Infrastructure Fund - Class I
2018		159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015		107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
2014	05/15/2014	115	$10.45	to	$10.46	$1,197	(a)	1.00%	to	1.20%		(a)
Oppenheimer Capital Appreciation Fund - Class A
2018		3	$18.88	to	$19.89	$66	—	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	—	0.85%	to	1.20%	2.00%	to	2.33%
2014		6	$16.51	to	$17.35	$104	—	0.75%	to	1.20%	13.63%	to	14.22%
Oppenheimer Developing Markets Fund - Class A
2018		4,037	$10.47	to	$95.87	$216,966	0.25%	0.00%	to	1.75%	-13.67%	to	-12.14%
2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
2015		3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
Oppenheimer Developing Markets Fund - Class Y
2018		3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015		3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Gold & Special Minerals Fund - Class A
2018		8	$5.27	to	$5.69	$45	0.00%	0.80%	to	1.65%		-14.29%
2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015		6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
2014		4	$4.82	to	$5.20	$21	—	0.20%	to	1.75%	-16.75%	to	-15.58%
Oppenheimer International Bond Fund - Class A
2018		12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015		5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
Oppenheimer International Growth Fund - Class Y
2018		55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015		12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
2014	07/15/2014	1	$9.09	to	$9.11	$10	(a)	0.95%	to	1.20%		(a)
Oppenheimer International Small-Mid Company Fund - Class Y
2018		40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015		15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
2014	08/01/2014	1	$9.75	to	$9.77	$12	(a)	0.95%	to	1.40%		(a)
Oppenheimer Main Street Fund® - Class A
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	05/13/2016	17		$11.02		$182	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2018		3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015		5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
Oppenheimer Main Street Small Cap Fund®/VA
2018		1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015		1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2018		1	$8.98	to	$18.34	$14	—	1.25%	to	1.50%	-7.52%	to	-7.28%
2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016		2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015		2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
2014		2	$7.23	to	$14.61	$15	—	1.25%	to	1.50%	4.33%	to	4.43%
Oppenheimer Global Fund/VA
2018		6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015		7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
Oppenheimer Global Strategic Income Fund/VA
2018		4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015		4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity FundSM - Investor Shares
2018		1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015		1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
Pax Balanced Fund - Investor Class
2018		2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015		2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2018		257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015		98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
2014	06/30/2014	2	$7.36	to	$7.38	$14	(a)	0.95%	to	1.25%		(a)
PIMCO Real Return Portfolio - Administrative Class
2018		4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015		6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
Pioneer Equity Income Fund - Class Y
2018		689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%
2015		726		$14.21		$10,306	2.05%		0.85%			-0.28%
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A
2018		37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015		102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
Pioneer Strategic Income Fund - Class A
2018		41	$12.50	to	$14.23	$562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015		94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
Pioneer Equity Income VCT Portfolio - Class I
2018		—		$26.03		—	—		1.05%			-9.52%
2017		—		$28.77		—	1.70%		1.05%			14.26%
2016		—		$25.18		—	5.57%		1.05%			18.55%
2015		3		$21.24		$56	3.08%		1.05%			-0.56%
2014	10/06/2014	—		$21.36		$9	(a)		1.05%			(a)
Pioneer High Yield VCT Portfolio - Class I
2018		770	$16.00	to	$22.06	14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017		991	$16.70	to	$22.84	20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015		1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
PGIM Jennison Utility Fund - Class Z
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32%
2014	08/14/2014	2	$9.91	to	$10.70	$23	(a)	0.95%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Large Cap Value Fund - Advisor Class
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
2014		8	$13.99	to	$14.46	$114	—	0.10%	to	0.60%		—
Royce Total Return Fund - K Class
2018		—		$8.77		$3	(f)		1.10%			(f)
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			8.84%
2014		—		$17.99		$2	—		1.40%			0.39%
Ave Maria Rising Dividend Fund
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	09/15/2015	48	$9.12	to	$9.20	$437	(b)	0.25%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
SMALLCAP World Fund® - Class R-4
2018		1,366	$10.38	to	$18.05	$20,382	—	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	—	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%
2014		872	$13.14	to	$14.52	$11,841	—	0.00%	to	1.50%	0.31%	to	1.82%
T. Rowe Price Institutional Large-Cap Growth Fund
2018		1,833		$16.46		$30,175	0.29%		—			4.31%
2017		1,590		$15.78		$25,083	0.29%		—			37.82%
2016		1,130		$11.45		$12,935	0.35%		—			2.88%
2015	07/14/2015	358		$11.13		$3,984	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2018		27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
2015		37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
T. Rowe Price Value Fund - Advisor Class
2018		19		$20.49		$399	1.22%		1.00%			-10.56%
2017		18		$22.91		$418	1.06%		1.00%			17.49%
2016		15		$19.50		$301	1.52%		1.00%			9.61%
2015		14		$17.79		$254	1.37%		1.00%			-2.95%
2014		18		$18.33		$330	0.98%		1.00%			12.04%
TCW Total Return Bond Fund - Class N
2018		614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
2015	09/11/2015	249	$9.90	to	$10.00	$2,471	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Templeton Foreign Fund - Class A
2018		25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
2015		32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
Templeton Global Bond Fund - Advisor Class
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
Third Avenue Real Estate Value Fund - Institutional Class
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
2014	08/27/2014	—	$10.49	to	$10.50	$4	(a)	0.95%	to	1.15%		(a)
Thornburg International Value Fund - Class R4
2018		—		$12.19		$2	—		1.15%			-21.00%
2017		—		$15.43		$3	0.75%		1.15%			23.64%
2016		—		$12.48		$3	0.29%		1.15%			-3.85%
2015		4	$12.98	to	$13.41	$51	—	0.60%	to	1.15%	5.10%	to	5.67%
2014		4	$12.35	to	$12.69	$45	—	0.60%	to	1.15%		-6.42%
Touchstone Value Fund - Institutional Class
2018		985		$12.21		$12,022	2.08%		—			-5.35%
2017		804		$12.90		$10,377	2.02%		—			14.36%
2016		555		$11.28		$6,257	3.02%		—			13.48%
2015	07/14/2015	160		$9.94		$1,586	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
USAA Precious Metals and Minerals Fund - Adviser Shares
2018		4,033	$3.17	to	$3.49	$13,275	—	0.25%	to	1.50%	-13.55%	to	-12.31%
2017		3,528	$3.66	to	$3.98	$13,321	—	0.25%	to	1.50%	7.96%	to	9.37%
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Vanguard® Total Bond Market Index Fund - Investor Shares
2018	5/25/2018	—		$10.16		—	(e)		1.00%			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
Diversified Value Portfolio
2018		5	$19.91	to	$23.22	$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
2017		5	$22.35	to	$25.80	$120	(e)	0.95%	to	2.00%	10.92%	to	12.13%
2016		4	$20.15	to	$23.01	$103	(e)	0.95%	to	2.00%	10.71%	to	11.86%
2015		6	$18.20	to	$20.57	$116	(e)	0.95%	to	2.00%	-4.36%	to	-3.38%
2014		5	$19.03	to	$21.29	$116	(e)	0.95%	to	2.00%	7.64%	to	8.79%
Equity Income Portfolio
2018		6	$23.98	to	$27.37	$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
2015		11	$19.90	to	$22.37	$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
Small Company Growth Portfolio
2018		2	$25.58	to	$29.83	$47	—	0.95%	to	2.00%	-9.10%	to	-8.16%
2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
2015		1	$20.64	to	$23.33	$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%
2014		1	$21.65	to	$24.22	$24	—	0.95%	to	2.00%	1.36%	to	2.41%
Victory Integrity Small-Cap Value Fund - Class Y
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75%
2014	08/22/2014	1	$10.75	to	$10.81	$6	(a)	0.10%	to	0.95%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Sycamore Established Value Fund - Class A
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	05/19/2016	144		$11.64		$1,674	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Victory Sycamore Small Company Opportunity Fund - Class R
2018		—	$23.87	to	$24.85	$8	—	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
2014		1	$19.05	to	$19.38	$25	—	0.80%	to	1.15%	4.96%	to	5.33%
Voya Balanced Portfolio - Class I
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
Voya Large Cap Value Fund - Class A
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%
2014		—		$13.27		$7	—		0.50%			9.04%
Voya Real Estate Fund - Class A
2018		25	$23.73	to	$29.90	$678	2.93%	0.00%	to	1.55%	-9.70%	to	-8.28%
2017		25	$26.28	to	$32.60	$755	2.88%	0.00%	to	1.55%	3.18%	to	4.79%
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Floating Rate Fund - Class A
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	06/01/2016	14		$10.47		$149	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Voya GNMA Income Fund - Class A
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
Voya Intermediate Bond Fund - Class A
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
Voya Intermediate Bond Portfolio - Class I
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
Voya Intermediate Bond Portfolio - Class S
2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
2015		187		$14.26		$2,668	4.66%		0.35%			-0.14%
2014		69		$14.28		$981	3.04%		0.35%			6.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Perspectives® Portfolio - Class I
2018		181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015		236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
2014	05/12/2014	91	$10.13	to	$10.21	$922	(a)	0.25%	to	1.50%		(a)
Voya High Yield Portfolio - Adviser Class
2018		3		$13.28		$41	5.00%		0.35%			-3.84%
2017		3		$13.81		$39	6.55%		0.35%			5.42%
2016		3		$13.10		$39	7.07%		0.35%			13.81%
2015		3		$11.51		$34	5.13%		0.35%			-2.70%
2014		4		$11.83		$44	6.67%		0.35%			0.51%
Voya High Yield Portfolio - Institutional Class
2018		2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015		2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
Voya High Yield Portfolio - Service Class
2018		993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017		1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015		1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
Voya Large Cap Growth Portfolio - Adviser Class
2018		3		$24.08		$78	—		0.35%			-2.39%
2017		6		$24.67		$143	0.07%		0.35%			28.56%
2016		6		$19.19		$121	—		0.35%			2.95%
2015		9		$18.64		$163	—		0.35%			5.37%
2014		12		$17.69		$210	—		0.35%			12.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2018		20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015		23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
Voya Large Cap Growth Portfolio - Service Class
2018		460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
2015		290	$11.96	to	$28.94	$5,927	0.35%	0.00%	to	1.50%	4.52%	to	6.12%
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
Voya Large Cap Value Portfolio - Adviser Class
2018		1		$12.64		$15	—		0.35%			-8.67%
2017		1		$13.84		$21	1.85%		0.35%			12.43%
2016		2		$12.31		$21	1.80%		0.35%			12.83%
2015		2		$10.91		$21	—		0.35%			-5.38%
2014		2		$11.53		$24	—		0.35%			8.98%
Voya Large Cap Value Portfolio - Institutional Class
2018		17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015		24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
Voya Large Cap Value Portfolio - Service Class
2018		85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015		132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Limited Maturity Bond Portfolio - Adviser Class
2018		1		$10.19		$15	—		0.35%			0.39%
2017		1		$10.15		$11	1.36%		0.35%			0.59%
2016		1		$10.09		$10	0.48%		0.35%			0.50%
2015		4		$10.04		$37	—		0.35%			-0.20%
2014		2		$10.06		$19	—		0.35%			—
Voya U.S. Stock Index Portfolio - Institutional Class
2018		1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015		842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2018		2		$10.24		$20	—		0.35%			-2.75%
2017		3		$10.53		$32	0.90%		0.35%			1.84%
2016		5		$10.34		$48	—		0.35%			2.89%
2015		4		$10.05		$38	—		0.35%			-3.18%
2014		4		$10.38		$43	1.85%		0.35%			1.76%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2018		4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015		6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
VY® Clarion Real Estate Portfolio - Adviser Class
2018		2		$14.89		$35	2.60%		0.35%			-8.31%
2017		3		$16.24		$42	2.55%		0.35%			4.44%
2016		6		$15.55		$90	1.52%		0.35%			3.53%
2015		3		$15.02		$39	2.17%		0.35%			2.25%
2014		4		$14.69		$53	2.20%		0.35%			28.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Institutional Class
2018		81	$15.34	to	$17.45	$1,419	2.96%	0.95%	to	1.95%	-9.23%	to	-8.30%
2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%
2015		129	$15.95	to	$17.60	$2,262	1.54%	0.95%	to	1.95%	1.14%	to	2.21%
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
VY® Clarion Real Estate Portfolio - Service Class
2018		2,224	$14.85	to	$19.07	$37,743	2.60%	0.00%	to	1.50%	-9.00%	to	-7.65%
2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
2015		3,616	$15.07	to	$18.83	$62,453	1.32%	0.00%	to	1.50%	1.43%	to	2.95%
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
VY® Invesco Growth and Income Portfolio - Institutional Class
2018		1,580	$17.29	to	$17.80	$27,328	1.75%	0.00%	to	0.45%	-13.72%	to	-13.30%
2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
2015		1,486	$14.74	to	$14.96	$21,900	3.52%	0.00%	to	0.45%	-3.09%	to	-2.67%
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
VY® Invesco Growth and Income Portfolio - Service Class
2018		1,248	$15.90	to	$23.71	$26,073	1.47%	0.00%	to	1.50%	-14.86%	to	-13.59%
2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
2015		1,411	$13.84	to	$20.09	$25,661	3.25%	0.00%	to	1.50%	-4.41%	to	-2.90%
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2018		8		$19.69		$151	0.57%		0.35%			-17.37%
2017		8		$23.83		$202	0.32%		0.35%			41.93%
2016		16		$16.79		$266	0.93%		0.35%			12.23%
2015		15		$14.96		$223	0.74%		0.35%			-16.33%
2014		18		$17.88		$321	0.68%		0.35%			0.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2018		561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015		1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2018		890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015		883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2018		1		$18.72		$24	—		0.35%			-11.15%
2017		2		$21.06		$46	0.19%		0.35%			14.82%
2016		2		$18.35		$28	0.16%		0.35%			20.72%
2015		3		$15.20		$41	—		0.35%			-4.34%
2014		1		$15.89		$24	—		0.35%			7.51%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2018		2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015		1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
2014		27		$14.83		$403	1.07%		0.35%			11.42%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2018		40		$19.98		$803	1.76%		0.35%			-10.00%
2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
2015		77		$16.30		$1,257	1.72%		0.35%			-7.60%
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2018		3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015		4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2018		8		$10.81		$91	1.06%		0.35%			-14.81%
2017		8		$12.69		$98	0.84%		0.35%			27.03%
2016		9		$9.99		$89	1.10%		0.35%			1.22%
2015		9		$9.87		$91	0.96%		0.35%			-1.69%
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
VY® T. Rowe Price International Stock Portfolio - Service Class
2018		412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015		476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
VY® Templeton Global Growth Portfolio - Institutional Class
2018		26	$9.26	to	$21.19	$520	3.10%	0.60%	to	1.40%	-15.36%	to	-14.63%
2017		30	$10.94	to	$24.82	$704	1.98%	0.60%	to	1.40%	16.85%	to	17.74%
2016		36	$9.40	to	$21.31	$713	3.95%	0.50%	to	1.40%	9.81%	to	10.64%
2015		41	$8.56	to	$19.17	$732	2.99%	0.55%	to	1.45%	-8.63%	to	-7.79%
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
VY® Templeton Global Growth Portfolio - Service Class
2018		311	$11.82	to	$14.42	$4,050	2.87%	0.25%	to	1.50%	-15.65%	to	-14.57%
2017		369	$14.56	to	$16.88	$5,690	1.67%	0.25%	to	1.50%	16.47%	to	17.96%
2016		370	$12.51	to	$14.31	$4,876	3.45%	0.00%	to	1.50%	9.26%	to	10.90%
2015		430	$11.38	to	$12.94	$5,153	2.74%	0.00%	to	1.50%	-8.95%	to	-7.55%
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
Voya Government Money Market Portfolio - Class I
2018		16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
2015		15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%
2014		16,143	$9.74	to	$56.50	$236,364	—	0.00%	to	1.80%	-1.51%	to	0.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Real Estate Fund - Class A
2018		2	$20.84	to	$21.35	$51	3.81%	0.35%	to	0.60%	-9.47%	to	-9.30%
2017		2	$22.55	to	$23.54	$54	2.79%	0.35%	to	0.85%	9.20%	to	9.74%
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
Voya Multi-Manager International Small Cap Fund - Class A
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
Voya Multi-Manager International Small Cap Fund - Class I
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	06/06/2016	3	$10.13	to	$10.20	$28	(c)	0.30%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Voya Global Bond Portfolio - Adviser Class
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
2014		19		$14.21		$272	0.34%		0.35%			0.42%
Voya Global Bond Portfolio - Initial Class
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
2018		27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015		70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
Voya Index Solution 2025 Portfolio - Initial Class
2018		545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015		335	$14.37	to	$18.92	$5,964	2.39	0.10%	to	1.40%	-2.65%	to	-1.36%
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
Voya Index Solution 2025 Portfolio - Service Class
2018		216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015		125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
Voya Index Solution 2025 Portfolio - Service 2 Class
2018		150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015		246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
Voya Index Solution 2035 Portfolio - Initial Class
2018		668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015		374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service Class
2018		281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015		181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
Voya Index Solution 2035 Portfolio - Service 2 Class
2018		83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015		146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
Voya Index Solution 2045 Portfolio - Initial Class
2018		595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015		328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
Voya Index Solution 2045 Portfolio - Service Class
2018		159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015		63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
Voya Index Solution 2045 Portfolio - Service 2 Class
2018		97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015		122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Initial Class
2018		277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015		91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
Voya Index Solution 2055 Portfolio - Service Class
2018		122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015		46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
Voya Index Solution 2055 Portfolio - Service 2 Class
2018		62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015		33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
Voya Index Solution Income Portfolio - Initial Class
2018		230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015		213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
Voya Index Solution Income Portfolio - Service Class
2018		60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015		90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Service 2 Class
2018		71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015		100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
Voya Solution 2025 Portfolio - Adviser Class
2018		28		$16.43		$457	1.88%		0.35%			-6.33%
2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015		30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
Voya Solution 2025 Portfolio - Initial Class
2018		760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015		206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
Voya Solution 2025 Portfolio - Service Class
2018		7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015		8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
Voya Solution 2025 Portfolio - Service 2 Class
2018		455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015		850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Adviser Class
2018		23		$17.16		$401	1.63%		0.35%			-8.87%
2017		24		$18.83		$460	1.33%		0.35%			18.80%
2016		24		$15.85		$386	2.44%		0.35%			5.67%
2015		12		$15.00		$175	2.79%		0.35%			-1.12%
2014		12		$15.17		$183	1.51%		0.35%			4.98%
Voya Solution 2035 Portfolio - Initial Class
2018		635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015		303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
Voya Solution 2035 Portfolio - Service Class
2018		7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015		8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
Voya Solution 2035 Portfolio - Service 2 Class
2018		614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015		782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
Voya Solution 2045 Portfolio - Adviser Class
2018		1	$16.68	to	$17.19	$15	—	0.35%	to	1.25%	-11.61%	to	-10.84%
2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015		2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Initial Class
2018		517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015		158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
Voya Solution 2045 Portfolio - Service Class
2018		5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015		5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
Voya Solution 2045 Portfolio - Service 2 Class
2018		278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015		447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
Voya Solution 2055 Portfolio - Initial Class
2018		179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015		97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
Voya Solution 2055 Portfolio - Service Class
2018		1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015		896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service 2 Class
2018		89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015		74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
Voya Solution Balanced Portfolio - Service Class
2018		377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015		381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
Voya Solution Income Portfolio - Adviser Class
2018		50		$15.71		$785	2.22%		0.35%			-3.56%
2017		51		$16.29		$836	1.92%		0.35%			8.67%
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%
2015		67		$14.43		$967	0.85%		0.35%			-0.62%
2014		14		$14.52		$206	2.34%		0.35%			5.14%
Voya Solution Income Portfolio - Initial Class
2018		654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015		568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
Voya Solution Income Portfolio - Service Class
2018		2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015		5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service 2 Class
2018		259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015		525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
Voya Solution Moderately Conservative Portfolio - Service Class
2018		467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015		480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2018		2		$24.93		$39	1.79%		0.35%			-14.80%
2017		3		$29.26		$73	0.89%		0.35%			10.50%
2016		3		$26.48		$75	1.35%		0.35%			23.28%
2015		4		$21.48		$78	1.73%		0.35%			-2.32%
2014		7		$21.99		$153	1.37%		0.35%			11.74%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2018		1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015		1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2018		1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015		1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Adviser Class
2018		11		$26.01		$277	—		0.35%			-2.47%
2017		15		$26.67		$393	0.60%		0.35%			27.42%
2016		15		$20.93		$315	—		0.35%			4.70%
2015		17		$19.99		$336	—		0.35%			-5.62%
2014		20		$21.18		$420	—		0.35%			3.67%
VY® Baron Growth Portfolio - Service Class
2018		3,388	$13.26	to	$44.00	$122,163	—	0.00%	to	1.50%	-3.36%	to	-1.90%
2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016		4,507	$10.81	to	$34.98	$123,986	—	0.00%	to	1.50%	3.77%	to	5.33%
2015		5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
VY® Columbia Contrarian Core Portfolio - Service Class
2018		345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015		519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2018		8		$16.28		$125	—		0.35%			-18.27%
2017		8		$19.92		$167	0.16%		0.35%			10.30%
2016		9		$18.06		$159	0.04%		0.35%			22.94%
2015		19		$14.69		$272	0.38%		0.35%			-3.55%
2014		17		$15.23		$254	0.38%		0.35%			3.75%
VY® Columbia Small Cap Value II Portfolio - Service Class
2018		321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015		384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Comstock Portfolio - Adviser Class
2018		11		$20.01		$228	0.90%		0.35%			-12.89%
2017		19		$22.97		$438	0.97%		0.35%			16.90%
2016		21		$19.65		$408	2.11%		0.35%			17.10%
2015		26		$16.78		$429	2.20%		0.35%			-6.52%
2014		27		$17.95		$482	1.94%		0.35%			8.46%
VY® Invesco Comstock Portfolio - Service Class
2018		2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015		3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
VY® Invesco Equity and Income Portfolio - Adviser Class
2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%
2015		89		$17.16		$1,534	1.81%		0.35%			-2.89%
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
VY® Invesco Equity and Income Portfolio - Initial Class
2018		13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015		18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
2014		20,175	$10.23	to	$20.91	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
VY® Invesco Equity and Income Portfolio - Service Class
2018		75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015		110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2018		10		$24.15		$244	1.01%		0.35%			-12.66%
2017		13		$27.65		$351	0.37%		0.35%			13.00%
2016		14		$24.47		$344	0.46%		0.35%			14.03%
2015		14		$21.46		$301	0.28%		0.35%			-3.59%
2014		18		$22.26		$406	0.52%		0.35%			14.27%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2018		1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
2015		490		$14.51		$7,118	0.92%		0.85%			-3.65%
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2018		1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015		2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
VY® Oppenheimer Global Portfolio - Adviser Class
2018		11		$20.52		$219	1.49%		0.35%			-13.89%
2017		19		$23.83		$453	0.74%		0.35%			35.32%
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
2015		30		$17.72		$532	1.10%		0.35%			3.20%
2014		33		$17.17		$559	0.86%		0.35%			1.48%
VY® Oppenheimer Global Portfolio - Initial Class
2018		22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015		28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%
2014		30,400	$12.85	to	$21.68	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Service Class
2018		53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015		51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
VY® Pioneer High Yield Portfolio - Initial Class
2018		1,779	$18.34	to	$23.54	$36,471	5.32%	0.00%	to	1.95%	-4.58%	to	-2.66%
2017		1,834	$19.22	to	$24.19	$39,046	4.95%	0.00%	to	1.95%	5.26%	to	7.39%
2016		1,665	$18.24	to	$22.53	$33,378	5.04%	0.00%	to	1.95%	12.09%	to	14.31%
2015		1,881	$16.11	to	$19.71	$33,264	5.22%	0.00%	to	1.95%	-6.49%	to	-4.61%
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
VY® Pioneer High Yield Portfolio - Service Class
2018		9	$19.35	to	$21.68	$199	4.23%	0.40%	to	1.30%	-4.16%	to	-3.30%
2017		19	$20.19	to	$22.56	$416	4.38%	0.35%	to	1.30%	5.89%	to	6.82%
2016		41	$19.18	to	$21.34	$856	4.62%	0.25%	to	1.25%	12.49%	to	13.63%
2015		41	$16.89	to	$18.78	$756	4.92%	0.25%	to	1.35%	-6.06%	to	-5.06%
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2018		11		$27.68		$292	—		0.35%			-4.12%
2017		11		$28.87		$331	0.25%		0.35%			23.69%
2016		14		$23.34		$319	0.02%		0.35%			6.58%
2015		17		$21.90		$379	—		0.35%			1.15%
2014		18		$21.65		$386	—		0.35%			10.91%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2018		13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%
2015		17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
2014		17,649	$16.72	to	$25.96	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2018		49	$20.15	to	$31.29	$1,206	—	0.25%	to	1.25%	-4.68%	to	-3.66%
2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
2015		50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
2014		53	$16.17	to	$24.79	$1,070	—	0.00%	to	1.30%	10.19%	to	11.67%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2018		32		$29.25		$928	—		0.35%			-1.91%
2017		56		$29.82		$1,656	—		0.35%			32.42%
2016		50		$22.52		$1,119	—		0.35%			0.67%
2015		64		$22.37		$1,424	—		0.35%			9.87%
2014		73		$20.36		$1,484	—		0.35%			7.78%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2018		8,845	$22.50	to	$72.09	$449,287	0.25%	0.00%	to	1.50%	-2.60%	to	-1.08%
2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
2016		9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015		9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
2014		9,293	$15.91	to	$48.96	$337,335	—	0.00%	to	1.50%	7.06%	to	8.71%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2018		102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017		118	$29.11	to	$35.61	$3,994	—	0.00%	to	1.45%	31.30%	to	33.22%
2016		139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015		167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%
2014		180	$20.39	to	$24.39	$4,148	—	0.00%	to	1.45%	6.87%	to	8.40%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2018		19		$10.03		$190	1.87%		0.35%			-15.64%
2017		20		$11.89		$238	1.60%		0.35%			21.20%
2016		23		$9.81		$223	2.36%		0.35%			1.03%
2015		36		$9.71		$345	3.71%		0.35%			-4.15%
2014		40		$10.13		$409	2.11%		0.35%			-7.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Initial Class
2018		6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015		9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
VY® Templeton Foreign Equity Portfolio - Service Class
2018		6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015		26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
Voya Corporate Leaders 1-- Fund - Class I
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	06/29/2015	153	$9.60	to	$9.68	$1,470	(b)	0.25%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Strategic Allocation Conservative Portfolio - Class I
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
Voya Strategic Allocation Growth Portfolio - Class I
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
Voya Growth and Income Portfolio - Class A
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
Voya Growth and Income Portfolio - Class I
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
Voya Growth and Income Portfolio - Class S
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
Voya Global Equity Portfolio - Class I
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	03/09/2015	10,297	$9.31	to	$9.49	$96,475	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class S
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	03/09/2015	1,241	$9.60	to	$9.74	$11,940	(b)	0.00%	to	1.40%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Plus LargeCap Portfolio - Class I
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
Voya Index Plus LargeCap Portfolio - Class S
2018		8		$22.40		$181	1.05%		0.35%			-7.36%
2017		8		$24.18		$201	0.88%		0.35%			23.87%
2016		15		$19.52		$298	1.44%		0.35%			9.60%
2015		16		$17.81		$282	1.33%		0.35%			0.28%
2014		18		$17.76		$318	1.23%		0.35%			13.12%
Voya Index Plus MidCap Portfolio - Class I
2018		6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015		9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
Voya Index Plus MidCap Portfolio - Class S
2018		3		$21.34		$59	1.54%		0.35%			-14.84%
2017		3		$25.06		$71	0.84%		0.35%			12.93%
2016		13		$22.19		$282	0.88%		0.35%			17.41%
2015		16		$18.90		$300	0.60%		0.35%			-2.43%
2014		19		$19.37		$364	0.69%		0.35%			8.94%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2018		4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015		5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
Voya Index Plus SmallCap Portfolio - Class S
2018		8		$20.26		$155	0.57%		0.35%			-12.94%
2017		8		$23.27		$193	0.50%		0.35%			9.25%
2016		13		$21.30		$275	0.61%		0.35%			26.56%
2015		16		$16.83		$276	0.72%		0.35%			-3.83%
2014		16		$17.50		$278	0.39%		0.35%			4.92%
Voya International Index Portfolio - Class I
2018		3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015		3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
Voya International Index Portfolio - Class S
2018		—		$16.78		$7	—		0.35%			-14.17%
2017		1		$19.55		$10	2.40%		0.35%			24.05%
2016		—		$15.76		$7	2.76%		0.35%			0.19%
2015		—		$15.73		$7	—		0.35%			-1.38%
2014		—		$15.95		$7	—		0.35%			-6.51%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2018		1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015		1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2018		48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015		45	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
Voya Russell™ Large Cap Index Portfolio - Class I
2018		6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015		3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
Voya Russell™ Large Cap Index Portfolio - Class S
2018		14		$30.43		$423	1.39%		0.95%			-4.58%
2017		14		$31.89		$441	1.38%		0.95%			21.12%
2016		15		$26.33		$400	1.61%		0.95%			9.66%
2015		16		$24.01		$389	1.50%		0.95%			0.84%
2014		17		$23.81		$412	0.95%		0.95%			11.52%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2018		23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015		21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2018		620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015		463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2018		492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015		434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
Voya Russell™ Mid Cap Index Portfolio - Class I
2018		8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015		4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
Voya Russell™ Small Cap Index Portfolio - Class I
2018		4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015		2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
Voya Small Company Portfolio - Class I
2018		3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015		3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
Voya Small Company Portfolio - Class S
2018		5		$24.12		$129	—		0.35%			-16.34%
2017		5		$28.83		$146	0.19%		0.35%			10.63%
2016		15		$26.06		$401	0.18%		0.35%			23.74%
2015		15		$21.06		$314	0.33%		0.35%			-1.40%
2014		14		$21.36		$301	—		0.35%			5.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class I
2018		1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015		1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
Voya MidCap Opportunities Portfolio - Class I
2018		7,662	$15.24	to	$38.17	$226,057	—	0.00%	to	1.55%	-8.91%	to	-7.48%
2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016		5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015		5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
Voya MidCap Opportunities Portfolio - Class S
2018		41	$21.58	to	$30.69	$1,008	—	0.30%	to	1.55%	-9.14%	to	-7.96%
2017		41	$23.75	to	$33.37	$1,104	—	0.30%	to	1.55%	22.87%	to	24.37%
2016		49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015		60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
Voya SmallCap Opportunities Portfolio - Class I
2018		3,223	$11.82	to	$32.26	$55,777	—	0.00%	to	1.55%	-17.17%	to	-15.85%
2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
2016		3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015		3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
2014		2,382	$11.05	to	$28.97	$42,392	—	0.00%	to	1.75%	4.01%	to	5.63%
Voya SmallCap Opportunities Portfolio - Class S
2018		4		$25.65		$104	—		0.35%			-16.40%
2017		4		$30.68		$109	—		0.35%			18.05%
2016		4		$25.99		$99	—		0.35%			12.71%
2015		5		$23.06		$121	—		0.35%			-1.50%
2014		6		$23.41		$139	—		0.35%			4.98%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger International
2018		2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015		3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
Wanger Select
2018		2,040	$15.80	to	$30.43	$54,081	0.18%	0.00%	to	1.65%	-13.71%	to	-12.41%
2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
2015		2,867	$12.91	to	$24.20	$62,371	0.01%	0.00%	to	1.65%	-1.22%	to	0.25%
2014		3,331	$12.99	to	$24.14	$73,151	—	0.00%	to	1.75%	1.39%	to	3.43%
Wanger USA
2018		2,601	$11.11	to	$33.76	$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
2017		2,586	$11.39	to	$34.26	$79,557	—	0.00%	to	1.75%	17.50%	to	19.58%
2016		2,642	$15.22	to	$28.79	$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
2015		2,789	$13.50	to	$25.50	$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%
2014		2,947	$13.70	to	$25.84	$68,668	—	0.00%	to	1.75%	2.96%	to	4.79%
Washington Mutual Investors FundSM - Class R-3
2018		98	$21.82	to	$27.50	$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
2015		148	$17.47	to	$21.02	$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
Washington Mutual Investors FundSM - Class R-4
2018		8,042	$11.02	to	$28.56	$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
2015		6,613	$14.36	to	$21.69	$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Small Cap Value Fund - Class A
2018		7		$15.92		$105	—		1.00%			-19.64%
2017		7		$19.81		$131	—		1.00%			12.75%
2016		9		$17.57		$153	—		1.00%			31.41%
2015		7		$13.37		$95	—		1.00%			-11.57%
2014		7		$15.12		$108	0.90%		1.00%			2.44%
Wells Fargo Small Company Growth Fund - Administrator Class
2018		461	$12.85	to	$13.37	$6,008	—	0.25%	to	1.50%	-5.34%	to	-4.39%
2017		46	$13.53	to	$13.94	$636	—	0.30%	to	1.50%	18.87%	to	19.72%
2016	5/17/2016	19	$11.38	to	$11.61	$216	(c)	0.50%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Wells Fargo Special Small Cap Value Fund - Class A
2018		2,450	$18.11	to	$49.00	$99,804	0.46%	0.00%	to	1.55%	-15.07%	to	-13.71%
2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015		3,031	$15.07	to	$39.80	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 14, 2019

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2018 and 2017
(In millions, except share and per share data)

	As of December 31,
	2018	2017
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,860 as of 2018 and $21,774 as of 2017)	$22,981	$23,141
Fixed maturities, at fair value using the fair value option	1,171	941
Equity securities, at fair value (cost of $45 as of 2018 and 2017)	57	60
Short-term investments	50	25
Mortgage loans on real estate, net of valuation allowance of $1 as of 2018 and 2017	4,918	4,910
Policy loans	210	214
Limited partnerships/corporations	583	411
Derivatives	128	136
Securities pledged (amortized cost of $867 as of 2018 and $864 as of 2017)	882	960
Other investments	40	—
Total investments	31,020	30,798
Cash and cash equivalents	364	288
Short-term investments under securities loan agreements, including collateral delivered	793	765
Accrued investment income	301	304
Premiums receivable and reinsurance recoverable	1,409	1,496
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,104	766
Notes receivable from affiliate	—	175
Short-term loan to affiliate	—	80
Current income tax recoverable	35	—
Due from affiliates	54	60
Property and equipment	62	64
Other assets	251	140
Assets held in separate accounts	67,323	73,036
Total assets	$102,716	$107,972

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2018 and 2017
(In millions, except share and per share data)

	As of December 31,
	2018	2017
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$30,695	$29,669
Payable for securities purchased	49	79
Payables under securities loan agreements, including collateral held	827	845
Due to affiliates	73	61
Derivatives	99	85
Current income tax payable to Parent	—	23
Deferred income taxes	64	187
Other liabilities	264	406
Liabilities related to separate accounts	67,323	73,036
Total liabilities	99,394	104,391

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2018 and 2017; $50 par value per share)	3	3
Additional paid-in capital	2,728	2,730
Accumulated other comprehensive income (loss)	108	818
Retained earnings (deficit)	483	30
Total shareholder's equity	3,322	3,581
Total liabilities and shareholder's equity	$102,716	$107,972

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Revenues:
Net investment income	$1,623	$1,520	$1,501
Fee income	695	713	725
Premiums	41	48	870
Broker-dealer commission revenue	69	170	175
Net realized capital gains (losses):
Total other-than-temporary impairments	(18)	(19)	(19)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	2	(7)	—
Net other-than-temporary impairments recognized in earnings	(20)	(12)	(19)
Other net realized capital gains (losses)	(222)	(188)	(194)
Total net realized capital gains (losses)	(242)	(200)	(213)
Other revenue	13	—	(2)
Total revenues	2,199	2,251	3,056
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	828	958	1,765
Operating expenses	647	801	815
Broker-dealer commission expense	69	170	175
Net amortization of Deferred policy acquisition costs and Value of business acquired	86	233	167
Total benefits and expenses	1,630	2,162	2,922
Income (loss) before income taxes	569	89	134
Income tax expense (benefit)	74	(121)	21
Net income (loss)	$495	$210	$113

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Net income (loss)	$495	$210	$113
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(897)	387	258
Other-than-temporary impairments	8	(4)	9
Pension and other postretirement benefits liability	(1)	(2)	(1)
Other comprehensive income (loss), before tax	(890)	381	266
Income tax expense (benefit) related to items of other comprehensive income (loss)	(192)	122	93
Other comprehensive income (loss), after tax	(698)	259	173
Comprehensive income (loss)	$(203)	$469	$286

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2016	$3	$3,272	$386	$(293)	$3,368
Comprehensive income (loss):
Net income (loss)	—	—	—	113	113
Other comprehensive income (loss), after tax	—	—	173	—	173
Total comprehensive income (loss)					286
Dividends paid and distributions of capital	—	(278)	—	—	(278)
Employee related benefits	—	—	—	—	—
Balance as of December 31, 2016	3	2,994	559	(180)	3,376
Comprehensive income (loss):
Net income (loss)	—	—	—	210	210
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					469
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017- As previously filed	3	2,730	818	30	3,581

Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2014-09	—	—	—	72	72
Adjustment for adoption of ASU 2016-01	—	—	(12)	12	—
Balance as of January 1, 2018 - As adjusted	3	2,730	806	114	3,653
Comprehensive income (loss):
Net income (loss)	—	—	—	495	495
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(203)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018	$3	$2,728	$108	$483	$3,322

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Cash Flows from Operating Activities:
Net income (loss)	$495	$210	$113
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(64)	(80)	(80)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	87	234	168
Net accretion/amortization of discount/premium	(3)	12	(1)
Future policy benefits, claims reserves and interest credited	547	534	1,289
Deferred income tax (benefit) expense	49	(158)	(3)
Net realized capital losses	242	200	213
Depreciation	2	3	4
Change in:
Accrued investment income	3	(3)	(6)
Premiums receivable and reinsurance recoverable	87	138	205
Other receivables and asset accruals	(15)	21	7
Due to/from affiliates	18	(105)	30
Other payables and accruals	(169)	(3)	126
Other, net	(33)	(24)	(11)
Net cash provided by operating activities	1,246	979	2,054
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,983	4,462	3,184
Equity securities, available-for-sale	3	25	49
Mortgage loans on real estate	598	494	375
Limited partnerships/corporations	99	81	71
Acquisition of:
Fixed maturities	(5,475)	(4,247)	(5,664)
Equity securities, available-for-sale	(3)	(2)	—
Mortgage loans on real estate	(606)	(1,149)	(900)
Limited partnerships/corporations	(254)	(120)	(113)
Derivatives, net	23	203	28
Policy loans, net	4	5	11
Short-term investments, net	(26)	8	(33)
Short-term loan to affiliate, net	80	(80)	—
Collateral received (delivered), net	(46)	(189)	(30)
Other investments, net	(40)	—	—
Net cash used in investing activities	(1,660)	(509)	(3,022)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,744	$2,380	$3,746
Maturities and withdrawals from investment contracts	(3,108)	(2,794)	(2,534)
Settlements on deposit contracts	(20)	(64)	(66)
Dividends paid and return of capital distribution	(126)	(265)	(278)
Net cash (used in) provided by financing activities	490	(743)	868
Net increase (decrease) in cash and cash equivalents	76	(273)	(100)
Cash and cash equivalents, beginning of period	288	561	661
Cash and cash equivalents, end of period	$364	$288	$561
Supplemental cash flow information:
Income taxes paid, net	$83	$13	$15

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

As of June 1, 2018, Directed Services LLC ("DSL") was divested pursuant to the transaction described below. Subsequent to the transaction, VRIAC has one wholly owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's broker-dealer subsidiary. Following the closing of the Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial's retail broker-dealer, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP and DSL. Intercompany transactions and balances have been eliminated. As of June 1, 2018, DSL was divested pursuant to the Transaction.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU")
2016-01 "Financial Instruments-Overall (ASC Subtopic 825-10):Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") (See the Adoption of New Pronouncements section below). As a result, the Company measures its equity securities at fair value and recognizes any changes in fair value in net income. Prior to adoption, equity securities were designated as available-for-sale and reported at fair value with unrealized capital gains (losses) recorded in Accumulated other comprehensive income (loss) ("AOCI").

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance financial services contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

The Company defers (1) incremental commissions and variable compensation paid to the Company's direct sales force, consultant channel, and intermediary partners, as a result of obtaining certain financial services contracts and (2) account set-up expenses on certain recordkeeping contracts. The Company expenses as incurred deferrable contract costs for which the amortization period would be one year or less (based on the U.S. GAAP practical expedient) and other contract-related costs. The Company periodically reviews contract cost assets for impairment. Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2018, contract cost assets were $93. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. This method is consistent with the transfer of services to which the assets relate. For the year ended December 31, 2018, amortization expenses of $18 were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.3% for the years 2018, 2017 and 2016. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions.The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and excludes any amounts collected on behalf of third parties. For recordkeeping and administration services, the Company recognizes revenue as services are provided, generally over time. In addition, the Company may arrange for sub-advisory services for a customer under certain contracts. Revenue is recognized when the Company has satisfied a performance obligation by transferring control of a service to a customer. Contract terms are typically less than one year, and consideration is generally variable and due as services are rendered.

For distribution and shareholder servicing revenue, the Company provides distribution services at a point in time and shareholder services over time. Such revenue is recognized when the Company has satisfied a performance obligation and related consideration is received. Contract terms are less than one year, and consideration is variable. For distribution services, revenue may be recognized in periods subsequent to when the Company has satisfied a performance obligation, as a component of related consideration is constrained under certain contracts.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations.

Financial services revenue is disaggregated by type of service in the following table and represents approximately 14.8% of total revenue for the year ended December 31, 2018. For the year ended December 31, 2018, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods.

Year Ended December 31, 2018
Service Line
Recordkeeping & administration	$202
Distribution & shareholder servicing	123
Total financial services revenue	$325

Receivables of $63 are included in Other assets on the Consolidated Balance Sheet as of December 31, 2018.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis and as regulatory and business factors change.

Items required by tax law to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.
Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-05, Derecognition of Nonfinancial Assets
This standard, issued in February 2017, requires entities to apply certain recognition and measurement principles in ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" (see Revenue from Contracts with Customers below) when they derecognize nonfinancial assets and in substance nonfinancial assets through sale or transfer, and the counterparty is not a customer.
		January 1, 2018 using the modified retrospective method.	The adoption had no effect on the Company's financial condition, results of operations, or cash flows.
ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments
This standard, issued in August 2016, addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide guidance on eight specific cash flow issues.
		January 1, 2018 using the retrospective method.	The adoption had no effect on the Company's financial condition, results of operations, or cash flows.
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting
This standard, issued in March 2016, simplifies the accounting for share-based payment award transactions with respect to:
 • The income tax consequences of awards,
 • The impact of forfeitures on the recognition of expense for awards,
 • Classification of awards as either equity or liabilities, and
 • Classification on the statement of cash flows.
		January 1, 2017 using the transition method prescribed for each applicable provision.	The guidance was adopted using the various transition methods as prescribed by the ASU and did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities
This standard, issued in January 2016, addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments, including requiring:
 • Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.
 • Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.
January 1, 2018 using the modified retrospective method, except for certain provisions that were required to be applied using the prospective method.
The impact to the January 1, 2018 Consolidated Balance Sheet was a $12 increase, net of tax, to Retained earnings (deficit) with a corresponding decrease of $12, net of tax, to AOCI to recognize the unrealized gain associated with Equity securities. The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows. Under previous guidance, prior to January 1, 2018, Equity securities were classified as available for sale with changes in fair value recognized in Other comprehensive income.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers
This standard, issued in May 2014, requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.
January 1, 2018 using the modified retrospective method.
The adoption had no impact on revenue recognition. However, the adoption resulted in a $90 increase in Other assets to capitalize costs to obtain and fulfill certain financial services contracts. This adjustment was offset by a related $18 increase in deferred tax liabilities, resulting in a net $72 increase to Retained earnings (deficit) on the Consolidated Balance Sheet as of January 1, 2018. In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU 2014-09. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previous revenue recognition guidance. As of December 31, 2018, the adoption of ASU 2014-09 resulted in a $93 increase in Other assets, reduced by a related $20 decrease in Deferred income taxes, resulting in a net $73 increase to Retained earnings (deficit) on the Consolidated Balance Sheet. For the year ended December 31, 2018 , the adoption resulted in a $3 increase in Operating expenses on the Consolidated Statement of Operations and had no impact on Net cash provided by operating activities.

Future Adoption of Accounting Pronouncements

Long-Duration Contracts

In August 2018, the FASB issued ASU 2018-12, "Financial Services - Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts" ("ASU 2018-12"), which changes the measurement and disclosures of insurance liabilities and deferred acquisition costs for long-duration contracts issued by insurers. The provisions of ASU 2018-12 are effective for fiscal years beginning after December 15, 2020, including interim periods, with early adoption permitted. The Company is currently in the process of evaluating the provisions of ASU 2018-12. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholders’ equity and future earnings patterns.

In addition to requiring significantly expanded interim and annual disclosures regarding long-duration insurance contract assets and liabilities, ASU 2018-12's provisions include modifications to the accounting for such contracts in the following areas:

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASU 2018-12 Subject Area	Description of Requirements	Transition Provisions	Effect on the financial statements or other significant matters
Assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited payment insurance contracts
Requires insurers to review and, if necessary, update cash flow assumptions at least annually.

The effect of updating cash flow assumptions will be measured on a retrospective catch-up basis and presented in the Statement of operations in the period in which the update is made.
The rate used to discount the liability for future policy benefits will be required to be updated quarterly, with related changes in the liability recorded in Accumulated other comprehensive income. The discount rate will be based on an upper-medium grade fixed-income corporate instrument yield reflecting the duration characteristics of the relevant liabilities.

Initial adoption is required to be reported using either a full retrospective or modified retrospective approach. Under either method, upon adoption the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

The application of periodic assumption updates for nonparticipating traditional and limited payment insurance contracts is significantly different from the current accounting approach for such liabilities, which is based on assumptions that are locked in at contract inception unless a premium deficiency occurs. Under the current accounting guidance, the liability discount rate is based on expected yields on the underlying investment portfolio held by the insurer.
The implications of these requirements, including transition options, and related potential financial statement impacts are currently being evaluated.

Measurement of market risk benefits
Creates a new category of benefit features called market risk benefits, defined as features that protect contract holders from capital market risk and expose the insurers to that risk. Market risk benefits will be required to be measured at fair value, with changes in fair value recognized in the Statement of operations, except for changes in fair value attributable to changes in the instrument-specific credit risk, which will be recorded in Accumulated other comprehensive income.

Full retrospective application is required. Upon adoption, any difference between the fair value and pre-adoption carrying value of market risk benefits not currently measured at fair value will be recorded to retained earnings. In addition, the cumulative effect of changes in instrument-specific credit risk will be reclassified from retained earnings to AOCI.

Under the current accounting guidance, certain features that are expected to meet the definition of market risk benefits are accounted for as either insurance liabilities or embedded derivatives.
The implications of these requirements and related potential financial statement impacts are currently being evaluated.

Amortization of DAC and other balances
Requires DAC (and other balances that refer to the DAC model, such as deferred sales inducement costs and unearned revenue liabilities) for all long-duration contracts to be measured on a constant level basis over the expected life of the contract.

Initial adoption is required to be reported using either a full retrospective or modified retrospective approach. The method of transition applied for DAC and other balances must be consistent with the transition method selected for future policy benefit liabilities, as described above.

This approach is intended to approximate straight-line amortization and cannot be based on revenue or profits as it is under the current accounting model. Related amounts in AOCI will be eliminated upon adoption. ASU 2018-12 did not change the existing accounting guidance related to VOBA and net cost of reinsurance, which allows, but does not require, insurers to amortize such balances on a basis consistent with DAC.

The implications of these requirements, including transition options, and related potential financial statement impacts are currently being evaluated.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2018-15, Implementation costs in a cloud computing arrangement that is a service contract
This standard, issued in August 2018, requires a customer in a hosting arrangement that is a service contract to follow the guidance for internal-use software projects to determine which implementation costs to capitalize as an asset. Capitalized implementation costs are required to be expensed over the term of the hosting arrangement. In addition, a customer is required to apply the impairment and abandonment guidance for long-lived assets to the capitalized implementation costs. Balances related to capitalized implementation costs must be presented in the same financial statement line items as other hosting arrangement balances, and additional disclosures are required.
		January 1, 2020 with early adoption permitted. Initial adoption of ASU 2018-15 may be reported either on a prospective or retrospective basis.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2018-15.
ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement	This standard, issued in August 2018, simplifies certain disclosure requirements for fair value measurement.	January 1, 2020 with early adoption permitted. The transition method varies by provision.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2018-13.
ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.

January 1, 2019 with early adoption permitted. Initial adoption of ASU 2018-02 may be reported either in the period of adoption or on a retrospective basis in each period in which the effect of the change in the U.S. federal corporate income tax rate resulting from Tax Reform is recognized.

The Company intends to adopt ASU 2018-02 as of January 1, 2019. Adoption is expected to result in an increase to Accumulated other comprehensive income of approximately $137, with a corresponding decrease in Retained earnings.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities
This standard, issued in August 2017, enables entities to better portray risk management activities in their financial statements, as follows:
• Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,
• Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item, and
• Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and modifies required disclosures.
In October 2018, the FASB issued an amendment which expands the list of U.S. benchmark interest rates permitted in the application of hedge accounting.

January 1, 2019, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-12 is required to be reported using a modified retrospective approach, with the exception of the presentation and disclosure requirements which are required to be applied prospectively.
The Company does not expect ASU 2017-12 to have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities	This standard, issued in March 2017, shortens the amortization period for certain callable debt securities held at a premium by requiring the premium to be amortized to the earliest call date.	January 1, 2019, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-08 is required to be reported using a modified retrospective approach.	The Company does not expect ASU 2017-08 to have material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
• Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
• Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
• Modifies the impairment model for available-for-sale debt securities, and
• Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

January 1, 2019, including interim period, with early adoption permitted. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively.
The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2016-02, Leases
This standard, issued in February 2016, requires lessees to recognize a right-of-use asset and a lease liability for all leases with terms of more than 12 months. The lease liability will be measured as the present value of the lease payments, and the asset will be based on the liability. For income statement purposes, expense recognition will depend on the lessee's classification of the lease as either finance, with a front-loaded amortization expense pattern similar to current capital leases, or operating, with a straight-line expense pattern similar to current operating leases. Lessor accounting will be similar to the current model, and lessors will be required to classify leases as operating, direct financing, or sales-type.

ASU 2016-02 also replaces the sale-leaseback guidance to align with the new revenue recognition standard, addresses statement of operation and statement of cash flow classification, and requires additional disclosures for all leases. In addition, the FASB issued various amendments during 2018 and 2019 to clarify and simplify the provisions and implementation guidance of ASU 2016-02.

January 1, 2019, including interim periods, on a modified retrospective basis and with early adoption permitted.

In July 2018, the FASB issued an amendment that adds an optional transition method to apply the guidance on a modified retrospective basis at the adoption date, which is January 1, 2019.

The Company does not expect that the adoption will have a material impact on the Company's financial condition, results of operations, or cash flows.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2018:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$651	$87	$—	$—	$738	$—
U.S. Government agencies and authorities	—	—	—	—	—	—
State, municipalities and political subdivisions	754	18	8	—	764	—
U.S. corporate public securities	7,908	288	181	—	8,015	—
U.S. corporate private securities	3,686	73	106	—	3,653	—
Foreign corporate public securities and foreign governments(1)	2,551	69	80	—	2,540	—
Foreign corporate private securities(1)	3,235	37	97	—	3,175	—

Residential mortgage-backed securities:
Agency	1,989	54	20	4	2,027	—
Non-Agency	977	39	12	5	1,009	3
Total Residential mortgage-backed securities	2,966	93	32	9	3,036	3
Commercial mortgage-backed securities	1,917	16	28	—	1,905	—
Other asset-backed securities	1,230	6	28	—	1,208	2

Total fixed maturities, including securities pledged	24,898	687	560	9	25,034	5
Less: Securities pledged	867	45	30	—	882	—
Total fixed maturities	24,031	642	530	9	24,152	5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $137 of net unrealized gains on impaired available-for-sale securities.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2017:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$547	$109	$—	$—	$656	$—
U.S. Government agencies and authorities	3	—	—	—	3	—
State, municipalities and political subdivisions	842	40	4	—	878	—
U.S. corporate public securities	8,476	786	26	—	9,236	—
U.S. corporate private securities	3,387	148	38	—	3,497	—
Foreign corporate public securities and foreign governments(1)	2,594	192	9	—	2,777	—
Foreign corporate private securities(1)	3,105	155	45	—	3,215	7

Residential mortgage-backed securities:
Agency	1,878	65	17	6	1,932	—
Non-Agency	639	54	2	6	697	4
Total Residential mortgage-backed securities	2,517	119	19	12	2,629	4
Commercial mortgage-backed securities	1,437	39	6	—	1,470	—
Other asset-backed securities	671	11	1	—	681	2

Total fixed maturities, including securities pledged	23,579	1,599	148	12	25,042	13
Less: Securities pledged	864	104	8	—	960	—
Total fixed maturities	22,715	1,495	140	12	24,082	13
Equity securities	45	15	—	—	60	—
Total fixed maturities and equity securities investments	$22,760	$1,510	$140	$12	$24,142	$13
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $190 of net unrealized gains on impaired available-for-sale securities.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2018, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$548	$552
After one year through five years	4,184	4,203
After five years through ten years	5,971	5,864
After ten years	8,082	8,266
Mortgage-backed securities	4,883	4,941
Other asset-backed securities	1,230	1,208
Fixed maturities, including securities pledged	$24,898	$25,034

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2018 and 2017, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2018
Communications	$1,139	$55	$21	$1,173
Financial	2,707	101	47	2,761
Industrial and other companies	7,604	152	214	7,542
Energy	1,884	55	81	1,858
Utilities	2,974	80	74	2,980
Transportation	729	14	17	726
Total	$17,037	$457	$454	$17,040

December 31, 2017
Communications	$1,145	$114	$1	$1,258
Financial	2,750	185	4	2,931
Industrial and other companies	7,953	532	65	8,420
Energy	1,970	159	33	2,096
Utilities	2,725	216	11	2,930
Transportation	697	52	2	747
Total	$17,240	$1,258	$116	$18,382

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2018 and 2017, approximately 52.5% and 52.1%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2018 and 2017, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2018 and 2017, the fair value of loaned securities was $759 and $799, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2018 and 2017, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $719 and $744, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2018 and 2017, liabilities to return collateral of $719 and $744, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2018 and 2017, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $67 and $61, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged for the dates indicated:

	December 31, 20181)(2)	December 31, 2017(1)(2)
U.S. Treasuries	$92	$177
U.S. corporate public securities	523	460
Foreign corporate public securities and foreign governments	170	168
Equity Securities	1	—
Payables under securities loan agreements	$786	$805
(1) As of December 31, 2018 and December 31, 2017, borrowings under securities lending transactions include cash collateral of $719 and $744, respectively.
(2) As of December 31, 2018 and December 31, 2017, borrowings under securities lending transactions include non-cash collateral of $67 and $61, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $583 and $411 as of December 31, 2018 and 2017, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2018:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$—	$—	$—	$—	$15	$—	$15	$—
State, municipalities and political subdivisions	60	—	131	3	88	5	279	8
U.S. corporate public securities	1,285	37	1,775	94	535	50	3,595	181
U.S. corporate private securities	639	13	863	27	579	66	2,081	106
Foreign corporate public securities and foreign governments	503	12	656	42	169	26	1,328	80
Foreign corporate private securities	604	10	900	67	221	20	1,725	97
Residential mortgage-backed	345	6	215	5	412	21	972	32
Commercial mortgage-backed	447	6	418	10	312	12	1,177	28
Other asset-backed	476	11	416	16	61	1	953	28
Total	$4,359	$95	$5,374	$264	$2,392	$201	$12,125	$560

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2017:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$18	$—	$—	$—	$12	$—	$30	$—
State, municipalities and political subdivisions	34	—	1	—	91	4	126	4
U.S. corporate public securities	504	11	—	—	304	15	808	26
U.S. corporate private securities	226	2	46	2	499	34	771	38
Foreign corporate public securities and foreign governments	148	1	5	—	99	8	252	9
Foreign corporate private securities	135	38	13	—	161	7	309	45
Residential mortgage-backed	263	5	26	1	438	13	727	19
Commercial mortgage-backed	436	5	19	—	50	1	505	6
Other asset-backed	95	1	9	—	38	—	142	1
Total	$1,859	$63	$119	$3	$1,692	$82	$3,670	$148

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 92.2% and 95.4% of the average book value as of December 31, 2018 and 2017, respectively.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2018
Six months or less below amortized cost	$4,531	$88	$106	$21	826	25
More than six months and twelve months or less below amortized cost	5,535	73	235	27	1,063	6
More than twelve months below amortized cost	2,378	80	144	27	519	5
Total	$12,444	$241	$485	$75	2,408	36

December 31, 2017
Six months or less below amortized cost	$1,883	$67	$30	$38	433	7
More than six months and twelve months or less below amortized cost	128	7	4	2	37	1
More than twelve months below amortized cost	1,661	72	53	21	335	7
Total	$3,672	$146	$87	$61	805	15

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2018
U.S. Treasuries	$15	$—	$—	$—	5	—
State, municipalities and political subdivisions	287	—	8	—	132	—
U.S. corporate public securities	3,721	55	164	17	796	8
U.S. corporate private securities	2,120	67	84	22	245	2
Foreign corporate public securities and foreign governments	1,348	60	65	15	307	9
Foreign corporate private securities	1,765	57	76	21	157	6
Residential mortgage-backed	1,004	—	32	—	301	8
Commercial mortgage-backed	1,205	—	28	—	228	—
Other asset-backed	979	2	28	—	237	3
Total	$12,444	$241	$485	$75	2,408	36

December 31, 2017
U.S. Treasuries	$30	$—	$—	$—	6	—
State, municipalities and political subdivisions	130	—	4	—	96	—
U.S. corporate public securities	828	6	24	2	167	2
U.S. corporate private securities	743	66	18	20	71	2
Foreign corporate public securities and foreign governments	254	7	7	2	61	1
Foreign corporate private securities	288	66	8	37	35	6
Residential mortgage-backed	746	—	19	—	194	3
Commercial mortgage-backed	511	—	6	—	131	—
Other asset-backed	142	1	1	—	44	1
Total	$3,672	$146	$87	$61	805	15

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairment analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2018, the Company did not have any new commercial mortgage loan or private placement troubled debt restructuring. As of December 31, 2017, the Company did not have any new commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $3.

As of December 31, 2018 and 2017, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2018			December 31, 2017
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4	$4,915	$4,919	$4	$4,907	$4,911
Collective valuation allowance for losses	N/A	(1)	(1)	N/A	(1)	(1)
Total net commercial mortgage loans	$4	$4,914	$4,918	$4	$4,906	$4,910
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2018, 2017 and 2016.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2018	December 31, 2017
Collective valuation allowance for losses, balance at January 1	$1	$1
Addition to (reduction of) allowance for losses	—	—
Collective valuation allowance for losses, end of period	$1	$1

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2018	December 31, 2017
Impaired loans without allowances for losses	$4	$4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4	$4
Unpaid principal balance of impaired loans	$5	$6

As of December 31, 2018 and 2017, the Company did not have any impaired loans with allowances for losses.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2018 and 2017.

There was one loan 60 days or less in arrears, with respect to principal and interest as of December 31, 2018, with a total amortized cost of $6. There were no loans in arrears, with respect to principal and interest as of December 31, 2017.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Impaired loans, average investment during the period (amortized cost)(1)	$4	$4	$8
Interest income recognized on impaired loans, on an accrual basis(1)	—	—	—
Interest income recognized on impaired loans, on a cash basis(1)	—	—	—
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	—	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the LTV and DSC ratios as of the dates indicated:

	Recorded Investment
	Debt Service Coverage Ratios
	> 1.5x	>1.25x - 1.5x	>1.0x - 1.25x	< 1.0x	Commercial mortgage loans secured by land or construction loans	Total	% of Total
December 31, 2018 (1)
Loan-to-Value Ratios:
0% - 50%	$284	$24	$23	$—	$—	$331	6.7%
>50% - 60%	1,133	40	11	—	—	1,184	24.1%
>60% - 70%	2,070	328	503	34	26	2,961	60.2%
>70% - 80%	213	87	66	19	4	389	7.9%
>80% and above	18	5	10	—	21	54	1.1%
Total	$3,718	$484	$613	$53	$51	$4,919	100.0%
(1) Balances do not include collective valuation allowance for losses.
	Recorded Investment
	Debt Service Coverage Ratios
	> 1.5x	>1.25x - 1.5x	>1.0x - 1.25x	< 1.0x	Commercial mortgage loans secured by land or construction loans	Total	% of Total
December 31, 2017 (1)
Loan-to-Value Ratios:
0% - 50%	$297	$30	$—	$14	$—	$341	6.9%
>50% - 60%	1,205	25	21	—	5	1,256	25.7%
>60% - 70%	2,241	228	534	39	—	3,042	61.9%
>70% - 80%	154	57	45	—	6	262	5.3%
>80% and above	5	—	—	1	4	10	0.2%
Total	$3,902	$340	$600	$54	$15	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2018 (1)		December 31, 2017 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$994	20.2%	$985	20.1%
South Atlantic	1,011	20.5%	982	20.0%
Middle Atlantic	1,039	21.2%	1,097	22.4%
West South Central	566	11.5%	552	11.2%
Mountain	458	9.3%	457	9.3%
East North Central	465	9.5%	468	9.5%
New England	75	1.5%	77	1.6%
West North Central	258	5.2%	243	4.9%
East South Central	53	1.1%	50	1.0%
Total Commercial mortgage loans	$4,919	100.0%	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2018 (1)		December 31, 2017 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,335	27.2%	$1,383	28.1%
Industrial	1,323	26.9%	1,326	27.0%
Apartments	1,104	22.4%	948	19.3%
Office	791	16.1%	829	16.9%
Hotel/Motel	111	2.3%	177	3.6%
Mixed Use	46	0.9%	52	1.1%
Other	209	4.2%	196	4.0%
Total Commercial mortgage loans	$4,919	100.0%	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table presents mortgages by year of origination as of the dates indicated:

	December 31, 2018 (1)	December 31, 2017 (1)
Year of Origination:
2018	$375	$—
2017	1,108	1,086
2016	906	867
2015	589	703
2014	490	538
2013	585	644
2012 and prior	866	1,073
Total Commercial mortgage loans	$4,919	$4,911
(1) Balances do not include collective valuation allowance for losses.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2018			2017			2016
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$6		2	$—	*	3	$3	2
Foreign corporate public securities and foreign governments(1)	2		3	2		3	12	3
Foreign corporate private securities(1)	9		1	9		2	1	2
Residential mortgage-backed	3		58	1		17	3	25
Commercial mortgage-backed	—	*	1	—	*	1	—	—
Other asset-backed	—	*	1	—		—	—	—
Total	$20		66	$12		26	$19	32
(1) Primarily U.S. dollar denominated.
*Less than $1.

The above table includes $14, $12 and $1 of write-downs related to credit impairments for the years ended December 31, 2018, 2017 and 2016, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $6 and $18 in write-downs for the years ended December 31, 2018 and 2016, respectively, are related to intent impairments. There were immaterial write-downs related to intent impairments for the year ended December 31, 2017.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2018			2017			2016
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$5		2	$—	*	3	$4	1
Foreign corporate public securities and foreign governments(1)	—		—	—		—	12	2
Residential mortgage-backed	1		22	—	*	6	2	4
Commercial mortgage-backed	—	*	1	—	*	1	—	—
Total	$6	*	25	$—	*	10	$18	7
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Balance at January 1	$16	$9	$19
Additional credit impairments:
On securities not previously impaired	—	9	—
On securities previously impaired	1	—	1
Reductions:
Securities intent impaired	12	—	—
Increase in cash flows	—	—	2
Securities sold, matured, prepaid or paid down	—	2	9
Balance at December 31	$5	$16	$9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Fixed maturities	$1,363	$1,302	$1,325
Equity securities	5	4	4
Mortgage loans on real estate	220	211	191
Policy loans	9	10	12
Short-term investments and cash equivalents	3	1	1
Other	95	60	30
Gross investment income	1,695	1,588	1,563
Less: investment expenses	72	68	62
Net investment income	$1,623	$1,520	$1,501

As of December 31, 2018 and 2017, the Company had $1 and $3, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Upon the adoption of ASU 2016-01 as of January 1, 2018, realized capital gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Fixed maturities, available-for-sale, including securities pledged	$(69)	$(29)	$(70)
Fixed maturities, at fair value option	(227)	(226)	(201)
Equity securities	(4)	—	—
Derivatives	(36)	9	51
Embedded derivatives - fixed maturities	(4)	(5)	(6)
Guaranteed benefit derivatives	94	55	13
Other investments	4	(4)	—
Net realized capital gains (losses)	$(242)	$(200)	$(213)

For the year ended December 31, 2018, the change in fair value of equity securities still held as of December 31, 2018 was $(4).

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Proceeds on sales	$2,498	$2,916	$1,825
Gross gains	14	30	20
Gross losses	50	39	85

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures:The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, accounted for under the deposit method, that contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rule changes related to the variation margin payments, effective the first quarter of 2017, the Company is required to adjust the derivative balances with the variation margin payments related to our cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2018			December 31, 2017
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35	$—	$—	$35	$—	$—
Foreign exchange contracts	620	10	20	533	—	52
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	19,280	117	76	18,769	117	20
Foreign exchange contracts	12	—	—	26	—	—
Equity contracts	98	1	1	154	9	7
Credit contracts	201	—	2	771	10	6
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	9	—	N/A	12	—
Within products	N/A	—	15	N/A	—	117
Within reinsurance agreements	N/A	—	(80)	N/A	—	(21)
Managed custody guarantees	N/A	—	—	N/A	—	—
Total		$137	$34		$148	$181

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2018 and 2017. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2018
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$201	$—	$2
Equity contracts	98	1	1
Foreign exchange contracts	632	10	20
Interest rate contracts	17,478	117	76
		128	99
Counterparty netting(1)		(88)	(88)
Cash collateral netting(1)		(37)	(2)
Securities collateral netting(1)		—	(9)
Net receivables/payables		$3	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2017
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$771	$10	$6
Equity contracts	154	9	7
Foreign exchange contracts	559	—	52
Interest rate contracts	17,286	117	20
		136	85
Counterparty netting(1)		(50)	(50)
Cash collateral netting(1)		(84)	—
Securities collateral netting(1)		—	(30)
Net receivables/payables		$2	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2018, the Company held $17 and $21 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2017, the Company held $11 and $74 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2018, the Company delivered $123 of securities and held no securities as collateral. As of December 31, 2017, the Company delivered $161 of securities and held no securities as collateral.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$1	$—
Foreign exchange contracts	8	12	(2)
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(44)	(7)	50
Foreign exchange contracts	1	(3)	(1)
Equity contracts	—	1	1
Credit contracts	(1)	5	3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(4)	(5)	(6)
Within products(2)	94	55	12
Within reinsurance agreements(3)	58	(22)	(28)
Managed custody guarantees(2)	—	—	1
Total	$112	$37	$30
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2018, 2017 and 2016, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2018, the fair value of credit default swaps of $2 was included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2017, the fair value of credit default swaps of $10 and $6 was included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2018 and December 31, 2017, the maximum potential future exposure to the Company was $5 and $497, respectively, on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$679	$59	$—	$738
U.S. Government agencies and authorities	—	—	—	—
State, municipalities and political subdivisions	—	764	—	764
U.S. corporate public securities	—	7,987	28	8,015
U.S. corporate private securities	—	2,882	771	3,653
Foreign corporate public securities and foreign governments(1)	—	2,540	—	2,540
Foreign corporate private securities (1)	—	3,051	124	3,175
Residential mortgage-backed securities	—	3,026	10	3,036
Commercial mortgage-backed securities	—	1,893	12	1,905
Other asset-backed securities	—	1,114	94	1,208
Total fixed maturities, including securities pledged	679	23,316	1,039	25,034
Equity securities	7	—	50	57
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	10	—	10
Equity contracts	—	1	—	1
Credit contracts	—	—	—	—
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,207	—	—	1,207
Assets held in separate accounts	61,457	5,805	61	67,323
Total assets	$63,350	$29,249	$1,150	$93,749
Percentage of Level to total	68%	31%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$11	$11
Stabilizer and MCGs	—	—	4	4
Other derivatives:
Interest rate contracts	—	76	—	76
Foreign exchange contracts	—	20	—	20
Equity contracts	—	1	—	1
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	(80)	—	(80)
Total liabilities	$—	$19	$15	$34
(1) Primarily U.S. dollar denominated.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$597	$59	$—	$656
U.S. Government agencies and authorities	—	3	—	3
State, municipalities and political subdivisions	—	878	—	878
U.S. corporate public securities	—	9,210	26	9,236
U.S. corporate private securities	—	2,855	642	3,497
Foreign corporate public securities and foreign governments(1)	—	2,777	—	2,777
Foreign corporate private securities (1)	—	3,123	92	3,215
Residential mortgage-backed securities	—	2,608	21	2,629
Commercial mortgage-backed securities	—	1,463	7	1,470
Other asset-backed securities	—	638	43	681
Total fixed maturities, including securities pledged	597	23,614	831	25,042
Equity securities, available-for-sale	10	—	50	60
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	—	—	—
Equity contracts	—	9	—	9
Credit contracts	—	10	—	10
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,078	—	—	1,078
Assets held in separate accounts	67,966	5,059	11	73,036
Total assets	$69,651	$28,809	$892	$99,352
Percentage of Level to total	70%	29%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$20	$20
Stabilizer and MCGs	—	—	97	97
Other derivatives:
Interest rate contracts	—	20	—	20
Foreign exchange contracts	—	52	—	52
Equity contracts	—	7	—	7
Credit contracts	—	6	—	6
Embedded derivative on reinsurance	—	(21)	—	(21)
Total liabilities	$—	$64	$117	$181
(1) Primarily U.S. dollar denominated.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2018 and 2017. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2018
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$26	$—	$—	$22	$—	$(5)	$—	$—	$(15)	$28	$—
U.S. Corporate private securities	642	—	(31)	184	—	(4)	(32)	20	(8)	771	—
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	92	(9)	14	93	—	(56)	(10)	—	—	124	(9)
Residential mortgage-backed securities	21	(5)	—	41	—	(40)	—	—	(7)	10	(5)
Commercial mortgage-backed securities	7	—	—	13	—	—	(1)	—	(7)	12	—
Other asset-backed securities	43	—	(2)	56	—	—	(4)	22	(21)	94	—
Total fixed maturities, including securities pledged	831	(14)	(19)	409	—	(105)	(47)	42	(58)	1,039	(14)
Equity securities	50	(4)	—	4	—	—	—	—	—	50	(4)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(97)	96	—	—	(3)	—	—	—	—	(4)	—
FIA(2)	(20)	(2)	—	—	2	—	9	—	—	(11)	—
Assets held in separate accounts(5)	11	—	—	67	—	(6)	—	—	(11)	61	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2017
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$7	$—	$—	$11	$—	$—	$(1)	$9	$—	$26	$—
U.S. Corporate private securities	525	—	10	61	—	(1)	(12)	69	(10)	642	—
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	154	(9)	(37)	31	—	—	(14)	—	(33)	92	(9)
Residential mortgage-backed securities	21	(7)	—	5	—	—	—	2	—	21	(7)
Commercial mortgage-backed securities	10	—	—	7	—	—	—	—	(10)	7	—
Other asset-backed securities	27	—	1	32	—	—	(2)	—	(15)	43	—
Total fixed maturities, including securities pledged	744	(16)	(26)	147	—	(1)	(29)	80	(68)	831	(16)
Equity securities, available-for-sale	48	—	—	2	—	—	—	—	—	50	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(151)	57	—	—	(3)	—	—	—	—	(97)	—
FIA(2)	(23)	(2)	—	—	—	—	5	—	—	(20)	—
Assets held in separate accounts(5)	6	—	—	18	—	(3)	—	2	(12)	11	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2018 and 2017, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2018:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 6.5%
Nonperformance risk	0.38% to 1.2%		0.38% to 1.2%
Actuarial Assumptions:
Partial Withdrawals	0% to 7%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	92%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	8%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2017:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 6.3%
Nonperformance risk	0.02% to 1.1%		0.02% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.5% to 7%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	92%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	8%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2018		December 31, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$25,034	$25,034	$25,042	$25,042
Equity securities	57	57	60	60
Mortgage loans on real estate	4,918	4,983	4,910	4,924
Policy loans	210	210	214	214
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,207	1,207	1,078	1,078
Derivatives	128	128	136	136
Notes receivable from affiliates	—	—	175	222
Short-term loan to affiliate	—	—	80	80
Other investments	40	40	—	—
Assets held in separate accounts	67,323	67,323	73,036	73,036
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	26,068	29,108	25,314	29,431
Funding agreements with fixed maturities	658	652	—	—
Supplementary contracts, immediate annuities and other	333	354	365	418
Deposit liabilities	77	122	135	198
Derivatives:
Guaranteed benefit derivatives:
FIA	11	11	20	20
Stabilizer and MCGs	4	4	97	97
Other derivatives	99	99	85	85
Short-term debt(2)	1	1	—	—
Long-term debt(2)	4	4	5	5
Embedded derivatives on reinsurance	(80)	(80)	(21)	(21)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Notes receivable from affiliates	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2016	$520	$709		$1,229
Deferrals of commissions and expenses	74	5		79
Amortization:
Amortization, excluding unlocking	(72)	(87)		(159)
Unlocking (1)	(24)	(73)		(97)
Interest accrued	38	51	(2)	89
Net amortization included in the Consolidated Statements of Operations	(58)	(109)		(167)
Change in unrealized capital gains/losses on available-for-sale securities	(59)	(68)		(127)
Balance as of December 31, 2016	477	537		1,014
Deferrals of commissions and expenses	75	5		80
Amortization:
Amortization, excluding unlocking	(76)	(83)		(159)
Unlocking (1)	(61)	(93)		(154)
Interest accrued	37	43	(2)	80
Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017	385	367		752
Deferrals of commissions and expenses	55	6		61
Amortization:
Amortization, excluding unlocking	(75)	(72)		(147)
Unlocking (1)	(26)	13		(13)
Interest accrued	35	39	(2)	74
Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018	$536	$551		$1,087
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26, respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2018, 2017 and 2016.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Year	Amount
2019	$18
2020	15
2021	14
2022	14
2023	14

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2018, the account value for the separate account contracts with guaranteed minimum benefits was $37.9 billion. The additional liability recognized related to minimum guarantees was $11. As of December 31, 2017, the account value for the separate account contracts with guaranteed minimum benefits was $38.1 billion. The additional liability recognized related to minimum guarantees was $103.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2018 and 2017 was $8.6 billion for both periods.

7.    Reinsurance

As of December 31, 2018, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2018, the Company had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which is accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2018 and 2017, the Company had $1.4 billion and $1.5 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2018	2017
Reserves ceded and claims recoverable	$1,409	$1,512
Premiums receivable, net	—	(16)
Total	$1,409	$1,496

For the years ended December 31, 2018, 2017 and 2016, premiums, net of reinsurance were $41, $48 and $870, respectively.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2018, VRIAC declared an ordinary dividend in the amount of $126, which was paid to its Parent on May 25, 2018. During the year ended December 31, 2017, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $265, $261 of which was paid on May 24, 2017 and $4 of which was paid on December 28, 2017.

On March 28, 2018, VFP paid a $20 dividend to VRIAC, its parent; on June 28, 2018, VFP paid a $20 dividend to VRIAC; on September 26, 2018, VFP paid a $20 dividend to VRIAC; and on December 21, 2018, VFP paid a $30 dividend to VRIAC. During the year ended December 31, 2017, VFP paid dividends in the amount of $85 to VRIAC.

On May 25, 2018, DSL, which was a subsidiary of VRIAC at the time, paid a $49 dividend to its then parent, VRIAC. During the year ended December 31, 2017, DSL did not pay any dividends to VRIAC.

During the years ended December 31, 2018 and 2017, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income (loss) was $377, $195 and $266, for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory capital and surplus was $2.0 billion and $1.8 billion as of December 31, 2018 and 2017, respectively.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2018	2017	2016
Fixed maturities, net of OTTI	$127	$1,451	$862
Equity securities	—	15	15
Derivatives	140	124	201
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(73)	(433)	(324)
Premium deficiency reserve adjustment	(51)	(115)	(90)
Other	—	5	—
Unrealized capital gains (losses), before tax	143	1,047	664
Deferred income tax asset (liability)	(39)	(234)	(111)
Unrealized capital gains (losses), after tax	104	813	553
Pension and other postretirement benefits liability, net of tax	4	5	6
AOCI	$108	$818	$559

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2018
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,401)		$299	(5)	$(1,102)
Equity securities	—	(1)	—		—
Other	(5)		1		(4)
OTTI	8		(2)		6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	69		(14)		55
DAC/VOBA and Sales inducements	360	(2)	(76)		284
Premium deficiency reserve adjustment	64		(13)		51
Change in unrealized gains/losses on available-for-sale securities	(905)		195		(710)

Derivatives:
Derivatives	40	(3)	(8)		32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		5		(19)
Change in unrealized gains/losses on derivatives	16		(3)		13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(4)	—		(1)
Change in pension and other postretirement benefits liability	(1)		—		(1)
Change in Other comprehensive income (loss)	$(890)		$192		$(698)
(1) Balance reclassified to Retained earnings due to adoption of ASU 2016-01.
(2) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(3) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(4) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(5) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2017
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$564		$(190)	$374
Equity securities	—		—	—
Other	5		(2)	3
OTTI	(4)		1	(3)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	29		(10)	19
DAC/VOBA and Sales inducements	(109)	(1)	42	(67)
Premium deficiency reserve adjustment	(25)		9	(16)
Change in unrealized gains/losses on available-for-sale securities	460		(150)	310

Derivatives:
Derivatives	(53)	(2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		8	(16)
Change in unrealized gains/losses on derivatives	(77)		27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2)	(3)	1	(1)
Change in pension and other postretirement benefits liability	(2)		1	(1)
Change in Other comprehensive income (loss)	$381		$(122)	$259
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$346		$(121)	$225
Equity securities	1		—	1
Other	—		—	—
OTTI	9		(3)	6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70		(25)	45
DAC/VOBA and Sales inducements	(128)	(1)	45	(83)
Premium deficiency reserve adjustment	(23)		8	(15)
Change in unrealized gains/losses on available-for-sale securities	275		(96)	179

Derivatives:
Derivatives	11	(2)	(4)	7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19)		7	(12)
Change in unrealized gains/losses on derivatives	(8)		3	(5)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$266		$(93)	$173
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Current tax expense (benefit):
Federal	$25	$37	$24
Total current tax expense (benefit)	25	37	24
Deferred tax expense (benefit):
Federal	49	(158)	(3)
Total deferred tax expense (benefit)	49	(158)	(3)
Total income tax expense (benefit)	$74	$(121)	$21

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2018	2017		2016
Income (loss) before income taxes	$569	$89		$134
Tax rate	21.0%	35.0%		35.0%
Income tax expense (benefit) at federal statutory rate	119	31		47
Tax effect of:
Dividends received deduction	(49)	(36)		(27)
Valuation allowance	9	(5)		(2)
Tax Credit	—	5		2
Effect of Tax Reform	—	(116)	—	—
Other	(5)	—		1
Income tax expense (benefit)	$74	$(121)		$21
Effective tax rate	13.0%	(136.0)%		15.7%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum tax (AMT) credits can be realized. Tax Reform eliminated the corporate AMT and allows the AMT credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.
The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address situations where a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under ASC Topic 740 for certain income tax effects of Tax Reform for the reporting period of enactment. SAB 118 allowed the Company to provide a provisional estimate of the impacts of Tax Reform during a measurement period similar to the measurement period used when accounting for business combinations. Adjustments to the provisional estimate and additional impacts from Tax Reform were recorded during the measurement period as provided for in SAB 118.
In reliance on SAB 118, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future. In 2018, the Company finalized the impacts of Tax Reform.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2018	2017
Deferred tax assets
Insurance reserves	$74	$125
Investments	79	75
Compensation and benefits	51	55
Other assets	—	3
Total gross assets	204	258

Deferred tax liabilities
Net unrealized investment (gains) losses	(45)	(311)
Deferred policy acquisition costs	(205)	(134)
Other liabilities	(18)	—
Total gross liabilities	(268)	(445)
Net deferred income tax asset (liability)	$(64)	$(187)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2018 and 2017, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2018 and 2017 of $128 and $119, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

For the year ended December 31, 2018, the application of the intra-period tax allocation rules to capital deferred assets resulted in an increase of $9 in the valuation allowance within continuing operations, offset by a benefit of $9 within Other comprehensive income. For the years ended 2017 and 2016, the decreases in the valuation allowance were $5 and $2, respectively, all of which were allocated to continuing operations.

Tax Sharing Agreement

The Company had a (payable)/receivable to/from Voya Financial of $35 and $(23) as of December 31, 2018 and 2017, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2018 and December 31, 2017.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2018 and December 31, 2017.

Tax Regulatory Matters

For the tax years 2016 through 2019, Voya Financial participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial for the period ended December 31, 2016. Voya Financial is under examination for the periods ended December 31, 2017 and December 31, 2018. For the period ended December 31, 2017, Voya Financial expects the examination to be finalized within the next twelve months.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $7, $8 and $8 for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $10, $11 and $10, for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2018 and 2017:

	Year Ended December 31,
	2018	2017
Change in benefit obligation:
Benefit obligation, January 1	$88	$88
Interest cost	3	4
Benefits paid	(7)	(5)
Actuarial (gains) losses on obligation	(4)	1
Benefit obligation, December 31	$80	$88

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2018 and 2017:

	December 31,
	2018	2017
Accrued benefit cost	$(80)	$(88)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	(1)
Net amount recognized	$(80)	$(89)

Assumptions

The discount rate used in the measurement of the December 31, 2018 and 2017 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2018	2017
Discount rate	4.46%	3.85%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2018	2017	2016
Discount rate	3.85%	4.55%	4.81%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Interest cost	$3	$4	$4
Amortization of prior service cost (credit)	(1)	(1)	(1)
Net (gain) loss recognition	(4)	1	1
Net periodic (benefit) cost	$(2)	$4	$4

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2019	$6
2020	6
2021	6
2022	6
2023	6
2024-2028	27

In 2019, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $23, $24 and $22 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company recognized tax benefits of $5, $9 and $8 for the years ended 2018, 2017 and 2016, respectively. Prior to January 1, 2017, excess tax benefits were recognized in Additional paid-in capital and accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital were not recognized until the benefits resulted in a reduction in taxes payable. The Company used tax law ordering to determine when excess tax benefits would be realized.

On a prospective basis from January 1, 2017, all excess tax benefits and tax deficiencies related to share-based compensation are reported in net income, rather than Additional paid-in capital.

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2018, 2017, and 2016.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). As of December 31, 2018 and 2017, the amount of the loan outstanding was $5, which was reflected in Other liabilities on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended and $5 in cash was transferred into the cash deposit account as cash collateral. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the year ended December 31, 2018, rent expense for leases was $5. For the years ended December 31, 2017 and 2016, rent expense for leases was $4.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the

C-74

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

securities underlying the commitments. As of December 31, 2018 the Company had off-balance sheet commitments to acquire mortgage loans of $63 and purchase limited partnerships and private placement investments of $519.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2018	2017
Fixed maturity collateral pledged to FHLB(1)	$771	$—
FHLB restricted stock(2)	40	—
Other fixed maturities-state deposits	13	13
Cash and cash equivalents	5	5
Securities pledged(3)	882	960
Total restricted assets	$1,711	$978
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance sheets.
(2) Included in Other investments on the Consolidated Balance sheets.
(3) Includes the fair value of loaned securities of $759 and $799 as of December 31, 2018 and 2017, respectively. In addition, as of December 31, 2018 and 2017, the Company delivered securities as collateral of $123 and $161, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2018, the Company had $657 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2018, assets with a market value of approximately $771 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned

C-75

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously. Plaintiff filed an amended complaint on January 4, 2018, and the Company filed a motion to dismiss the amended complaint on February 8, 2018.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $65, $64 and $58, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $287, $263 and $265, respectively.

C-76

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2018, 2017 and 2016, expenses related to the agreement were incurred in the amount of $15, $43 and $45, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. In connection with the termination of the DSL agreement, as described below, the intercompany agreement with VIM was amended, effective May 1, 2017. For the years ended December 31, 2018, 2017 and 2016, revenue under the VIM intercompany agreement was $63, $55 and $33, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2018, 2017 and 2016 commission expenses incurred by VRIAC were $79, $77 and $73, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the Transaction. DSL had certain agreements whereby it generated revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL served as the principal underwriter for variable insurance products and provided wholesale distribution services for mutual fund custodial products. In addition, DSL was authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2018, 2017 and 2016, commissions were collected in the amount of $69, $170 and $175, respectively. Such commissions were, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earned as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. On or about May 1, 2017, Voya Investments, LLC ("VIL") was appointed investment advisor for these certain additional U.S. registered investment companies previously managed by DSL, which in turn caused DSL and the Contracting Party to terminate separate revenue sharing intercompany agreements dated as of December 22, 2010 between DSL and the Contracting Party by which DSL had paid a portion of the revenue DSL earned as investment adviser. DSL continued to pay the Contracting Party the revenue DSL earned for other related services. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred under these intercompany agreements in the amounts of $26, $83 and $123, respectively.

•
Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL received certain services for a fee. The fee for these services was calculated as a percentage of average assets of Voya Investors Trust. For the year ended December 31, 2018, no expenses were incurred under these agreements. For the years ended December 31, 2017 and 2016, expenses were incurred in the amounts of $23 and $70, respectively. See above where it is discussed that DSL no longer provides these advisory services, effective on May 1, 2017.

C-77

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2018 and 2017, the Company had deposit assets of $37 and $63, respectively, and deposit liabilities of $77 and $135, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL was retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provided or arranged for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earned a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provided certain management, administrative and other services to Voya Investors Trust and was compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL was the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. had an investment advisory agreement, whereby DSL had overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. paid DSL a monthly fee which was based on a percentage of average daily net assets. For the years ended December 31, 2018, 2017 and 2016, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $27, $179 and $350, respectively. See "Operating Agreements" section above where it is discussed that DSL no longer provide these advisory services, effective on May 1, 2017.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2018, 2017 and 2016, distribution revenues received by VFP related to affiliated mutual fund products were $27, $27 and $25, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2018, 2017, and 2016, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income for the years ended December 31, 2018, 2017 and 2016. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2018, the Company did not have any outstanding

C-78

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

receivable/payable with Voya Financial under the reciprocal loan agreement. As of December 31, 2017, the Company had an outstanding receivable of $80 and no outstanding payable.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $5, $11, $11 for the years ended December 31, 2018, 2017 and 2016, respectively. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December, 31, 2018.

C-79

Form No. SAI.75962-19	VRIAC Ed. May 2019

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2018
-	Statements of Operations for the year ended December 31, 2018
-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2018 and 2017
-	Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not Applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.7)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.8)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(4.2)	Variable Annuity Contract G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.

(4.3)	Variable Annuity Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(4.4)

Variable Annuity Contract GTCC-HH(XC/M)-15 (refiling under VRIAC) • Incorporated by reference to Post-Effective Amendment No. 69 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 12, 2018.

(4.5)

Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(4.6)

Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(4.7)	Variable Annuity Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(4.8)

Endorsement (EGET-IC(R)NY) to Contracts G-TDA-HH(XC/M) and

G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

(4.9)

Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.

(4.10)

Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.

(4.11)

Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.

(4.12)

Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.13)

Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(4.14)

Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.15)

Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.

(4.16)

Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.

(4.17)

Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6, 2000.

(4.18)

Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6, 2000.

(4.19)

Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 13, 2000.

(4.20)

Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.21)

Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.22)

Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.

(4.23)

Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.

(4.24)

Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.25)

Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 11, 2006.

(4.26)

Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 11, 2006.

(4.27)	Endorsement E-NYSUTDB-06 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 27, 2006.
(4.28)

Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.29)

Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and Contract Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.30)

Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.31)

Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.32)

Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07 SCH) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(4.33)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-(E-MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(4.34)

Endorsement NYOPSC-09 Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 5, 2011.

(4.35)

Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2014.

(4.36)

Endorsement E-OPDE-14 to Contract G-TDA-HH (XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.37)

Endorsement EVNMCHG (09/14) name change endorsement • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.38)

Endorsement E-RO457-11 to Contracts GLID-CDA-HO, GID-CDA-HO, GSD-CDA-HO, G-CDA-HD(X), G-CDA-HD(X/NS), GAGOV-98(NY) and GF-PVA-IC(NY) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.39)

Endorsement E-NYSUTDB-06 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.40)

Endorsement NYOPSC-09 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.41)

Endorsement E-403bR-09 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.42)

Endorsement E-403bTERM-08 (refiling under VRIAC) to Contracts G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.43)

Endorsement E-OPEASE-15 to Contracts G-TDA-HH(XC/S) and G-TDA-HH(XC/M) and Certificates GTCC-HH(XC/S) and GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 15, 2016.

(4.44)	Variable Annuity Certificate GTCC-HH(XC/M)-15

(5.1)

Variable Annuity Contract Application (300-GTD-NY(5/98)) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(5.2)

Opportunity Plus Application 300-TDA-HH 09 (XC) 09/01/2014 • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to the ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not Applicable
(8.1)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.2)

(Retail) First Amendment dated February 5, 2009 to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.3)

(Retail) Fourth Amendment, dated as of November 1, 2015, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, and Fred Alger & Company, Incorporated to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended February 5, 2009, October 1, 2009, and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 15, 2016.

(8.4)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.5)

(Retail) Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.6)

(Retail) Amendment made as of May 25, 2017 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Saturna Brokerage Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 69 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 12, 2018.

(8.7)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.8)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.9)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Amendment No. 2 to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Amendment No. 3 to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Amendment No. 4 to Post-Effective Amendment No. 6 (File No. 333-167680), as filed on April 7, 2014.

(8.10)

(Retail) Fifth Amendment dated April 1, 2017 to the Fund Participation Agreement dated July 1, 2000 by and among Voya Retirement Insurance and Annuity Company, American Century Investment Services, Inc. and American Century Services, LLC as amended on November 7, 2003, October 1, 2004, April 1, 2007 and July 1, 2013 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-81216), as filed on October 13, 2017.

(8.11)

(Retail) Novation Agreement dated February 23, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.12)

(Retail) Selling and Services Agreement dated as of July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.13)

(Retail) Amendment No. 1 effective November 7, 2003 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.14)

(Retail) Amendment No. 2 effective October 1, 2004 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.15)

(Retail) Amendment No. 3 effective April 1, 2007 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.16)

(Retail) Fourth Amendment dated as of April 6, 2009 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on April 1, 2007, October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.17)

(Retail) Fifth Amendment dated as of July 1, 2013 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003, October 1, 2004, April 1, 2007 and April 6, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.18)

(Retail) Novation Agreement dated February 23, 2010 to Selling and Services Agreement dated as of July 1, 2000 by and among American Century Investment Services, Inc., American Century Services, LLC, ING Financial Advisors, LLC, ING Life Insurance and Annuity Company and ING Institutional Plan Services LLP • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.19)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.20)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.21)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.

(8.22)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.23)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.24)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.25)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.26)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.27)

(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 3, 2010.

(8.28)

(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.29)

 (Retail) Third Amendment, signed as of August 1, 2015, and effective as of January 1, 2016, to the Selling and Services Agreement and Fund Participation Agreement by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 7, 2016.

(8.30)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.31)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.32)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.33)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.34)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.35)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.36)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.37)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.38)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.39)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.40)

First Amendment effective as of April 1, 2005 to Service Contract dated June 30, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.41)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.42)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.43)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, LLC and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.44)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.45)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(8.46)

Amended and Restated Administrative Services Agreement dated October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.47)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.48)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.49)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.50)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company  • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.51)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds (renamed Invesco Equity Funds), AIM Distributors, Inc. (renamed Invesco Distributors, Inc.), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.52)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.53)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.54)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.) (renamed Invesco Variable Insurance Funds, Inc.), A I M Distributors, Inc. (renamed Invesco Distributors, Inc.) and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and amended on November 17, 2000 and July 12, 2002 • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.55)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. and amended on October 1, 2000 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No 1 (File No. 333-49176), as filed on November 30, 2000.

(8.56)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.57)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2007.

(8.58)

(Retail) First Amendment dated as of June 1, 2016 to the Fund Participation Agreement dated as of October 23, 2000 by and between Voya Retirement Insurance and Annuity Company, Lazard Asset Management Securities LLC, Lazard Asset Management LLC and The Retirement Series, Inc. • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.59)

(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.60)

(Retail) Amendment effective June 18, 2007 to the Selling and Services Agreement dated July 1, 1998 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Lazard Asset Management Securities LLC • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.61)

(Retail) Second Amendment effective March 31, 2008 to the Selling and Services Agreement dated July 1, 1998 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Lazard Asset Management Securities LLC amended as of June 18, 2007 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.62)

(Retail) Third Amendment dated as of August 16, 2009 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007 and March 31, 2008 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.63)

(Retail) Fourth Amendment dated as of September 22, 2011 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008 and August 16, 2009 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.64)

(Retail) Fifth Amendment dated as of January 1, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.65)

(Retail) Sixth Amendment dated as of May 20, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 and March __, 2015 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.66)

(Retail) Seventh Amendment dated as of April 1, 2016 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Lazard Asset Management Securities LLC and Lazard Asset Management LLC as amended on July 18, 2007, March 31, 2008, August 16, 2009, September 22, 2011, January 1, 2015 and May 20, 2015 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.67)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.68)

(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.69)

(Retail) First Amendment dated March 13, 2009 to the Selling and Services Agreement dated April 30, 2001 between ING Financial Services, LLC (formerly Aetna Investment Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.70)

(Retail) Second Amendment dated as of February 1, 2010 to the Selling and Services Agreement effective as of April 30, 2001 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P. and prior thereto CDC IXIS Asset Management Distributors, L.P.) • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 033-76962), as filed on April 14, 2017.

(8.71)

(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.72)

(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.73)

Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.74)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.75)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.76)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.77)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.78)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.79)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.80)

(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated September 11, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.81)

(Retail) First Amendment dated December 1, 2010 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.82)

(Retail) Second Amendment dated June 1, 2013 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC and amended on December 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.83)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.84)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.85)

(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.86)

(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.87)

(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.88)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.89)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.90)

(Retail) First Amendment dated as of June 4, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2011.

(8.91)

(Retail) Second Amendment, dated July 2, 2015, to the Fund Participation and Selling and Services Agreement, made as of October 15, 2009, between the PAX World Funds Series Trust I, Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 15, 2016.

(8.92)

(Retail) Pax revised Schedule A as of June 29, 2018, to the Selling and Services Agreement and Fund Participation Agreement • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.93)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.94)

First Amendment, entered into as of July 2, 2015, to the Rule 22c-2 Agreement, made and entered into as of October 15, 2009, between the PAX World Funds Series Trust I, ALPS Distributors, Inc. and Voya Retirement Insurance and Annuity Company, Voya Institutional Trust Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 15, 2016.

(8.95)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.96)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.97)

(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund Management LLC and amended on December 31, 2003, July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.98)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.99)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of May 1, 2004 by and among ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.100)

(Retail) Schedule A dated May 1, 2005 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2004 between ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and TCW Brokerage Services as amended on March 30, 2009 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.101)

(Retail) First Amendment dated as of March 30, 2009 to the Selling and Services Agreement and Participation Agreement dated May 1, 2004 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.102)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between TCW Brokerage Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.103)

Selling and Services Agreement and Fund Participation Agreement dated January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.104)

First Amendment dated as of September 17, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.105)

Second Amendment dated as of September 1, 2015, to the Selling and Services Agreement and Participation Agreement dated as of January 17, 2011, as amended, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 15, 2016.

(8.106)

Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.107)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.108)

(Retail) First Amendment to the Selling and Services Agreement and Participation Agreement dated as of March 18, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., The Victory Portfolios, Victory Capital Management and The Victory Institutional Funds • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.

(8.109)

(Retail) Second Amendment to the Selling and Services Agreement and Participation Agreement dated as of April 1, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management, The Victory Portfolios and The Victory Institutional Funds • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.

(8.110)

(Retail) Third Amendment to the Selling and Services Agreement and Fund Participation Agreement dated as of January 1, 2017 by and among Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLP), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Victory Capital Advisers, Inc. and Victory Portfolios • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2017.

(8.111)

Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.112)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.113)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.114)

(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds Management, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.115)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.116)

(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and amended on August 1, 2007, April 1, 2008, August 19, 2002 (Fourth Amendment) and August 19, 2002 (Fifth Amendment) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-105479), as filed on April 9, 2010, and by reference to Post-Effective Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.

(8.117)

(Retail) Sixth Amendment effective March 31, 2017 to Participation Agreement dated August 19,2002 by and among Voya Retirement Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC as amended October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012 • Incorporated by reference to Post-Effective Amendment No. 69 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 12, 2018.

(8.118)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President, and Chief Risk Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	1475 Dunwoody Drive West Chester, PA 19380	Director
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance

Name	Principal Business Address	Positions and Offices with Depositor
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 71 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 23, 2019.

Item 27.   Number of Contract Owners

As of February 28, 2019, there were 335,296 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director

Name	Principal Business Address	Positions and Offices with Underwriter
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c)     Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$54,251,364.57

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2018.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the offices of the Depositor as follows:

Voya Services Company

20 Washington Avenue South

Minneapolis, MN  55401

Voya Services Company

5780 Powers Ferry Road

Atlanta, GA  30327-4390

Voya Retirement Insurance and Annuity Company

One Orange Way, C2N

Windsor, CT  06095-4774

Voya Retirement Insurance and Annuity Company

Customer Service

P.O. Box 5049

Minot, ND 58702-5049

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)     to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)  to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company. See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 24th day of April, 2019.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 71 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
William Bainbridge*	Director	)	April
William T. Bainbridge		)	24, 2019
)
Tony Brantzeg*	Director	)
Anthony J. Brantzeg		)
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)

Michael S. Smith*	Director	)
Michael S. Smith		)

By:	/s/Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
Exhibit Index

Exhibit No.	Exhibit

24(b)(4.44)	Variable Annuity Certificate GTCC-HH(XC/M)-15

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney